                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-08961

                              TIAA-CREF LIFE FUNDS
                              --------------------
               (Exact name of registrant as specified in charter)

                   730 Third Avenue, New York, New York 10017
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Lisa Snow, Esq.
                                  c/o TIAA-CREF
                                730 Third Avenue,
                          New York, New York 10017-3206
                          -----------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-490-9000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

June 30, 2003
                                                                [TIAA CREF LOGO]
Financial statements (unaudited)
including statement of investments

TIAA-CREF Life Funds



Semiannual Report 2003



                GROWTH EQUITY FUND               SOCIAL CHOICE EQUITY FUND

                GROWTH & INCOME FUND             LARGE-CAP VALUE FUND

                INTERNATIONAL EQUITY FUND        SMALL-CAP EQUITY FUND

                STOCK INDEX FUND                 REAL ESTATE SECURITIES FUND

Contents

TIAA-CREF LIFE FUNDS
  Growth Equity Fund Performance Report.............................2
  Growth & Income Fund Performance Report...........................3
  International Equity Fund Performance Report......................4
  Stock Index Fund Performance Report...............................5
  Social Choice Equity Fund Performance Report......................6
  Large-Cap Value Fund Performance Report...........................7
  Small-Cap Equity Fund Performance Report..........................8
  Real Estate Securities Fund Performance Report....................9

STATEMENT OF INVESTMENTS
  Growth Equity Fund...............................................10
  Growth & Income Fund.............................................16
  International Equity Fund........................................22
  Stock Index Fund.................................................26
  Social Choice Equity Fund........................................52
  Large-Cap Value Fund.............................................61
  Small-Cap Equity Fund............................................65
  Real Estate Securities Fund......................................77

FINANCIAL STATEMENTS
  Statements of Assets and Liabilities.............................78
  Statements of Operations.........................................80
  Statements of Changes in Net Assets..............................82
  Financial Highlights.............................................84
  Notes to Financial Statements....................................88

PRODUCTS FROM THE
TIAA-CREF GROUP OF COMPANIES........................INSIDE BACK COVER


FUND MANAGEMENT: The TIAA-CREF Life Funds are managed by Teachers Advisors, Inc.

The Investment Company Act of 1940 requires the TIAA-CREF Life Separate Account VA-1 and Separate Account VLI-1 to provide their contract owners with an annual report on the financial condition and portfolio holdings of the funds in which the accounts invest. The funding vehicles for the accounts are the TIAA-CREF Life Funds. An annual report is also provided each year towards the end of February.

TIAA-CREF Individual & Institutional Services, Inc., and Teachers Personal Investors Services, Inc., distribute securities products. This report must be accompanied or preceded by a prospectus. For additional copies or for more complete information on securities products, please call 877 518-9161. Read them carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB, provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

Two new TIAA-CREF Life Funds were launched on July 21, 2003: the Bond Fund and the Money Market Fund. These new investment options can be used as funding vehicles for the Personal Annuity Select and Single Premium Immediate Annuities. Since the funds were launched after the end of the period covered by this report, no performance information appears herein. Full performance information details will appear in the TIAA-CREF Life Funds Annual Report, which will cover the 12-month period ending December 31, 2003.

(C)2003 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

From the Vice Chairman

[PHOTO OF MARTIN L. LEIBOWITZ]

MARTIN L. LEIBOWITZ

VICE CHAIRMAN
OF TIAA-CREF

This report contains the performance and financial statements for the TIAA-CREF Life Funds for the six months ended June 30, 2003. These funds serve as the underlying investment vehicles for the variable accounts of the Personal Annuity Select, the Single Premium Immediate Annuities, and the Flexible Premium Variable Universal Life Policies.

      A worldwide rally in stocks during the second quarter boosted equity returns for the six-month period. As of June 30, the S&P 500(R) Index was up 11.76% for the first half of the year -- its best six-month performance in more than three years. The Russell 3000(R) Index, which tracks approximately 98% of the domestic stock market, registered a gain of 12.71%. Markets around the world were advancing too. While gains varied widely -- from Japan's modest 2.92% to Germany's 20.67% -- the Morgan Stanley EAFE(R) Index, tracking stocks in Europe, Australasia, and the Far East, posted a return of 9.47%, in terms of dollars. Many stocks in foreign markets saw their returns boosted by the increased value of their currencies versus the dollar.

      These strongly positive returns were the result of an upward surge in stock prices in the second quarter, following a small decline during the first quarter. Investors were encouraged by improved earnings prospects among S&P 500 companies, historically low interest rates, and the tax cuts approved by Congress.

      However, the economy's overall growth rate remained low. During the first six months of 2003, gross domestic product (GDP) increased at an annualized rate of 1.9% -- well below the long-term trend, which has ranged from 3.00% to 3.25%. At the same time, unemployment increased from 5.7% in January to 6.4% at the end of June. The shortage of jobs has slowed the growth of consumer spending, which accounts for more than two-thirds of GDP.

      Despite these conflicting economic indicators, investment capital poured into the stock market during the second quarter, helping to fuel the rise in stock prices. According to data from the Investment Company Institute, the net inflow of money into U.S. stock funds totaled $46.7 billion in the second quarter, reversing the outflow of $11.8 billion during the first three months of 2003.

      While the stock market's advance was broadly positive, individual market areas did not share in it equally. Among companies of different sizes, small caps led the advance, with the Russell 2000(R) climbing 17.88% during the six-month period. In the broader market, technology stocks climbed 18%, and financial stocks rose 12.3%; the lagging oil sector gained only 7.1%, and consumer staples returned 5.3%.

      The seven equity offerings of the TIAA-CREF Life Funds are fully invested and participated in the worldwide advance in equities. Returns ranged from 9.29% for the International Equity Fund to 18.51% for the Small-Cap Equity Fund. Three of the six funds that make individual stock selections outperformed their benchmarks, while the Stock Index Fund closely tracked the broad domestic market, as it is designed to do. The Real Estate Securities Fund surpassed the return of its benchmark by more than four percentage points on the strength of effective sector allocations within its market. This report provides details of each fund's holdings and performance as of June 30, 2003.

      Despite the much-improved performance of the equity market over the last six months, during the past twelve months returns for the overall domestic market were only about even, with the Russell 3000 posting a twelve-month return of 0.77%. During this period, many contract owners have benefited by diversifying their portfolios through the use of our fixed accounts. These accounts, which guarantee principal and a minimum interest rate, are backed by TIAA-CREF Life's claims-paying ability. If you would like to know more about how our fixed accounts work, one of our consultants would be happy to talk with you about them.

/s/ Martin L. Leibowitz

                                          TIAA-CREF
Growth Equity Fund                        Life Funds

PORTFOLIO PROFILE

- Invests at least 80% of the fund's assets in stocks that present the opportunity for growth.

- Generally invests in stocks of large-cap companies in new and emerging areas of the U.S. economy and those with distinctive products or promising markets.

- Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

            Active managers identify stocks they believe will offer superior returns and those that may detract from performance.

            Quantitative managers build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Russell 1000(R) Growth Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

-     May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

The Growth Equity Fund returned 12.51% for the period, compared with 13.09% for its benchmark, the Russell 1000 Growth Index, and the 12.70% average return for similar funds, as measured by the Morningstar Large Growth category.

      Growth stocks did well during the first six months of the year, propelled by double-digit gains among many technology stocks. The return of the large-cap Russell 1000 Growth Index surpassed that of the Russell 1000 Value Index, which returned 11.57%. The Russell 3000(R) Index, which represents the broader market, advanced 12.71%.

      During the period, the fund's return lagged that of the benchmark because of a number of stock selections that did not perform as anticipated. The largest detractors were Automated Data Processing and health care companies Baxter International and Schering-Plough. The fund held larger weightings of these stocks than the benchmark. Also negatively affecting performance were underweight holdings that included General Electric, health care company Genentech, and EMC, an automated data storage firm.

      Positive contributions to relative performance came from such holdings as Sun Microsystems and health care companies Amgen and Anthem. The fund had larger weightings of these stocks than the benchmark. The fund also benefited by its below-benchmark weightings in firms that included American International Group and health care companies HCA and Boston Scientific.

INVESTMENT OBJECTIVE

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

$10,000 OVER LIFE OF FUND

[LINE CHART]


                              Russell      Morningstar      Russell
               Growth         3000         Large            1000
Date           Equity         Growth       Growth           Growth
Apr 00             $10000         $10000         $10000          $10000
Apr 30/2000          9576           9486           9361            9524
May 31/2000          9022           8984           8795            9045
Jun 30/2000          9751           9697           9484            9730
Jul 31/2000          9308           9263           9283            9324
Aug 31/2000         10232          10110          10125           10169
Sep 30/2000          9238           9184           9506            9207
Oct 31/2000          8818           8728           9002            8771
Nov 30/2000          7481           7421           7788            7478
Dec 31/2000          7270           7231           7833            7242
Jan 31/2001          7738           7736           8032            7742
Feb 28/2001          6359           6441           6874            6428
Mar 30/2001          5627           5748           6189            5728
Apr 30/2001          6359           6474           6835            6453
May 31/2001          6282           6396           6770            6358
Jun 30/2001          6144           6273           6599            6210
Jul 31/2001          5952           6090           6349            6055
Aug 31/2001          5427           5600           5843            5560
Sep 30/2001          4849           5018           5217            5005
Oct 31/2001          5109           5294           5452            5267
Nov 30/2001          5626           5799           5955            5773
Dec 31/2001          5611           5812           5993            5763
Jan 31/2002          5499           5702           5865            5661
Feb 28/2002          5219           5456           5591            5426
Mar 31/2002          5419           5664           5832            5614
Apr 30/2002          4965           5225           5468            5155
May 31/2002          4831           5086           5341            5031
Jun 30/2002          4331           4618           4901            4565
Jul 31/2002          4070           4333           4524            4314
Aug 31/2002          4085           4345           4529            4327
Sep 30/2002          3659           3902           4143            3878
Oct 31/2002          3997           4250           4445            4234
Nov 30/2002          4224           4493           4648            4464
Dec 31/2002          3927           4182           4332            4156
Jan 31/2003          3827           4080           4247            4055
Feb 28/2003          3830           4056           4207            4036
Mar 31/2003          3892           4130           4276            4111
Apr 30/2003          4183           4441           4582            4415
May 31/2003          4372           4680           4830            4636
Jun 30/2003          4419           4747           4882            4700

TEN LARGEST HOLDINGS AS OF 6/30/2003

                         PERCENT OF
COMPANY                  NET ASSETS     MARKET VALUE
-------                  ----------     ------------
Pfizer, Inc                 6.36        $3,057,006
General Electric Co         5.50         2,641,543
Microsoft Corp              4.58         2,201,384
Johnson & Johnson           3.10         1,490,563
Amgen, Inc                  3.04         1,462,709
Cisco Systems, Inc          2.87         1,380,636
Wal-Mart Stores, Inc        2.85         1,367,834
IBM Corp                    2.54         1,219,680
Intel Corp                  2.51         1,203,830
Fannie Mae                  2.38         1,141,220


PERFORMANCE AT A GLANCE AS OF 6/30/03


                                       AVERAGE ANNUAL COMPOUND
                                       RATES OF TOTAL RETURN(1)      CUMULATIVE RATES OF TOTAL RETURN(1)
                                       ------------------------      -----------------------------------
                                                                                                                              NET
                                                                                                                 2003        ASSETS
                                                       SINCE                                    SINCE           ANNUAL       (IN
                                           1 YEAR   INCEPTION(2)     6 MONTHS        1 YEAR  INCEPTION(2)      EXPENSES    MILLIONS)
                                           ------   -----------      --------        ------  -----------       --------    ---------
GROWTH EQUITY FUND(3)                       2.01%     -22.22%          12.51%         2.01%     -55.80%           0.25%     $ 48.04
Russell 1000 Growth Index(4)                2.94       -20.74          13.09          2.94       -53.00             --           --
Russell 3000 Growth Index(4)                2.79       -20.49          13.49          2.79       -52.53             --           --
Morningstar Large Growth category          -0.46       -19.04          12.70         -0.46       -47.91             --           --

1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2     Inception date of the Growth Equity Fund was 4/3/2000.

3 There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

4 Russell 1000 and 3000 are trademarks and service marks of the Frank Russell Company.


2  2003 SEMIANNUAL REPORT TIAA-CREF Life Funds

                                          TIAA-CREF
Growth & Income Fund                      Life Funds

PORTFOLIO PROFILE

- Invests at least 80% of the fund's assets in income-producing (i.e., dividend-paying) stocks.

- Looks for stocks that are attractively priced and show the potential to increase in value faster than the rest of the market.

- Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

            Active managers identify stocks they believe will offer superior returns and those that may detract from performance.

            Quantitative managers build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the S&P 500(R) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

-     May invest up to 20% of the fund's portfolio in foreign securities.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

The Growth & Income Fund returned 10.12% for the period, compared with 11.76% for its benchmark, the S&P 500 Index, and the 10.88% average return for similar funds, as measured by the Morningstar Large Blend category.

      Concerns about slow economic growth in the United States and war in Iraq contributed to a decline of 3.15% in the S&P 500 Index during the first quarter. An improved corporate earnings picture and the fall of Saddam Hussein helped spark a rally that produced a 15.39% return for the second quarter. Year-to-date, all ten sectors of the S&P 500 Index posted gains. The sectors with the largest gains were information technology and consumer discretionary goods; consumer staples and materials were among those with the smallest gains.

      During the quarter, the fund's return lagged that of the benchmark because of a number of stock selections that did not perform as anticipated. These included above-benchmark holdings in Pepsi Bottling Group, software company Oracle, and Comcast, a broadband cable firm. Also negatively affecting performance were underweight holdings that included Intel, Tyco International, and J.P. Morgan Chase.

      Positive contributions to relative performance came from such holdings as Sun Microsystems, insurer Aetna, and biotechnology firm Amgen. The fund had larger weightings of these stocks than the benchmark. The fund also benefited by its below-benchmark weightings in firms that included Boston Scientific, SBC Communications, and American International Group.

INVESTMENT OBJECTIVE

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income, primarily from income-producing securities.

$10,000 OVER LIFE OF FUND

[LINE CHART]



                                                        Morningstar
                                                        Large
Date             Growth/Income        S&P 500           Blend
Apr 2000        $   10000           $   10000           $   10000
Apr 30/2000          9713                9699                9679
May 31/2000          9504                9500                9438
Jun 30/2000          9766                9734                9724
Jul 31/2000          9661                9582                9582
Aug 31/2000         10287               10177               10216
Sep 30/2000          9713                9640                9728
Oct 31/2000          9654                9599                9610
Nov 30/2000          8845                8843                8821
Dec 31/2000          8898                8886                8953
Jan 31/2001          9196                9201                9189
Feb 28/2001          8332                8362                8379
Mar 31/2001          7754                7832                7825
Apr 30/2001          8354                8441                8429
May 31/2001          8411                8498                8463
Jun 30/2001          8177                8291                8243
Jul 31/2001          8083                8209                8104
Aug 31/2001          7559                7695                7620
Sep 30/2001          6985                7074                6980
Oct 31/2001          7132                7209                7142
Nov 30/2001          7661                7762                7663
Dec 31/2001          7731                7830                7742
Jan 31/2002          7540                7715                7597
Feb 28/2002          7345                7567                7433
Mar 31/2002          7650                7851                7718
Apr 30/2002          7196                7375                7319
May 31/2002          7097                7321                7246
Jun 30/2002          6560                6799                6777
Jul 31/2002          6034                6269                6264
Aug 31/2002          6091                6310                6298
Sep 30/2002          5473                5625                5699
Oct 31/2002          5931                6120                6089
Nov 30/2002          6262                6480                6378
Dec 31/2002          5879                6099                6037
Jan 31/2003          5739                5939                5884
Feb 28/2003          5654                5850                5788
Mar 31/2003          5674                5907                5833
Apr 30/2003          6152                6394                6272
May 31/2003          6407                6731                6619
Jun 30/2003          6472                6816                6694


TEN LARGEST HOLDINGS AS OF 6/30/2003

                               PERCENT OF
  COMPANY                      NET ASSETS     MARKET VALUE
  -------                      ----------     ------------
ExxonMobil Corp                    3.45        $2,089,567
General Electric Co                3.34         2,024,865
Pfizer, Inc                        3.05         1,849,291
Citigroup, Inc                     2.69         1,631,793
Procter & Gamble Co                2.57         1,553,872
Microsoft Corp                     2.56         1,548,125
IBM Corp                           2.33         1,411,740
Fannie Mae                         1.92         1,161,452
Verizon Communications, Inc        1.86         1,124,286
Amgen, Inc                         1.85         1,119,705


PERFORMANCE AT A GLANCE AS OF 6/30/2003

                                       AVERAGE ANNUAL COMPOUND
                                       RATES OF TOTAL RETURN(1)      CUMULATIVE RATES OF TOTAL RETURN(1)
                                       ------------------------      -----------------------------------
                                                                                                                              NET
                                                                                                                 2003        ASSETS
                                                       SINCE                                    SINCE           ANNUAL       (IN
                                       1 YEAR       INCEPTION(2)     6 MONTHS        1 YEAR  INCEPTION(2)      EXPENSES    MILLIONS)
                                       ------       -----------      --------        ------  -----------       --------    ---------
GROWTH & INCOME FUND(3)                   -1.32%       -12.53%          10.12%       -1.32%       -35.28%          0.23%     $ 60.57
S&P 500 Index                              0.25        -11.13          11.76          0.25        -31.84             --           --
Morningstar Large Blend category          -1.23        -10.88          10.88         -1.23        -29.72             --           --



1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2     Inception date of the Growth & Income Fund was 4/3/2000.

3 There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.


                                   TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT 3

                                           TIAA-CREF
International Equity Fund                 Life Funds

PORTFOLIO PROFILE

- Invests at least 80% of the fund's assets in equity securities of foreign issuers. Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

            Active managers identify stocks they believe will offer superior returns and those that may detract from performance.

            Quantitative managers build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark index, the Morgan Stanley EAFE(R) (Europe, Australasia, Far East) Index. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

- The active managers select individual stocks and let the fund's country and regional asset allocations evolve from those stock selections. However, sector and country exposure are monitored to control risk.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

The International Equity Fund returned 9.29% for the period, compared with the 9.47% for its benchmark, the Morgan Stanley EAFE Index, and the 9.40% average return for similar funds, as measured by the Morningstar Foreign Stock category.

      Foreign stocks lost ground during the first quarter. On March 31, the EAFE index was down nearly 59% since April 1, 2000. With the fall of Saddam Hussein in April and some signs of improved business prospects in the United States, investors saw many stocks as undervalued, producing a robust rally during April and May. Gains in many markets were helped by the strength of other currencies versus the dollar.

      The fund underperformed mainly because of individual stock selections in the Asian-Pacific region that did not perform as expected. Relative performance was hurt by overweight holdings in several Asian-Pacific stocks, including Mabuchi Motor, Fuji Film, and Sony. These more than offset the positive contributions from underweight positions versus the benchmark in companies such as Mitsubishi Tokyo Financial Group and Sumitomo Mitsui Banking Corporation.

      In the European segment, relative performance was negatively affected by overweight positions that included British consumer goods provider Reckitt Benckiser and Swiss biotechnology firm Lonza Group. An underweight position in British home improvement retailer Kingfisher also had a negative effect on returns. These roughly offset the positive performance, relative to the benchmark, from several overweight holdings that included Swiss health care company Centerpulse, Swiss testing firm SGS Group, and Spanish bank Banco Santander.

INVESTMENT OBJECTIVE

The International Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

$10,000 OVER LIFE OF FUND

[LINE CHART]




                                           Morningstar
            International            MS        Foreign
Date               Equity    EAFE Index          Stock
Apr 00          $  10000      $   10000       $  10000
Apr 30/2000         9092           9474           9317
May 31/2000         8508           9242           8995
Jun 30/2000         8938           9604           9412
Jul 31/2000         8478           9201           9089
Aug 31/2000         8706           9281           9275
Sep 30/2000         8135           8829           8751
Oct 31/2000         7850           8621           8389
Nov 30/2000         7293           8297           7964
Dec 31/2000         7576           8592           8234
Jan 31/2001         7501           8588           8286
Feb 28/2001         6851           7944           7651
Mar 31/2001         6391           7414           7043
Apr 30/2001         6789           7930           7508
May 31/2001         6559           7650           7319
Jun 30/2001         6276           7337           7056
Jul 31/2001         6148           7158           6839
Aug 31/2001         5989           6992           6646
Sep 30/2001         5371           6313           5912
Oct 31/2001         5574           6491           6092
Nov 30/2001         5725           6695           6343
Dec 31/2001         5773           6740           6428
Jan 31/2002         5468           6387           6170
Feb 28/2002         5513           6432           6192
Mar 31/2002         5849           6779           6519
Apr 30/2002         5858           6821           6547
May 31/2002         5939           6931           6619
Jun 30/2002         5737           6655           6351
Jul 31/2002         5185           5998           5736
Aug 31/2002         5158           5984           5708
Sep 30/2002         4634           5341           5107
Oct 31/2002         4898           5629           5328
Nov 30/2002         5096           5884           5556
Dec 31/2002         4941           5686           5378
Jan 31/2003         4729           5449           5174
Feb 28/2003         4642           5324           5043
Mar 31/2003         4564           5219           4945
Apr 30/2003         4996           5731           5406
May 31/2003         5313           6078           5751
Jun 30/2003         5400           6225           5883




TEN LARGEST HOLDINGS AS OF 6/30/03

                                                    PERCENT OF
  COMPANY                          COUNTRY          NET ASSETS     MARKET VALUE
  -------                          -------          ----------     ------------

Royal Bank
  Of Scotland Group plc           United Kingdom           2.97     $1,122,915
GlaxoSmithKline plc               United Kingdom           2.73      1,031,548
BP plc                            United Kingdom           2.18        824,889
iShares MSCI EAFE Index           United States            2.06        779,507
  Fund
Reckitt Benckiser plc             United Kingdom           2.01        760,868
Man Group plc                     United Kingdom           1.98        748,164
Synthes-Stratec, Inc              Switzerland              1.89        713,292
ASML Holding NV                   Netherlands              1.88        710,383
SGS Societe Generale
  Surveillance Holdings S.A       Switzerland              1.79        675,236
Nobel Biocare Holding AG          Switzerland              1.77        668,751


PERFORMANCE AT A GLANCE AS OF 6/30/2003

                                       AVERAGE ANNUAL COMPOUND
                                       RATES OF TOTAL RETURN(1)      CUMULATIVE RATES OF TOTAL RETURN(1)
                                       ------------------------      -----------------------------------
                                                                                                                              NET
                                                                                                                 2003        ASSETS
                                                       SINCE                                    SINCE           ANNUAL       (IN
                                           1 YEAR   INCEPTION(2)     6 MONTHS        1 YEAR  INCEPTION(2)       EXPENSES   MILLIONS)
                                           ------   -----------      --------        ------  -----------       --------    ---------
INTERNATIONAL EQUITY FUND(3)               -5.86%       -17.27%          9.29%       -5.86%       -46.00%         0.29%     $ 37.77
Morgan Stanley EAFE Index                  -6.46        -13.58           9.47        -6.46        -37.75           --           --
Morningstar Foreign Stock category         -7.41        -14.74           9.40        -7.41        -34.04           --           --


1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2     Inception date of the International Equity Fund was 4/3/2000.

3 There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.


4 2003 SEMIANNUAL REPORT TIAA-CREF Life Funds

                                           TIAA-CREF
Stock Index Fund                          Life Funds

PORTFOLIO PROFILE

-     Benchmarked to the Russell 3000(R) Index.

- May use a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all stocks in the index.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

The Stock Index Fund returned 12.62% for the period, closely tracking the 12.71% return for its benchmark, the Russell 3000 Index, and topping the 10.88% average return for similar funds as measured by the Morningstar Large Blend category.

      After a decline of 3.04% during the first quarter, the Russell 3000 Index posted strong gains during April, May, and early June. For the second quarter as a whole, the index was up 16.24% -- its largest quarterly gain since 1998. The largest contributions came from the financial, technology, and consumer discretionary sectors. In many sectors, small-cap stocks led the advance. The Russell 2000(R) Index, which tracks small caps and is a subset of the Russell 3000, rose 23.42% during the second quarter.

      Stocks were helped by the perception that many issues were undervalued: between April 1, 2000 and March 31, 2003, the Russell 3000 had declined more than 47%. With the fall of Saddam Hussein and some signs of improved business prospects, investors looked for the economic recovery in the United States to gain momentum, although high unemployment remained a concern.

      An indexed portfolio seeks to match the risk/return profile of its benchmark in order to produce an identical return. Differences between the return of the portfolio and that of the benchmark are caused by the deviations in their respective compositions during the period, some of which are the inevitable result of the fund's cash flows. The return of the fund is determined by the performance of the portfolio minus an expense charge, which the return of the benchmark does not include.

INVESTMENT OBJECTIVE

The Stock Index Fund seeks a favorable long-term return mainly from capital appreciation, by investing in a portfolio of equity securities selected to track the overall United States equity markets.

$10,000 OVER LIFE OF FUND

[LINE CHART]



                                     Russell
Date              Stock Index         3000
Jan 99             $  10000         $  10000
Jan 31/1999           10380            10340
Feb 28/1999           10034             9973
Mar 31/1999           10392            10339
Apr 30/1999           10845            10806
May 31/1999           10626            10601
Jun 30/1999           11175            11136
Jul 31/1999           10849            10799
Aug 31/1999           10741            10676
Sep 30/1999           10461            10403
Oct 31/1999           11098            11056
Nov 30/1999           11401            11365
Dec 31/1999           12119            12090
Jan 31/2000           11628            11616
Feb 28/2000           11730            11724
Mar 31/2000           12629            12642
Apr 30/2000           12205            12197
May 31/2000           11874            11854
Jun 30/2000           12221            12205
Jul 31/2000           12011            11990
Aug 31/2000           12910            12879
Sep 30/2000           12318            12296
Oct 31/2000           12157            12121
Nov 30/2000           11044            11003
Dec 31/2000           11225            11188
Jan 31/2001           11607            11571
Feb 28/2001           10550            10514
Mar 31/2001            9868             9828
Apr 30/2001           10651            10617
May 31/2001           10735            10702
Jun 30/2001           10539            10505
Jul 31/2001           10370            10331
Aug 31/2001            9760             9722
Sep 30/2001            8900             8864
Oct 31/2001            9104             9070
Nov 30/2001            9804             9769
Dec 31/2001            9941             9906
Jan 31/2002            9815             9782
Feb 28/2002            9615             9582
Mar 31/2002           10030            10002
Apr 30/2002            9509             9477
May 31/2002            9400             9368
Jun 30/2002            8725             8693
Jul 31/2002            8042             8002
Aug 31/2002            8079             8040
Sep 30/2002            7237             7195
Oct 31/2002            7810             7768
Nov 30/2002            8282             8238
Dec 31/2002            7815             7772
Jan 31/2003            7624             7582
Feb 29/2003            7500             7458
Mar 31/2003            7579             7536
Apr 30/2003            8192             8151
May 31/2003            8685             8643
Jun 30/2003            8801             8760




TEN LARGEST HOLDINGS AS OF 6/30/2003

                                                PERCENT OF
COMPANY                                         NET ASSETS   MARKET VALUE
-------                                         ----------   ------------
TIAA-CREF Institutional Equity Index Fund           4.48     $4,992,448
General Electric Co                                 2.71      3,017,279
Pfizer, Inc                                         2.55      2,837,899
ExxonMobil Corp                                     2.27      2,524,832
Microsoft Corp                                      2.16      2,410,951
Citigroup, Inc                                      2.08      2,319,332
Johnson & Johnson                                   1.45      1,615,677
Wal-Mart Stores, Inc                                1.35      1,501,472
Intel Corp                                          1.28      1,429,524
Merck & Co, Inc                                     1.28      1,429,222

PERFORMANCE AT A GLANCE AS OF 6/30/2003

                        AVERAGE ANNUAL COMPOUND
                        RATES OF TOTAL RETURN(1)       CUMULATIVE RATES OF TOTAL RETURN(1)
                        ------------------------      -----------------------------------
                                                                                                               NET
                                                                                                  2003        ASSETS
                                        SINCE                                    SINCE           ANNUAL       (IN
                            1 YEAR   INCEPTION(2)     6 MONTHS        1 YEAR  INCEPTION(2)      EXPENSES    MILLIONS)
                            ------   -----------      --------        ------  -----------       --------    ---------
STOCK INDEX FUND              0.87%      -2.80%         12.62%         0.87%     -11.99%           0.06%     $111.39
Russell 3000 Index(3)         0.77        -2.90         12.71          0.77       -12.40             --           --


1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2     Inception date of the Stock Index Fund was 1/4/1999.

3 Russell 2000 and 3000 are trademarks and service marks of the Frank Russell Company.


                                  TIAA-CREF Life Funds  2003 SEMIANNUAL REPORT 5

                                           TIAA-CREF
Social Choice Equity Fund                 Life Funds

PORTFOLIO PROFILE

- Invests primarily in stocks from the Russell 3000(R) Index that pass two kinds of social screens:

            First, the account excludes certain companies deriving revenues from involvement with alcohol, tobacco, gambling, weapons production, or nuclear power.

            The remaining companies are then evaluated and selected according to additional criteria, such as respect for the environment and for human rights, charitable giving, fair labor and governance practices, quality products, and leadership in research and development.

- Because its social criteria exclude some investments, the fund may not be able to take advantage of the same opportunities or market trends as do funds that do not use such criteria.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

The Social Choice Equity Fund returned 12.93%, outperforming both the 12.71% return for its benchmark, the Russell 3000 Index, and the 10.88% average return for similar funds as measured by the Morningstar Large Blend category. The benchmark and Morningstar do not screen investments for social criteria.

      The fund's social screens boosted performance, relative to the benchmark, by excluding stocks that significantly underperformed the index. Among them were ExxonMobil, Wal-Mart Stores, and health care companies Schering-Plough and HCA, Inc. These positive factors were partially offset by the exclusion, due to the account's screens, of certain well-performing stocks, including Citigroup, General Electric, biotechnology company Genentech, and Cendant, a provider of travel and real estate services.

      Because the social screens prevent the fund's owning some of the stocks in the Russell 3000 Index, the fund's managers use statistical techniques to ensure that the risk characteristics of the portfolio closely resemble those of the index. As a result, the fund had overweight holdings in several stocks, including Procter & Gamble, Johnson & Johnson, and American International Group, that underperformed the index. This had a negative, but minor, effect on relative performance.

INVESTMENT OBJECTIVE

The Social Choice Equity Fund seeks favorable long-term returns that track the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

$10,000 OVER LIFE OF FUND

[LINE CHART]

                                                     MORNINGSTAR               RUSSELL
                 SOCIAL                                    LARGE                  3000
DATE             CHOICE              S&P 500               BLEND                 INDEX
APR 30/2000   $   10000            $   10000           $   10000                 10000
APR 30/2000        9727                 9699                9679                  9648
MAY 31/2000        9585                 9500                9438                  9377
JUN 30/2000        9844                 9734                9724                  9654
JUL 31/2000        9724                 9582                9582                  9484
AUG 31/2000       10259                10177               10216                 10187
SEP 30/2000        9724                 9640                9728                  9726
OCT 31/2000        9657                 9599                9610                  9587
NOV 30/2000        8945                 8843                8821                  8704
DEC 31/2000        9099                 8886                8953                  8850
JAN 31/2001        9385                 9201                9189                  9153
FEB 28/2001        8498                 8362                8379                  8316
MAR 31/2001        7991                 7832                7825                  7774
APR 30/2001        8524                 8441                8429                  8398
MAY 31/2001        8558                 8498                8463                  8465
JUN 30/2001        8327                 8291                8243                  8309
JUL 31/2001        8300                 8209                8104                  8172
AUG 31/2001        7805                 7695                7620                  7690
SEP 30/2001        7223                 7074                6980                  7011
OCT 31/2001        7372                 7209                7142                  7174
NOV 30/2001        7886                 7762                7663                  7727
DEC 31/2001        7943                 7830                7742                  7836
JAN 31/2002        7843                 7715                7597                  7738
FEB 28/2002        7681                 7567                7433                  7579
MAR 31/2002        7993                 7851                7718                  7912
APR 30/2002        7577                 7375                7319                  7497
MAY 31/2002        7523                 7321                7246                  7410
JUN 30/2002        6953                 6799                6777                  6876
JUL 31/2002        6406                 6269                6264                  6330
AUG 31/2002        6440                 6310                9298                  6360
SEP 30/2002        5808                 5625                5699                  5691
OCT 31/2002        6294                 6120                6089                  6145
NOV 30/2002        6657                 6480                6378                  6516
DEC 31/2002        6301                 6099                6037                  6148
JAN 31/2003        6160                 5939                5884                  5998
FEB 28/2003        6042                 5850                5788                  5899
MAR 31/2003        6113                 5907                5833                  5961
APR 30/2003        6611                 6394                6272                  6448
MAY 31/2003        7034                 6731                6619                  6837
JUN 30/2003        7116                 6816                6694                  6929

TEN LARGEST HOLDINGS AS OF 6/30/2003

                                                      PERCENT OF
COMPANY                                NET ASSETS   MARKET VALUE
-------                                ----------   ------------
Microsoft Corp                              2.60     $732,446
Johnson & Johnson                           2.30      648,111
Merck & Co, Inc                             2.26      635,412
Bank of America Corp                        2.00      562,852
Procter & Gamble Co                         1.93      542,749
IBM Corp                                    1.90      536,250
American International Group, Inc           1.76      496,620
Intel Corp                                  1.72      483,166
Coca-Cola Co                                1.53      431,613
Wells Fargo & Co                            1.49      418,320


PERFORMANCE AT A GLANCE AS OF 6/30/2003


                                       AVERAGE ANNUAL COMPOUND
                                       RATES OF TOTAL RETURN(1)      CUMULATIVE RATES OF TOTAL RETURN(1)
                                       ------------------------      -----------------------------------
                                                                                                                              NET
                                                                                                                 2003        ASSETS
                                                       SINCE                                    SINCE           ANNUAL       (IN
                                           1 YEAR   INCEPTION(2)     6 MONTHS        1 YEAR  INCEPTION(2)      EXPENSES    MILLIONS)
                                           ------   -----------      --------        ------  -----------       --------    ---------
SOCIAL CHOICE EQUITY FUND                   2.33%      -9.95%         12.93%           2.33%     -28.87%        0.07%       $ 28.16
S&P 500 Index                               0.25      -11.13          11.76            0.25      -31.84          --            --
Russell 3000 Index(3)                       0.77      -10.68          12.71            0.77      -30.71          --            --
Morningstar Large Blend category           -1.23      -10.88          10.88           -1.23      -29.72          --            --


1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2     Inception date of the Social Choice Equity Fund was 4/3/2000.

3     Russell 3000 is a trademark and a service mark of the Frank Russell
      Company.


6 2003 SEMIANNUAL REPORT TIAA-CREF Life Funds

                                           TIAA-CREF
LARGE-CAP VALUE FUND                      Life Funds

PORTFOLIO PROFILE

- Invests at least 80% of the fund's assets in stocks of large domestic companies (as defined by the fund's benchmark index, the Russell 1000(R) Value Index) that appear undervalued.

- Uses TIAA-CREF's Dual Investment Management Strategy(R), which integrates two equity management techniques:

            Active managers identify stocks they believe will offer superior returns and those that may detract from performance.

            Quantitative managers build a portfolio reflecting the overall risk and investment characteristics of the fund's benchmark. They also may try to outperform the fund's benchmark by buying more or less of certain stocks than index weightings based on proprietary scoring models.

-     May invest up to 20% of its assets in foreign investments.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

For the period, the Large-Cap Value Fund returned 11.71%, compared with 11.57% for its benchmark, the Russell 1000 Value Index, and the 10.74% average return for similar funds as measured by the Morningstar Large Value category.

      Value stocks posted solid gains during the six-month period, though growth stocks performed even better, with the Russell 1000 Growth Index returning 13.09%. Among value stocks, the small-cap Russell 2000(R) Value Index outpaced the Russell Midcap(R) Value Index by over three percentage points and the large-cap Russell 1000 Value Index by nearly five percentage points.

      The fund's return surpassed that of the benchmark primarily because of stock selections that included agricultural products company Monsanto, insurer Aetna, and Altria, the parent company of Philip Morris. The fund had larger weightings of these stocks than the benchmark. The fund also benefited by reduced holdings, relative to the benchmark, in Lockheed Martin, ExxonMobil, and Eastman Kodak.

      Detractors from relative performance included higher-than-benchmark weightings in Freddie Mac, AT&T, and financial services company UnumProvident. Underweight holdings in Hewlett-Packard, McDonald's, and Cendant, a provider of travel and real estate services, also affected relative performance adversely. Positive performance factors, however, more than offset negative ones, enabling the fund to outperform its benchmark for the period.

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

$10,000 OVER LIFE OF FUND

[LINE CHART]




                 LARGECAP       RUSSELL
DATE             VALUE          1000              MORNINGSTAR
OCT 31/2002       $ 10000        $ 10000             $ 10000
OCT 31/2002          9927           9926                9916
NOV 30/2002         10585          10552               10550
DEC 31/2002         10163          10093               10063
JAN 31/2003          9934           9849                9803
FEB 28/2003          9623           9587                9544
MAR 31/2003          9578           9602                9545
APR 30/2003         10356          10448               10333
MAY 31/2003         11146          11122               11006
JUN 30/2003         11354          11261               11144


TEN LARGEST HOLDINGS AS OF 6/30/2003

                             PERCENT OF
COMPANY                       NET ASSETS   MARKET VALUE
-------                       ----------   ------------
ExxonMobil Corp                   5.12     $1,235,304
Citigroup, Inc                    4.70      1,132,830
Altria Group, Inc                 4.03        972,825
Freddie Mac                       2.85        686,715
Wells Fargo Co                    2.67        644,616
SBC Communications, Inc           2.55        614,171
Bank of America Corp              2.42        584,822
Monsanto Co                       2.36        568,981
Wachovia Corp                     2.31        558,161
U.S. Bancorp                      2.24        540,029

PERFORMANCE AT A GLANCE AS OF 6/30/2003

                                             TOTAL RETURN(1)         2003     NET ASSETS
                                                         SINCE      ANNUAL      (IN
                                         6 MONTHS     INCEPTION(2) EXPENSES   MILLIONS)
                                         --------     -----------  --------   ---------
LARGE-CAP VALUE FUND(3),(4)                11.71%        13.54%     0.24%     $   24.12
Russell 1000 Value Index(5)                11.57         12.61        --             --
Morningstar Large Value category           10.74         11.60        --             --

1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2     Inception date of the Large-Cap Value Fund was 10/28/02.

3 This fund has been operating for only a short time, so the returns cited above may not be a good indication of how the fund might perform over long time frames, particularly in light of recent market volatility.

4 There are special risks associated with investments in foreign securities, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

5 Russell 1000, 2000, and Midcap are trademarks and service marks of the Frank Russell Company.


                                  TIAA-CREF Life Funds  2003 SEMIANNUAL REPORT 7

                                           TIAA-CREF
Small-Cap Equity Fund                     Life Funds

PORTFOLIO PROFILE

- Invests at least 80% of the fund's assets in stocks of smaller domestic companies, across a wide range of sectors, growth rates, and valuations, that appear to have favorable prospects for significant long-term capital appreciation.

- Seeks to add incremental return over that of its benchmark index, the Russell 2000(R) Index, while also managing the relative risk of the fund versus its benchmark.

- Uses proprietary mathematical models to evaluate and score stocks. These models weigh many variables, including the valuation of the stock versus the market or its peers, earnings and growth prospects, and the stock's price and volume trends. Managers build a portfolio based on this scoring process, while considering weightings of the stock and its sector in the benchmark index, correlations between the performance of stocks in the index, and trading costs.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

For the six-month period, the Small-Cap Equity Fund returned 18.51%, beating the 17.88% return of its benchmark, the Russell 2000 Index, and the 15.10% average return of similar funds, as measured by the Morningstar Small Blend category.

      Domestic stocks lost ground during the first quarter, primarily because of concerns about the war in Iraq and a weak economy. However, with signs of improved business prospects in the United States, stock prices moved upwards in April and May. Although momentum slowed in June, the Russell 3000(R) Index, which tracks the broad domestic market, gained 16.24% in the second quarter -- its the best quarterly advance since the fourth quarter of 1998.

      The small-cap stocks tracked by the Russell 2000 Index outpaced the overall market, gaining 23.4%, its largest quarterly advance since 1991. For the six-month period, its 17.88% return topped the performance of the other broad capitalization categories, including the 12.34% return of the Russell 1000(R) Index, which tracks large caps, and the 15.47% return of the Russell Midcap(R) Index.

      The fund outperformed its benchmark index largely because of holdings in building materials manufacturer USG Corporation, computer networks provider Quanta Services, and Metris, a financial services company. Underweight holdings, versus the benchmark, in Sonus Networks and pharmaceutical company Sepracor, both of which performed better than anticipated, detracted from relative performance. Overweight investments in Mercury Computer Systems and Cincinnati Bell also detracted slightly from the fund's returns.

INVESTMENT OBJECTIVE

The Small-Cap Equity Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

$10,000 OVER LIFE OF FUND

[LINE CHART]

             SmallCap        Russell
               Equity           2000   Morningstar
Date
Oct 31/2002       10000          10000          10000
Oct 31/2002       10025          10027           9981
Nov 30/2002       10944          10922          10627
Dec 31/2002       10340          10314          10197
Jan 31/2003       10063          10028           9907
Feb 28/2003        9781           9725           9606
Mar 31/2003        9903           9850           9691
Apr 30/2003       10834          10784          10504
May 31/2003       11976          11942          11471
Jun 30/2003       12253          12158          11737

TEN LARGEST HOLDINGS AS OF 6/30/2003

                                        PERCENT OF
COMPANY                                 NET ASSETS   MARKET VALUE
-------                                 ----------   ------------
iShares Russell 2000 Index Fund             0.50     $129,972
Pacific Capital Bancorp                     0.47      122,675
Health Care REIT, Inc                       0.47      122,000
Techne Corp                                 0.47      121,360
Sybase, Inc                                 0.47      121,017
Cytyc Corp                                  0.46      118,876
AmerUs Group Co                             0.46      118,398
Covance, Inc                                0.45      117,650
Kronos, Inc                                 0.45      116,863
CACI International, Inc (Class A)           0.45      116,620


PERFORMANCE AT A GLANCE AS OF 6/30/2003

                                             TOTAL RETURN(1)         2003     NET ASSETS
                                                         SINCE      ANNUAL      (IN
                                         6 MONTHS     INCEPTION(2)  EXPENSES   MILLIONS)
                                         --------     ------------  --------   ---------
SMALL-CAP EQUITY FUND(3)                   18.51%       22.54%       0.10%     $25.98
Russell 2000 Index(4)                      17.88        21.58          --          --
Morningstar Small Blend category           15.10        17.69          --          --

1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.
2     Inception date of the Small-Cap Equity Fund was 10/28/02.

3 Small-cap stocks may have limited marketability and may be subject to more abrupt or erratic market movements than large-cap stocks.

4 Russell 2000 and 3000 are trademarks and service marks of the Frank Russell Company.


8 2003 SEMIANNUAL REPORT TIAA-CREF Life Funds

                                          TIAA-CREF
REAL ESTATE SECURITIES FUND               Life Funds

PORTFOLIO PROFILE

- Invests at least 80% of its assets in equity and fixed-income securities of companies that are principally engaged in, or related to, the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The fund does not make direct investments in real estate.

- Uses a research-oriented process with a focus on cash flows, asset values, and our belief in management's ability to increase shareholder value.

- May invest up to 10% of the fund's assets in real estate securities of foreign issuers and up to 20% of its assets in equity or debt securities of issuers that are not engaged in, or related to, the real estate industry.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2003

For the period, the Real Estate Securities Fund returned 17.52%, significantly outpacing both the 13.47% return of its benchmark, the Wilshire Real Estate Securities Index, and the 14.19% average return of similar funds, as measured by the Morningstar Specialty Real Estate category.

      Large amounts of money flowed into REITs (Real Estate Investment Trusts), the real estate securities in which the fund invests, particularly during the second quarter. Investors were seeking alternatives to the historically low interest rates in the credit markets. This boosted returns in the REITs market, despite lagging performance in the real estate industry, where cash flows were down 3 to 4 percent.

      The fund was able to add substantial additional value beyond the return of the benchmark, mainly through judicious sector allocations. The fund benefited from oversized exposure, in comparison with the benchmark, in local shopping centers, factory outlets, and industrial space, all of which are less sensitive than other kinds of properties to downturns in the economy.

      In addition, the fund's performance was helped by reduced exposure, relative to the benchmark, in the apartment sector. This market area has suffered as low interest rates continue to encourage renters to buy homes of their own. Reduced exposure to regional malls and lodging, both dependent on discretionary spending, and to the office sector, where vacancy rates were high, also boosted performance.

      Throughout the quarter, the fund maintained a well-diversified portfolio in nine sectors and across all three cap sizes in order to reduce the risk of underperforming its benchmark.

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable, long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in, or related to, the real estate industry.

$10,000 OVER LIFE OF FUND

[LINE CHART]

                         REAL ESTATE           WILSHIRE              MORNINGSTAR
                       ---------------      ---------------        ---------------
OCT 31/2002                   10000               10000                   10000
OCT 31/2002                    9941                9920                    9947
NOV 30/2002                   10287               10411                   10345
DEC 31/2002                   10494               10563                   10471
JAN 31/2003                   10365               10254                   10223
FEB 28/2003                   10541               10405                   10377
MAR 31/2003                   10794               10669                   10602
APR 30/2003                   11278               11118                   11048
MAY 31/2003                   11999               11756                   11687
JUN 30/2003                   12334               11986                   11957


TEN LARGEST HOLDINGS AS OF 6/30/2003

                                              PERCENT OF
COMPANY                                       NET ASSETS   MARKET VALUE
-------                                       ----------   ------------
Vornado Realty Trust                              4.48     $1,290,560
Colonial Properties Trust                         4.42      1,272,600
Simon Property Group, Inc                         4.06      1,170,900
Eastgroup Properties, Inc                         3.75      1,080,000
Ramco-Gershenson Properties                       3.41        982,105
Boston Properties, Inc                            2.99        862,860
Hospitality Properties Trust                      2.96        853,500
General Growth Properties, Inc                    2.82        811,720
Equity Office Properties Trust                    2.81        810,300
Nationwide Health Properties, Inc                 2.76        796,500

PERFORMANCE AT A GLANCE AS OF 6/30/2003


                                                      TOTAL RETURN(1)         2003    NET ASSETS
                                                  ------------------------  --------------------
                                                                 SINCE       ANNUAL      (IN
                                                  6 MONTHS     INCEPTION(2) EXPENSES   MILLIONS)
                                                  --------     -----------  --------   ---------
REAL ESTATE SECURITIES FUND(3)                     17.52%       23.32%       0.25%      $28.81
Wilshire Real Estate Securities Index              13.47        19.86          --           --
Morningstar Specialty Real Estate category         14.19        19.69          --           --

1 Past performance is no guarantee of future results. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2     Inception date of the Real Estate Securities Fund was 10/28/02.

3 The Real Estate Securities Fund is not diversified by sector, and this concentration can lead to greater price volatility. The real estate industry is subject to various risks, including fluctuations in underlying property values, expenses and income, and potential environmental risks.


                                  TIAA-CREF Life Funds  2003 SEMIANNUAL REPORT 9

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

                          Summary by Industry
                                                    VALUE        %
  -------------------------------------------------------------------
  COMMON STOCK:
  Amusement and Recreation Services............  $     3,951     0.01%
  Apparel and Accessory Stores.................      552,393     1.15
  Apparel and Other Textile Products...........        5,141     0.01
  Automotive Dealers and Service Stations......       48,957     0.10
  Building Materials and Garden Supplies.......    1,249,597     2.60
  Business Services............................    5,986,069    12.46
  Chemicals and Allied Products................    9,486,799    19.75
  Coal Mining..................................        4,548     0.01
  Communications...............................    1,382,921     2.88
  Depository Institutions......................    1,012,987     2.11
  Eating and Drinking Places...................      319,835     0.66
  Educational Services.........................      206,634     0.43
  Electric, Gas, and Sanitary Services.........       33,017     0.07
  Electronic and Other Electric Equipment......    5,717,377    11.90
  Engineering and Management Services..........      201,317     0.42
  Fabricated Metal Products....................      176,123     0.37
  Food and Kindred Products....................    2,127,535     4.43
  Food Stores..................................      114,489     0.24
  Furniture and Fixtures.......................      190,026     0.40
  Furniture and Homefurnishings Stores.........      184,176     0.38
  General Building Contractors.................       27,403     0.06
  General Merchandise Stores...................    1,867,804     3.89
  Health Services..............................      673,414     1.40
  Holding and Other Investment Offices.........       27,131     0.06
  Hotels and Other Lodging Places..............      317,703     0.66
  Industrial Machinery and Equipment...........    4,762,559     9.91
  Instruments and Related Products.............    1,808,456     3.76
  Insurance Agents, Brokers and Service........      291,062     0.61
  Insurance Carriers...........................    1,443,649     3.01
  Leather and Leather Products.................       53,448     0.11
  Metal Mining.................................       35,706     0.07
  Miscellaneous Manufacturing Industries.......        2,644     0.01
  Miscellaneous Retail.........................      607,335     1.26
  Motion Pictures..............................        6,527     0.01
  Nondepository Institutions...................    2,084,665     4.34
  Oil and Gas Extraction.......................      271,288     0.56
  Paper and Allied Products....................      130,350     0.27
  Personal Services............................      112,509     0.23
  Petroleum and Coal Products..................       28,404     0.06
  Printing and Publishing......................      208,034     0.43
  Real Estate..................................       22,560     0.05
  Rubber and Miscellaneous Plastics Products...       60,428     0.13
  Security and Commodity Brokers...............      309,516     0.64
  Textile Mill Products........................       27,765     0.06
  Tobacco Products.............................      426,033     0.89
  Transportation By Air........................       69,358     0.14
  Transportation Equipment.....................      757,958     1.58
  Transportation Services......................      101,821     0.21
  Trucking and Warehousing.....................      241,276     0.50
  Wholesale Trade-Durable Goods................    1,555,363     3.24
  Wholesale Trade-Nondurable Goods.............      392,288     0.82
                                                 -----------   ------
  TOTAL COMMON STOCK (Cost $56,772,602)........   47,728,349    99.35
                                                 -----------   ------
  TOTAL PORTFOLIO (Cost $56,772,602)...........   47,728,349    99.35
  OTHER ASSETS & LIABILITIES, NET..............      312,615     0.65
                                                 -----------   ------
  NET ASSETS...................................  $48,040,964   100.00%
                                                 ===========   ======

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.35%
  AMUSEMENT AND RECREATION SERVICES--0.01%
       100     International Speedway Corp (Class A)...  $     3,951
                                                         -----------
               TOTAL AMUSEMENT AND RECREATION SERVICES         3,951
                                                         -----------
 APPAREL AND ACCESSORY STORES--1.15%
       800     *Abercrombie & Fitch Co (Class A).......       22,728
       425     *American Eagle Outfitters, Inc. .......        7,701
       711     *Chico's FAS, Inc. .....................       14,967
       500     Foot Locker, Inc. ......................        6,625
    18,092     Gap, Inc. ..............................      339,406
     1,600     Limited Brands, Inc. ...................       24,800
       800     Ross Stores, Inc. ......................       34,192
       200     Talbots, Inc. ..........................        5,890
     5,100     TJX Cos, Inc. ..........................       96,084
                                                         -----------
               TOTAL APPAREL AND ACCESSORY STORES            552,393
                                                         -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.01%
       100     *Columbia Sportswear Co. ...............        5,141
                                                         -----------
               TOTAL APPAREL AND OTHER TEXTILE PRODUCTS        5,141
                                                         -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.10%
       139     *Advance Auto Parts.....................        8,465
       694     *Carmax, Inc. ..........................       20,924
       600     *Copart, Inc. ..........................        5,670
       285     *O'Reilly Automotive, Inc. .............        9,516
       200     *Sonic Automotive, Inc. ................        4,382
                                                         -----------
               TOTAL AUTOMOTIVE DEALERS AND SERVICE
                 STATIONS                                     48,957
                                                         -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.60%
       600     Fastenal Co. ...........................       20,364
    15,445     Home Depot, Inc. .......................      511,538
    16,710     Lowe's Cos..............................      717,695
                                                         -----------
               TOTAL BUILDING MATERIALS AND GARDEN
                 SUPPLIES                                  1,249,597
                                                         -----------
 BUSINESS SERVICES--12.46%
       750     *Activision, Inc. ......................        9,690
       500     *Acxiom Corp. ..........................        7,545
       400     Adobe Systems, Inc. ....................       12,828
       300     *Advent Software, Inc. .................        5,073
       421     *Affiliated Computer Services, Inc
                 (Class A).............................       19,252
       400     *Alliance Data Systems Corp. ...........        9,360
       100     *AMN Healthcare Services, Inc. .........        1,270
    19,900     *AOL Time Warner, Inc. .................      320,191
       300     Autodesk, Inc. .........................        4,848
    11,778     Automatic Data Processing, Inc. ........      398,803
    13,101     *BEA Systems, Inc. .....................      142,277
     1,000     *Bisys Group, Inc. .....................       18,370
     1,300     *BMC Software, Inc. ....................       21,229
     2,456     *Brocade Communications Systems,
                 Inc. .................................       14,466
     2,500     *Cadence Design Systems, Inc. ..........       30,150
       400     *Catalina Marketing Corp. ..............        7,060
     1,100     *Ceridian Corp. ........................       18,667
       300     *Cerner Corp. ..........................        6,885
       600     *Certegy, Inc. .........................       16,650
       300     *Checkfree Corp. .......................        8,352
       801     *ChoicePoint, Inc. .....................       27,651
       100     *Computer Sciences Corp. ...............        3,812
     1,400     *Compuware Corp. .......................        8,078
     1,600     *Convergys Corp. .......................       25,600
       500     *CSG Systems International, Inc. .......        7,065
       600     *D&B Corp. .............................       24,660
       600     Deluxe Corp. ...........................       26,880
     5,122     *DST Systems, Inc. .....................      194,636

 10  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 BUSINESS SERVICES--(CONTINUED)
     1,300     Equifax, Inc. ..........................  $    33,800
       451     Fair Isaac Corp. .......................       23,204
     4,733     First Data Corp. .......................      196,136
     1,800     *Fiserv, Inc. ..........................       64,098
       100     *Genesisintermedia, Inc. ...............            0
       200     *Getty Images, Inc. ....................        8,260
       400     GTECH Holdings Corp. ...................       15,060
       600     Henry (Jack) & Associates, Inc. ........       10,674
        37     *Hudson Highland Group, Inc. ...........          703
     1,400     *i2 Technologies, Inc. .................        1,414
     2,448     IMS Health, Inc. .......................       44,040
         2     *InterWorld Corp. ......................            0
       900     *Intuit, Inc. ..........................       40,077
       400     *Iron Mountain, Inc. ...................       14,836
     1,000     *J.D. Edwards & Co. ....................       14,330
       500     *Lamar Advertising Co. .................       17,605
       400     *Macromedia, Inc. ......................        8,416
       500     Manpower, Inc. .........................       18,545
    85,958     Microsoft Corp. ........................    2,201,384
       399     *Mindspeed Technologies, Inc. ..........        1,069
       500     *Monster Worldwide, Inc. ...............        9,865
       300     *National Instruments Corp. ............       11,334
     1,423     *Network Associates, Inc. ..............       18,044
       260     Omnicom Group, Inc. ....................       18,642
    62,003     *Oracle Corp. ..........................      745,276
     5,311     *Peoplesoft, Inc. ......................       93,420
       600     *Perot Systems Corp (Class A)...........        6,816
       200     *Pixar, Inc. ...........................       12,168
       700     *RealNetworks, Inc. ....................        4,746
       300     *Rent-A-Center, Inc. ...................       22,743
       600     Reynolds & Reynolds Co (Class A)........       17,136
     1,500     *Robert Half International, Inc. .......       28,410
     6,636     SAP AG. (Spon ADR)......................      193,904
    48,920     *Sun Microsystems, Inc. ................      225,032
     2,000     *SunGard Data Systems, Inc. ............       51,820
       400     *Sybase, Inc. ..........................        5,564
     4,642     *Symantec Corp. ........................      203,598
       725     *Titan Corp. ...........................        7,460
       300     Total System Services, Inc. ............        6,690
       500     *Unisys Corp. ..........................        6,140
       100     *United Rentals, Inc. ..................        1,389
     1,000     *VeriSign, Inc. ........................       13,830
       700     Viad Corp. .............................       15,673
     1,400     *WebMD Corp. ...........................       15,162
       700     *Westwood One, Inc. ....................       23,751
     3,738     *Yahoo!, Inc. ..........................      122,457
                                                         -----------
               TOTAL BUSINESS SERVICES                     5,986,069
                                                         -----------
 CHEMICALS AND ALLIED PRODUCTS--19.75%
    22,605     Abbott Laboratories.....................      989,195
     3,733     Alcon, Inc. ............................      170,598
    21,838     *Amgen, Inc. ...........................    1,462,709
       600     *Andrx Corp. ...........................       11,940
       700     Avery Dennison Corp. ...................       35,140
     5,327     Avon Products, Inc. ....................      331,339
     1,306     *Barr Laboratories, Inc. ...............       85,543
     4,102     Bristol-Myers Squibb Co. ...............      111,369
        80     Cabot Corp.                                     2,296
       400     *Charles River Laboratories
                 International, Inc. ..................       12,872
       900     *Chiron Corp. ..........................       39,348
       200     Church & Dwight Co, Inc. ...............        6,546
       800     Clorox Co. .............................       34,120
     4,551     Colgate-Palmolive Co. ..................      263,730

   SHARES                                                   VALUE
   ------                                                   -----
       200     Diagnostic Products Corp. ..............  $     8,210
       500     Dial Corp...............................        9,725
     2,400     Ecolab, Inc.............................       61,440
       700     Estee Lauder Cos (Class A)..............       23,471
     3,070     *Forest Laboratories, Inc...............      168,083
       600     *Genentech, Inc.........................       43,272
     5,895     Gillette Co.............................      187,815
       600     *Human Genome Sciences, Inc.............        7,632
       200     ICN Pharmaceuticals, Inc................        3,352
       300     International Flavors & Fragrances,
                 Inc...................................        9,579
       228     *Invitrogen Corp........................        8,748
     1,400     *IVAX Corp..............................       24,990
     2,254     Lilly (Eli) & Co........................      155,458
       200     Medicis Pharmaceutical Corp (Class A)...       11,340
    10,474     Merck & Co, Inc.........................      634,201
       800     *Millennium Pharmaceuticals, Inc........       12,584
     3,331     Mylan Laboratories, Inc.................      115,819
        29     *OM Group, Inc..........................          427
       176     b*Organogenesis, Inc....................           12
    89,517     Pfizer, Inc.............................    3,057,006
     3,728     Procter & Gamble Co.....................      332,463
       200     *Ribapharm, Inc.........................        1,290
        51     *Scotts Co (Class A)....................        2,525
     1,000     *SICOR, Inc.............................       20,340
       100     Sigma-Aldrich Corp......................        5,418
       150     Valspar Corp............................        6,333
       400     *Watson Pharmaceuticals, Inc............       16,148
    22,006     Wyeth...................................    1,002,373
                                                         -----------
               TOTAL CHEMICALS AND ALLIED PRODUCTS         9,486,799
                                                         -----------
 COAL MINING--0.01%
       200     Consol Energy, Inc......................        4,548
                                                         -----------
               TOTAL COAL MINING                               4,548
                                                         -----------
 COMMUNICATIONS--2.88%
       310     b*Arch Wireless, Inc....................            0
       400     *Avaya, Inc.............................        2,584
     7,620     *Clear Channel Communications, Inc......      323,012
       200     *Comcast Corp Special...................        5,766
       200     *Cox Radio, Inc (Class A)...............        4,622
       100     *Cumulus Media, Inc (Class A)...........        1,893
       300     *Entercom Communications Corp...........       14,703
         2     b*Focal Communications Corp.............            0
        15     b*Focal Communications Corp Wts
                 12/14/07..............................            0
       600     *Fox Entertainment Group, Inc (Class
                 A)....................................       17,268
       300     Global Payments, Inc....................       10,650
       400     *Hispanic Broadcasting Corp.............       10,180
     7,524     *InterActiveCorp........................      297,725
    18,900     *Level 3 Communications, Inc............      125,496
       110     *Lin TV Corp (Class A)..................        2,591
     2,900     *Nextel Communications, Inc (Class A)...       52,432
       100     *PanAmSat Corp..........................        1,843
       400     *Radio One, Inc (Class D)...............        7,108
         9     *Spectrasite, Inc.......................          231
       100     *UnitedGlobalcom, Inc (Class A).........          517
    11,427     *Viacom, Inc (Class B)..................      498,903
       200     *West Corp..............................        5,330
       464     b*WorldCom, Inc (MCI Group).............           67
                                                         -----------
               TOTAL COMMUNICATIONS                        1,382,921
                                                         -----------
 DEPOSITORY INSTITUTIONS--2.11%
     6,328     Citigroup, Inc..........................      270,838
       558     Commerce Bancorp, Inc...................       20,702
     4,800     *Concord EFS, Inc.......................       70,656

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   11

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
     4,883     Fifth Third Bancorp.....................  $   279,991
       100     Hudson United Bancorp...................        3,415
       400     New York Community Bancorp, Inc.........       11,636
       400     North Fork Bancorp, Inc.................       13,624
       900     Northern Trust Corp.....................       37,611
       200     Provident Financial Group, Inc..........        5,126
     2,887     Synovus Financial Corp..................       62,071
       400     TCF Financial Corp......................       15,936
     4,307     Wells Fargo & Co........................      217,073
       100     Westamerica Bancorp.....................        4,308
                                                         -----------
               TOTAL DEPOSITORY INSTITUTIONS               1,012,987
                                                         -----------
 EATING AND DRINKING PLACES--0.66%
       500     Applebee's International, Inc...........       15,715
       300     *Aramark Corp (Class B).................        6,726
     4,871     *Brinker International, Inc.............      175,453
        76     CBRL Group, Inc.........................        2,953
       200     *CEC Entertainment, Inc.................        7,386
     1,600     Darden Restaurants, Inc.................       30,368
       400     *Krispy Kreme Doughnuts, Inc............       16,472
       300     Outback Steakhouse, Inc.................       11,700
       600     Ruby Tuesday, Inc.......................       14,838
       500     *The Cheesecake Factory, Inc............       17,945
       700     Wendy's International, Inc..............       20,279
                                                         -----------
               TOTAL EATING AND DRINKING PLACES              319,835
                                                         -----------
 EDUCATIONAL SERVICES--0.43%
     2,354     *Apollo Group, Inc (Class A)............      145,383
       144     *Apollo Group, Inc (University Of
                 Phoenix Online).......................        7,301
       431     *Career Education Corp..................       29,489
       500     *DeVry, Inc.............................       11,645
       241     *Education Management Corp..............       12,816
                                                         -----------
               TOTAL EDUCATIONAL SERVICES                    206,634
                                                         -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.07%
     1,600     *AES Corp...............................       10,160
     1,000     *Allied Waste Industries, Inc...........       10,050
     1,028     *Calpine Corp...........................        6,785
       100     b*Covanta Energy Corp...................            1
       700     *Mirant Corp............................        2,030
       100     b*NewPower Holdings, Inc................           41
       500     Williams Cos, Inc.......................        3,950
                                                         -----------
               TOTAL ELECTRIC, GAS, AND SANITARY
                 SERVICES                                     33,017
                                                         -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--11.90%
     3,100     *ADC Telecommunications, Inc............        7,217
       400     *Advanced Fibre Communications, Inc.....        6,508
     1,000     *Advanced Micro Devices, Inc............        6,410
     2,200     *Agere Systems, Inc (Class A)...........        5,126
     6,433     *Agere Systems, Inc (Class B)...........       14,796
     9,238     *Altera Corp............................      151,503
       200     American Power Conversion Corp..........        3,118
       500     *Amkor Technology, Inc..................        6,570
       200     *Amphenol Corp (Class A)................        9,364
     3,076     *Analog Devices, Inc....................      107,106
     1,400     *Applied Micro Circuits Corp............        8,470
     2,700     *Atmel Corp.............................        6,831
     1,200     *Conexant Systems, Inc..................        4,920
       900     *Cypress Semiconductor Corp.............       10,800
       100     *Energizer Holdings, Inc................        3,140
     1,000     *Fairchild Semiconductor International,
                 Inc...................................       12,790
     1,000     *Gemstar-TV Guide International, Inc....        5,090
    92,104     General Electric Co.....................    2,641,543

   SHARES                                                   VALUE
   ------                                                   -----
       253     Harman International Industries, Inc....  $    20,022
       300     Harris Corp.............................        9,015
       400     *Integrated Circuit Systems, Inc........       12,572
       600     *Integrated Device Technology, Inc......        6,630
    57,921     Intel Corp..............................    1,203,830
       500     *International Rectifier Corp...........       13,410
       700     *Intersil Corp (Class A)................       18,627
     1,300     *Jabil Circuit, Inc.....................       28,730
     5,600     *JDS Uniphase Corp......................       19,656
     1,800     *LSI Logic Corp.........................       12,744
     8,127     Maxim Integrated Products, Inc..........      277,862
       700     Maytag Corp.............................       17,094
       600     *Micrel, Inc............................        6,234
     1,900     Microchip Technology, Inc...............       46,550
     1,100     Molex, Inc..............................       29,689
     1,411     *National Semiconductor Corp............       27,825
     6,744     *Novellus Systems, Inc..................      246,972
     1,200     *Nvidia Corp............................       27,612
     1,600     *PMC-Sierra, Inc........................       18,768
       700     *Polycom, Inc...........................        9,702
       844     *QLogic Corp............................       40,791
     4,770     Qualcomm, Inc...........................      170,528
     1,500     *RF Micro Devices, Inc..................        9,030
       100     Rockwell Collins, Inc...................        2,463
       400     *Sanmina-SCI Corp.......................        2,524
       600     *Semtech Corp...........................        8,544
     1,800     *Tellabs, Inc...........................       11,826
     8,164     Texas Instruments, Inc..................      143,686
       600     *Utstarcom, Inc.........................       21,342
       298     *Vishay Intertechnology, Inc............        3,934
     9,398     *Xilinx, Inc............................      237,863
                                                         -----------
               TOTAL ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT                                 5,717,377
                                                         -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.42%
       500     *Affymetrix, Inc........................        9,855
     1,600     *BearingPoint, Inc......................       15,440
       700     *Celgene Corp...........................       21,280
        73     *Corporate Executive Board Co...........        2,980
       100     Fluor Corp..............................        3,364
     1,082     Halliburton Co..........................       24,886
       300     *Jacobs Engineering Group, Inc..........       12,645
     3,100     Paychex, Inc............................       90,861
       400     *Pharmaceutical Product Development,
                 Inc...................................       11,492
       600     *Quintiles Transnational Corp...........        8,514
                                                         -----------
               TOTAL ENGINEERING AND MANAGEMENT
                 SERVICES                                    201,317
                                                         -----------
 FABRICATED METAL PRODUCTS--0.37%
       300     *Alliant Techsystems, Inc...............       15,573
       100     Ball Corp...............................        4,551
     1,057     Danaher Corp............................       71,929
     1,000     Illinois Tool Works, Inc................       65,850
       200     Masco Corp..............................        4,770
       200     *Shaw Group, Inc........................        2,410
       400     Stanley Works...........................       11,040
                                                         -----------
               TOTAL FABRICATED METAL PRODUCTS               176,123
                                                         -----------
 FOOD AND KINDRED PRODUCTS--4.43%
     3,208     Anheuser-Busch Cos, Inc.................      163,768
    14,139     Coca-Cola Co............................      656,191
       300     *Constellation Brands, Inc (Class A)....        9,420
       200     Dreyer's Grand Ice Cream Holdings,
                 Inc...................................       15,724
     2,500     General Mills, Inc......................      118,525
        75     H.J. Heinz Co...........................        2,474
       436     Hershey Foods Corp......................       30,372

 12  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
       700     Kraft Foods, Inc (Class A)..............  $    22,785
       700     McCormick & Co, Inc (Non-Vote)..........       19,040
     1,600     Pepsi Bottling Group, Inc...............       32,032
    20,928     PepsiCo, Inc............................      931,296
     3,200     Sara Lee Corp...........................       60,192
       206     Tootsie Roll Industries, Inc............        6,281
     1,057     Wrigley (Wm.) Jr Co.....................       59,435
                                                         -----------
               TOTAL FOOD AND KINDRED PRODUCTS             2,127,535
                                                         -----------
 FOOD STORES--0.24%
     3,700     *Starbucks Corp.........................       90,724
       500     *Whole Foods Market, Inc................       23,765
                                                         -----------
               TOTAL FOOD STORES                             114,489
                                                         -----------
 FURNITURE AND FIXTURES--0.40%
       166     Ethan Allen Interiors, Inc..............        5,837
       300     *Furniture Brands International, Inc....        7,830
       700     Herman Miller, Inc......................       14,147
       600     Leggett & Platt, Inc....................       12,300
     5,354     Newell Rubbermaid, Inc..................      149,912
                                                         -----------
               TOTAL FURNITURE AND FIXTURES                  190,026
                                                         -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.38%
     2,800     *Bed Bath & Beyond, Inc.................      108,668
       300     Circuit City Stores, Inc (Circuit City
                 Group)................................        2,640
       100     *Gamestop Corp..........................        1,292
       300     Pier 1 Imports, Inc.....................        6,120
     1,600     RadioShack Corp.........................       42,096
       800     *Williams-Sonoma, Inc...................       23,360
                                                         -----------
               TOTAL FURNITURE AND HOMEFURNISHINGS
                 STORES                                      184,176
                                                         -----------
 GENERAL BUILDING CONTRACTORS--0.06%
       200     D.R. Horton, Inc........................        5,620
        53     *NVR, Inc...............................       21,783
                                                         -----------
               TOTAL GENERAL BUILDING CONTRACTORS             27,403
                                                         -----------
 GENERAL MERCHANDISE STORES--3.89%
       400     *99 Cents Only Stores...................       13,728
       600     *Big Lots, Inc..........................        9,024
       700     *BJ's Wholesale Club, Inc...............       10,542
     2,200     *Costco Wholesale Corp..................       80,520
     2,600     Dollar General Corp.....................       47,476
     1,100     *Dollar Tree Stores, Inc................       34,903
     1,500     Family Dollar Stores, Inc...............       57,225
     1,156     *Kohl's Corp............................       59,395
     4,946     Target Corp.............................      187,157
    25,486     Wal-Mart Stores, Inc....................    1,367,834
                                                         -----------
               TOTAL GENERAL MERCHANDISE STORES            1,867,804
                                                         -----------
 HEALTH SERVICES--1.40%
       450     *Accredo Health, Inc....................        9,810
       300     *Community Health Systems, Inc..........        5,787
       200     *Coventry Health Care, Inc..............        9,232
       550     *DaVita, Inc............................       14,729
     4,814     *Express Scripts, Inc...................      328,363
     1,000     *First Health Group Corp................       27,620
     3,352     HCA, Inc................................      107,398
     2,300     Health Management Associates, Inc (Class
                 A)....................................       42,435
       200     *Healthsouth Corp.......................          104
       400     *LifePoint Hospitals, Inc...............        8,376
     1,000     *Lincare Holdings, Inc..................       31,510
       400     *Manor Care, Inc........................       10,004
       401     *Orthodontic Centers Of America, Inc....        3,212
       400     *Renal Care Group, Inc..................       14,084

   SHARES                                                   VALUE
   ------                                                   -----
     2,875     *Tenet Healthcare Corp..................  $    33,494
       300     *Triad Hospitals, Inc...................        7,446
       500     *Universal Health Services, Inc (Class
                 B)....................................       19,810
                                                         -----------
               TOTAL HEALTH SERVICES                         673,414
                                                         -----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.06%
       797     Allied Capital Corp.....................       18,411
       100     Greater Bay Bancorp.....................        2,054
       100     *Pinnacle Holdings, Inc (Old)...........            0
        74     Popular, Inc............................        2,856
       100     Rouse Co................................        3,810
                                                         -----------
               TOTAL HOLDING AND OTHER INVESTMENT
                 OFFICES                                      27,131
                                                         -----------
 HOTELS AND OTHER LODGING PLACES--0.66%
       200     *Extended Stay America, Inc.............        2,698
    11,018     Starwood Hotels & Resorts Worldwide,
                 Inc...................................      315,005
                                                         -----------
               TOTAL HOTELS AND OTHER LODGING PLACES         317,703
                                                         -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.91%
       922     3M Co...................................      118,920
       500     *Adaptec, Inc...........................        3,890
       400     *AGCO Corp..............................        6,832
    29,033     *Applied Materials, Inc.................      460,463
     6,975     Baker Hughes, Inc.......................      234,151
       700     Black & Decker Corp.....................       30,415
    83,221     *Cisco Systems, Inc.....................    1,380,636
       400     *Cooper Cameron Corp....................       20,152
       300     *Cymer, Inc.............................        9,603
    19,258     *Dell Computer Corp.....................      615,486
       253     Donaldson Co, Inc.......................       11,246
     7,727     *EMC Corp...............................       80,902
       600     *Emulex Corp............................       13,662
       500     *Flowserve Corp.........................        9,835
       500     Graco, Inc..............................       16,000
     1,000     *Grant Prideco, Inc.....................       11,750
    14,784     International Business Machines Corp....    1,219,680
     2,600     International Game Technology...........      266,058
        74     ITT Industries, Inc.....................        4,844
     1,200     *Lam Research Corp......................       21,852
       601     *Lexmark International, Inc.............       42,533
       500     *National-Oilwell, Inc..................       11,000
     2,800     *Network Appliance, Inc.................       45,388
       100     Pall Corp...............................        2,250
     1,400     Pitney Bowes, Inc.......................       53,774
     1,000     *Smith International, Inc...............       36,740
       200     *Storage Technology Corp................        5,148
     1,100     Symbol Technologies, Inc................       14,311
       200     *Zebra Technologies Corp (Class A)......       15,038
                                                         -----------
               TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT    4,762,559
                                                         -----------
 INSTRUMENTS AND RELATED PRODUCTS--3.76%
     1,300     *Agilent Technologies, Inc..............       25,415
     1,900     Applera Corp (Applied Biosystems
                 Group)................................       36,157
       600     Beckman Coulter, Inc....................       24,384
       400     Becton Dickinson & Co...................       15,540
     2,500     Biomet, Inc.............................       71,650
     7,067     *Boston Scientific Corp.................      431,794
     1,100     *Cytyc Corp.............................       11,572
       700     Dentsply International, Inc.............       28,630
       400     *Edwards Lifesciences Corp..............       12,856
       500     *Fisher Scientific International, Inc...       17,450
       286     Guidant Corp............................       12,696
    17,364     Medtronic, Inc..........................      832,951
       300     *Mettler-Toledo International, Inc......       10,995

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   13

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
       473     *Millipore Corp.........................  $    20,987
       200     *MKS Instruments, Inc...................        3,614
       462     PerkinElmer, Inc........................        6,380
        93     *Respironics, Inc.......................        3,489
     1,500     *St. Jude Medical, Inc..................       86,250
       600     *Steris Corp............................       13,854
       818     Stryker Corp............................       56,745
       100     *Tektronix, Inc.........................        2,160
       500     *Thermo Electron Corp...................       10,510
       650     *Varian Medical Systems, Inc............       37,421
     1,200     *Waters Corp............................       34,956
                                                         -----------
               TOTAL INSTRUMENTS AND RELATED PRODUCTS      1,808,456
                                                         -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.61%
       500     Brown & Brown, Inc......................       16,250
       800     Gallagher (Arthur J.) & Co..............       21,760
     4,955     Marsh & McLennan Cos, Inc...............      253,052
                                                         -----------
               TOTAL INSURANCE AGENTS, BROKERS AND
                 SERVICE                                     291,062
                                                         -----------
 INSURANCE CARRIERS--3.01%
       700     *AdvancePCS.............................       26,761
     2,400     Aflac, Inc..............................       73,800
        51     Ambac Financial Group, Inc..............        3,379
     6,133     American International Group, Inc.......      338,419
     9,566     *Anthem, Inc............................      738,017
        87     HCC Insurance Holdings, Inc.............        2,573
       200     *Health Net, Inc........................        6,590
       462     *Mid Atlantic Medical Services, Inc.....       24,163
       800     *Oxford Health Plans, Inc...............       33,624
     1,100     Progressive Corp........................       80,410
     1,375     *Wellpoint Health Networks, Inc.........      115,913
                                                         -----------
               TOTAL INSURANCE CARRIERS                    1,443,649
                                                         -----------
 LEATHER AND LEATHER PRODUCTS--0.11%
       862     *Coach, Inc.............................       42,876
       200     *Timberland Co (Class A)................       10,572
                                                         -----------
               TOTAL LEATHER AND LEATHER PRODUCTS             53,448
                                                         -----------
 METAL MINING--0.07%
     1,100     Newmont Mining Corp.....................       35,706
                                                         -----------
               TOTAL METAL MINING                             35,706
                                                         -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.01%
       200     Callaway Golf Co........................        2,644
                                                         -----------
               TOTAL MISCELLANEOUS MANUFACTURING
                 INDUSTRIES                                    2,644
                                                         -----------
 MISCELLANEOUS RETAIL--1.26%
       110     *Amazon.com, Inc........................        4,014
       100     *Barnes & Noble, Inc....................        2,305
     1,160     *eBay, Inc..............................      120,849
       600     Michaels Stores, Inc....................       22,836
       200     *MSC Industrial Direct Co (Class A).....        3,580
       400     Omnicare, Inc...........................       13,516
       100     *Petco Animal Supplies, Inc.............        2,174
     1,300     Petsmart, Inc...........................       21,671
     1,500     *Rite Aid Corp..........................        6,675
     4,400     *Staples, Inc...........................       80,740
     1,043     Tiffany & Co............................       34,085
     9,797     Walgreen Co.............................      294,890
                                                         -----------
               TOTAL MISCELLANEOUS RETAIL                    607,335
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 MOTION PICTURES--0.01%
       100     Blockbuster, Inc (Class A)..............  $     1,685
       200     *Metro-Goldwyn-Mayer, Inc...............        2,484
       100     Regal Entertainment Group (Class A).....        2,358
                                                         -----------
               TOTAL MOTION PICTURES                           6,527
                                                         -----------
 NONDEPOSITORY INSTITUTIONS--4.34%
    13,567     American Express Co.....................      567,236
     1,100     *AmeriCredit Corp.......................        9,405
       450     Doral Financial Corp....................       20,093
    16,922     Fannie Mae..............................    1,141,220
         8     Freddie Mac.............................          406
    16,173     MBNA Corp...............................      337,045
     1,000     *Providian Financial Corp...............        9,260
                                                         -----------
               TOTAL NONDEPOSITORY INSTITUTIONS            2,084,665
                                                         -----------
 OIL AND GAS EXTRACTION--0.56%
     2,614     Apache Corp.............................      170,067
       200     *Cimarex Energy Co......................        4,750
       496     Devon Energy Corp.......................       26,486
     2,000     b*Enron Corp............................           98
       200     *Forest Oil Corp........................        5,024
        20     *Magnum Hunter Resources, Inc Wts
                 03/21/05..............................            7
       298     *Newfield Exploration Co................       11,190
       300     Noble Energy, Inc.......................       11,340
       600     *Patterson-UTI Energy, Inc..............       19,440
       100     Pogo Producing Co.......................        4,275
       300     Tidewater, Inc..........................        8,811
       500     *Varco International, Inc...............        9,800
                                                         -----------
               TOTAL OIL AND GAS EXTRACTION                  271,288
                                                         -----------
 PAPER AND ALLIED PRODUCTS--0.27%
     2,500     Kimberly-Clark Corp.....................      130,350
                                                         -----------
               TOTAL PAPER AND ALLIED PRODUCTS               130,350
                                                         -----------
 PERSONAL SERVICES--0.23%
     1,100     Cintas Corp.............................       38,984
     1,700     H & R Block, Inc........................       73,525
                                                         -----------
               TOTAL PERSONAL SERVICES                       112,509
                                                         -----------
 PETROLEUM AND COAL PRODUCTS--0.06%
       540     Murphy Oil Corp.........................       28,404
                                                         -----------
               TOTAL PETROLEUM AND COAL PRODUCTS              28,404
                                                         -----------
 PRINTING AND PUBLISHING--0.43%
       300     Dow Jones & Co, Inc.....................       12,909
       400     Harte-Hanks, Inc........................        7,600
     1,600     McGraw-Hill Cos, Inc....................       99,200
        52     Meredith Corp...........................        2,288
       900     New York Times Co (Class A).............       40,950
       200     R.R. Donnelley & Sons Co................        5,228
       300     Reader's Digest Association, Inc (Class
                 A)....................................        4,044
       100     *Scholastic Corp........................        2,978
       252     Scripps (E.W.) Co (Class A).............       22,357
       400     Wiley (John) & Sons, Inc (Class A)......       10,480
                                                         -----------
               TOTAL PRINTING AND PUBLISHING                 208,034
                                                         -----------
 REAL ESTATE--0.05%
       600     *Catellus Development Corp..............       13,200
       300     St. Joe Co..............................        9,360
                                                         -----------
               TOTAL REAL ESTATE                              22,560
                                                         -----------

 14  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

   Statement of Investments (Unaudited) - GROWTH EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.13%
       506     Nike, Inc (Class B).....................  $    27,066
       700     *Sealed Air Corp........................       33,362
                                                         -----------
               TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                 PRODUCTS                                     60,428
                                                         -----------
 SECURITY AND COMMODITY BROKERS--0.64%
       200     *Affiliated Managers Group, Inc.........       12,190
       200     *Blackrock, Inc.........................        9,008
    10,463     Charles Schwab Corp.....................      105,572
     1,200     *E*trade Group, Inc.....................       10,200
       600     Eaton Vance Corp........................       18,960
       800     Federated Investors, Inc (Class B)......       21,936
       500     *Investment Technology Group, Inc.......        9,300
       600     Investors Financial Services Corp.......       17,406
       300     Janus Capital Group, Inc................        4,920
       353     Legg Mason, Inc.........................       22,927
       500     Neuberger Berman, Inc...................       19,955
       200     Nuveen Investments, Inc.................        5,448
       700     SEI Investments Co......................       22,400
       300     T Rowe Price Group, Inc.................       11,325
       700     Waddell & Reed Financial, Inc (Class
                 A)....................................       17,969
                                                         -----------
               TOTAL SECURITY AND COMMODITY BROKERS          309,516
                                                         -----------
 TEXTILE MILL PRODUCTS--0.06%
       500     *Mohawk Industries, Inc.................       27,765
                                                         -----------
               TOTAL TEXTILE MILL PRODUCTS                    27,765
                                                         -----------
 TOBACCO PRODUCTS--0.89%
     8,759     Altria Group, Inc.......................      398,009
       800     UST, Inc................................       28,024
                                                         -----------
               TOTAL TOBACCO PRODUCTS                        426,033
                                                         -----------
 TRANSPORTATION BY AIR--0.14%
       300     Skywest, Inc............................        5,718
     3,700     Southwest Airlines Co...................       63,640
                                                         -----------
               TOTAL TRANSPORTATION BY AIR                    69,358
                                                         -----------
 TRANSPORTATION EQUIPMENT--1.58%
     3,184     Boeing Co...............................      109,275
       400     General Dynamics Corp...................       29,000
       700     *Gentex Corp............................       21,427
     2,900     Harley-Davidson, Inc....................      115,594
       200     Polaris Industries, Inc.................       12,280
     6,641     United Technologies Corp................      470,382
                                                         -----------
               TOTAL TRANSPORTATION EQUIPMENT                757,958
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 TRANSPORTATION SERVICES--0.21%
       600     C.H. Robinson Worldwide, Inc............  $    21,336
       193     *Expedia, Inc...........................       14,799
       900     Expeditors International Of Washington,
                 Inc...................................       31,176
     1,400     Sabre Holdings Corp.....................       34,510
                                                         -----------
               TOTAL TRANSPORTATION SERVICES                 101,821
                                                         -----------
 TRUCKING AND WAREHOUSING--0.50%
       300     *Swift Transportation Co, Inc...........        5,586
     3,700     United Parcel Service, Inc (Class B)....      235,690
                                                         -----------
               TOTAL TRUCKING AND WAREHOUSING                241,276
                                                         -----------
 WHOLESALE TRADE-DURABLE GOODS--3.24%
       500     *Apogent Technologies, Inc..............       10,000
       200     *Arrow Electronics, Inc.................        3,048
        23     *Brightpoint, Inc.......................          283
       522     *CDW Corp...............................       23,908
       200     *Ingram Micro, Inc (Class A)............        2,200
    28,831     Johnson & Johnson.......................    1,490,563
       500     *Patterson Dental Co....................       22,690
       100     *Tech Data Corp.........................        2,671
                                                         -----------
               TOTAL WHOLESALE TRADE-DURABLE GOODS         1,555,363
                                                         -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.82%
       267     Brown-Forman Corp (Class B).............       20,992
     2,401     Cardinal Health, Inc....................      154,384
       259     *Henry Schein, Inc......................       13,556
       300     *Performance Food Group Co..............       11,100
     6,400     Sysco Corp..............................      192,256
                                                         -----------
               TOTAL WHOLESALE TRADE-NONDURABLE GOODS        392,288
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $56,772,602)                       47,728,349
                                                         -----------
               TOTAL PORTFOLIO--99.35%
                 (Cost $56,772,602)                       47,728,349
               OTHER ASSETS & LIABILITIES, NET--0.65%        312,615
                                                         -----------
               NET ASSETS--100.00%                       $48,040,964
                                                         ===========

------------
 *  Non-income producing
 b  In bankruptcy

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   15

     Statement of Investments (Unaudited) - GROWTH & INCOME - June 30, 2003
--------------------------------------------------------------------------------

                         Summary By Industry
                                                    VALUE        %
---------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services..............  $    16,378     0.03%
Apparel and Accessory Stores...................      486,061     0.80
Apparel and Other Textile Products.............       27,889     0.05
Auto Repair, Services and Parking..............        8,762     0.01
Automotive Dealers and Service Stations........          482     0.00
Building Materials and Garden Supplies.........    1,348,544     2.23
Business Services..............................    4,831,864     7.97
Chemicals and Allied Products..................    8,236,409    13.60
Communications.................................    4,100,853     6.77
Depository Institutions........................    5,843,187     9.64
Eating and Drinking Places.....................       83,805     0.14
Electric, Gas, and Sanitary Services...........    1,693,925     2.80
Electronic and Other Electric Equipment........    3,995,900     6.60
Engineering and Management Services............      281,219     0.46
Fabricated Metal Products......................      221,192     0.36
Food and Kindred Products......................    2,484,905     4.10
Food Stores....................................      675,596     1.12
Forestry.......................................      250,614     0.41
Furniture and Fixtures.........................      223,653     0.37
Furniture and Homefurnishings Stores...........       92,958     0.15
General Building Contractors...................        1,867     0.00
General Merchandise Stores.....................    1,465,107     2.42
Health Services................................      365,446     0.60
Holding and Other Investment Offices...........      265,727     0.44
Hotels and Other Lodging Places................      132,897     0.22
Industrial Machinery and Equipment.............    5,643,113     9.32
Instruments and Related Products...............    1,522,813     2.51
Insurance Agents, Brokers and Service..........       82,862     0.14
Insurance Carriers.............................    3,753,325     6.20
Leather and Leather Products...................      286,254     0.47
Lumber and Wood Products.......................       28,558     0.05
Miscellaneous Manufacturing Industries.........       22,064     0.04
Miscellaneous Retail...........................      372,817     0.61
Motion Pictures................................      277,962     0.46
Nondepository Institutions.....................    2,585,982     4.27
Nonmetallic Minerals, Except Fuels.............        8,749     0.01
Oil and Gas Extraction.........................      967,045     1.60
Paper and Allied Products......................      198,432     0.33
Personal Services..............................       26,798     0.04
Petroleum and Coal Products....................    2,342,783     3.87
Primary Metal Industries.......................      184,902     0.31
Printing and Publishing........................      108,554     0.18
Railroad Transportation........................      145,918     0.24
Rubber and Miscellaneous Plastics Products.....      161,682     0.27
Security and Commodity Brokers.................      619,608     1.02
Stone, Clay, and Glass Products................          687     0.00
Tobacco Products...............................       39,439     0.07
Transportation by Air..........................      117,445     0.19
Transportation Equipment.......................    1,721,140     2.84
Transportation Services........................       16,146     0.03
Trucking and Warehousing.......................      961,870     1.59
Water Transportation...........................        3,023     0.01
Wholesale Trade-Durable Goods..................      795,502     1.31
Wholesale Trade-Nondurable Goods...............      170,186     0.28
                                                 -----------   ------
TOTAL COMMON STOCK (Cost $59,905,734)..........   60,300,899    99.55
                                                 -----------   ------
TOTAL PORTFOLIO (Cost $59,905,734).............   60,300,899    99.55
OTHER ASSETS & LIABILITIES, NET................      273,072     0.45
                                                 -----------   ------
NET ASSETS.....................................  $60,573,971   100.00%
                                                 ===========   ======

  SHARES                                                  VALUE
  ------                                                  -----
COMMON STOCK--99.55%
  AMUSEMENT AND RECREATION SERVICES--0.03%
     407     *Harrah's Entertainment, Inc............  $    16,378
                                                       -----------
             TOTAL AMUSEMENT AND RECREATION SERVICES        16,378
                                                       -----------
 APPAREL AND ACCESSORY STORES--0.80%
  20,297     Gap, Inc................................      380,772
   3,616     Limited Brands, Inc.....................       56,048
     932     Nordstrom, Inc..........................       18,193
   1,648     TJX Cos, Inc............................       31,048
                                                       -----------
             TOTAL APPAREL AND ACCESSORY STORES            486,061
                                                       -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.05%
     821     VF Corp.................................       27,889
                                                       -----------
             TOTAL APPAREL AND OTHER TEXTILE PRODUCTS       27,889
                                                       -----------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
     342     Ryder System, Inc.......................        8,762
                                                       -----------
             TOTAL AUTO REPAIR, SERVICES AND PARKING         8,762
                                                       -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
      16     *Carmax, Inc............................          482
                                                       -----------
             TOTAL AUTOMOTIVE DEALERS AND SERVICE
               STATIONS                                        482
                                                       -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--2.23%
  15,958     Home Depot, Inc.........................      528,529
      29     *Louisiana-Pacific Corp.................          314
  19,085     Lowe's Cos..............................      819,701
                                                       -----------
             TOTAL BUILDING MATERIALS AND GARDEN
               SUPPLIES                                  1,348,544
                                                       -----------
 BUSINESS SERVICES--7.97%
      58     Adobe Systems, Inc......................        1,860
  29,528     *AOL Time Warner, Inc...................      475,106
     200     Autodesk, Inc...........................        3,232
   3,912     Automatic Data Processing, Inc..........      132,460
  14,760     *BMC Software, Inc......................      241,031
   6,463     *Cendant Corp...........................      118,402
      16     *Citrix Systems, Inc....................          326
     276     *Cognizant Technology Solutions Corp....        6,723
      53     Computer Associates International,
               Inc...................................        1,181
     588     *Computer Sciences Corp.................       22,415
   2,527     *Compuware Corp.........................       14,581
     500     *Convergys Corp.........................        8,000
     167     Deluxe Corp.............................        7,482
   2,800     Electronic Data Systems Corp............       60,060
     629     Equifax, Inc............................       16,354
     756     First Data Corp.........................       31,329
     800     *Fiserv, Inc............................       28,488
   1,120     IMS Health, Inc.........................       20,149
   2,359     *Interpublic Group Of Cos, Inc..........       31,563
  60,450     Microsoft Corp..........................    1,548,125
     700     *Monster Worldwide, Inc.................       13,811
      24     *NCR Corp...............................          615
      72     *Novell, Inc............................          222
     517     Omnicom Group, Inc......................       37,069
  68,776     *Oracle Corp............................      826,688
   1,725     *Parametric Technology Corp.............        5,261
   8,100     *Peoplesoft, Inc........................      142,479
     800     *Robert Half International, Inc.........       15,152
   2,000     Seiko Epson Corp........................       59,463
  74,500     *Sun Microsystems, Inc..................      342,700
   1,800     *SunGard Data Systems, Inc..............       46,638
  13,062     *Symantec Corp..........................      572,899
                                                       -----------
             TOTAL BUSINESS SERVICES                     4,831,864
                                                       -----------

 16  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

     Statement of Investments (Unaudited) - GROWTH & INCOME - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  CHEMICALS AND ALLIED PRODUCTS--13.60%
  16,672     Abbott Laboratories.....................  $   729,567
   7,202     Air Products & Chemicals, Inc...........      299,603
     100     Alberto-Culver Co (Class B).............        5,110
  16,717     *Amgen, Inc.............................    1,119,705
     362     Avery Dennison Corp.....................       18,172
      48     *Biogen, Inc............................        1,824
   1,143     Clorox Co...............................       48,749
   9,581     Dow Chemical Co.........................      296,628
      25     Du Pont (E.I.) de Nemours & Co..........        1,041
     482     Eastman Chemical Co.....................       15,265
      55     *Genzyme Corp (General Division)........        2,299
   3,294     *Gilead Sciences, Inc...................      183,081
   5,486     Gillette Co.............................      174,784
     300     Great Lakes Chemical Corp...............        6,120
     542     International Flavors & Fragrances,
               Inc...................................       17,306
   1,500     *King Pharmaceuticals, Inc..............       22,140
   3,438     Lilly (Eli) & Co........................      237,119
   7,836     Merck & Co, Inc.........................      474,470
  54,152     Pfizer, Inc.............................    1,849,291
     508     PPG Industries, Inc.....................       25,776
  17,424     Procter & Gamble Co.....................    1,553,872
   8,504     Rohm & Haas Co..........................      263,879
     980     Sherwin-Williams Co.....................       26,342
  18,974     Wyeth...................................      864,266
                                                       -----------
             TOTAL CHEMICALS AND ALLIED PRODUCTS         8,236,409
                                                       -----------
 COMMUNICATIONS--6.77%
     629     Alltel Corp.............................       30,330
   6,773     AT&T Corp...............................      130,380
  11,419     *AT&T Wireless Services, Inc............       93,750
      73     *Avaya, Inc.............................          472
  11,938     BellSouth Corp..........................      317,909
     425     CenturyTel, Inc.........................       14,811
   3,878     *Clear Channel Communications, Inc......      164,388
  28,774     *Comcast Corp...........................      868,399
      50     *Cox Communications, Inc (Class A)......        1,595
  41,229     *Level 3 Communications, Inc............      273,761
  24,476     *Lucent Technologies, Inc...............       49,686
      25     *Nextel Communications, Inc (Class A)...          452
  10,230     *Qwest Communications International,
               Inc...................................       48,899
   9,513     SBC Communications, Inc.................      243,057
   5,826     Sprint Corp (FON Group).................       83,894
   7,004     *Sprint Corp (PCS Group)................       40,273
   1,500     *Univision Communications, Inc (Class
               A)....................................       45,600
  28,499     Verizon Communications, Inc.............    1,124,286
   1,614     *Viacom, Inc (Class A)..................       70,532
  11,415     *Viacom, Inc (Class B)..................      498,379
                                                       -----------
             TOTAL COMMUNICATIONS                        4,100,853
                                                       -----------
 DEPOSITORY INSTITUTIONS--9.64%
   2,221     AmSouth Bancorp.........................       48,507
  10,252     Bank Of America Corp....................      810,216
   5,062     Bank Of New York Co, Inc................      145,533
   2,557     Bank One Corp...........................       95,069
      25     BB&T Corp...............................          858
      62     Charter One Financial, Inc..............        1,933
  38,126     Citigroup, Inc..........................    1,631,793
   1,070     Comerica, Inc...........................       49,755
   2,600     *Concord EFS, Inc.......................       38,272
      87     Fifth Third Bancorp.....................        4,989
   1,054     FleetBoston Financial Corp..............       31,314
       6     Huntington Bancshares, Inc..............          117

  SHARES                                                  VALUE
  ------                                                  -----
   6,156     J.P. Morgan Chase & Co..................  $   210,412
   2,749     KeyCorp.................................       69,467
   2,785     Mellon Financial Corp...................       77,284
      69     National City Corp......................        2,257
   1,000     North Fork Bancorp, Inc.................       34,060
   1,512     Northern Trust Corp.....................       63,186
   1,790     PNC Financial Services Group, Inc.......       87,370
      21     Regions Financial Corp..................          709
   2,148     State Street Corp.......................       84,631
      54     SunTrust Banks, Inc.....................        3,204
   1,981     Synovus Financial Corp..................       42,592
  34,232     U.S. Bancorp............................      838,684
   1,308     Union Planters Corp.....................       40,587
  21,219     Wachovia Corp...........................      847,911
  11,055     Wells Fargo & Co........................      557,172
     500     Zions Bancorp...........................       25,305
                                                       -----------
             TOTAL DEPOSITORY INSTITUTIONS               5,843,187
                                                       -----------
 EATING AND DRINKING PLACES--0.14%
     695     Darden Restaurants, Inc.................       13,191
      35     McDonald's Corp.........................          772
     464     Wendy's International, Inc..............       13,442
   1,908     *Yum! Brands, Inc.......................       56,400
                                                       -----------
             TOTAL EATING AND DRINKING PLACES               83,805
                                                       -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.80%
   2,160     *AES Corp...............................       13,716
     700     *Allegheny Energy, Inc..................        5,915
   1,309     *Allied Waste Industries, Inc...........       13,155
   1,030     Ameren Corp.............................       45,423
   1,172     American Electric Power Co, Inc.........       34,961
   1,400     *Calpine Corp...........................        9,240
   2,181     Centerpoint Energy, Inc.................       17,775
     976     Cinergy Corp............................       35,907
     846     *CMS Energy Corp........................        6,853
   1,413     Consolidated Edison, Inc................       61,155
   1,051     Constellation Energy Group, Inc.........       36,049
   1,566     Dominion Resources, Inc.................      100,647
     638     DTE Energy Co...........................       24,652
   2,000     Duke Energy Corp........................       39,900
  12,500     *Dynegy, Inc (Class A)..................       52,500
   5,950     E.ON AG.................................      305,899
   2,208     *Edison International...................       36,277
   3,635     El Paso Corp............................       29,371
   1,313     FirstEnergy Corp........................       50,485
     718     FPL Group, Inc..........................       47,998
   1,000     KeySpan Corp............................       35,450
   2,787     *Mirant Corp............................        8,082
   1,300     Nicor, Inc..............................       48,243
   1,707     NiSource, Inc...........................       32,433
     108     *NiSource, Inc (Sails)..................          240
     200     Peoples Energy Corp.....................        8,578
   2,694     *PG&E Corp..............................       56,978
   2,198     Pinnacle West Capital Corp..............       82,315
   1,142     PPL Corp................................       49,106
   1,476     Progress Energy, Inc....................       64,796
     224     *Progress Energy, Inc (Cvo).............          101
     805     Public Service Enterprise Group, Inc....       34,011
   1,350     Sempra Energy...........................       38,516
   4,800     TECO Energy, Inc........................       57,552
       4     Texas Genco Holdings, Inc...............           93
   2,248     TXU Corp................................       50,468
   4,001     Waste Management, Inc...................       96,384

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   17

     Statement of Investments (Unaudited) - GROWTH & INCOME - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
   3,600     Williams Cos, Inc.......................  $    28,440
   2,278     Xcel Energy, Inc........................       34,261
                                                       -----------
             TOTAL ELECTRIC, GAS, AND SANITARY
               SERVICES                                  1,693,925
                                                       -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--6.60%
      98     *Advanced Micro Devices, Inc............          628
      14     *Agere Systems, Inc (Class A)...........           33
     900     *Altera Corp............................       14,760
      26     American Power Conversion Corp..........          405
   2,388     *Analog Devices, Inc....................       83,150
      50     *Broadcom Corp (Class A)................        1,246
   2,800     *CIENA Corp.............................       14,532
      73     *Comverse Technology, Inc...............        1,097
   1,104     Cooper Industries Ltd (Class A).........       45,595
   2,497     Emerson Electric Co.....................      127,597
  70,602     General Electric Co.....................    2,024,865
  41,915     Intel Corp..............................      871,161
   2,497     *LSI Logic Corp.........................       17,679
   2,100     Maxim Integrated Products, Inc..........       71,799
     488     Maytag Corp.............................       11,917
  14,345     *Micron Technology, Inc.................      166,832
     453     Molex, Inc..............................       12,226
       4     *National Semiconductor Corp............           79
   1,000     *Nvidia Corp............................       23,010
   1,100     *PMC-Sierra, Inc........................       12,903
     700     Qualcomm, Inc...........................       25,025
   1,336     Rockwell Collins, Inc...................       32,906
   3,822     *Sanmina-SCI Corp.......................       24,117
      62     Scientific-Atlanta, Inc.................        1,478
  15,723     *Taiwan Semiconductor Manufacturing Co
               Ltd (Spon ADR)........................      158,488
   2,730     *Tellabs, Inc...........................       17,936
  11,742     Texas Instruments, Inc..................      206,659
     300     *Thomas & Betts Corp....................        4,335
     368     Whirlpool Corp..........................       23,442
                                                       -----------
             TOTAL ELECTRONIC AND OTHER ELECTRIC
               EQUIPMENT                                 3,995,900
                                                       -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.46%
     473     Fluor Corp..............................       15,912
      24     Halliburton Co..........................          552
     322     *McDermott International, Inc...........        2,038
   6,571     Monsanto Co.............................      142,196
   2,467     Paychex, Inc............................       72,308
     600     *Quest Diagnostics, Inc.................       38,280
     700     *Quintiles Transnational Corp...........        9,933
                                                       -----------
             TOTAL ENGINEERING AND MANAGEMENT
               SERVICES                                    281,219
                                                       -----------
 FABRICATED METAL PRODUCTS--0.36%
     944     Crane Co................................       21,363
     328     Danaher Corp............................       22,320
     700     Fortune Brands, Inc.....................       36,540
     499     Illinois Tool Works, Inc................       32,859
   3,235     Masco Corp..............................       77,155
     300     Snap-On, Inc............................        8,709
     806     Stanley Works...........................       22,246
                                                       -----------
             TOTAL FABRICATED METAL PRODUCTS               221,192
                                                       -----------
 FOOD AND KINDRED PRODUCTS--4.10%
   3,704     Anheuser-Busch Cos, Inc.................      189,089
   4,276     Archer Daniels Midland Co...............       55,032
   3,993     Campbell Soup Co........................       97,829
   8,637     Coca-Cola Co............................      400,843

  SHARES                                                  VALUE
  ------                                                  -----
   3,500     Conagra Foods, Inc......................  $    82,600
     200     Coors (Adolph) Co (Class B).............        9,796
   9,300     *Dean Foods Co..........................      292,950
     716     *Del Monte Foods Co.....................        6,329
   9,103     General Mills, Inc......................      431,573
   2,327     H.J. Heinz Co...........................       76,744
     707     *Hercules, Inc..........................        6,999
     700     Hershey Foods Corp......................       48,762
   2,400     Kellogg Co..............................       82,488
  15,204     PepsiCo, Inc............................      676,578
   1,451     Sara Lee Corp...........................       27,293
                                                       -----------
             TOTAL FOOD AND KINDRED PRODUCTS             2,484,905
                                                       -----------
 FOOD STORES--1.12%
   2,501     Albertson's, Inc........................       48,019
  34,175     *Kroger Co..............................      570,039
   2,290     *Safeway, Inc...........................       46,853
     868     Winn-Dixie Stores, Inc..................       10,685
                                                       -----------
             TOTAL FOOD STORES                             675,596
                                                       -----------
 FORESTRY--0.41%
   4,641     Weyerhaeuser Co.........................      250,614
                                                       -----------
             TOTAL FORESTRY                                250,614
                                                       -----------
 FURNITURE AND FIXTURES--0.37%
     398     Johnson Controls, Inc...................       34,069
   1,255     Leggett & Platt, Inc....................       25,728
   5,852     Newell Rubbermaid, Inc..................      163,856
                                                       -----------
             TOTAL FURNITURE AND FIXTURES                  223,653
                                                       -----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.15%
   1,414     *Best Buy Co, Inc.......................       62,103
      71     Circuit City Stores, Inc (Circuit City
               Group)................................          625
   1,149     RadioShack Corp.........................       30,230
                                                       -----------
             TOTAL FURNITURE AND HOMEFURNISHINGS
               STORES                                       92,958
                                                       -----------
 GENERAL BUILDING CONTRACTORS--0.00%
      24     Centex Corp.............................        1,867
                                                       -----------
             TOTAL GENERAL BUILDING CONTRACTORS              1,867
                                                       -----------
 GENERAL MERCHANDISE STORES--2.42%
      60     *Big Lots, Inc..........................          902
     900     *Costco Wholesale Corp..................       32,940
     443     Dillard's, Inc (Class A)................        5,967
   2,278     Dollar General Corp.....................       41,596
     938     Family Dollar Stores, Inc...............       35,785
   1,182     Federated Department Stores, Inc........       43,557
   1,800     J.C. Penney Co, Inc.....................       30,330
     558     *Kohl's Corp............................       28,670
   4,276     May Department Stores Co................       95,184
   1,968     Sears Roebuck & Co......................       66,204
     946     Target Corp.............................       35,797
  19,530     Wal-Mart Stores, Inc....................    1,048,175
                                                       -----------
             TOTAL GENERAL MERCHANDISE STORES            1,465,107
                                                       -----------
 HEALTH SERVICES--0.60%
   3,501     *Express Scripts, Inc...................      238,803
   1,400     HCA, Inc................................       44,856
   1,500     Health Management Associates, Inc (Class
               A)....................................       27,675
     564     *Manor Care, Inc........................       14,106
   3,434     *Tenet Healthcare Corp..................       40,006
                                                       -----------
             TOTAL HEALTH SERVICES                         365,446
                                                       -----------

 18  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

     Statement of Investments (Unaudited) - GROWTH & INCOME - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  HOLDING AND OTHER INVESTMENT OFFICES--0.44%
     100     Apartment Investment & Management Co
               (Class A).............................  $     3,460
   2,700     Equity Office Properties Trust..........       72,927
   1,000     Equity Residential......................       25,950
   1,100     Plum Creek Timber Co, Inc...............       28,545
   3,265     Washington Mutual, Inc..................      134,845
                                                       -----------
             TOTAL HOLDING AND OTHER INVESTMENT
               OFFICES                                     265,727
                                                       -----------
 HOTELS AND OTHER LODGING PLACES--0.22%
   2,479     Hilton Hotels Corp......................       31,706
   1,592     Marriott International, Inc (Class A)...       61,165
   1,400     Starwood Hotels & Resorts Worldwide,
               Inc...................................       40,026
                                                       -----------
             TOTAL HOTELS AND OTHER LODGING PLACES         132,897
                                                       -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.32%
     632     3M Co...................................       81,515
      46     *Apple Computer, Inc....................          880
  43,901     *Applied Materials, Inc.................      696,270
   8,719     Baker Hughes, Inc.......................      292,697
     198     Black & Decker Corp.....................        8,603
     541     Caterpillar, Inc........................       30,112
  57,511     *Cisco Systems, Inc.....................      954,107
     200     Cummins, Inc............................        7,178
  19,131     Deere & Co..............................      874,287
  17,953     *Dell Computer Corp.....................      573,778
   1,271     Dover Corp..............................       38,079
     369     Eaton Corp..............................       29,007
      28     *EMC Corp...............................          293
      34     *Gateway, Inc...........................          124
  20,715     Hewlett-Packard Co......................      441,230
   1,085     Ingersoll-Rand Co (Class A).............       51,342
  17,112     International Business Machines Corp....    1,411,740
     610     ITT Industries, Inc.....................       39,931
      96     *Lexmark International, Inc.............        6,794
      94     *Network Appliance, Inc.................        1,524
     793     Pall Corp...............................       17,843
     761     Parker Hannifin Corp....................       31,954
   1,318     Pitney Bowes, Inc.......................       50,624
     856     *Solectron Corp.........................        3,201
                                                       -----------
             TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT    5,643,113
                                                       -----------
 INSTRUMENTS AND RELATED PRODUCTS--2.51%
      65     *Agilent Technologies, Inc..............        1,271
      77     Applera Corp (Applied Biosystems
               Group)................................        1,465
     261     Bausch & Lomb, Inc......................        9,788
   1,681     Becton Dickinson & Co...................       65,307
   9,300     *Boston Scientific Corp.................      568,230
   1,549     Eastman Kodak Co........................       42,365
     713     Guidant Corp............................       31,650
      14     *KLA-Tencor Corp........................          651
   1,776     Medtronic, Inc..........................       85,195
     100     *Millipore Corp.........................        4,437
     724     PerkinElmer, Inc........................        9,998
   2,686     Raytheon Co.............................       88,208
      36     Rockwell Automation, Inc................          858
   7,194     *St. Jude Medical, Inc..................      413,655
     220     Synthes-Stratec, Inc....................      158,030
   1,195     *Teradyne, Inc..........................       20,685
   1,000     *Thermo Electron Corp...................       21,020
                                                       -----------
             TOTAL INSTRUMENTS AND RELATED PRODUCTS      1,522,813
                                                       -----------

  SHARES                                                  VALUE
  ------                                                  -----
 INSURANCE AGENTS, BROKERS AND SERVICE--0.14%
   2,088     AON Corp................................  $    50,279
     638     Marsh & McLennan Cos, Inc...............       32,583
                                                       -----------
             TOTAL INSURANCE AGENTS, BROKERS AND
               SERVICE                                      82,862
                                                       -----------
 INSURANCE CARRIERS--6.20%
   1,500     ACE Ltd.................................       51,435
  12,845     Aetna, Inc..............................      773,269
  17,336     American International Group, Inc.......      956,600
     900     *Anthem, Inc............................       69,435
   1,103     Chubb Corp..............................       66,180
     926     Cigna Corp..............................       43,466
     335     b*Conseco, Inc..........................           10
   1,807     Hartford Financial Services Group,
               Inc...................................       91,001
   1,111     *Humana, Inc............................       16,776
     663     Jefferson-Pilot Corp....................       27,488
   1,000     John Hancock Financial Services, Inc....       30,730
   1,142     Lincoln National Corp...................       40,689
   1,194     Loews Corp..............................       56,464
     892     MBIA, Inc...............................       43,485
     541     MGIC Investment Corp....................       25,232
  17,161     Safeco Corp.............................      605,440
   4,520     St. Paul Cos, Inc.......................      165,025
  42,400     Travelers Property Casualty Corp (Class
               B)....................................      668,648
   1,637     UnumProvident Corp......................       21,952
                                                       -----------
             TOTAL INSURANCE CARRIERS                    3,753,325
                                                       -----------
 LEATHER AND LEATHER PRODUCTS--0.47%
   5,755     *Coach, Inc.............................      286,254
                                                       -----------
             TOTAL LEATHER AND LEATHER PRODUCTS            286,254
                                                       -----------
 LUMBER AND WOOD PRODUCTS--0.05%
   1,507     Georgia-Pacific Corp....................       28,558
                                                       -----------
             TOTAL LUMBER AND WOOD PRODUCTS                 28,558
                                                       -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.04%
   1,162     Hasbro, Inc.............................       20,323
      92     Mattel, Inc.............................        1,741
                                                       -----------
             TOTAL MISCELLANEOUS MANUFACTURING
               INDUSTRIES                                   22,064
                                                       -----------
 MISCELLANEOUS RETAIL--0.61%
   2,519     CVS Corp................................       70,608
   2,100     *eBay, Inc..............................      218,778
   1,965     *Office Depot, Inc......................       28,512
     300     Tiffany & Co............................        9,804
   1,368     *Toys 'R' Us, Inc.......................       16,580
     948     Walgreen Co.............................       28,535
                                                       -----------
             TOTAL MISCELLANEOUS RETAIL                    372,817
                                                       -----------
 MOTION PICTURES--0.46%
  14,074     Walt Disney Co..........................      277,962
                                                       -----------
             TOTAL MOTION PICTURES                         277,962
                                                       -----------
 NONDEPOSITORY INSTITUTIONS--4.27%
  21,569     American Express Co.....................      901,800
   1,453     Capital One Financial Corp..............       71,459
  17,222     Fannie Mae..............................    1,161,452
   3,148     Freddie Mac.............................      159,824
  13,985     MBNA Corp...............................      291,447
                                                       -----------
             TOTAL NONDEPOSITORY INSTITUTIONS            2,585,982
                                                       -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.01%
     236     Vulcan Materials Co.....................        8,749
                                                       -----------
             TOTAL NONMETALLIC MINERALS, EXCEPT FUELS        8,749
                                                       -----------

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   19

     Statement of Investments (Unaudited) - GROWTH & INCOME - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  OIL AND GAS EXTRACTION--1.60%
   1,600     Anadarko Petroleum Corp.................  $    71,152
   3,935     Apache Corp.............................      256,011
   5,659     Burlington Resources, Inc...............      305,982
     623     Kerr-McGee Corp.........................       27,910
   1,999     Marathon Oil Corp.......................       52,674
     800     *Noble Corp.............................       27,440
   2,777     Schlumberger Ltd........................      132,102
   2,077     *Transocean, Inc........................       45,632
   1,678     Unocal Corp.............................       48,142
                                                       -----------
             TOTAL OIL AND GAS EXTRACTION                  967,045
                                                       -----------
 PAPER AND ALLIED PRODUCTS--0.33%
     300     Bemis Co................................       14,040
     300     Boise Cascade Corp......................        7,170
      11     International Paper Co..................          393
   3,363     Kimberly-Clark Corp.....................      175,347
      60     MeadWestvaco Corp.......................        1,482
                                                       -----------
             TOTAL PAPER AND ALLIED PRODUCTS               198,432
                                                       -----------
 PERSONAL SERVICES--0.04%
     700     Cintas Corp.............................       24,808
      46     H & R Block, Inc........................        1,990
                                                       -----------
             TOTAL PERSONAL SERVICES                        26,798
                                                       -----------
 PETROLEUM AND COAL PRODUCTS--3.87%
     515     Amerada Hess Corp.......................       25,328
     362     Ashland, Inc............................       11,106
   2,783     ChevronTexaco Corp......................      200,932
     230     ConocoPhillips..........................       12,604
  58,189     ExxonMobil Corp.........................    2,089,567
      86     Sunoco, Inc.............................        3,246
                                                       -----------
             TOTAL PETROLEUM AND COAL PRODUCTS           2,342,783
                                                       -----------
 PRIMARY METAL INDUSTRIES--0.31%
   5,616     Alcoa, Inc..............................      143,208
     519     Allegheny Technologies, Inc.............        3,425
     185     *Andrew Corp............................        1,702
     796     Engelhard Corp..........................       19,717
     602     United States Steel Corp................        9,855
     522     Worthington Industries, Inc.............        6,995
                                                       -----------
             TOTAL PRIMARY METAL INDUSTRIES                184,902
                                                       -----------
 PRINTING AND PUBLISHING--0.18%
      35     *American Greetings Corp (Class A)......          687
     510     Dow Jones & Co, Inc.....................       21,945
   3,287     R.R. Donnelley & Sons Co................       85,922
                                                       -----------
             TOTAL PRINTING AND PUBLISHING                 108,554
                                                       -----------
 RAILROAD TRANSPORTATION--0.24%
   1,839     Burlington Northern Santa Fe Corp.......       52,301
   1,472     CSX Corp................................       44,292
   2,569     Norfolk Southern Corp...................       49,325
                                                       -----------
             TOTAL RAILROAD TRANSPORTATION                 145,918
                                                       -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.27%
     200     Cooper Tire & Rubber Co.................        3,518
   1,060     *Goodyear Tire & Rubber Co..............        5,565
   1,779     Nike, Inc (Class B).....................       95,159
   4,000     Tupperware Corp.........................       57,440
                                                       -----------
             TOTAL RUBBER AND MISCELLANEOUS PLASTICS
               PRODUCTS                                    161,682
                                                       -----------

  SHARES                                                  VALUE
  ------                                                  -----
 SECURITY AND COMMODITY BROKERS--1.02%
     374     Bear Stearns Cos, Inc...................  $    27,085
   3,454     Charles Schwab Corp.....................       34,851
     784     Franklin Resources, Inc.................       30,631
   3,100     Goldman Sachs Group, Inc................      259,625
     908     Janus Capital Group, Inc................       14,891
      52     Lehman Brothers Holdings, Inc...........        3,457
      14     Merrill Lynch & Co, Inc.................          654
   5,387     Morgan Stanley..........................      230,294
     480     T Rowe Price Group, Inc.................       18,120
                                                       -----------
             TOTAL SECURITY AND COMMODITY BROKERS          619,608
                                                       -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.00%
      93     *Corning, Inc...........................          687
                                                       -----------
             TOTAL STONE, CLAY, AND GLASS PRODUCTS             687
                                                       -----------
 TOBACCO PRODUCTS--0.07%
      13     Altria Group, Inc.......................          591
   1,109     UST, Inc................................       38,848
                                                       -----------
             TOTAL TOBACCO PRODUCTS                         39,439
                                                       -----------
 TRANSPORTATION BY AIR--0.19%
     952     *AMR Corp...............................       10,472
     217     Delta Air Lines, Inc....................        3,186
     147     FedEx Corp..............................        9,118
   5,504     Southwest Airlines Co...................       94,669
                                                       -----------
             TOTAL TRANSPORTATION BY AIR                   117,445
                                                       -----------
 TRANSPORTATION EQUIPMENT--2.84%
  19,762     Autoliv, Inc............................      535,155
   5,588     Boeing Co...............................      191,780
     830     Brunswick Corp..........................       20,767
      88     Dana Corp...............................        1,017
   3,633     Delphi Corp.............................       31,353
   3,153     Ford Motor Co...........................       34,651
     718     General Motors Corp.....................       25,848
     918     Genuine Parts Co........................       29,385
     954     Goodrich Corp...........................       20,034
     718     Harley-Davidson, Inc....................       28,619
   4,943     Honeywell International, Inc............      132,720
   3,031     Lockheed Martin Corp....................      144,185
  39,400     Nissan Motor Co Ltd.....................      376,691
   1,120     Northrop Grumman Corp...................       96,645
      26     Paccar, Inc.............................        1,753
     348     Textron, Inc............................       13,579
     515     United Technologies Corp................       36,477
      70     Visteon Corp............................          481
                                                       -----------
             TOTAL TRANSPORTATION EQUIPMENT              1,721,140
                                                       -----------
 TRANSPORTATION SERVICES--0.03%
     655     Sabre Holdings Corp.....................       16,146
                                                       -----------
             TOTAL TRANSPORTATION SERVICES                  16,146
                                                       -----------
 TRUCKING AND WAREHOUSING--1.59%
  15,100     United Parcel Service, Inc (Class B)....      961,870
                                                       -----------
             TOTAL TRUCKING AND WAREHOUSING                961,870
                                                       -----------
 WATER TRANSPORTATION--0.01%
      93     Carnival Corp...........................        3,023
                                                       -----------
             TOTAL WATER TRANSPORTATION                      3,023
                                                       -----------

 20  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

     Statement of Investments (Unaudited) - GROWTH & INCOME - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  WHOLESALE TRADE-DURABLE GOODS--1.31%
  14,922     Johnson & Johnson.......................  $   771,467
     514     W.W. Grainger, Inc......................       24,035
                                                       -----------
             TOTAL WHOLESALE TRADE-DURABLE GOODS           795,502
                                                       -----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.28%
     700     AmerisourceBergen Corp..................       48,545
     347     Brown-Forman Corp (Class B).............       27,281
     100     Cardinal Health, Inc....................        6,430
   1,853     McKesson Corp...........................       66,226
   1,018     Supervalu, Inc..........................       21,704
                                                       -----------
             TOTAL WHOLESALE TRADE-NONDURABLE GOODS        170,186
                                                       -----------
             TOTAL COMMON STOCK
               (Cost $59,905,734)                       60,300,899
                                                       -----------
             TOTAL PORTFOLIO--99.55%
               (Cost $59,905,734)                       60,300,899
             OTHER ASSETS & LIABILITIES--0.45%             273,072
                                                       -----------
             NET ASSETS--100.00%                       $60,573,971
                                                       ===========

------------
*  Non-income producing
b  In bankruptcy

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements

                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   21

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

                         Summary by Industry
                                                    VALUE        %
---------------------------------------------------------------------
PREFERRED STOCK:
Printing and Publishing........................  $    80,462     0.21%
                                                 -----------   ------
TOTAL PREFERRED STOCK (Cost $77,286)...........       80,462     0.21
                                                 -----------   ------

COMMON STOCK:
Apparel and Accessory Stores...................        2,418     0.01
Building Materials and Garden Supplies.........      402,102     1.07
Business Services..............................    2,933,452     7.77
Chemicals and Allied Products..................    3,734,103     9.89
Coal Mining....................................       96,976     0.26
Communications.................................    3,347,095     8.86
Depository Institutions........................    6,457,699    17.10
Eating and Drinking Places.....................       10,707     0.03
Electric, Gas, and Sanitary Services...........    1,822,132     4.82
Electronic and Other Electric Equipment........    3,146,455     8.33
Fabricated Metal Products......................      386,425     1.02
Food and Kindred Products......................    1,036,046     2.74
Food Stores....................................        1,536     0.00
General Building Contractors...................       83,976     0.22
General Merchandise Stores.....................       28,957     0.08
Heavy Construction, Except Building............      949,420     2.51
Holding and Other Investment Offices...........    1,813,172     4.80
Hotels and Other Lodging Places................       11,435     0.03
Industrial Machinery and Equipment.............      912,628     2.42
Instruments and Related Products...............    1,693,126     4.48
Insurance Carriers.............................      548,121     1.45
Leather and Leather Products...................       94,657     0.25
Local and Interurban Passenger Transit.........       49,781     0.13
Metal Mining...................................      220,366     0.58
Miscellaneous Manufacturing Industries.........        7,629     0.02
Miscellaneous Retail...........................       11,789     0.03
Nondepository Institutions.....................      180,254     0.48
Oil and Gas Extraction.........................    1,390,030     3.68
Paper and Allied Products......................      100,708     0.27
Petroleum and Coal Products....................    1,793,262     4.75
Primary Metal Industries.......................      120,960     0.32
Printing and Publishing........................       85,869     0.23
Real Estate....................................      267,672     0.71
Rubber and Miscellaneous Plastics Products.....      193,432     0.51
Security and Commodity Brokers.................    1,064,271     2.82
Special Trade Contractors......................       77,193     0.20
Stone, Clay, and Glass Products................        1,647     0.00
Textile Mill Products..........................       81,807     0.22
Transportation By Air..........................        1,021     0.00
Transportation Equipment.......................    1,381,205     3.66
Transportation Services........................       97,984     0.26
Wholesale Trade-Durable Goods..................      203,008     0.54
Wholesale Trade-Nondurable Goods...............      543,117     1.44
                                                 -----------   ------
TOTAL COMMON STOCK (Cost $39,193,782)..........   37,385,643    98.99
                                                 -----------   ------
TOTAL PORTFOLIO (Cost $39,271,068).............   37,466,105    99.20
OTHER ASSETS & LIABILITIES, NET................      303,497     0.80
                                                 -----------   ------
NET ASSETS.....................................  $37,769,602   100.00%
                                                 ===========   ======

                         Summary by Country
                                                    VALUE        %
---------------------------------------------------------------------
DOMESTIC:
United States..................................  $   779,508     2.08%
                                                 -----------   ------
TOTAL DOMESTIC.................................      779,508     2.08
                                                 -----------   ------
FOREIGN:
Australia......................................    2,003,508     5.35
Austria........................................      231,429     0.62
Belgium........................................      390,893     1.04
Canada.........................................      373,088     1.00
China..........................................       96,976     0.26
Denmark........................................      344,732     0.92
Finland........................................      492,670     1.32
France.........................................    2,957,030     7.89
Germany........................................    2,181,572     5.82
Greece.........................................       16,258     0.04
Hong Kong......................................      387,328     1.04
Ireland........................................       80,800     0.22
Italy..........................................      829,779     2.22
Japan..........................................    7,511,768    20.05
Netherlands....................................    2,293,784     6.12
New Zealand....................................      147,673     0.39
Portugal.......................................        6,520     0.02
Singapore......................................       98,825     0.26
Spain..........................................    1,511,434     4.03
Sweden.........................................    1,211,890     3.23
Switzerland....................................    3,582,523     9.56
Taiwan.........................................       37,879     0.10
United Kingdom.................................    9,898,238    26.42
                                                 -----------   ------
TOTAL FOREIGN..................................   36,686,597    97.92
                                                 -----------   ------
TOTAL PORTFOLIO................................  $37,466,105   100.00%
                                                 ===========   ======

                       ---------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
  PREFERRED STOCK--0.21%
 PRINTING AND PUBLISHING--0.21%
    13,055     News Corp Ltd...........................  $    80,462
                                                         -----------
               TOTAL PREFERRED STOCK (Cost $77,286)           80,462
                                                         -----------
COMMON STOCK--98.99%
 APPAREL AND ACCESSORY STORES--0.01%
       112     Douglas Holding AG......................        2,418
                                                         -----------
               TOTAL APPAREL AND ACCESSORY STORES              2,418
                                                         -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.07%
    36,356     Wolseley plc............................      402,102
                                                         -----------
               TOTAL BUILDING MATERIALS AND GARDEN
                 SUPPLIES                                    402,102
                                                         -----------
 BUSINESS SERVICES--7.77%
       161     *Altran Technologies S.A. ..............        1,429
    85,545     Chubb plc...............................      106,577
    13,900     *Cognos, Inc............................      373,088
       200     Diamond Lease Co Ltd....................        3,340
         4     Faith, Inc..............................       22,719
       717     *Getronics NV...........................          922
       143     Intracom S.A. ..........................          946
    44,127     Rentokil Initial plc....................      137,804
     3,272     SAP AG..................................      385,885
     7,100     Secom Co Ltd............................      208,137
    41,412     Securicor plc...........................       50,910
       731     Securitas AB (B Shs)....................        7,488

 22  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 BUSINESS SERVICES--(CONTINUED)
    11,000     Seiko Epson Corp........................  $   327,046
     1,729     SGS Societe Generale Surveillance
                 Holdings S.A. ........................      675,236
       600     Sumisho Lease Co Ltd....................       10,418
    79,292     WPP Group plc...........................      621,507
                                                         -----------
               TOTAL BUSINESS SERVICES                     2,933,452
                                                         -----------
 CHEMICALS AND ALLIED PRODUCTS--9.89%
    16,256     Akzo Nobel NV...........................      430,848
     7,204     AstraZeneca plc (United Kingdom)........      288,870
       700     Daicel Chemical Industries Ltd..........        2,221
       981     *Elan Corp plc..........................        5,531
    51,114     GlaxoSmithKline plc.....................    1,031,548
       100     Hogy Medical Co Ltd.....................        3,923
    20,554     Imperial Chemical Industries plc........       41,633
       900     Kao Corp................................       16,752
       800     Kose Corp...............................       26,117
         2     L'Air Liquide S.A. .....................          297
     1,302     L'Oreal S.A. ...........................       91,802
    10,473     Novartis AG. (Regd).....................      414,420
    41,465     Reckitt Benckiser plc...................      760,868
        96     Roche Holding AG. (Genusscheine)........        7,530
       200     Shin-Etsu Chemical Co Ltd...............        6,829
    11,000     Shionogi & Co Ltd.......................      149,049
     9,900     Takeda Chemical Industries Ltd..........      365,247
    39,000     Toray Industries, Inc...................       90,618
                                                         -----------
               TOTAL CHEMICALS AND ALLIED PRODUCTS         3,734,103
                                                         -----------
 COAL MINING--0.26%
    43,090     Byd Co Ltd (H Shs)......................       96,976
                                                         -----------
               TOTAL COAL MINING                              96,976
                                                         -----------
 COMMUNICATIONS--8.86%
    40,857     *British Sky Broadcasting Group plc.....      452,726
    35,610     BT Group plc............................      119,727
    72,633     *Cable & Wireless plc...................      135,436
     6,189     *Deutsche Telekom AG. (Regd)............       94,454
   430,479     *Ericsson(LM)(B Shs)....................      462,479
     1,570     *France Telecom S.A. ...................       38,510
       618     Hellenic Telecommunications Organization
                 S.A. .................................        7,310
        42     KDDI Corp...............................      162,648
       154     *Marconi Corp plc.......................           47
        15     Nippon Telegraph & Telephone Corp.......       58,838
       830     Nippon Television Network Corp..........       98,916
        77     NTT Docomo, Inc.........................      166,729
    48,137     Telecom Corp of New Zealand Ltd.........      147,673
    49,846     Telefonica S.A. ........................      578,703
    70,944     TIM S.p.A. .............................      349,500
   242,095     Vodafone Group plc......................      473,399
                                                         -----------
               TOTAL COMMUNICATIONS                        3,347,095
                                                         -----------
 DEPOSITORY INSTITUTIONS--17.10%
        92     Abbey National plc......................          714
    29,218     ABN Amro Holding NV.....................      558,649
       207     Allied Irish Banks plc..................        3,112
       408     Alpha Bank S.A. ........................        7,112
    60,000     *Ashikaga Financial Group, Inc..........       88,944
     6,981     Australia & New Zealand Banking Group
                 Ltd...................................       87,128
     7,167     Banco Bilbao Vizcaya Argentaria S.A. ...       75,307
     3,711     Banco Comercial Portugues S.A. (Regd)...        6,520
    69,410     Banco Santander Central Hispano S.A.....      608,164
     2,500     Bank Of Ireland (Dublin)................       30,288
     2,543     Bank Of Ireland (London)................       30,692
    18,760     Barclays plc............................      139,306
     8,416     BNP Paribas.............................      427,655


   SHARES                                                   VALUE
   ------                                                   -----
     3,278     Commonwealth Bank of Australia..........  $    64,962
    17,702     Danske Bank a/s.........................      344,732
     6,019     DBS Group Holdings Ltd..................       35,205
     2,321     Deutsche Bank AG. (Regd)................      150,537
     2,619     Erste Bank Der Oesterreichischen
                 Sparkassen AG.........................      231,429
    22,022     Fortis..................................      382,369
     3,400     Hang Seng Bank Ltd......................       35,970
    54,000     Hokuriku Bank Ltd.......................       82,748
    54,856     HSBC Holdings plc (United Kingdom)......      648,127
       191     KBC Bancassurance Holding NV............        7,499
    14,679     Lloyds TSB Group plc....................      104,217
        42     Mitsubishi Tokyo Financial Group, Inc...      189,931
    12,672     National Australia Bank Ltd.............      284,699
    26,675     Nordea AB (Sweden)......................      128,627
    40,029     Royal Bank Of Scotland Group plc........    1,122,915
    36,650     Standard Chartered plc..................      445,118
     1,520     UBS AG. (Regd)..........................       84,554
     4,631     Westpac Banking Corp....................       50,469
                                                         -----------
               TOTAL DEPOSITORY INSTITUTIONS               6,457,699
                                                         -----------
 EATING AND DRINKING PLACES--0.03%
       800     Doutor Coffee Co Ltd....................       10,707
                                                         -----------
               TOTAL EATING AND DRINKING PLACES               10,707
                                                         -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.82%
   701,720     *AWG plc................................        1,158
     4,277     BG Group plc............................       18,950
     3,800     Chubu Electric Power Co, Inc............       69,307
    12,786     E.ON AG.................................      657,349
        30     *Exmar NV...............................        1,025
       600     Hong Kong & China Gas Co Ltd............          758
     7,000     Kyushu Electric Power Co, Inc...........      108,957
     3,817     Puma AG. Rudolf Dassler Sport...........      379,151
    10,900     Tokyo Electric Power Co, Inc............      208,332
     4,374     United Utilities plc....................       42,513
    18,385     *Vivendi Universal S.A..................      334,632
                                                         -----------
               TOTAL ELECTRIC, GAS, AND SANITARY
                 SERVICES                                  1,822,132
                                                         -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.33%
     5,140     Advantest Corp..........................      227,731
       419     *Alstom.................................        1,443
         1     *ARM Holdings plc.......................            1
    74,802     *ASML Holding NV........................      710,383
       400     Futaba Corp.............................        9,344
     3,700     Hirose Electric Co Ltd..................      305,984
    85,420     Johnson Electric Holdings Ltd...........      105,705
     6,000     Kyocera Corp............................      343,285
     5,000     Matsushita Electric Industrial Co Ltd...       49,511
       800     Melco, Inc..............................       15,324
    29,918     Nokia Oyj...............................      492,670
     9,800     Rinnai Corp.............................      206,080
    16,900     Sony Corp...............................      475,719
    10,000     Stanley Electric Co Ltd.................      142,494
    23,000     *Taiwan Semiconductor Manufacturing Co
                 Ltd...................................       37,879
        11     Thine Electronics, Inc..................       22,902
                                                         -----------
               TOTAL ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT                                 3,146,455
                                                         -----------
 FABRICATED METAL PRODUCTS--1.02%
     1,244     Geberit AG. (Regd)......................      382,967
       240     Tostem Inax Holding Corp................        3,458
                                                         -----------
               TOTAL FABRICATED METAL PRODUCTS               386,425
                                                         -----------
 FOOD AND KINDRED PRODUCTS--2.74%
       100     Asahi Breweries Ltd.....................          604
    26,684     Coca-Cola Amatil Ltd....................      102,184

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   23

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
     5,974     Diageo plc..............................  $    63,781
       800     Fuji Oil Co Ltd.........................        6,249
     3,504     Groupe Danone...........................      484,870
       359     Nestle S.A. (Regd)......................       74,077
     2,980     Pernod-Ricard...........................      265,896
     6,347     Scottish & Newcastle plc................       38,385
                                                         -----------
               TOTAL FOOD AND KINDRED PRODUCTS             1,036,046
                                                         -----------
 FOOD STORES--0.00%
        17     *Casino Guichard-Perrachon A Wts
                 12/15/03..............................            3
        17     *Casino Guichard-Perrachon B Wts
                 12/15/05..............................           16
     1,000     *Mycal Corp.............................            8
       417     Tesco plc...............................        1,509
                                                         -----------
               TOTAL FOOD STORES                               1,536
                                                         -----------
 GENERAL BUILDING CONTRACTORS--0.22%
       892     Allgreen Properties Ltd.................          486
    24,000     Nishimatsu Construction Co Ltd..........       81,549
       700     Shimizu Corp............................        1,941
                                                         -----------
               TOTAL GENERAL BUILDING CONTRACTORS             83,976
                                                         -----------
 GENERAL MERCHANDISE STORES--0.08%
     4,985     Marks & Spencer Group plc...............       25,974
       600     Takashimaya Co Ltd......................        2,983
                                                         -----------
               TOTAL GENERAL MERCHANDISE STORES               28,957
                                                         -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--2.51%
     9,178     Grupo Ferrovial S.A.....................      249,260
       800     Kajima Corp.............................        1,899
    10,000     Okumura Corp............................       32,646
     9,866     Vinci S.A...............................      665,615
                                                         -----------
               TOTAL HEAVY CONSTRUCTION, EXCEPT
                 BUILDING                                    949,420
                                                         -----------
 HOLDING AND OTHER INVESTMENT OFFICES--4.80%
    94,895     Deutsche Office Trust...................       71,278
     1,900     Hutchison Whampoa Ltd...................       11,573
     7,197     iShares MSCI EAFE Index Fund............      779,507
    75,255     Macquarie Infrastructure Group..........      181,186
    10,015     Nobel Biocare Holding AG................      668,751
    43,599     Westfield Trust (Units).................      100,877
                                                         -----------
               TOTAL HOLDING AND OTHER INVESTMENT
                 OFFICES                                   1,813,172
                                                         -----------
 HOTELS AND OTHER LODGING PLACES--0.03%
     3,766     Hilton Group plc........................       11,435
                                                         -----------
               TOTAL HOTELS AND OTHER LODGING PLACES          11,435
                                                         -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--2.42%
    48,868     Aggreko plc.............................       99,187
       182     Athens Water Supply & Sewage Co S.A.....          890
    51,715     FKI plc.................................       68,057
       144     *Logitech International S.A. (Regd).....        5,400
    46,000     Mitsubishi Heavy Industries Ltd.........      119,142
    23,226     Sandvik AB..............................      607,855
       700     Sato Corp...............................       12,097
                                                         -----------
               TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT      912,628
                                                         -----------
 INSTRUMENTS AND RELATED PRODUCTS--4.48%
    11,000     Canon, Inc..............................      504,768
     1,000     Fuji Photo Film Co Ltd..................       28,899
   222,190     *Invensys plc...........................       75,163
     1,900     Keyence Corp............................      348,116
       354     Luxottica Group S.p.A...................        4,833


   SHARES                                                   VALUE
   ------                                                   -----
       993     Synthes-Stratec, Inc....................  $   713,292
       800     Tokyo Seimitsu Co Ltd...................       18,055
                                                         -----------
               TOTAL INSTRUMENTS AND RELATED PRODUCTS      1,693,126
                                                         -----------
 INSURANCE CARRIERS--1.45%
     3,701     Aviva plc...............................       25,696
       700     Fuji Fire & Marine Insurance Co Ltd.....        1,248
     3,974     Insurance Australia Group Ltd...........        9,062
    14,440     Legal & General Group plc...............       20,016
     3,342     Prudential plc..........................       20,239
     2,045     Skandia Forsakrings AB..................        5,441
     3,912     Zurich Financial Services AG............      466,419
                                                         -----------
               TOTAL INSURANCE CARRIERS                      548,121
                                                         -----------
 LEATHER AND LEATHER PRODUCTS--0.25%
    37,000     Yue Yuen Industrial Holdings............       94,657
                                                         -----------
               TOTAL LEATHER AND LEATHER PRODUCTS             94,657
                                                         -----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.13%
         5     East Japan Railway Co...................       22,236
    24,000     MTR Corp................................       27,545
                                                         -----------
               TOTAL LOCAL AND INTERURBAN PASSENGER
                 TRANSIT                                      49,781
                                                         -----------
 METAL MINING--0.58%
    40,285     Alumina Ltd.............................      109,960
    46,902     *WMC Resources Ltd......................      110,406
                                                         -----------
               TOTAL METAL MINING                            220,366
                                                         -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.02%
       200     Bandai Co Ltd...........................        7,629
                                                         -----------
               TOTAL MISCELLANEOUS MANUFACTURING
                 INDUSTRIES                                    7,629
                                                         -----------
 MISCELLANEOUS RETAIL--0.03%
       696     Next plc................................       11,789
                                                         -----------
               TOTAL MISCELLANEOUS RETAIL                     11,789
                                                         -----------
 NONDEPOSITORY INSTITUTIONS--0.48%
    12,250     HBOS plc................................      158,581
       722     Irish Life & Permanent plc..............        7,794
       150     SFCG Co Ltd.............................       13,879
                                                         -----------
               TOTAL NONDEPOSITORY INSTITUTIONS              180,254
                                                         -----------
 OIL AND GAS EXTRACTION--3.68%
       100     CNOOC Ltd...............................          147
     6,726     IHC Caland NV...........................      343,400
    55,283     Origin Energy Ltd.......................      150,156
    38,215     Shell Transport & Trading Co plc........      252,242
     4,262     Total S.A...............................      644,085
                                                         -----------
               TOTAL OIL AND GAS EXTRACTION                1,390,030
                                                         -----------
 PAPER AND ALLIED PRODUCTS--0.27%
        25     Nippon Unipac Holding...................       97,647
       700     OJI Paper Co Ltd........................        3,061
                                                         -----------
               TOTAL PAPER AND ALLIED PRODUCTS               100,708
                                                         -----------
 PETROLEUM AND COAL PRODUCTS--4.75%
    42,173     BHP Billiton Ltd........................      244,368
   118,950     BP plc..................................      824,889
    31,437     ENI S.p.A...............................      475,446
     5,355     Royal Dutch Petroleum Co................      248,559
                                                         -----------
               TOTAL PETROLEUM AND COAL PRODUCTS           1,793,262
                                                         -----------

 24  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

Statement of Investments (Unaudited) - INTERNATIONAL EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------


   SHARES                                                   VALUE
   ------                                                   -----
  PRIMARY METAL INDUSTRIES--0.32%
    88,000     Nippon Steel Corp.......................  $   120,924
         1     Pechiney S.A. ..........................           36
                                                         -----------
               TOTAL PRIMARY METAL INDUSTRIES                120,960
                                                         -----------
 PRINTING AND PUBLISHING--0.23%
     9,160     News Corp Ltd...........................       68,803
     2,051     Reed Elsevier plc.......................       17,066
                                                         -----------
               TOTAL PRINTING AND PUBLISHING                  85,869
                                                         -----------
 REAL ESTATE--0.71%
    87,512     CapitaLand Ltd..........................       61,621
       600     Cheung Kong Holdings Ltd................        3,609
       600     City Developments Ltd...................        1,513
     5,349     Commonwealth Property Office Fund.......        4,305
    42,813     General Property Trust..................       83,841
       155     Hang Lung Properties Ltd................          140
       100     Henderson Land Development Co Ltd.......          287
       900     Mitsui Fudosan Co Ltd...................        5,749
    21,100     Sun Hung Kai Properties Ltd.............      106,607
                                                         -----------
               TOTAL REAL ESTATE                             267,672
                                                         -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.51%
    14,000     Bridgestone Corp........................      190,048
       470     *Ryanair Holdings plc...................        3,384
                                                         -----------
               TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                 PRODUCTS                                    193,432
                                                         -----------
 SECURITY AND COMMODITY BROKERS--2.82%
     1,513     Amvescap plc............................       10,436
    20,000     Daiwa Securities Group, Inc.............      114,928
       229     Hong Kong Exchanges & Clearing Ltd......          329
    37,909     Man Group plc...........................      748,164
    73,000     Marubeni Corp...........................       94,841
     8,000     Nikko Cordial Corp......................       32,113
     5,000     Nomura Holdings, Inc....................       63,460
                                                         -----------
               TOTAL SECURITY AND COMMODITY BROKERS        1,064,271
                                                         -----------
 SPECIAL TRADE CONTRACTORS--0.20%
    23,000     Kinden Corp.............................       77,193
                                                         -----------
               TOTAL SPECIAL TRADE CONTRACTORS                77,193
                                                         -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.00%
        41     *Heidelberger Zement AG. (Germany)......          905
       275     *Lafarge S.A. ..........................          742
                                                         -----------
               TOTAL STONE, CLAY, AND GLASS PRODUCTS           1,647
                                                         -----------


   SHARES                                                   VALUE
   ------                                                   -----
 TEXTILE MILL PRODUCTS--0.22%
    47,000     Toyobo Co Ltd...........................  $    81,807
                                                         -----------
               TOTAL TEXTILE MILL PRODUCTS                    81,807
                                                         -----------
 TRANSPORTATION BY AIR--0.00%
       121     KLM (Royal Dutch Airlines) NV...........        1,021
                                                         -----------
               TOTAL TRANSPORTATION BY AIR                     1,021
                                                         -----------
 TRANSPORTATION EQUIPMENT--3.66%
    21,672     BAE Systems plc.........................       50,961
     2,381     DaimlerChrysler AG. (Regd)..............       83,120
     9,900     Honda Motor Co Ltd......................      375,141
     7,000     Nissan Motor Co Ltd.....................       66,925
    12,045     Patrick Corp Ltd........................      101,379
    20,800     Toyota Industries Corp..................      338,482
    14,100     Toyota Motor Corp.......................      365,197
                                                         -----------
               TOTAL TRANSPORTATION EQUIPMENT              1,381,205
                                                         -----------
 TRANSPORTATION SERVICES--0.26%
    20,636     Toll Holdings Ltd.......................       97,984
                                                         -----------
               TOTAL TRANSPORTATION SERVICES                  97,984
                                                         -----------
 WHOLESALE TRADE-DURABLE GOODS--0.54%
       334     *Centerpulse AG. (Regd).................       89,877
    23,319     SSL International plc...................      113,131
                                                         -----------
               TOTAL WHOLESALE TRADE-DURABLE GOODS.....      203,008
                                                         -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.44%
     6,780     Altana AG...............................      427,752
    10,169     British American Tobacco plc............      115,365
                                                         -----------
               TOTAL WHOLESALE TRADE-NONDURABLE GOODS        543,117
                                                         -----------
               TOTAL COMMON STOCK (Cost $39,193,782)      37,385,643
                                                         -----------
               TOTAL PORTFOLIO--99.20% (Cost
                 $39,271,068)                             37,466,105
               OTHER ASSETS & LIABILITIES, NET--0.80%        303,497
                                                         -----------
               NET ASSETS--100.00%                       $37,769,602
                                                         ===========

------------
* Non-income producing

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   25

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

                         Summary by Industry
                                                   VALUE         %
---------------------------------------------------------------------
COMMON STOCK:
Agricultural Production-Crops.................  $      6,594     0.01%
Amusement and Recreation Services.............       129,222     0.12
Apparel and Accessory Stores..................       568,372     0.51
Apparel and Other Textile Products............       151,135     0.14
Auto Repair, Services and Parking.............        27,137     0.02
Automotive Dealers and Service Stations.......       181,923     0.16
Building Materials and Garden Supplies........     1,185,617     1.06
Business Services.............................     8,070,927     7.25
Chemicals and Allied Products.................    13,567,985    12.18
Coal Mining...................................        30,686     0.03
Communications................................     6,043,473     5.43
Depository Institutions.......................    11,436,727    10.27
Eating and Drinking Places....................       730,734     0.66
Educational Services..........................       217,006     0.19
Electric, Gas, and Sanitary Services..........     3,857,282     3.46
Electronic and Other Electric Equipment.......     7,907,686     7.10
Engineering and Management Services...........       828,457     0.74
Environmental Quality and Housing.............            41     0.00
Fabricated Metal Products.....................       626,088     0.56
Food and Kindred Products.....................     3,813,630     3.42
Food Stores...................................       467,627     0.42
Forestry......................................       120,204     0.11
Furniture and Fixtures........................       347,769     0.31
Furniture and Homefurnishings Stores..........       408,863     0.37
General Building Contractors..................       339,608     0.31
General Merchandise Stores....................     2,742,622     2.46
Health Services...............................       758,467     0.68
Heavy Construction, Except Building...........         9,207     0.01
Holding and Other Investment Offices..........     2,359,682     2.12
Hotels and Other Lodging Places...............       286,682     0.26
Industrial Machinery and Equipment............     7,256,411     6.52
Instruments and Related Products..............     2,998,614     2.69
Insurance Agents, Brokers and Service.........       414,494     0.37
Insurance Carriers............................     4,892,828     4.39
Justice, Public Order and Safety..............         1,371     0.00
Leather and Leather Products..................        77,453     0.07
Legal Services................................         4,047     0.00
Lumber and Wood Products......................        79,328     0.07
Metal Mining..................................       199,055     0.18
Miscellaneous Manufacturing Industries........       166,399     0.15
Miscellaneous Retail..........................     1,178,060     1.06
Motion Pictures...............................       780,582     0.70
Nondepository Institutions....................     2,376,724     2.13
Nonmetallic Minerals, Except Fuels............        38,670     0.03
Oil and Gas Extraction........................     1,503,426     1.35
Paper and Allied Products.....................       726,926     0.65
Personal Services.............................       189,385     0.17
Petroleum and Coal Products...................     3,964,295     3.56
Primary Metal Industries......................       444,656     0.40
Printing and Publishing.......................       886,953     0.80
Railroad Transportation.......................       430,097     0.39
Real Estate...................................        62,144     0.06
Rubber and Miscellaneous Plastics Products....       219,894     0.20
Security and Commodity Brokers................     2,050,652     1.84
Social Services...............................         4,195     0.00
Special Trade Contractors.....................        36,379     0.03
Stone, Clay, and Glass Products...............       169,447     0.15
Textile Mill Products.........................        33,849     0.03
Tobacco Products..............................     1,080,846     0.97
Transportation By Air.........................       466,329     0.42
Transportation Equipment......................     2,490,119     2.24
Transportation Services.......................       138,969     0.12


                                                   VALUE         %
---------------------------------------------------------------------
Trucking and Warehousing......................  $    430,826     0.39%
Water Transportation..........................        27,150     0.02
Wholesale Trade-Durable Goods.................     1,965,739     1.77
Wholesale Trade-Nondurable Goods..............       912,714     0.82
                                                ------------   ------
TOTAL COMMON STOCK (Cost $128,860,537)........   105,920,479    95.10
TOTAL TIAA-CREF MUTUAL FUND (Cost
  $4,559,704).................................     4,992,448     4.48
                                                ------------   ------
TOTAL PORTFOLIO (Cost $133,420,241)...........   110,912,927    99.58
OTHER ASSETS & LIABILITIES, NET...............       476,600     0.42
                                                ------------   ------
NET ASSETS....................................  $111,389,527   100.00%
                                                ============   ======

                       ---------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
  COMMON STOCK--95.10%
 AGRICULTURAL PRODUCTION-CROPS--0.01%
       300     Delta & Pine Land Co...................  $      6,594
                                                        ------------
               TOTAL AGRICULTURAL PRODUCTION-CROPS             6,594
                                                        ------------
 AMUSEMENT AND RECREATION SERVICES--0.12%
       704     *Alliance Gaming Corp..................        13,313
       240     *Argosy Gaming Co......................         5,018
       300     *Aztar Corp............................         4,833
       300     *Bally Total Fitness Holding Corp......         2,709
       134     Churchill Downs, Inc...................         5,134
        70     Dover Downs Gaming & Entertainment,
                 Inc..................................           648
       100     Dover Motorsport, Inc..................           410
       200     *Gaylord Entertainment Co..............         3,914
     1,149     *Harrah's Entertainment, Inc...........        46,236
       254     International Speedway Corp (Class
                 A)...................................        10,036
       162     *Isle Of Capri Casinos, Inc............         2,678
       500     *Magna Entertainment Corp (Class A)....         2,500
       194     *MTR Gaming Group, Inc.................         1,498
        94     *Multimedia Games, Inc.................         2,397
       324     *Penn National Gaming, Inc.............         6,658
       800     *Six Flags, Inc........................         5,424
       100     Speedway Motorsports, Inc..............         2,680
       356     *Station Casinos, Inc..................         8,989
       200     *WMS Industries, Inc...................         3,118
       100     World Wrestling Federation
                 Entertainment, Inc...................         1,029
                                                        ------------
               TOTAL AMUSEMENT AND RECREATION SERVICES       129,222
                                                        ------------
 APPAREL AND ACCESSORY STORES--0.51%
       884     *Abercrombie & Fitch Co (Class A)......        25,114
       114     *Aeropostale, Inc......................         2,449
       568     *American Eagle Outfitters, Inc........        10,292
       460     *AnnTaylor Stores Corp.................        13,317
       100     *Bebe Stores, Inc......................         1,913
        65     *Buckle, Inc...........................         1,250
       200     Burlington Coat Factory Warehouse
                 Corp.................................         3,580
       318     *Casual Male Retail Group, Inc.........         1,650
       100     Cato Corp (Class A)....................         2,108
        70     *Charlotte Russe Holding, Inc..........           722
     1,100     *Charming Shoppes, Inc.................         5,467
       768     *Chico's FAS, Inc......................        16,166
       100     *Children's Place Retail Stores, Inc...         1,986
       260     *Christopher & Banks Corp..............         9,617
       489     Claire's Stores, Inc...................        12,401
        46     Deb Shops, Inc.........................           865
       300     *Dress Barn, Inc.......................         3,801
       300     *Finish Line, Inc (Class A)............         6,663
     1,491     Foot Locker, Inc.......................        19,756
       200     *Footstar, Inc.........................         2,600
     6,698     Gap, Inc...............................       125,654

 26  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 APPAREL AND ACCESSORY STORES--(CONTINUED)
       200     *Genesco, Inc..........................  $      3,540
       145     Goody's Family Clothing, Inc...........         1,254
       277     *Gymboree Corp.........................         4,648
       300     *Hot Topic, Inc........................         8,073
        47     *JOS A. Bank Clothiers, Inc............         1,571
     4,705     Limited Brands, Inc....................        72,928
        43     *Mothers Work, Inc.....................         1,151
       990     Nordstrom, Inc.........................        19,325
       100     Oshkosh B'gosh, Inc (Class A)..........         2,700
       417     *Pacific Sunwear Of California, Inc....        10,046
       600     *Payless Shoesource, Inc...............         7,500
       827     Ross Stores, Inc.......................        35,346
        66     *Shoe Carnival, Inc....................           974
       183     *Stage Stores, Inc.....................         4,301
       232     Talbots, Inc...........................         6,832
     5,668     TJX Cos, Inc...........................       106,785
       359     *Too, Inc..............................         7,270
       100     *Urban Outfitters, Inc.................         3,590
       229     *Wet Seal, Inc (Class A)...............         2,446
       100     *Wilsons The Leather Experts, Inc......           721
                                                        ------------
               TOTAL APPAREL AND ACCESSORY STORES            568,372
                                                        ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.14%
       182     *Collins & Aikman Corp.................           537
       100     *Columbia Sportswear Co................         5,141
       100     *Guess?, Inc...........................           600
     1,170     *Jones Apparel Group, Inc..............        34,234
       300     Kellwood Co............................         9,489
     1,010     Liz Claiborne, Inc.....................        35,603
       269     *Nautica Enterprises, Inc..............         3,451
       100     Oxford Industries, Inc.................         4,152
       262     Phillips-Van Heusen Corp...............         3,571
       392     Polo Ralph Lauren Corp.................        10,110
       571     *Quiksilver, Inc.......................         9,416
       881     VF Corp................................        29,928
       364     *Warnaco Group, Inc....................         4,896
       300     b*Westpoint Stevens, Inc...............             7
                                                        ------------
               TOTAL APPAREL AND OTHER TEXTILE
                 PRODUCTS                                    151,135
                                                        ------------
 AUTO REPAIR, SERVICES AND PARKING--0.02%
       100     b*Amerco, Inc..........................           712
       300     Central Parking Corp...................         3,708
       241     *Dollar Thrifty Automotive Group,
                 Inc..................................         4,471
        51     *Midas, Inc............................           618
        49     *Monro Muffler Brake, Inc..............         1,385
       634     Ryder System, Inc......................        16,243
                                                        ------------
               TOTAL AUTO REPAIR, SERVICES AND PARKING        27,137
                                                        ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.16%
       184     *Advance Auto Parts....................        11,206
        43     *America's Car Mart, Inc...............           786
       200     *Asbury Automotive Group, Inc..........         2,696
     1,839     *Autonation, Inc.......................        28,909
       766     *Autozone, Inc.........................        58,193
     1,009     *Carmax, Inc...........................        30,421
       617     *Copart, Inc...........................         5,831
       350     *CSK Auto Corp.........................         5,058
       300     *Group 1 Automotive, Inc...............         9,723
       100     *Lithia Motors, Inc (Class A)..........         1,617
       200     *MarineMax, Inc........................         2,800
       400     *O'Reilly Automotive, Inc..............        13,356
       287     *Sonic Automotive, Inc.................         6,288

   SHARES                                                  VALUE
   ------                                                  -----
       155     *United Auto Group, Inc................  $      3,376
        95     *West Marine, Inc......................         1,663
                                                        ------------
               TOTAL AUTOMOTIVE DEALERS AND SERVICE
                 STATIONS                                    181,923
                                                        ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.06%
       100     Building Materials Holding Corp........         1,481
       166     *Central Garden & Pet Co...............         3,959
       700     Fastenal Co............................        23,758
    24,145     Home Depot, Inc........................       799,682
     1,200     *Louisiana-Pacific Corp................        13,008
     8,003     Lowe's Cos.............................       343,729
                                                        ------------
               TOTAL BUILDING MATERIALS AND GARDEN
                 SUPPLIES                                  1,185,617
                                                        ------------
 BUSINESS SERVICES--7.25%
     3,800     *3Com Corp.............................        17,784
       100     Aaron Rents, Inc.......................         2,580
       347     ABM Industries, Inc....................         5,344
       369     *ActivCard Corp........................         3,469
       892     *Activision, Inc.......................        11,525
       734     *Acxiom Corp...........................        11,076
       200     *Administaff, Inc......................         2,060
     2,500     Adobe Systems, Inc.....................        80,175
       300     *Advent Software, Inc..................         5,073
       174     *Advo, Inc.............................         7,726
       383     *Aether Systems, Inc...................         1,877
     1,076     *Affiliated Computer Services, Inc
                 (Class A)............................        49,205
       455     *Agile Software Corp...................         4,391
     1,400     *Akamai Technologies, Inc..............         6,804
       334     *Alliance Data Systems Corp............         7,816
        90     *Altiris, Inc..........................         1,805
       371     *American Management Systems, Inc......         5,298
       190     *AMN Healthcare Services, Inc..........         2,413
        68     *Ansoft Corp...........................           722
       107     *Ansys, Inc............................         3,328
       137     *Anteon International Corp.............         3,824
    45,406     *AOL Time Warner, Inc..................       730,583
       200     *APAC Customer Services, Inc...........           510
       800     *Aquantive, Inc........................         8,400
       380     *Arbitron, Inc.........................        13,566
     4,227     *Ariba, Inc............................        12,554
       200     *Armor Holdings, Inc...................         2,680
       662     *Ascential Software Corp...............        10,883
       313     *Asiainfo Holdings, Inc................         2,567
       364     *Ask Jeeves, Inc.......................         5,005
       400     *Aspect Communications Corp............         1,548
       300     *Aspen Technology, Inc.................         1,440
       274     *At Road, Inc..........................         2,992
       140     *Atari, Inc............................           623
       294     *Autobytel, Inc........................         1,835
     1,300     Autodesk, Inc..........................        21,008
     6,420     Automatic Data Processing, Inc.........       217,381
       148     *Barra, Inc............................         5,284
     3,815     *BEA Systems, Inc......................        41,431
     1,100     *Bisys Group, Inc......................        20,207
     2,654     *BMC Software, Inc.....................        43,340
       600     *Borland Software Corp.................         5,862
       170     Brady Corp (Class A)...................         5,670
       496     Brink's Co.............................         7,227
       270     *Broadvision, Inc......................         1,536
     2,295     *Brocade Communications Systems, Inc...        13,518
       250     *CACI International, Inc (Class A).....         8,575
     2,766     *Cadence Design Systems, Inc...........        33,358
       304     *Catalina Marketing Corp...............         5,366
       113     *CCC Information Services Group, Inc...         1,639

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   27

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 BUSINESS SERVICES--(CONTINUED)
       100     *CDI Corp..............................  $      2,596
    10,960     *Cendant Corp..........................       200,787
     1,559     *Ceridian Corp.........................        26,456
       322     *Cerner Corp...........................         7,390
       678     *Certegy, Inc..........................        18,815
       573     *Checkfree Corp........................        15,952
       837     *ChoicePoint, Inc......................        28,893
       532     *Ciber, Inc............................         3,735
     1,754     *Citrix Systems, Inc...................        35,711
     3,885     *CMGI, Inc.............................         6,488
       965     *CNET Networks, Inc....................         6,012
       783     *Cognizant Technology Solutions Corp...        19,074
     4,989     Computer Associates International,
                 Inc..................................       111,155
       288     *Computer Horizons Corp................         1,308
        65     Computer Programs & Systems, Inc.......         1,301
     1,792     *Computer Sciences Corp................        68,311
     3,600     *Compuware Corp........................        20,772
       146     *Concord Communications, Inc...........         2,005
       241     *Concur Technologies, Inc..............         2,427
     1,645     *Convergys Corp........................        26,320
       140     *CoStar Group, Inc.....................         4,180
       485     *CSG Systems International, Inc........         6,853
       107     *Cyberguard Corp.......................           760
       789     *D&B Corp..............................        32,428
       100     *Datastream Systems, Inc...............         1,059
       600     Deluxe Corp............................        26,880
       500     *Dendrite International, Inc...........         6,440
       100     *Digimarc Corp.........................         1,570
       500     *Digital Insight Corp..................         9,525
       246     *Digital River, Inc....................         4,748
       370     *Digitalthink, Inc.....................         1,166
       400     *Documentum, Inc.......................         7,868
     1,000     *DoubleClick, Inc......................         9,250
       945     *DST Systems, Inc......................        35,910
     1,050     *E.piphany, Inc........................         5,366
     1,705     *Earthlink, Inc........................        13,452
       298     *Echelon Corp..........................         4,103
       318     *Eclipsys Corp.........................         3,320
       122     *eCollege.com, Inc.....................         1,401
       375     *eFunds Corp...........................         4,324
       100     *Electro Rent Corp.....................         1,078
     1,241     *Electronic Arts, Inc..................        91,822
     4,950     Electronic Data Systems Corp...........       106,178
       100     *Embarcadero Technologies, Inc.........           700
     1,737     *Enterasys Networks, Inc...............         5,263
       400     *Entrust, Inc..........................         1,176
       398     *Epicor Software Corp..................         2,384
        90     *EPIQ Systems, Inc.....................         1,545
     1,500     Equifax, Inc...........................        39,000
       248     *eSpeed, Inc (Class A).................         4,900
        24     *Expedia, Inc Wts 02/04/09.............         1,309
     1,016     *Extreme Networks, Inc.................         5,385
       300     *F5 Networks, Inc......................         5,055
       200     Factset Research Systems, Inc..........         8,810
       555     Fair Isaac Corp........................        28,555
       119     *Fidelity National Information
                 Solutions, Inc.......................         3,104
       300     *Filenet Corp..........................         5,412
       117     *FindWhat.com..........................         2,201
     7,873     First Data Corp........................       326,257
     2,048     *Fiserv, Inc...........................        72,929
       360     *Freemarkets, Inc......................         2,506
       220     *Gerber Scientific, Inc................         1,465

   SHARES                                                  VALUE
   ------                                                  -----
       274     *Getty Images, Inc.....................  $     11,316
       144     Gevity HR, Inc.........................         1,702
         5     Grey Global Group, Inc.................         3,863
        95     *Group 1 Software, Inc.................         1,741
       100     *GSI Commerce, Inc.....................           668
       627     GTECH Holdings Corp....................        23,607
       340     *Harris Interactive, Inc...............         2,241
        85     *Healthcare Services Group.............         1,221
       200     *Heidrick & Struggles International,
                 Inc..................................         2,524
       600     Henry (Jack) & Associates, Inc.........        10,674
       600     *Homestore, Inc........................         1,062
        63     *Hudson Highland Group, Inc............         1,198
       400     *Hyperion Solutions Corp...............        13,504
     2,523     *i2 Technologies, Inc..................         2,548
       128     *iDine Rewards Network, Inc............         1,759
       200     *IDX Systems Corp......................         3,104
       213     *iGate Corp............................           739
       300     Imation Corp...........................        11,346
     2,796     IMS Health, Inc........................        50,300
       674     *Informatica Corp......................         4,657
       267     *Infospace, Inc........................         3,623
       311     *infoUSA, Inc..........................         2,519
       100     *Integral Systems, Inc.................         1,988
       516     *Intelidata Technologies Corp..........         1,579
       275     *Interactive Data Corp.................         4,648
       460     *Intergraph Corp.......................         9,890
     1,121     *Interland, Inc........................         1,099
       452     *Internet Security Systems, Inc........         6,549
        52     Interpool, Inc.........................           854
     4,277     *Interpublic Group Of Cos, Inc.........        57,226
       805     *Interwoven, Inc.......................         1,787
       152     *Intrado, Inc..........................         2,400
     2,010     *Intuit, Inc...........................        89,505
       769     *Iron Mountain, Inc....................        28,522
     1,215     *J.D. Edwards & Co.....................        17,411
       245     *JDA Software Group, Inc...............         2,742
     3,856     *Juniper Networks, Inc.................        47,699
       243     *Kana Software, Inc....................           736
       500     *Keane, Inc............................         6,815
       300     Kelly Services, Inc (Class A)..........         7,035
       200     *Keynote Systems, Inc..................         2,096
       264     *KFX ,Inc..............................         1,024
       300     *Korn/Ferry International..............         2,430
       556     *Kroll, Inc............................        15,045
       299     *Kronos, Inc...........................        15,192
       350     *Labor Ready, Inc......................         2,510
       821     *Lamar Advertising Co..................        28,907
       868     *Legato Systems, Inc...................         7,283
       100     *LendingTree, Inc......................         2,448
       882     *Liberate Technologies.................         2,628
       238     *Lionbridge Technologies...............         1,211
       628     *Looksmart Ltd.........................         1,777
       720     *Macromedia, Inc.......................        15,149
       400     *Macrovision Corp......................         7,968
       170     *Magma Design Automation, Inc..........         2,916
       311     *Manhattan Associates, Inc.............         8,077
       800     Manpower, Inc..........................        29,672
       139     *Mantech International Corp (Class
                 A)...................................         2,666
       500     *Manugistics Group, Inc................         2,055
       680     *Matrixone, Inc........................         3,903
        85     McGrath RentCorp.......................         2,273
        71     *Medical Staffing Network Holdings,
                 Inc..................................           497
       136     *MedQuist, Inc.........................         2,753

 28  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 BUSINESS SERVICES--(CONTINUED)
       100     *Memberworks, Inc......................  $      1,975
       600     *Mentor Graphics Corp..................         8,688
       883     *Mercury Interactive Corp..............        34,093
       700     *Micromuse, Inc........................         5,593
    94,141     Microsoft Corp.........................     2,410,951
       100     *MicroStrategy, Inc....................         3,643
       300     *Midway Games, Inc.....................         1,089
       852     *Monster Worldwide, Inc................        16,810
       800     *MPS Group, Inc........................         5,504
       300     *MRO Software, Inc.....................         2,589
       306     *MSC.Software Corp.....................         2,062
       142     *Nassda Corp...........................         1,096
       300     *National Instruments Corp.............        11,334
       200     *National Processing, Inc..............         3,216
       172     *NCO Group, Inc........................         3,081
       797     *NCR Corp..............................        20,419
       300     NDCHealth Corp.........................         5,505
        82     *Neoforma, Inc.........................           895
       146     *Neoware Systems, Inc..................         2,240
       247     *Netegrity, Inc........................         1,442
       398     *NETIQ Corp............................         6,153
       100     *Netratings, Inc.......................           914
       100     *Netscout Systems, Inc.................           537
       371     *NetScreen Technologies, Inc...........         8,366
     1,486     *Network Associates, Inc...............        18,842
       238     *Network Equipment Technologies, Inc...         2,004
       310     *NIC, Inc..............................           905
     3,967     *Novell, Inc...........................        12,218
       158     *Nuance Communications, Inc............           853
       200     *NYFIX, Inc............................         1,270
     2,021     Omnicom Group, Inc.....................       144,906
     1,540     *Openwave Systems, Inc.................         3,003
       100     *Opnet Technologies, Inc...............         1,219
       503     *Opsware, Inc..........................         2,022
    40,785     *Oracle Corp...........................       490,236
       621     *Overture Services, Inc................        11,259
       200     *Packeteer, Inc........................         3,114
     2,279     *Parametric Technology Corp............         6,951
       207     *PC-Tel, Inc...........................         2,455
       300     *PDF Solutions, Inc....................         3,465
        76     *PDI, Inc..............................           772
        62     *PEC Solutions, Inc....................           998
       261     *Pegasus Solutions, Inc................         4,241
     2,975     *Peoplesoft, Inc.......................        52,330
       600     *Perot Systems Corp (Class A)..........         6,816
       163     *Pixar, Inc............................         9,917
     1,311     *Portal Software, Inc..................         2,622
       200     *ProcureNet, Inc.......................            30
       300     *Progress Software Corp................         6,219
       390     *Pumatech, Inc.........................         1,326
       108     *QAD, Inc..............................           801
       249     *Quadramed Corp........................           423
        35     *Quality Systems, Inc..................           967
       295     *Quest Software, Inc...................         3,511
       276     *R.H. Donnelley Corp...................        10,066
       300     *Radiant Systems, Inc..................         2,022
       187     *Radisys Corp..........................         2,468
       397     *Raindance Communications, Inc.........           989
       732     *RealNetworks, Inc.....................         4,963
     1,031     *Red Hat, Inc..........................         7,805
     1,134     *Redback Networks, Inc.................         1,021
       344     *Register.com, Inc.....................         2,016
       100     *Renaissance Learning, Inc.............         2,190

   SHARES                                                  VALUE
   ------                                                  -----
       354     *Rent-A-Center, Inc....................  $     26,837
       200     *Rent-Way, Inc.........................           930
       567     *Retek, Inc............................         3,629
       633     Reynolds & Reynolds Co (Class A).......        18,078
     1,613     *Robert Half International, Inc........        30,550
       150     Rollins, Inc...........................         2,828
       200     *Roxio, Inc............................         1,338
       850     *RSA Security, Inc.....................         9,138
       900     *S1 Corp...............................         3,636
        90     *SafeNet, Inc..........................         2,518
       273     *SAFLINK Corp..........................         1,775
       100     *Sanchez Computer Associates, Inc......           520
       700     *Sapient Corp..........................         1,939
       478     *Scansoft, Inc.........................         2,596
       336     *Secure Computing Corp.................         2,933
       175     *Seebeyond Technology Corp.............           404
       446     *Serena Software, Inc..................         9,312
     4,575     *Siebel Systems, Inc...................        43,646
       128     *SM&A..................................         1,454
       178     *Sohu.com, Inc.........................         6,080
       700     b*SONICblue, Inc.......................             4
       542     *SonicWALL, Inc........................         2,602
       375     *Sotheby's Holdings, Inc (Class A).....         2,790
       122     *Source Interlink Cos, Inc.............           926
       180     *SpeechWorks International, Inc........           846
       624     *Spherion Corp.........................         4,337
       100     *SPSS, Inc.............................         1,674
        89     *SRA International, Inc (Class A)......         2,848
        72     *SS&C Technologies, Inc................         1,148
       100     *Startek, Inc..........................         2,630
       185     *Stellent, Inc.........................           999
     1,046     *StorageNetworks, Inc..................         1,454
        49     *Stratasys, Inc........................         1,723
    34,450     *Sun Microsystems, Inc.................       158,470
     2,900     *SunGard Data Systems, Inc.............        75,139
       261     *SupportSoft, Inc......................         1,694
       854     *Sybase, Inc...........................        11,879
       200     *Sykes Enterprises, Inc................           978
     1,500     *Symantec Corp.........................        65,790
       791     *Synopsys, Inc.........................        48,923
       100     *Synplicity, Inc.......................           523
       300     *Systems & Computer Technology Corp....         2,700
       557     *Take-Two Interactive Software, Inc....        15,785
       143     Talx Corp..............................         3,230
       300     *TeleTech Holdings, Inc................         1,269
       525     *THQ, Inc..............................         9,450
     1,067     *TIBCO Software, Inc...................         5,431
       132     *Tier Technologies, Inc (Class B)......         1,023
       600     *Titan Corp............................         6,174
       300     Total System Services, Inc.............         6,690
       183     *TradeStation Group, Inc...............         1,878
       300     *Transaction Systems Architects, Inc
                 (Class A)............................         2,688
       200     *Trizetto Group, Inc...................         1,208
       296     *Tyler Technologies, Inc...............         1,258
     3,057     *Unisys Corp...........................        37,540
       300     *United Online, Inc....................         7,602
       484     *United Rentals, Inc...................         6,723
       150     *Universal Compression Holdings, Inc...         3,129
       631     *Valueclick, Inc.......................         3,805
       236     *Vastera, Inc..........................         1,409
       111     *Veridian Corp.........................         3,873
        65     *Verint Systems, Inc...................         1,652
     2,338     *VeriSign, Inc.........................        32,335
     4,265     *Veritas Software Corp.................       122,278

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   29

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 BUSINESS SERVICES--(CONTINUED)
       236     *Verity, Inc...........................  $      2,988
       853     Viad Corp..............................        19,099
     2,103     *Vignette Corp.........................         4,374
       328     *VitalWorks, Inc.......................         1,296
       150     *Vitria Technology, Inc................           860
       100     *Volt Information Sciences, Inc........         1,365
       200     *WatchGuard Technologies, Inc..........           920
       227     *WebEx Communications, Inc.............         3,167
     2,998     *WebMD Corp............................        32,468
       481     *webMethods, Inc.......................         3,911
       390     *Websense, Inc.........................         6,107
       935     *Westwood One, Inc.....................        31,725
       592     *Wind River Systems, Inc...............         2,256
     5,110     *Yahoo!, Inc...........................       167,404
                                                        ------------
               TOTAL BUSINESS SERVICES                     8,070,927
                                                        ------------
 CHEMICALS AND ALLIED PRODUCTS--12.18%
    16,431     Abbott Laboratories....................       719,021
       745     *Abgenix, Inc..........................         7,815
       139     *Able Laboratories, Inc................         2,752
        93     Aceto Corp.............................         1,730
       309     *Adolor Corp...........................         3,791
     2,391     Air Products & Chemicals, Inc..........        99,466
       276     *Albany Molecular Research, Inc........         4,168
       237     Albemarle Corp.........................         6,629
       425     Alberto-Culver Co (Class B)............        21,718
       200     *Alexion Pharmaceuticals, Inc..........         3,410
       502     *Alkermes, Inc.........................         5,397
     1,435     Allergan, Inc..........................       110,639
       334     Alpharma, Inc (Class A)................         7,214
       355     *Alteon, Inc...........................         1,722
        82     *American Pharmaceutical Partners,
                 Inc..................................         2,780
    13,508     *Amgen, Inc............................       904,766
       800     *Amylin Pharmaceuticals, Inc...........        17,512
       570     *Andrx Corp............................        11,343
       226     *Aphton Corp...........................         1,862
       200     Arch Chemicals, Inc....................         3,820
       111     *Arena Pharmaceuticals, Inc............           737
       383     *Atherogenics, Inc.....................         5,718
       188     *Atrix Laboratories, Inc...............         4,134
       637     *Avant Immunotherapeutics, Inc.........         1,898
     1,077     Avery Dennison Corp....................        54,065
       218     *AVI BioPharma, Inc....................         1,336
     2,464     Avon Products, Inc.....................       153,261
       532     *Barr Laboratories, Inc................        34,846
       111     *Benthley Pharmaceuticals, Inc.........         1,460
     1,666     *Biogen, Inc...........................        63,308
       667     *BioMarin Pharmaceutical, Inc..........         6,510
       321     *Biopure Corp..........................         1,961
       100     *Biosite, Inc..........................         4,810
       100     *Bone Care International, Inc..........         1,390
        85     *Bradley Pharmaceuticals, Inc..........         1,403
    20,404     Bristol-Myers Squibb Co................       553,969
       104     Bruker Biosciences Corp................           554
       600     Cabot Corp.............................        17,220
       300     Calgon Carbon Corp.....................         1,725
       206     Cambrex Corp...........................         4,742
       300     *Cell Genesys, Inc.....................         2,592
       300     *Cell Therapeutics, Inc................         2,919
       430     *Cephalon, Inc.........................        17,699
       486     *Charles River Laboratories
                 International, Inc...................        15,639
       149     *Chattem, Inc..........................         2,801
       957     *Chiron Corp...........................        41,840

   SHARES                                                  VALUE
   ------                                                  -----
       331     Church & Dwight Co, Inc................  $     10,834
       151     *Cima Labs, Inc........................         4,060
     1,585     Clorox Co..............................        67,600
     5,664     Colgate-Palmolive Co...................       328,229
        81     *Collagenex Pharmaceuticals, Inc.......         1,102
       317     *Columbia Laboratories, Inc............         3,566
       300     *Connetics Corp........................         4,491
       400     *Corixa Corp...........................         3,092
     1,000     Crompton Corp..........................         7,050
       311     *Cubist Pharmaceuticals, Inc...........         3,315
       400     *Cytec Industries, Inc.................        13,520
       244     *Dade Behring Holdings, Inc............         5,658
        48     *DEL Laboratories, Inc.................         1,128
       200     Diagnostic Products Corp...............         8,210
     1,000     Dial Corp..............................        19,450
       131     *Digene Corp...........................         3,567
       297     *Discovery Laboratories, Inc...........         1,889
       110     *Dov Pharmaceutical, Inc...............         1,265
     9,637     Dow Chemical Co........................       298,362
    10,484     Du Pont (E.I.) de Nemours & Co.........       436,554
       241     *Durect Corp...........................           581
       800     Eastman Chemical Co....................        25,336
     2,155     Ecolab, Inc............................        55,168
       170     *Elizabeth Arden, Inc..................         2,239
       300     *Encysive Pharmaceuticals, Inc.........         1,440
       400     *Enzon, Inc............................         5,008
        90     *Eon Labs, Inc.........................         3,164
       114     *EPIX Medical, Inc.....................         1,613
       310     *Esperion Therapeutics, Inc............         6,073
     1,063     Estee Lauder Cos (Class A).............        35,642
       154     *Ethyl Corp............................         1,532
       298     Ferro Corp.............................         6,714
       175     *First Horizon Pharmaceutical..........           691
       377     *FMC Corp..............................         8,532
     3,516     *Forest Laboratories, Inc..............       192,501
     2,159     *Genentech, Inc........................       155,707
       494     *Genta, Inc............................         6,580
     1,987     *Genzyme Corp (General Division).......        83,057
       300     Georgia Gulf Corp......................         5,940
       312     *Geron Corp............................         2,296
     2,026     *Gilead Sciences, Inc..................       112,605
    10,749     Gillette Co............................       342,463
       483     Great Lakes Chemical Corp..............         9,853
       243     *GTC Biotherapeutics, Inc..............           833
       158     *Guilford Pharmaceuticals, Inc.........           717
       300     H.B. Fuller Co.........................         6,606
        46     *Hi-Tech Pharmacal Co, Inc.............         1,858
        71     *Hollis-Eden Pharmaceuticals...........           897
     1,297     *Human Genome Sciences, Inc............        16,498
       700     ICN Pharmaceuticals, Inc...............        11,732
       631     *ICOS Corp.............................        23,189
     1,234     *IDEC Pharmaceuticals Corp.............        41,956
       300     *Idexx Laboratories, Inc...............        10,104
       344     *Ilex Oncology, Inc....................         6,677
     1,000     IMC Global, Inc........................         6,710
       512     *ImClone Systems, Inc..................        16,189
       134     *Immucor, Inc..........................         2,920
       300     *Immunogen, Inc........................         1,281
       439     *Immunomedics, Inc.....................         2,770
       289     *Impax Laboratories, Inc...............         3,465
       267     *Indevus Pharmaceuticals, Inc..........         1,666
       295     *Inspire Pharmaceuticals, Inc..........         3,186
       314     *InterMune, Inc........................         5,059
       766     International Flavors & Fragrances,
                 Inc..................................        24,458

 30  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
       107     *Inverness Medical Innovations, Inc....  $      2,065
       492     *Invitrogen Corp.......................        18,878
       400     *Isis Pharmaceuticals, Inc.............         2,120
     1,394     *IVAX Corp.............................        24,883
     2,481     *King Pharmaceuticals, Inc.............        36,620
       110     *Kos Pharmaceuticals, Inc..............         2,582
       240     *KV Pharmaceutical Co (Class A)........         6,672
       338     *La Jolla Pharmaceutical Co............         1,105
        62     *Lannett Co, Inc.......................         1,453
       699     *Ligand Pharmaceuticals, Inc (Class
                 B)...................................         9,499
    10,159     Lilly (Eli) & Co.......................       700,666
       200     MacDermid, Inc.........................         5,260
       338     *Martek Biosciences Corp...............        14,514
       776     *Medarex, Inc..........................         5,114
       247     *Medicines Co..........................         4,920
       300     Medicis Pharmaceutical Corp (Class
                 A)...................................        17,010
     2,615     *MedImmune, Inc........................        95,108
    23,604     Merck & Co, Inc........................     1,429,222
       103     Meridian Bioscience, Inc...............           966
       267     *MGI Pharma, Inc.......................         6,843
       600     Millennium Chemicals, Inc..............         5,706
     3,294     *Millennium Pharmaceuticals, Inc.......        51,815
       246     Minerals Technologies, Inc.............        11,970
     1,924     Mylan Laboratories, Inc................        66,897
       412     *Nabi Biopharmaceuticals...............         2,826
       100     Nature's Sunshine Products, Inc........           801
       377     *NBTY, Inc.............................         7,940
       981     *Nektar Therapeutics...................         9,055
       100     *Neose Technologies, Inc...............         1,001
       259     *Neurocrine Biosciences, Inc...........        12,934
       113     NL Industries, Inc.....................         1,921
       200     *Noven Pharmaceuticals, Inc............         2,048
       400     *NPS Pharmaceuticals, Inc..............         9,736
        90     Octel Corp.............................         1,251
       481     Olin Corp..............................         8,225
       298     *OM Group, Inc.........................         4,390
       300     *Omnova Solutions, Inc.................         1,212
       250     *Onyx Pharmaceuticals, Inc.............         3,083
       360     *OraSure Technologies, Inc.............         2,686
       400     *OSI Pharmaceuticals, Inc..............        12,884
       100     *Pain Therapeutics, Inc................           646
       440     *Palatin Technologies, Inc.............         1,404
       145     *Penwest Pharmaceuticals Co............         3,534
       800     *Peregrine Pharmaceuticals, Inc........         1,192
    83,101     Pfizer, Inc............................     2,837,899
       263     *Pharmaceutical Resources, Inc.........        12,798
       100     PolyMedica Corp........................         4,579
       965     *PolyOne Corp..........................         4,294
       200     *Pozen, Inc............................         2,196
     1,853     PPG Industries, Inc....................        94,021
       380     *Praecis Pharmaceuticals, Inc..........         1,862
     1,700     Praxair, Inc...........................       102,170
    13,629     Procter & Gamble Co....................     1,215,434
       100     *Progenics Pharmaceuticals.............         1,506
       754     *Protein Design Labs, Inc..............        10,541
       100     Quaker Chemical Corp...................         2,505
       235     *Quidel Corp...........................         1,462
       134     *Revlon, Inc (Class A).................           402
       238     *Ribapharm, Inc........................         1,535
     1,640     Rohm & Haas Co.........................        50,889
     1,200     RPM International, Inc.................        16,500
       163     *Salix Pharmaceuticals Ltd.............         1,710
       279     *Sangstat Medical Corp.................         3,652

   SHARES                                                  VALUE
   ------                                                  -----
    15,462     Schering-Plough Corp...................  $    287,593
       395     *Sciclone Pharmaceuticals, Inc.........         3,381
       232     *Scotts Co (Class A)...................        11,484
     1,037     *Sepracor, Inc.........................        18,697
       199     *Serologicals Corp.....................         2,712
     1,456     Sherwin-Williams Co....................        39,137
       775     *SICOR, Inc............................        15,764
       754     Sigma-Aldrich Corp.....................        40,852
     1,200     Solutia, Inc...........................         2,616
       100     Stepan Co..............................         2,260
       200     *SuperGen, Inc.........................         1,080
       147     *SurModics, Inc........................         4,484
       251     *Tanox, Inc............................         4,029
       252     *Third Wave Technologies, Inc..........         1,134
       400     *Unifi, Inc............................         2,480
       183     *United Therapeutics Corp..............         3,986
        46     *USANA Health Sciences, Inc............         2,034
       864     USEC, Inc..............................         6,065
       500     Valspar Corp...........................        21,110
       695     *Vertex Pharmaceuticals, Inc...........        10,147
       734     *Vicuron Pharmaceuticals, Inc..........        10,408
     1,006     *Watson Pharmaceuticals, Inc...........        40,612
       300     Wellman, Inc...........................         3,360
       100     West Pharmaceutical Services, Inc......         2,450
       602     *WR Grace & Co.........................         2,655
    13,979     Wyeth..................................       636,743
       134     *Zymogenetics, Inc.....................         1,560
                                                        ------------
               TOTAL CHEMICALS AND ALLIED PRODUCTS        13,567,985
                                                        ------------
 COAL MINING--0.03%
       448     Arch Coal, Inc.........................        10,295
       200     Consol Energy, Inc.....................         4,548
       600     Massey Energy Co.......................         7,890
       201     Peabody Energy Corp....................         6,752
        66     *Westmoreland Coal Co..................         1,201
                                                        ------------
               TOTAL COAL MINING                              30,686
                                                        ------------
 COMMUNICATIONS--5.43%
       200     *Acme Communication, Inc...............         1,520
       200     *AirGate PCS, Inc......................           240
       598     *Alamosa Holdings, Inc.................           915
       798     b*Allegiance Telecom, Inc..............            44
     3,261     Alltel Corp............................       157,245
     2,013     *American Tower Corp (Class A).........        17,815
     8,060     AT&T Corp..............................       155,155
    23,746     *AT&T Wireless Services, Inc...........       194,955
     3,906     *Avaya, Inc............................        25,233
       100     *Beasley Broadcast Group, Inc (Class
                 A)...................................         1,368
    19,441     BellSouth Corp.........................       517,714
       168     *Boston Communications Group...........         2,878
     1,073     *Cablevision Systems Corp (Class A)....        22,275
       100     *Centennial Communications Corp........           400
     1,500     CenturyTel, Inc........................        52,275
     1,567     *Charter Communications, Inc (Class
                 A)...................................         6,221
     1,762     *Cincinnati Bell, Inc..................        11,805
     5,545     *Clear Channel Communications, Inc.....       235,053
    13,850     *Comcast Corp..........................       417,993
     9,059     *Comcast Corp Special..................       261,171
       130     *Commonwealth Telephone Enterprises,
                 Inc..................................         5,716
     2,406     *Cox Communications, Inc (Class A).....        76,751
       300     *Cox Radio, Inc (Class A)..............         6,933
     1,410     *Crown Castle International Corp.......        10,956
       200     *Crown Media Holdings, Inc (Class A)...           826
       185     CT Communications, Inc.................         1,989
       370     *Cumulus Media, Inc (Class A)..........         7,004

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   31

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 COMMUNICATIONS--(CONTINUED)
       135     D&E Communications, Inc................  $      1,546
       202     *Dobson Communications Corp (Class
                 A)...................................         1,101
     2,521     *EchoStar Communications Corp (Class
                 A)...................................        87,277
       358     *Emmis Communications Corp (Class A)...         8,216
       421     *Entercom Communications Corp..........        20,633
       390     *Entravision Communications Corp (Class
                 A)...................................         4,427
        52     *Fisher Communications, Inc............         2,543
         2     b*Focal Communications Corp............             0
        15     b*Focal Communications Corp Wts
                 12/14/07.............................             0
       929     *Foundry Networks, Inc.................        13,378
     1,689     *Fox Entertainment Group, Inc (Class
                 A)...................................        48,609
       464     *General Communication, Inc (Class
                 A)...................................         4,018
       360     Global Payments, Inc...................        12,780
       100     *Golden Telecom, Inc...................         2,244
       420     Gray Television, Inc...................         5,208
       126     *Hearst-Argyle Television, Inc.........         3,263
       100     Hickory Tech Corp......................         1,120
       556     *Hispanic Broadcasting Corp............        14,150
       400     *IDT Corp..............................         7,160
       200     *IDT Corp (Class B)....................         3,520
       400     *Infonet Services Corp (Class B).......           636
       500     *Insight Communications Co, Inc........         6,590
     3,209     *InterActiveCorp.......................       126,980
       100     *j2 Global Communications, Inc.........         4,598
     4,558     *Level 3 Communications, Inc...........        30,265
       200     Liberty Corp...........................         8,500
       286     *Lightbridge, Inc......................         2,505
       281     *Lin TV Corp (Class A).................         6,618
       100     *Lodgenet Entertainment Corp...........         1,095
    41,362     *Lucent Technologies, Inc..............        83,965
       173     *Mastec, Inc...........................           996
       245     *McLeodUSA, Inc (Class A)..............           370
       493     *Mediacom Communications Corp..........         4,866
       233     *Metro One Telecommunications, Inc.....         1,202
       200     *Net2Phone, Inc........................           866
     8,364     *Nextel Communications, Inc (Class
                 A)...................................       151,221
       700     *Nextel Partners, Inc (Class A)........         5,110
       158     North Pittsburgh Systems, Inc..........         2,381
       329     *NTL, Inc..............................        11,225
       300     *PanAmSat Corp.........................         5,529
       300     *Paxson Communications Corp............         1,797
        33     *Pegasus Communications Corp...........           976
       400     *Price Communications Corp.............         5,164
       517     *Primus Telecommunications Group.......         2,657
       434     *PTEK Holdings, Inc....................         2,105
    14,374     *Qwest Communications International,
                 Inc..................................        68,708
       400     *Radio One, Inc (Class A)..............         7,144
       400     *Radio One, Inc (Class D)..............         7,108
       400     *RCN Corp..............................           792
       400     *Regent Communications, Inc............         2,360
       125     *Saga Communications, Inc (Class A)....         2,431
        87     *Salem Communications Corp (Class A)...         1,741
    34,973     SBC Communications, Inc................       893,560
        29     Shenandoah Telecom Co..................         1,391
       383     *Sinclair Broadcast Group, Inc (Class
                 A)...................................         4,447
       300     *Spanish Broadcasting System, Inc
                 (Class A)............................         2,445
     9,497     Sprint Corp (FON Group)................       136,757
     7,943     *Sprint Corp (PCS Group)...............        45,672
       122     SureWest Communications................         3,691
       211     *Talk America Holdings, Inc............         2,302
       614     Telephone & Data Systems, Inc..........        30,516
       500     *Time Warner Telecom, Inc (Class A)....         3,185
       332     *Tivo, Inc.............................         4,100

   SHARES                                                  VALUE
   ------                                                  -----
       900     b*Touch America Holdings, Inc..........  $         59
       179     *Triton PCS Holdings, Inc (Class A)....           904
       100     *U.S. Cellular Corp....................         2,545
       711     *U.S. Unwired, Inc (Class A)...........           306
       894     *UnitedGlobalcom, Inc (Class A)........         4,622
     1,264     *Univision Communications, Inc (Class
                 A)...................................        38,426
    28,850     Verizon Communications, Inc............     1,138,133
    16,303     *Viacom, Inc (Class B).................       711,789
        19     Warwick Valley Telephone Co............         1,559
       174     *West Corp.............................         4,637
       500     *Western Wireless Corp (Class A).......         5,765
       281     *Wireless Facilities, Inc..............         3,344
       820     *XM Satellite Radio Holdings, Inc......         9,061
       100     *Young Broadcasting, Inc (Class A).....         2,113
                                                        ------------
               TOTAL COMMUNICATIONS                        6,043,473
                                                        ------------
 DEPOSITORY INSTITUTIONS--10.27%
       110     1st Source Corp........................         2,042
        90     ABC Bancorp............................         1,290
        53     American National Bankshares, Inc......         1,425
        97     *AmericanWest Bancorp..................         1,574
     3,835     AmSouth Bancorp........................        83,756
       200     Anchor Bancorp Wisconsin, Inc..........         4,778
       105     Arrow Financial Corp...................         3,504
       804     Associated Banc-Corp...................        29,844
       776     Astoria Financial Corp.................        21,674
       100     Bancfirst Corp.........................         5,186
     1,023     Bancorpsouth, Inc......................        21,330
       100     Bank Mutual Corp.......................         3,250
    15,769     Bank Of America Corp...................     1,246,224
       125     Bank Of Granite Corp...................         2,131
       700     Bank Of Hawaii Corp....................        23,205
     7,644     Bank Of New York Co, Inc...............       219,765
        51     Bank Of The Ozarks, Inc................         1,977
    12,025     Bank One Corp..........................       447,090
       300     BankAtlantic Bancorp, Inc (Class A)....         3,567
     1,551     Banknorth Group, Inc...................        39,582
       200     *BankUnited Financial Corp (Class A)...         4,030
        79     Banner Corp............................         1,619
       546     *Bay View Capital Corp.................         3,156
     5,027     BB&T Corp..............................       172,426
        57     Berkshire Hills Bancorp, Inc...........         1,619
       109     *BOK Financial Corp....................         4,211
       287     Boston Private Financial Holdings,
                 Inc..................................         6,050
        34     Bryn Mawr Bank Corp....................         1,260
       100     BSB Bancorp, Inc.......................         2,482
        35     C&F Financial Corp.....................         1,369
        79     Camco Financial Corp...................         1,232
        74     Camden National Corp...................         2,035
        81     Capital City Bank Group, Inc...........         2,932
        52     *Capital Corp of the West..............         1,319
       232     Capitol Federal Financial..............         6,522
       114     Cascade Bancorp........................         1,976
       200     Cathay Bancorp, Inc....................         8,916
        33     CB Bancshares, Inc.....................         2,050
        64     CCBT Financial Cos, Inc................         1,529
        79     Center Bancorp, Inc....................         1,194
        74     *Central Coast Bancorp.................         1,241
       200     Central Pacific Financial Corp.........         5,540
       120     CFS Bancorp, Inc.......................         1,692
        36     Charter Financial Corp.................         1,017
     2,303     Charter One Financial, Inc.............        71,808
       223     Chemical Financial Corp................         6,645
       363     Chittenden Corp........................         9,928

 32  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
    54,190     Citigroup, Inc.........................  $  2,319,332
       500     Citizens Banking Corp..................        13,385
        83     Citizens First Bancorp, Inc............         1,813
        94     Citizens South Banking Corp............         1,245
        81     City Bank..............................         2,192
       155     City Holding Co........................         4,537
       400     City National Corp.....................        17,824
        38     CNB Financial Corp.....................         1,709
        39     Coastal Bancorp, Inc...................         1,108
        83     Coastal Financial Corp.................         1,079
       100     CoBiz, Inc.............................         1,332
     1,300     Colonial Bancgroup, Inc................        18,031
        53     Columbia Bancorp.......................         1,272
        79     Columbia Bancorp (Oregon)..............         1,055
       105     Columbia Banking System, Inc...........         1,881
     1,937     Comerica, Inc..........................        90,071
       510     Commerce Bancorp, Inc..................        18,921
       613     Commerce Bancshares, Inc...............        23,876
        36     Commercial Bankshares, Inc.............         1,070
        53     *Commercial Capital Bancorp, Inc.......           814
       400     Commercial Federal Corp................         8,480
       200     Community Bank System, Inc.............         7,600
       116     Community Trust Bancorp, Inc...........         3,032
     1,457     Compass Bancshares, Inc................        50,893
     5,408     *Concord EFS, Inc......................        79,606
       100     Corus Bankshares, Inc..................         4,843
       500     Cullen/Frost Bankers, Inc..............        16,050
       327     CVB Financial Corp.....................         6,383
       206     Dime Community Bancshares..............         5,243
       197     Downey Financial Corp..................         8,136
       200     East West Bancorp, Inc.................         7,228
        51     Eastern Virginia Bankshares, Inc.......         1,168
        75     ESB Financial Corp.....................         1,013
       131     *Euronet Worldwide, Inc................         1,416
        44     EverTrust Financial Group, Inc.........         1,012
        29     Exchange National Bancshares, Inc......         1,615
       100     Farmers Capital Bank Corp..............         3,193
        43     FFLC Bancorp, Inc......................         1,116
       117     Fidelity Bankshares, Inc...............         2,609
     5,277     Fifth Third Bancorp....................       302,583
       100     Financial Institutions, Inc............         2,350
        67     First Bancorp (North Carolina).........         1,736
       300     First Bancorp (Puerto Rico)............         8,235
        33     First Bell Bancorp, Inc................           834
       100     First Busey Corp (Class A).............         2,424
       300     First Charter Corp.....................         5,220
        44     First Citizens Banc Corp...............         1,139
        55     First Citizens Bancshares, Inc (Class
                 A)...................................         5,546
       500     First Commonwealth Financial Corp......         6,480
       130     First Community Bancorp................         4,079
        66     First Community Bancshares, Inc........         2,330
       100     First Essex Bancorp, Inc...............         4,714
       159     First Federal Capital Corp.............         3,156
        33     First Federal Financial Of Kentucky....         1,078
       315     First Financial Bancorp................         5,040
       142     First Financial Bankshares, Inc........         4,751
       150     First Financial Corp (Indiana).........         7,935
       133     First Financial Holdings, Inc..........         3,596
       110     First Merchants Corp...................         2,674
       545     First Midwest Bancorp, Inc.............        15,701
        69     First National Corp....................         1,702
        39     First Oak Brook Bancshares, Inc........         1,287
        36     First Of Long Island Corp..............         1,436

   SHARES                                                  VALUE
   ------                                                  -----
       110     *First Republic Bank...................  $      2,926
       200     First Sentinel Bancorp, Inc............         3,194
        25     First South Bancorp, Inc...............           832
        78     First State Bancorp....................         2,146
     1,261     First Tennessee National Corp..........        55,371
       822     *First Virginia Banks, Inc.............        35,445
        57     Firstbank Corp.........................         1,732
        77     Firstfed America Bancorp, Inc..........         2,657
       158     *FirstFed Financial Corp...............         5,576
       853     FirstMerit Corp........................        19,500
        69     Flag Financial Corp....................           946
       485     Flagstar Bancorp, Inc..................        11,858
    11,058     FleetBoston Financial Corp.............       328,533
        57     FloridaFirst Bancorp, Inc..............         1,360
       100     Flushing Financial Corp................         2,217
       458     FNB Corp...............................        13,885
        53     FNB Corp (Virginia)....................         1,435
        52     FNB Corp, Inc..........................         1,301
        35     Franklin Financial Corp................         1,052
       148     Frontier Financial Corp................         4,205
     1,139     Fulton Financial Corp..................        22,637
        47     GB&T Bancshares, Inc...................         1,142
       100     GBC Bancorp............................         3,840
       188     Glacier Bancorp, Inc...................         4,631
       400     Gold Banc Corp, Inc....................         4,204
     1,353     Golden West Financial Corp.............       108,254
        52     Great Southern Bancorp, Inc............         2,004
        62     Greene County Bancshares, Inc..........         1,311
       829     Greenpoint Financial Corp..............        42,229
       123     Hancock Holding Co.....................         5,788
        80     Hanmi Financial Corp...................         1,398
       200     Harbor Florida Bancshares, Inc.........         4,792
       210     Harleysville National Corp.............         5,683
        57     Heritage Financial Corp................         1,207
     1,646     Hibernia Corp (Class A)................        29,891
       112     Horizon Financial Corp.................         1,767
       901     Hudson City Bancorp, Inc...............        23,039
       160     Hudson River Bancorp, Inc..............         4,467
       443     Hudson United Bancorp..................        15,128
        98     Humboldt Bancorp.......................         1,466
     2,510     Huntington Bancshares, Inc.............        48,995
       100     IberiaBank Corp........................         4,880
        27     IBT Bancorp, Inc.......................         1,350
       100     Independent Bank Corp
                 (Massachusetts)......................         2,259
       139     Independent Bank Corp (Michigan).......         3,571
       557     IndyMac Bancorp, Inc...................        14,159
       161     Integra Bank Corp......................         2,771
       200     *Intercept, Inc........................         1,672
        78     Interchange Financial Services Corp....         1,546
       261     International Bancshares Corp..........         9,281
       100     Irwin Financial Corp...................         2,590
        42     *Itla Capital Corp.....................         1,698
    21,257     J.P. Morgan Chase & Co.................       726,564
     4,419     KeyCorp................................       111,668
       110     Lakeland Bancorp, Inc..................         1,758
        46     Lakeland Financial Corp................         1,397
        77     LSB Bancshares, Inc....................         1,333
       751     M & T Bank Corp........................        63,249
        64     Macatawa Bank Corp.....................         1,542
       166     MAF Bancorp, Inc.......................         6,154
       141     Main Street Banks, Inc.................         3,567
        53     MainSource Financial Group, Inc........         1,292
     2,289     Marshall & Ilsley Corp.................        69,998
       100     MB Financial, Inc......................         4,004

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   33

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
     4,658     Mellon Financial Corp..................  $    129,260
        51     Mercantile Bank Corp...................         1,457
       743     Mercantile Bankshares Corp.............        29,259
        36     Merchants Bancshares, Inc..............           936
       200     Mid-State Bancshares...................         3,950
        85     Midwest Banc Holdings, Inc.............         1,651
        46     MutualFirst Financial, Inc.............         1,074
        93     Nara Bancorp, Inc......................         1,767
        37     National Bankshares, Inc...............         1,454
     5,858     National City Corp.....................       191,615
     2,190     National Commerce Financial Corp.......        48,596
       218     National Penn Bancshares, Inc..........         6,121
        64     NBC Capital Corp.......................         1,619
       274     NBT Bancorp, Inc.......................         5,302
       505     NetBank, Inc...........................         6,646
     1,385     New York Community Bancorp, Inc........        40,290
     1,607     North Fork Bancorp, Inc................        54,734
     2,003     Northern Trust Corp....................        83,705
       200     Northwest Bancorp, Inc.................         3,200
        35     Oak Hill Financial, Inc................           876
       150     OceanFirst Financial Corp..............         3,765
       300     *Ocwen Financial Corp..................         1,362
       683     Old National Bancorp...................        15,709
       147     Old Second Bancorp, Inc................         6,299
       100     Omega Financial Corp...................         3,420
       321     Pacific Capital Bancorp................        11,251
        97     Pacific Union Bank                              1,317
       158     Park National Corp.....................        18,052
        44     Parkvale Financial Corp................         1,082
        69     Partners Trust Financial Group, Inc....         1,317
        54     Peapack Gladstone Financial Corp.......         1,730
        45     Pennfed Financial Services, Inc........         1,249
        63     Pennrock Financial Services Corp.......         1,702
        72     Peoples Bancorp, Inc...................         1,819
       200     People's Bank..........................         5,798
       158     Peoples Holding Co.....................         6,992
       100     PFF Bancorp, Inc.......................         3,865
     3,069     PNC Financial Services Group, Inc......       149,798
       215     Provident Bankshares Corp..............         5,463
       387     Provident Financial Group, Inc.........         9,919
        36     Provident Financial Holdings...........         1,056
       275     Provident Financial Services, Inc......         5,239
       193     R & G Financial Corp (Class B).........         5,732
     2,365     Regions Financial Corp.................        79,890
       520     Republic Bancorp, Inc..................         6,978
       100     Republic Bancorp, Inc (Class A)
                 (Kentucky)...........................         1,483
       100     Republic Bancshares, Inc...............         2,501
        31     Resource Bankshares Corp...............         1,061
       100     Riggs National Corp....................         1,522
       690     Roslyn Bancorp, Inc....................        14,828
        45     Royal Bancshares Of Pennsylvania (Class
                 A)...................................           961
       400     S & T Bancorp, Inc.....................        10,972
       100     S.Y. Bancorp, Inc......................         3,537
       110     Santander Bancorp......................         1,800
        93     Seacoast Banking Corp Of Florida.......         1,585
       243     Seacoast Financial Services Corp.......         4,811
       100     Second Bancorp, Inc....................         2,580
        57     Shore Bancshares, Inc..................         1,753
       400     *Silicon Valley Bancshares.............         9,524
       108     Simmons First National Corp (Class
                 A)...................................         2,161
     1,041     Sky Financial Group, Inc...............        22,611
       139     Sound Federal Bancorp, Inc.............         1,889

   SHARES                                                  VALUE
   ------                                                  -----
       500     South Financial Group, Inc.............  $     11,665
        58     Southern Financial Bancorp, Inc........         1,772
        89     Southside Bancshares, Inc..............         1,597
     3,604     SouthTrust Corp........................        98,029
       200     *Southwest Bancorp Of Texas, Inc.......         6,502
        47     Southwest Bancorp, Inc.................         1,288
     2,479     Sovereign Bancorp, Inc.................        38,796
       100     St. Francis Capital Corp...............         2,907
        70     State Bancorp, Inc.....................         1,377
        54     State Financial Services Corp (Class
                 A)...................................         1,196
     3,509     State Street Corp......................       138,255
       578     Staten Island Bancorp, Inc.............        11,259
        76     Sterling Bancorp.......................         2,120
       400     Sterling Bancshares, Inc...............         5,232
       205     Sterling Financial Corp
                 (Pennsylvania).......................         4,766
       156     *Sterling Financial Corp (Spokane).....         3,800
        48     Summit Bancshares, Inc.................         1,127
        45     Sun Bancorp, Inc (Pennsylvania)........           908
     2,669     SunTrust Banks, Inc....................       158,378
     3,116     Synovus Financial Corp.................        66,994
       870     TCF Financial Corp.....................        34,661
       222     Texas Regional Bancshares, Inc (Class
                 A)...................................         7,703
       238     *TierOne Corp..........................         4,634
        46     Trico Bancshares.......................         1,170
        69     Troy Financial Corp....................         1,873
       171     Trust Co Of New Jersey.................         5,181
       626     Trustco Bank Corp NY...................         6,936
       491     Trustmark Corp.........................        12,506
    20,208     U.S. Bancorp...........................       495,096
       110     U.S.B. Holding Co, Inc.................         1,953
       370     UCBH Holdings, Inc.....................        10,612
       251     UMB Financial Corp.....................        10,642
       297     Umpqua Holdings Corp...................         5,640
        69     Union Bankshares Corp..................         1,951
     2,101     Union Planters Corp....................        65,194
       654     UnionBanCal Corp.......................        27,056
       337     United Bankshares, Inc.................         9,655
       152     United Community Banks, Inc............         3,797
       400     United Community Financial Corp........         3,696
        34     United Securities Bancshares...........         1,535
        36     United Security Bancshares.............           783
       232     Unizan Financial Corp..................         4,076
       966     Valley National Bancorp................        25,454
        50     *Virginia Commerce Bancorp.............           987
        67     Virginia Financial Group, Inc..........         1,876
       367     W Holding Co, Inc......................         6,218
    13,480     Wachovia Corp..........................       538,661
        33     Warwick Community Bancorp..............           965
       778     Washington Federal, Inc................        17,995
       138     Washington Trust Bancorp, Inc..........         3,173
       469     Webster Financial Corp.................        17,728
    17,633     Wells Fargo & Co.......................       888,703
       200     Wesbanco, Inc..........................         4,860
       169     West Bancorp...........................         3,013
       200     West Coast Bancorp.....................         3,640
       330     Westamerica Bancorp....................        14,216
        35     *Western Sierra Bancorp................         1,164
       400     Whitney Holding Corp...................        12,788
       117     Willow Grove Bancorp, Inc..............         1,985
       700     Wilmington Trust Corp..................        20,545
       100     Wintrust Financial Corp................         2,960
       100     WSFS Financial Corp....................         3,840
        82     Yadkin Valley Bank and Trust Co........         1,305

 34  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
        54     Yardville National Bancorp.............  $      1,053
     1,044     Zions Bancorp..........................        52,837
                                                        ------------
               TOTAL DEPOSITORY INSTITUTIONS              11,436,727
                                                        ------------
 EATING AND DRINKING PLACES--0.66%
       100     *AFC Enterprises, Inc..................         1,624
       495     Applebee's International, Inc..........        15,558
       554     *Aramark Corp (Class B)................        12,421
       300     Bob Evans Farms, Inc...................         8,289
     1,100     *Brinker International, Inc............        39,622
       175     *California Pizza Kitchen, Inc.........         3,763
       500     CBRL Group, Inc........................        19,430
       329     *CEC Entertainment, Inc................        12,150
       113     *Chicago Pizza & Brewery, Inc..........         1,130
       467     *CKE Restaurants, Inc..................         2,611
     1,630     Darden Restaurants, Inc................        30,937
       101     *Dave & Buster's, Inc..................         1,101
       182     IHOP Corp..............................         5,746
       339     *Jack In The Box, Inc..................         7,560
       487     *Krispy Kreme Doughnuts, Inc...........        20,055
       405     Landry's Restaurants, Inc..............         9,558
       176     Lone Star Steakhouse & Saloon, Inc.....         3,832
    13,393     McDonald's Corp........................       295,450
       300     *O'Charley's, Inc......................         6,459
       552     Outback Steakhouse, Inc................        21,528
       315     *P.F. Chang's China Bistro, Inc........        15,501
       100     *Papa John's International, Inc........         2,805
       160     *Rare Hospitality International, Inc...         5,229
        92     *Red Robin Gourmet Burgers, Inc........         1,744
       599     Ruby Tuesday, Inc......................        14,813
       450     *Ryan's Family Steak Houses, Inc.......         6,300
       335     *Sonic Corp............................         8,519
       463     *The Cheesecake Factory, Inc...........        16,617
       400     *The Steak n Shake Co..................         6,100
       100     *Triarc Cos, Inc.......................         2,999
     1,341     Wendy's International, Inc.............        38,849
     3,127     *Yum! Brands, Inc......................        92,434
                                                        ------------
               TOTAL EATING AND DRINKING PLACES              730,734
                                                        ------------
 EDUCATIONAL SERVICES--0.19%
     1,288     *Apollo Group, Inc (Class A)...........        79,547
       246     *Apollo Group, Inc (University Of
                 Phoenix Online)......................        12,472
       555     *Career Education Corp.................        37,973
       371     *Corinthian Colleges, Inc..............        18,019
       525     *DeVry, Inc............................        12,227
       400     *Education Management Corp.............        21,272
       390     *ITT Educational Services, Inc.........        11,408
       100     *Learning Tree International, Inc......         1,563
       147     *Princeton Review, Inc.................           867
       168     Strayer Education, Inc.................        13,348
       300     *Sylvan Learning Systems, Inc..........         6,852
        95     *Whitman Education Group...............         1,458
                                                        ------------
               TOTAL EDUCATIONAL SERVICES                    217,006
                                                        ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.46%
     5,048     *AES Corp..............................        32,055
       800     AGL Resources, Inc.....................        20,352
     1,221     *Allegheny Energy, Inc.................        10,317
       716     Allete, Inc............................        19,010
     1,000     Alliant Energy Corp....................        19,030
     2,207     *Allied Waste Industries, Inc..........        22,180
     1,793     Ameren Corp............................        79,071
     4,094     American Electric Power Co, Inc........       122,124
       150     American States Water Co...............         4,095

   SHARES                                                  VALUE
   ------                                                  -----
     1,797     *Aquila, Inc...........................  $      4,636
       509     Atmos Energy Corp......................        12,623
       400     Avista Corp............................         5,660
       246     Black Hills Corp.......................         7,552
       148     California Water Service Group.........         4,162
     3,812     *Calpine Corp..........................        25,159
       100     Cascade Natural Gas Corp...............         1,910
       100     *Casella Waste Systems, Inc (Class
                 A)...................................           903
     2,772     Centerpoint Energy, Inc................        22,592
        86     Central Vermont Public Service Corp....         1,681
       250     CH Energy Group, Inc...................        11,250
        59     Chesapeake Utilities Corp..............         1,333
     1,936     Cinergy Corp...........................        71,225
     3,310     *Citizens Communications Co............        42,666
        82     *Clean Harbors, Inc....................           781
       400     Cleco Corp.............................         6,928
     1,655     *CMS Energy Corp.......................        13,406
       100     Connecticut Water Service, Inc.........         2,555
     2,274     Consolidated Edison, Inc...............        98,419
     1,600     Constellation Energy Group, Inc........        54,880
     3,311     Dominion Resources, Inc................       212,798
     1,383     DPL, Inc...............................        22,045
       700     DQE, Inc...............................        10,549
     1,661     DTE Energy Co..........................        64,181
     9,388     Duke Energy Corp.......................       187,291
     2,900     *Dynegy, Inc (Class A).................        12,180
     3,256     *Edison International..................        53,496
     6,151     El Paso Corp...........................        49,700
       400     *El Paso Electric Co...................         4,932
       239     Empire District Electric Co............         5,198
       400     Energen Corp...........................        13,320
     1,554     Energy East Corp.......................        32,261
        38     EnergySouth, Inc.......................         1,246
     2,296     Entergy Corp...........................       121,183
       600     Equitable Resources, Inc...............        24,444
     3,476     Exelon Corp............................       207,900
     2,937     FirstEnergy Corp.......................       112,928
     1,866     FPL Group, Inc.........................       124,742
       800     Great Plains Energy, Inc...............        23,104
       483     Hawaiian Electric Industries, Inc......        22,146
       345     Idacorp, Inc...........................         9,056
     1,700     KeySpan Corp...........................        60,265
       944     Kinder Morgan, Inc.....................        51,590
       200     Laclede Group, Inc.....................         5,360
       751     MDU Resources Group, Inc...............        25,151
       187     MGE Energy, Inc........................         5,891
        70     Middlesex Water Co.....................         1,725
     4,317     *Mirant Corp...........................        12,519
       760     National Fuel Gas Co...................        19,798
       300     New Jersey Resources Corp..............        10,650
       440     Nicor, Inc.............................        16,328
     2,478     NiSource, Inc..........................        47,082
       305     *NiSource, Inc (Sails).................           677
     1,192     Northeast Utilities....................        19,954
       233     Northwest Natural Gas Co...............         6,349
       652     NSTAR..................................        29,699
       169     NUI Corp...............................         2,623
       900     OGE Energy Corp........................        19,233
       700     Oneok, Inc.............................        13,741
       300     Otter Tail Corp........................         8,094
       326     Peoples Energy Corp....................        13,982
     1,600     Pepco Holdings, Inc....................        30,656
     4,300     *PG&E Corp.............................        90,945
       687     Philadelphia Suburban Corp.............        16,749

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   35

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
       303     Piedmont Natural Gas Co, Inc...........  $     11,759
       986     Pinnacle West Capital Corp.............        36,926
       369     PNM Resources, Inc.....................         9,871
     1,884     PPL Corp...............................        81,012
     2,347     Progress Energy, Inc...................       103,033
       600     *Progress Energy, Inc (Cvo)............           270
     2,345     Public Service Enterprise Group, Inc...        99,076
     1,170     Puget Energy, Inc......................        27,928
       745     Questar Corp...........................        24,935
     3,138     *Reliant Resources, Inc................        19,236
     1,439     *Republic Services, Inc................        32,622
       115     Resource America, Inc (Class A)........         1,190
     1,138     SCANA Corp.............................        39,011
       200     SEMCO Energy, Inc......................         1,164
     1,800     Sempra Energy..........................        51,354
       900     *Sierra Pacific Resources..............         5,346
        23     SJW Corp...............................         1,961
       130     South Jersey Industries, Inc...........         4,791
     7,605     Southern Co............................       236,972
       336     *Southern Union Co.....................         5,692
       300     Southwest Gas Corp.....................         6,354
        89     Southwest Water Co.....................         1,243
       400     *Stericycle, Inc.......................        15,392
     2,191     TECO Energy, Inc.......................        26,270
       123     Texas Genco Holdings, Inc..............         2,860
     3,335     TXU Corp...............................        74,871
       479     UGI Corp...............................        15,184
       100     UIL Holdings Corp......................         4,055
       270     Unisource Energy Corp..................         5,076
       883     Vectren Corp...........................        22,119
       300     *Waste Connections, Inc................        10,515
     6,054     Waste Management, Inc..................       145,841
       515     Westar Energy, Inc.....................         8,358
       295     Western Gas Resources, Inc.............        11,682
       546     WGL Holdings, Inc......................        14,578
     5,649     Williams Cos, Inc......................        44,627
     1,280     Wisconsin Energy Corp..................        37,120
       300     WPS Resources Corp.....................        12,060
     4,163     Xcel Energy, Inc.......................        62,612
                                                        ------------
               TOTAL ELECTRIC, GAS, AND SANITARY
                 SERVICES                                  3,857,282
                                                        ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.10%
       200     *Actel Corp............................         4,100
       246     b*Acterna Corp.........................            12
     8,544     *ADC Telecommunications, Inc...........        19,890
       200     *Adtran, Inc...........................        10,204
       218     *Advanced Energy Industries, Inc.......         3,107
       759     *Advanced Fibre Communications, Inc....        12,349
     4,055     *Advanced Micro Devices, Inc...........        25,993
       950     *Aeroflex, Inc.........................         7,353
     5,644     *Agere Systems, Inc (Class A)..........        13,151
    11,506     *Agere Systems, Inc (Class B)..........        26,464
       293     *Allen Telecom, Inc....................         4,840
       200     *Alliance Semiconductor Corp...........           968
     4,128     *Altera Corp...........................        67,699
     2,006     American Power Conversion Corp.........        31,274
       300     Ametek, Inc............................        10,995
       805     *Amkor Technology, Inc.................        10,578
       183     *Amphenol Corp (Class A)...............         8,568
     3,832     *Analog Devices, Inc...................       133,430
       200     *Anaren Microwave, Inc.................         1,874
       201     Applica, Inc...........................         1,709
     3,146     *Applied Micro Circuits Corp...........        19,033

   SHARES                                                  VALUE
   ------                                                  -----
        92     Applied Signal Technology, Inc.........  $      1,552
       900     *Arris Group, Inc......................         4,464
       300     *Artesyn Technologies, Inc.............         1,683
       300     *Artisan Components, Inc...............         6,783
     5,954     *Atmel Corp............................        15,064
       282     *ATMI, Inc.............................         7,042
       608     *Avanex Corp...........................         2,432
       484     AVX Corp...............................         5,319
       259     Baldor Electric Co.....................         5,335
       100     Bel Fuse, Inc (Class B)................         2,290
       200     *Benchmark Electronics, Inc............         6,152
     2,279     *Broadcom Corp (Class A)...............        56,770
       200     C&D Technologies, Inc..................         2,872
       300     *C-COR.net Corp........................         1,470
       308     *Centillium Communications, Inc........         3,052
        74     *Ceradyne, Inc.........................         1,386
       300     *Checkpoint Systems, Inc...............         4,245
       942     *ChipPAC, Inc..........................         7,225
     4,466     *CIENA Corp............................        23,179
        80     *Comtech Telecommunications............         2,259
     1,718     *Comverse Technology, Inc..............        25,822
     2,200     *Conexant Systems, Inc.................         9,020
     3,219     *Corvis Corp...........................         4,829
       700     *Cree, Inc.............................        11,396
       300     CTS Corp...............................         3,135
       100     Cubic Corp.............................         2,222
     1,299     *Cypress Semiconductor Corp............        15,588
       404     *DDI Corp..............................            28
        44     *Diodes, Inc...........................           836
       273     *Ditech Communications Corp............         1,360
        77     *Drexler Technology Corp...............         1,194
       289     *DSP Group, Inc........................         6,222
       100     *Dupont Photomasks, Inc................         1,883
       300     *Electro Scientific Industries, Inc....         4,548
     4,431     Emerson Electric Co....................       226,424
       174     *Emerson Radio Corp....................         1,169
        96     *EMS Technologies, Inc.................         1,256
       940     *Energizer Holdings, Inc...............        29,516
       178     *Energy Conversion Devices, Inc........         1,620
       494     *Entegris, Inc.........................         6,639
       300     *ESS Technology, Inc...................         2,925
       600     *Exar Corp.............................         9,498
     1,314     *Fairchild Semiconductor International,
                 Inc..................................        16,806
     1,100     *Finisar Corp..........................         1,705
        64     Franklin Electric Co, Inc..............         3,562
       300     *FuelCell Energy, Inc..................         2,457
     2,003     *Gemstar-TV Guide International, Inc...        10,195
   105,205     General Electric Co....................     3,017,279
       280     *Genesis Microchip, Inc................         3,791
       100     *Genlyte Group, Inc....................         3,497
     1,111     *GlobespanVirata, Inc..................         9,166
       500     *GrafTech International Ltd............         2,725
       239     Harman International Industries, Inc...        18,914
       508     *Harmonic, Inc.........................         2,068
       564     Harris Corp............................        16,948
       275     Helix Technology Corp..................         3,638
       100     *Hexcel Corp...........................           320
       549     Hubbell, Inc (Class B).................        18,172
       378     *Hutchinson Technology, Inc............        12,432
       100     *Inet Technologies, Inc................           997
       160     *Innovex, Inc..........................         1,616
       779     *Integrated Circuit Systems, Inc.......        24,484
     1,000     *Integrated Device Technology, Inc.....        11,050
       200     *Integrated Silicon Solution, Inc......         1,388

 36  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
    68,780     Intel Corp.............................  $  1,429,524
       500     *Interdigital Communications Corp......        11,685
       700     *International Rectifier Corp..........        18,774
     1,264     *Intersil Corp (Class A)...............        33,635
       200     Inter-Tel, Inc.........................         4,244
       359     *InterVoice, Inc.......................         1,773
       100     *IXYS Corp.............................           797
     1,812     *Jabil Circuit, Inc....................        40,045
    13,963     *JDS Uniphase Corp.....................        49,010
       242     *JNI Corp..............................         1,193
       789     *Kemet Corp............................         7,969
       731     *Kopin Corp............................         4,474
       835     *L-3 Communications Holdings, Inc......        36,314
       800     *Lattice Semiconductor Corp............         6,584
        50     *Lifeline Systems, Inc.................         1,420
     3,357     Linear Technology Corp.................       108,129
       200     *Littelfuse, Inc.......................         4,472
       105     LSI Industries, Inc....................         1,166
     3,712     *LSI Logic Corp........................        26,281
       100     *Manufacturers Services Ltd............           485
       193     *Mattson Technology, Inc...............           596
     3,370     Maxim Integrated Products, Inc.........       115,220
       900     Maytag Corp............................        21,978
       781     *McData Corp (Class A).................        11,457
       169     *Medis Technologies Ltd................         1,205
       667     *MEMC Electronic Materials, Inc........         6,537
       223     *Mercury Computer Systems, Inc.........         4,050
       300     Methode Electronics, Inc (Class A).....         3,225
        21     *Metrologic Instruments, Inc...........           698
       560     *Micrel, Inc...........................         5,818
     2,042     Microchip Technology, Inc..............        50,029
     5,638     *Micron Technology, Inc................        65,570
       300     *Microsemi Corp........................         4,800
       270     *Microtune, Inc........................           864
       733     *Mindspeed Technologies, Inc...........         1,979
       138     *MIPS Technologies, Inc (Class B)......           341
     1,511     Molex, Inc.............................        40,782
       164     *Monolithic System Technology, Inc.....         1,486
       160     *Moog, Inc (Class A)...................         5,560
    24,189     Motorola, Inc..........................       228,102
     1,045     *MRV Communications, Inc...............         2,100
       338     *Mykrolis Corp.........................         3,431
        43     National Presto Industries, Inc........         1,359
     1,848     *National Semiconductor Corp...........        36,443
       492     *New Focus, Inc........................         1,840
     1,571     *Novellus Systems, Inc.................        57,532
     1,366     *Nvidia Corp...........................        31,432
       593     *Oak Technology, Inc...................         3,683
       217     *Omnivision Technologies, Inc..........         6,770
       300     *ON Semiconductor Corp.................           810
       865     *Oplink Communications, Inc............         1,618
       136     *OSI Systems, Inc......................         2,184
       157     Park Electrochemical Corp..............         3,132
       160     *Parthusceva, Inc......................         1,304
       262     *Pemstar, Inc..........................         1,098
       200     *Pericom Semiconductor Corp............         1,860
       300     *Photronics, Inc.......................         5,235
       363     *Pixelworks, Inc.......................         2,156
       488     *Plantronics, Inc......................        10,575
       400     *Plexus Corp...........................         4,612
       100     *Plug Power, Inc.......................           467
     1,800     *PMC-Sierra, Inc.......................        21,114
       920     *Polycom, Inc..........................        12,751

   SHARES                                                  VALUE
   ------                                                  -----
        61     *Powell Industries, Inc................  $        893
       270     *Power Integrations, Inc...............         6,566
       500     *Power-One, Inc........................         3,575
       694     *Powerwave Technologies, Inc...........         4,351
     1,877     *Proxim Corp (Class A).................         2,740
       898     *QLogic Corp...........................        43,400
     8,191     Qualcomm, Inc..........................       292,828
       700     *Rambus, Inc...........................        11,599
        69     Raven Industries, Inc..................         1,367
       294     *Rayovac Corp..........................         3,807
       198     b*Read-Rite Corp.......................            13
       200     Regal-Beloit Corp......................         3,820
       535     *Remec, Inc............................         3,724
     1,775     *RF Micro Devices, Inc.................        10,686
     1,921     Rockwell Collins, Inc..................        47,314
       200     *Rogers Corp...........................         6,660
     5,316     *Sanmina-SCI Corp......................        33,544
       456     *SBA Communications Corp...............         1,386
       100     *SBS Technologies, Inc.................           983
     1,653     Scientific-Atlanta, Inc................        39,408
       200     *Seachange International, Inc..........         1,908
       562     *Semtech Corp..........................         8,003
       731     *Silicon Image, Inc....................         4,079
       241     *Silicon Laboratories, Inc.............         6,420
       700     *Silicon Storage Technology, Inc.......         2,933
        53     *Siliconix, Inc........................         1,913
       200     *Sipex Corp............................           980
    10,500     *Sirius Satellite Radio, Inc...........        17,745
     1,772     *Skyworks Solutions, Inc...............        11,996
       153     Smith (A.O.) Corp......................         4,307
     1,316     *Sonus Networks, Inc...................         6,619
       100     *Spectralink Corp......................           988
       100     *Standard Microsystems Corp............         1,517
       100     *Stoneridge, Inc.......................         1,365
       700     *Stratex Networks, Inc.................         2,240
       520     *Superconductor Technologies...........         1,196
       100     *Supertex, Inc.........................         1,837
     1,936     *Sycamore Networks, Inc................         7,415
       396     *Symmetricom, Inc......................         1,742
       172     *Synaptics, Inc........................         2,315
       500     *Technitrol, Inc.......................         7,525
       400     *Tekelec...............................         4,520
     4,649     *Tellabs, Inc..........................        30,544
     1,023     *Tellium, Inc..........................           951
       500     *Terayon Communication Systems, Inc....         1,365
    18,203     Texas Instruments, Inc.................       320,373
       399     *Thomas & Betts Corp...................         5,766
       200     *Three-Five Systems, Inc...............         1,380
       143     *Tollgrade Communications, Inc.........         2,667
     1,200     *Transmeta Corp........................         1,920
     1,402     *Triquint Semiconductor, Inc...........         5,832
       100     *TTM Technologies, Inc.................           469
       200     *Turnstone Systems, Inc................           502
       100     *Ulticom, Inc..........................           950
       100     *Universal Display Corp................           892
       100     *Universal Electronics, Inc............         1,268
       602     *Utstarcom, Inc........................        21,413
       521     *Valence Technology, Inc...............         1,558
       318     *Varian Semiconductor Equipment
                 Associates, Inc......................         9,464
       944     *Verso Technologies, Inc...............         1,709
         2     *Vialta, Inc...........................             1
       219     *Viasat, Inc...........................         3,140
       200     *Vicor Corp............................         1,920
       100     *Virage Logic Corp.....................           724

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   37

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
     1,466     *Vishay Intertechnology, Inc...........  $     19,351
     1,800     *Vitesse Semiconductor Corp............         8,856
       466     *Westell Technologies, Inc.............         4,031
       690     Whirlpool Corp.........................        43,953
       161     *White Electronic Designs Corp.........         1,705
       269     *Wilson Greatbatch Technologies, Inc...         9,711
       100     Woodhead Industries, Inc...............         1,252
       200     *Xicor, Inc............................         1,254
     3,487     *Xilinx, Inc...........................        88,256
                                                        ------------
               TOTAL ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT                                 7,907,686
                                                        ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.74%
       150     *aaiPharma, Inc........................         2,982
       102     *Advisory Board Co.....................         4,133
       703     *Affymetrix, Inc.......................        13,856
       300     *Antigenics, Inc.......................         3,456
       758     *Applera Corp (Celera Genomics
                 Group)...............................         7,823
       200     *Ariad Pharmaceuticals, Inc............           898
     2,100     *BearingPoint, Inc.....................        20,265
        53     *Bioreliance Corp......................         1,124
     1,000     *Celgene Corp..........................        30,400
       854     *Century Business Services, Inc........         2,776
        67     *Charles River Associates, Inc.........         1,894
       226     *Ciphergen Biosystems, Inc.............         2,317
       120     *Cornell Cos, Inc......................         1,817
       440     *Corporate Executive Board Co..........        17,961
       220     *Corrections Corp Of America...........         5,573
       600     *Covance, Inc..........................        10,860
       360     *CuraGen Corp..........................         1,998
       400     *CV Therapeutics, Inc..................        11,864
       328     *Decode Genetics, Inc..................         1,023
        87     *Digitas, Inc..........................           432
       188     *Diversa Corp..........................         1,848
       188     *eResearch Technology, Inc.............         4,166
       100     *Exact Sciences Corp...................         1,096
       753     *Exelixis, Inc.........................         5,226
       435     *Exult, Inc............................         3,728
       100     *First Consulting Group, Inc...........           467
       841     Fluor Corp.............................        28,291
       100     *Forrester Research, Inc...............         1,636
       255     *FTI Consulting, Inc...................         6,367
     1,100     *Gartner, Inc (Class A)................         8,338
        91     *Gartner, Inc (Class B)................           683
       327     *Gene Logic, Inc.......................         1,952
       100     *Genencor International, Inc...........         1,647
       147     *Gen-Probe, Inc........................         6,008
     4,508     Halliburton Co.........................       103,684
       184     *Hewitt Associates, Inc................         4,333
       755     *Incyte Corp...........................         3,503
       400     *Jacobs Engineering Group, Inc.........        16,860
       100     *Kosan Biosciences, Inc................           590
        84     Landauer, Inc..........................         3,514
       300     *Lexicon Genetics, Inc.................         2,013
       182     *Luminex Corp..........................           939
       141     *MAXIMUS, Inc..........................         3,896
       317     *Maxygen, Inc..........................         3,477
     2,698     Monsanto Co............................        58,385
     1,400     Moody's Corp...........................        73,794
        60     *MTC Technologies, Inc.................         1,408
       284     *Myriad Genetics, Inc..................         3,865
       440     *Navigant Consulting, Inc..............         5,214
        95     *Neopharm, Inc.........................         1,322

   SHARES                                                  VALUE
   ------                                                  -----
       270     *Parexel International Corp............  $      3,767
     3,413     Paychex, Inc...........................       100,035
       300     *Per-Se Technologies, Inc..............         3,369
       500     *Pharmaceutical Product Development,
                 Inc..................................        14,365
       200     *Pharmacopeia, Inc.....................         1,650
       187     *PracticeWorks, Inc....................         3,609
       300     *PRG-Schultz International, Inc........         1,770
       834     *Quest Diagnostics, Inc................        53,209
     1,308     *Quintiles Transnational Corp..........        18,561
       245     *Regeneration Technologies, Inc........         3,256
       360     *Regeneron Pharmaceuticals, Inc........         5,670
       288     *Repligen Corp.........................         1,492
       100     *Research Frontiers, Inc...............         1,400
       207     *Resources Connection, Inc.............         4,939
        22     *Rigel Pharmaceuticals, Inc............           238
       152     *Right Management Consultants, Inc.....         1,923
       500     *Savient Pharmaceuticals, Inc..........         2,320
       100     *Seattle Genetics, Inc.................           515
     3,176     Servicemaster Co.......................        33,983
        55     *SFBC International, Inc...............           996
       160     *Sourcecorp............................         3,456
       200     *Symyx Technologies, Inc...............         3,264
       100     *Tejon Ranch Co........................         3,010
       610     *Telik, Inc............................         9,803
       777     *Tetra Tech, Inc.......................        13,310
       277     *Transkaryotic Therapies, Inc..........         3,197
       124     *TRC Cos, Inc..........................         1,830
       148     *Trimeris, Inc.........................         6,761
       462     *Tularik, Inc..........................         4,592
       674     *U.S. Oncology, Inc....................         4,981
       300     *URS Corp..............................         5,838
       263     *Washington Group International, Inc...         5,775
       167     *Watson Wyatt & Co Holdings............         3,871
                                                        ------------
               TOTAL ENGINEERING AND MANAGEMENT
                 SERVICES                                    828,457
                                                        ------------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
       300     *Cadiz, Inc............................            41
                                                        ------------
               TOTAL ENVIRONMENTAL QUALITY AND HOUSING            41
                                                        ------------
 FABRICATED METAL PRODUCTS--0.56%
       337     *Alliant Techsystems, Inc..............        17,494
       622     Ball Corp..............................        28,307
       100     CIRCOR International, Inc..............         1,783
       481     Crane Co...............................        10,885
     1,500     *Crown Holdings, Inc...................        10,710
     1,194     Danaher Corp...........................        81,252
        65     *Drew Industries, Inc..................         1,183
     1,585     Fortune Brands, Inc....................        82,737
       220     *Griffon Corp..........................         3,520
       100     *Gulf Island Fabrication, Inc..........         1,692
       368     Harsco Corp............................        13,266
     2,643     Illinois Tool Works, Inc...............       174,042
       173     *Intermagnetics General Corp...........         3,432
       792     *Jacuzzi Brands, Inc...................         4,190
     5,146     Masco Corp.............................       122,732
        93     Material Sciences Corp.................           902
       100     *Mobile Mini, Inc......................         1,633
       200     *NCI Building Systems, Inc.............         3,340
       382     *Raytech Corp..........................         1,624
       400     *Shaw Group, Inc.......................         4,820
       100     *Silgan Holdings, Inc..................         3,128
       200     *Simpson Manufacturing Co, Inc.........         7,320
       600     Snap-On, Inc...........................        17,418
        73     *SPS Technologies, Inc.................         1,974
       629     Stanley Works..........................        17,360

 38  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 FABRICATED METAL PRODUCTS--(CONTINUED)
       200     Sturm Ruger & Co, Inc..................  $      2,000
       700     *Tower Automotive, Inc.................         2,562
       154     Valmont Industries, Inc................         2,997
       100     Watts Industries, Inc (Class A)........         1,785
                                                        ------------
               TOTAL FABRICATED METAL PRODUCTS               626,088
                                                        ------------
 FOOD AND KINDRED PRODUCTS--3.42%
       200     *American Italian Pasta Co (Class A)...         8,330
     8,783     Anheuser-Busch Cos, Inc................       448,372
     5,795     Archer Daniels Midland Co..............        74,582
       100     *Boston Beer Co, Inc (Class A).........         1,440
     2,363     Campbell Soup Co.......................        57,894
    22,468     Coca-Cola Co...........................     1,042,740
     2,562     Coca-Cola Enterprises, Inc.............        46,500
     5,654     Conagra Foods, Inc.....................       133,434
       675     *Constellation Brands, Inc (Class A)...        21,195
       319     Coors (Adolph) Co (Class B)............        15,625
       300     Corn Products International, Inc.......         9,009
       588     *Darling International, Inc............         1,411
     1,543     *Dean Foods Co.........................        48,605
     1,706     *Del Monte Foods Co....................        15,081
       188     Dreyer's Grand Ice Cream Holdings,
                 Inc..................................        14,781
       490     Flowers Foods, Inc.....................         9,682
     3,919     General Mills, Inc.....................       185,800
     3,701     H.J. Heinz Co..........................       122,059
       747     *Hercules, Inc.........................         7,395
       986     Hershey Foods Corp.....................        68,685
        60     *Horizon Organic Holding Corp..........         1,430
       958     Hormel Foods Corp......................        22,705
       100     *International Multifoods Corp                  2,291
       400     Interstate Bakeries Corp...............         5,080
       156     *J & J Snack Foods Corp................         4,934
       431     J.M. Smucker Co........................        17,193
     2,603     Kellogg Co.............................        89,465
     2,939     Kraft Foods, Inc (Class A).............        95,664
       300     Lancaster Colony Corp..................        11,598
       200     Lance, Inc.............................         1,826
       107     *M&F Worldwide Corp....................           770
     1,400     McCormick & Co, Inc (Non-Vote).........        38,080
        79     *Peets Coffee & Tea, Inc...............         1,379
     1,997     Pepsi Bottling Group, Inc..............        39,980
       935     PepsiAmericas Inc......................        11,744
    18,086     PepsiCo, Inc...........................       804,827
       100     Pilgrim's Pride Corp (Class B).........           967
       275     *Ralcorp Holdings, Inc.................         6,864
        55     Riviana Foods, Inc.....................         1,480
        86     *Robert Mondavi Corp (Class A).........         2,177
     8,261     Sara Lee Corp..........................       155,389
       400     Sensient Technologies Corp.............         9,196
     1,059     *Smithfield Foods, Inc.................        24,272
       218     Tootsie Roll Industries, Inc...........         6,647
       300     Topps Co, Inc..........................         2,577
     2,219     Tyson Foods, Inc (Class A).............        23,566
     1,759     Wrigley (Wm.) Jr Co....................        98,909
                                                        ------------
               TOTAL FOOD AND KINDRED PRODUCTS             3,813,630
                                                        ------------
 FOOD STORES--0.42%
       240     *7-Eleven, Inc.........................         2,532
     3,725     Albertson's, Inc.......................        71,520
        15     *Arden Group, Inc (Class A)............           885
       174     *Great Atlantic & Pacific Tea Co,
                 Inc..................................         1,531
       100     Ingles Markets, Inc (Class A)..........         1,010
     8,200     *Kroger Co.............................       136,776
       276     *Panera Bread Co (Class A).............        11,040

   SHARES                                                  VALUE
   ------                                                  -----
       325     *Pathmark Stores, Inc..................  $      2,486
       300     Ruddick Corp...........................         4,716
     4,646     *Safeway, Inc..........................        95,057
     4,082     *Starbucks Corp........................       100,091
       100     Weis Markets, Inc......................         3,102
       562     *Whole Foods Market, Inc...............        26,712
       261     *Wild Oats Markets, Inc................         2,845
       595     Winn-Dixie Stores, Inc.................         7,324
                                                        ------------
               TOTAL FOOD STORES                             467,627
                                                        ------------
 FORESTRY--0.11%
     2,226     Weyerhaeuser Co........................       120,204
                                                        ------------
               TOTAL FORESTRY                                120,204
                                                        ------------
 FURNITURE AND FIXTURES--0.31%
       100     Bassett Furniture Industries, Inc......         1,328
       291     Ethan Allen Interiors, Inc.............        10,232
       561     *Furniture Brands International, Inc...        14,642
       900     Herman Miller, Inc.....................        18,189
       474     Hillenbrand Industries, Inc............        23,913
       641     HON Industries, Inc....................        19,551
        32     Hooker Furniture Corp..................           787
       950     Johnson Controls, Inc..................        81,320
       300     Kimball International, Inc (Class B)...         4,680
       600     La-Z-Boy, Inc..........................        13,428
       754     *Lear Corp.............................        34,699
     1,869     Leggett & Platt, Inc...................        38,315
     2,807     Newell Rubbermaid, Inc.................        78,596
       207     *Select Comfort Corp...................         3,391
        47     Stanley Furniture Co, Inc..............         1,288
       290     Steelcase, Inc (Class A)...............         3,410
                                                        ------------
               TOTAL FURNITURE AND FIXTURES                  347,769
                                                        ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.37%
     3,215     *Bed Bath & Beyond, Inc................       124,774
     2,702     *Best Buy Co, Inc......................       118,672
     2,568     Circuit City Stores, Inc (Circuit City
                 Group)...............................        22,598
       327     *Cost Plus, Inc........................        11,661
       140     *Electronics Boutique Holdings Corp....         3,235
       166     *Gamestop Corp.........................         2,145
       142     *Guitar Center, Inc....................         4,118
       166     Haverty Furniture Cos, Inc.............         2,905
       650     *Intertan, Inc.........................         5,330
       113     *Kirkland's, Inc.......................         1,825
       300     *Linens 'n Things, Inc.................         7,083
       900     Pier 1 Imports, Inc....................        18,360
     1,800     RadioShack Corp........................        47,358
       164     *Restoration Hardware, Inc.............           738
        77     *Rex Stores Corp.......................           932
       304     *The Bombay Co, Inc....................         3,232
       200     *Trans World Entertainment Corp........         1,024
       200     *Tweeter Home Entertainment Group,
                 Inc..................................         1,736
       101     *Ultimate Electronics, Inc.............         1,295
     1,022     *Williams-Sonoma, Inc..................        29,842
                                                        ------------
               TOTAL FURNITURE AND HOMEFURNISHINGS
                 STORES                                      408,863
                                                        ------------
 GENERAL BUILDING CONTRACTORS--0.31%
       187     *Beazer Homes U.S.A., Inc..............        15,615
       636     Centex Corp............................        49,474
       843     Clayton Homes, Inc.....................        10,580
     1,314     D.R. Horton, Inc.......................        36,923
        39     *Dominion Homes, Inc...................           930
       199     *Hovnanian Enterprises, Inc (Class
                 A)...................................        11,731
       464     KB Home................................        28,759
        48     Lennar Corp............................         3,298

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   39

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 GENERAL BUILDING CONTRACTORS--(CONTINUED)
       566     Lennar Corp (Class A)..................  $     40,469
       111     M/I Schottenstein Homes, Inc...........         4,737
       196     MDC Holdings, Inc......................         9,506
       182     *Meritage Corp.........................         8,965
        69     *NVR, Inc..............................        28,359
       100     *Palm Harbor Homes, Inc................         1,894
       173     *Perini Corp...........................         1,375
       579     Pulte Homes, Inc.......................        35,701
       200     Ryland Group, Inc......................        13,880
       435     Standard-Pacific Corp..................        14,425
       609     *Toll Brothers, Inc....................        17,241
       264     Walter Industries, Inc.................         3,102
        63     *WCI Communities, Inc..................         1,211
        45     *William Lyon Homes, Inc...............         1,433
                                                        ------------
               TOTAL GENERAL BUILDING CONTRACTORS            339,608
                                                        ------------
 GENERAL MERCHANDISE STORES--2.46%
       312     *99 Cents Only Stores..................        10,708
     1,266     *Big Lots, Inc.........................        19,041
       655     *BJ's Wholesale Club, Inc..............         9,864
        77     *Brookstone, Inc.......................         1,559
       300     Casey's General Stores, Inc............         4,242
     4,778     *Costco Wholesale Corp.................       174,875
       633     Dillard's, Inc (Class A)...............         8,527
     3,101     Dollar General Corp....................        56,624
     1,145     *Dollar Tree Stores, Inc...............        36,331
     1,670     Family Dollar Stores, Inc..............        63,711
     2,062     Federated Department Stores, Inc.......        75,985
       187     Fred's, Inc............................         6,953
     2,800     J.C. Penney Co, Inc....................        47,180
     3,081     *Kohl's Corp...........................       158,302
     3,048     May Department Stores Co...............        67,848
       400     *Neiman Marcus Group, Inc (Class A)....        14,640
     1,100     *Saks, Inc.............................        10,670
     3,084     Sears Roebuck & Co.....................       103,746
       288     *ShopKo Stores, Inc....................         3,744
       200     *Stein Mart, Inc.......................         1,198
     9,587     Target Corp............................       362,772
       100     *Tuesday Morning Corp..................         2,630
    27,976     Wal-Mart Stores, Inc...................     1,501,472
                                                        ------------
               TOTAL GENERAL MERCHANDISE STORES            2,742,622
                                                        ------------
 HEALTH SERVICES--0.68%
       406     *Accredo Health, Inc...................         8,851
       138     *American Healthways, Inc..............         4,985
       188     *Amsurg Corp...........................         5,734
       400     *Apria Healthcare Group, Inc...........         9,952
       900     *Beverly Enterprises, Inc..............         3,150
     2,579     *Caremark Rx, Inc......................        66,229
       132     *Chronimed, Inc........................         1,298
       434     *Community Health Systems, Inc.........         8,372
        60     *Corvel Corp...........................         2,160
       401     *Coventry Health Care, Inc.............        18,510
       296     *Cross Country Healthcare, Inc.........         3,904
       151     *CryoLife, Inc.........................         1,563
        94     *Curative Health Services, Inc.........         1,598
       712     *DaVita, Inc...........................        19,067
       202     *Dynacq International, Inc.............         3,389
       231     *Enzo Biochem, Inc.....................         4,971
       682     *Express Scripts, Inc..................        46,519
     1,009     *First Health Group Corp...............        27,869
       257     *Genesis Health Ventures, Inc..........         4,536
       175     *Gentiva Health Services, Inc..........         1,575
     5,135     HCA, Inc...............................       164,525

   SHARES                                                  VALUE
   ------                                                  -----
     2,300     Health Management Associates, Inc
                 (Class A)............................  $     42,435
     3,600     *Healthsouth Corp......................         1,872
       500     Hooper Holmes, Inc.....................         3,220
        65     *IMPAC Medical Systems, Inc............         1,357
       137     *Impath, Inc...........................         1,937
        72     *Inveresk Research Group, Inc..........         1,303
       103     *Kindred Healthcare, Inc...............         1,838
        48     *LabOne, Inc...........................         1,035
     1,511     *Laboratory Corp Of America Holdings...        45,557
       384     *LifePoint Hospitals, Inc..............         8,041
     1,085     *Lincare Holdings, Inc.................        34,188
       922     *Manor Care, Inc.......................        23,059
       200     *Matria Healthcare, Inc................         3,530
       210     *MIM Corp..............................         1,371
       100     *National Healthcare Corp..............         1,968
       224     *Odyssey HealthCare, Inc...............         8,307
       125     *Option Care, Inc......................         1,441
       358     *Orthodontic Centers Of America, Inc...         2,868
       218     *Pediatrix Medical Group, Inc..........         7,772
       675     *Province Healthcare Co................         7,472
       300     *RehabCare Group, Inc..................         4,395
       560     *Renal Care Group, Inc.................        19,718
       100     *Select Medical Corp...................         2,483
       200     *Specialty Laboratories, Inc...........         2,050
       164     *Sunrise Senior Living, Inc............         3,670
     5,268     *Tenet Healthcare Corp.................        61,372
       769     *Triad Hospitals, Inc..................        19,087
       200     *U.S. Physical Therapy, Inc............         2,510
       181     *United Surgical Partners
                 International, Inc...................         4,089
       596     *Universal Health Services, Inc (Class
                 B)...................................        23,614
       164     *VCA Antech, Inc.......................         3,209
       121     *VistaCare, Inc (Class A)..............         2,942
                                                        ------------
               TOTAL HEALTH SERVICES                         758,467
                                                        ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
       296     Granite Construction, Inc..............         5,671
       200     *Insituform Technologies, Inc (Class
                 A)...................................         3,536
                                                        ------------
               TOTAL HEAVY CONSTRUCTION, EXCEPT
                 BUILDING                                      9,207
                                                        ------------
 HOLDING AND OTHER INVESTMENT OFFICES--2.12%
       300     *4Kids Entertainment, Inc..............         5,580
       200     Acadia Realty Trust....................         1,830
        90     Alabama National Bancorp...............         4,363
        74     *Alexander's, Inc......................         6,178
       200     Alexandria Real Estate Equities, Inc...         9,000
       108     Allegiant Bancorp, Inc.................         2,187
     1,050     Allied Capital Corp....................        24,255
       925     AMB Property Corp......................        26,057
       200     Amcore Financial, Inc..................         4,656
        54     American Land Lease, Inc...............           907
        85     American Mortgage Acceptance Co........         1,476
       148     AMLI Residential Properties Trust......         3,485
       834     Annaly Mortgage Management, Inc........        16,605
       503     Anthracite Capital, Inc................         6,066
       334     Anworth Mortgage Asset Corp............         5,150
       864     Apartment Investment & Management Co
                 (Class A)............................        29,894
       268     Apex Mortgage Capital, Inc.............         1,466
     1,820     Archstone-Smith Trust..................        43,680
       700     Arden Realty, Inc......................        18,165
       100     Associated Estates Realty Corp.........           657
       623     AvalonBay Communities, Inc.............        26,565
       300     Bedford Property Investors, Inc........         8,520
       645     Boston Properties, Inc.................        28,251
       300     *Boykin Lodging Co.....................         2,340
       232     Brandywine Realty Trust................         5,712

 40  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       600     BRE Properties, Inc (Class A)..........  $     19,920
       518     Brookline Bancorp, Inc.................         7,252
       331     Camden Property Trust..................        11,568
       260     Capital Automotive REIT................         7,277
        70     Capitol Bancorp Ltd....................         1,897
       100     Capstead Mortgage Corp.................         1,127
       703     CarrAmerica Realty Corp................        19,550
       186     CBL & Associates Properties, Inc.......         7,998
       300     Centerpoint Properties Trust...........        18,375
       200     Chateau Communities, Inc...............         5,918
       355     Chelsea Property Group, Inc............        14,310
        65     *Cherokee, Inc.........................         1,301
       139     Colonial Properties Trust..............         4,891
       365     Commercial Net Lease Realty, Inc.......         6,293
       110     Community Banks, Inc...................         3,279
       500     Community First Bankshares, Inc........        13,650
       116     Connecticut Bancshares, Inc............         4,553
       575     Cornerstone Realty Income Trust, Inc...         4,203
       306     Corporate Office Properties Trust......         5,181
        65     Correctional Properties Trust..........         1,820
       526     Cousins Properties, Inc................        14,675
       749     Crescent Real Estate Equities Co.......        12,441
       275     Crown American Realty Trust............         2,954
       674     Developers Diversified Realty Corp.....        19,169
     1,392     Duke Realty Corp.......................        38,350
       161     Eastgroup Properties, Inc..............         4,347
       300     Entertainment Properties Trust.........         8,625
       427     Equity Inns, Inc.......................         2,946
     4,397     Equity Office Properties Trust.........       118,763
       300     Equity One, Inc........................         4,920
     3,000     Equity Residential.....................        77,850
       232     Essex Property Trust, Inc..............        13,282
       100     F & M Bancorp..........................         4,932
       327     Federal Realty Investment Trust........        10,464
       408     *FelCor Lodging Trust, Inc.............         3,203
       100     First Defiance Financial Corp..........         1,984
       125     First Indiana Corp.....................         2,140
       400     First Industrial Realty Trust, Inc.....        12,640
       433     First Niagara Financial Group, Inc.....         6,045
       100     First Place Financial Corp.............         1,732
       800     Fremont General Corp...................        10,960
       967     Friedman Billings Ramsey Group, Inc....        12,958
       402     Gables Residential Trust...............        12,152
       600     General Growth Properties, Inc.........        37,464
       110     German American Bancorp................         1,920
        81     Gladstone Capital Corp.................         1,671
       210     Glenborough Realty Trust, Inc..........         4,022
       511     Glimcher Realty Trust..................        11,446
       149     Great Lakes REIT.......................         2,384
       451     Greater Bay Bancorp....................         9,264
        81     *Hawthorne Financial Corp..............         2,807
       724     Health Care Property Investors, Inc....        30,661
       439     Health Care REIT, Inc..................        13,390
       400     Healthcare Realty Trust, Inc...........        11,660
       165     Heritage Property Investment Trust.....         4,468
       500     Highwoods Properties, Inc..............        11,150
       242     Home Properties Of New York, Inc.......         8,528
       700     Hospitality Properties Trust...........        21,875
     2,500     *Host Marriott Corp....................        22,875
     1,400     HRPT Properties Trust..................        12,880
       562     IMPAC Mortgage Holdings, Inc...........         9,380
       577     Independence Community Bank Corp.......        16,283
       208     Innkeepers U.S.A. Trust................         1,414

   SHARES                                                  VALUE
   ------                                                  -----
       378     Investors Real Estate Trust............  $      4,079
       926     iStar Financial, Inc...................        33,799
       191     Keystone Property Trust................         3,535
       254     Kilroy Realty Corp.....................         6,985
     1,050     Kimco Realty Corp......................        39,795
       178     Koger Equity, Inc......................         3,067
       312     Kramont Realty Trust...................         5,148
     1,264     *La Quinta Corp........................         5,448
       200     LaSalle Hotel Properties...............         2,956
       576     Lexington Corporate Properties Trust...        10,195
       800     Liberty Property Trust.................        27,680
       177     *Local Financial Corp..................         2,556
       129     LTC Properties, Inc....................         1,232
       428     Macerich Co............................        15,036
       488     Mack-Cali Realty Corp..................        17,753
       100     Manufactured Home Communities, Inc.....         3,511
        35     MASSBANK Corp..........................         1,266
       300     *Meristar Hospitality Corp.............         1,542
       488     MFA Mortgage Investments, Inc..........         4,900
       300     Mid Atlantic Realty Trust..............         6,282
       161     Mid-America Apartment Communities,
                 Inc..................................         4,349
       223     Mills Corp.............................         7,482
       114     Mission West Properties, Inc...........         1,296
       200     National Health Investors, Inc.........         3,688
        54     National Health Realty, Inc............           863
       400     Nationwide Health Properties, Inc......         6,372
       928     New Plan Excel Realty Trust............        19,813
       216     Newcastle Investment Corp..............         4,229
        95     Novastar Financial, Inc................         5,676
       147     *Omega Healthcare Investors, Inc.......           772
       137     Oriental Financial Group, Inc..........         3,520
       200     Pacific Northwest Bancorp..............         6,952
       508     Pan Pacific Retail Properties, Inc.....        19,990
       100     Parkway Properties, Inc................         4,205
       154     Pennsylvania Real Estate Investment
                 Trust................................         4,612
     1,870     Plum Creek Timber Co, Inc..............        48,527
     1,403     Popular, Inc...........................        54,142
       100     Port Financial Corp....................         5,388
       300     Post Properties, Inc...................         7,950
       453     Prentiss Properties Trust..............        13,585
       600     *Price Legacy Corp.....................         2,250
        49     PrivateBancorp, Inc....................         1,336
     1,677     Prologis...............................        45,782
       101     Prosperity Bancshares, Inc.............         1,944
        38     Provident Bancorp, Inc.................         1,220
       135     PS Business Parks, Inc.................         4,766
     1,014     Public Storage, Inc....................        34,344
        53     *Quaker City Bancorp, Inc..............         2,176
       208     RAIT Investment Trust..................         5,512
       113     Ramco-Gershenson Properties............         2,633
       300     Realty Income Corp.....................        11,424
       503     Reckson Associates Realty Corp.........        10,493
       133     Redwood Trust, Inc.....................         5,308
       200     Regency Centers Corp...................         6,996
       300     RFS Hotel Investors, Inc...............         3,696
       890     Rouse Co...............................        33,909
       250     Sandy Spring Bancorp, Inc..............         7,900
       100     Saul Centers, Inc......................         2,560
       479     Senior Housing Properties Trust........         6,495
       287     Shurgard Storage Centers, Inc (Class
                 A)...................................         9,494
     1,400     Simon Property Group, Inc..............        54,642
       105     Sizeler Property Investors.............         1,076
       242     SL Green Realty Corp...................         8,443
       137     Sovran Self Storage, Inc...............         4,316

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   41

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
        88     Suffolk Bancorp........................  $      2,834
       248     Summit Properties, Inc.................         5,121
       136     Sun Communities, Inc...................         5,345
        64     Superior Financial Corp................         1,536
       400     Susquehanna Bancshares, Inc............         9,340
        47     Tanger Factory Outlet Centers, Inc.....         1,555
       300     Taubman Centers, Inc...................         5,748
       576     Thornburg Mortgage, Inc................        14,227
       149     Tompkins Trustco, Inc..................         6,653
       151     Town & Country Trust...................         3,511
       827     Trizec Properties, Inc.................         9,403
       180     U.S. Restaurant Properties, Inc........         2,826
     1,187     United Dominion Realty Trust, Inc......        20,440
        58     United Mobile Homes, Inc...............           879
       143     United National Bancorp................         3,945
       100     Universal Health Realty Income Trust...         2,700
       213     Urstadt Biddle Properties, Inc (Class
                 A)...................................         2,739
     1,100     Ventas, Inc............................        16,665
       762     Vornado Realty Trust...................        33,223
     9,795     Washington Mutual, Inc.................       404,534
       338     Washington Real Estate Investment
                 Trust................................         9,194
       306     Waypoint Financial Corp................         5,520
       587     Weingarten Realty Investors............        24,595
        51     Westfield Financial, Inc...............           959
       100     Winston Hotels, Inc....................           817
                                                        ------------
               TOTAL HOLDING AND OTHER INVESTMENT
                 OFFICES                                   2,359,682
                                                        ------------
 HOTELS AND OTHER LODGING PLACES--0.26%
       113     *Ameristar Casinos, Inc................         2,413
       300     *Boca Resorts, Inc (Class A)...........         3,900
       300     *Boyd Gaming Corp......................         5,178
       215     *Choice Hotels International, Inc......         5,872
       889     *Extended Stay America, Inc............        11,993
     3,226     Hilton Hotels Corp.....................        41,261
       373     Mandalay Resort Group..................        11,880
       200     Marcus Corp............................         2,990
     2,038     Marriott International, Inc (Class
                 A)...................................        78,300
       700     *MGM Mirage............................        23,926
     3,470     *Park Place Entertainment Corp.........        31,542
       200     *Pinnacle Entertainment, Inc...........         1,360
       400     *Prime Hospitality Corp................         2,684
     2,153     Starwood Hotels & Resorts Worldwide,
                 Inc..................................        61,554
        78     *Vail Resorts, Inc.....................         1,051
        44     *Wynn Resorts Ltd......................           778
                                                        ------------
               TOTAL HOTELS AND OTHER LODGING PLACES         286,682
                                                        ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.52%
     4,114     3M Co..................................       530,624
        86     *Aaon, Inc.............................         1,593
       111     *Actuant Corp..........................         5,253
       900     *Adaptec, Inc..........................         7,002
       652     *Advanced Digital Information Corp.....         6,513
       849     *AGCO Corp.............................        14,501
       645     *American Standard Cos, Inc............        47,685
     3,817     *Apple Computer, Inc...................        72,981
    17,393     *Applied Materials, Inc................       275,853
       100     *Astec Industries, Inc.................           872
        70     *ASV, Inc..............................         1,018
       300     *Asyst Technologies, Inc...............         2,007
       383     *Avocent Corp..........................        11,463
       900     *Axcelis Technologies, Inc.............         5,508
     3,574     Baker Hughes, Inc......................       119,979
        41     BHA Group Holdings, Inc................           812
       839     Black & Decker Corp....................        36,455

   SHARES                                                  VALUE
   ------                                                  -----
       243     Black Box Corp.........................  $      8,797
       200     Briggs & Stratton Corp.................        10,100
       388     *Brooks Automation, Inc................         4,400
        86     Cascade Corp...........................         1,496
     3,664     Caterpillar, Inc.......................       203,938
       600     *Cirrus Logic, Inc.....................         2,412
    73,882     *Cisco Systems, Inc....................     1,225,702
       300     *Computer Network Technology Corp......         2,430
       500     *Concurrent Computer Corp..............         1,460
       446     *Cooper Cameron Corp...................        22,469
       688     *Cray, Inc.............................         5,435
       318     Cummins, Inc...........................        11,413
       200     *Cuno, Inc.............................         7,224
       300     *Cymer, Inc............................         9,603
     2,466     Deere & Co.............................       112,696
    23,862     *Dell Computer Corp....................       762,630
       700     Diebold, Inc...........................        30,275
       453     Donaldson Co, Inc......................        20,136
       281     *Dot Hill Systems Corp.................         3,681
     2,173     Dover Corp.............................        65,103
        59     *Dril-Quip, Inc........................         1,074
       745     Eaton Corp.............................        58,564
       500     *Electronics For Imaging, Inc..........        10,145
    23,448     *EMC Corp..............................       245,501
       900     *Emulex Corp...........................        20,493
       118     Engineered Support Systems, Inc........         4,938
       215     *EnPro Industries, Inc.................         2,298
       200     *Esterline Technologies Corp...........         3,482
       313     *FalconStor Software, Inc..............         2,094
       121     *Fargo Electronics, Inc................         1,177
       500     *Flowserve Corp........................         9,835
       688     *FMC Technologies, Inc.................        14,482
       169     *Gardner Denver, Inc...................         3,458
     1,600     *Gateway, Inc..........................         5,840
       100     *General Binding Corp..................         1,200
       258     *Global Power Equipment Group, Inc.....         1,200
       100     Gorman-Rupp Co.........................         2,400
       614     Graco, Inc.............................        19,648
       817     *Grant Prideco, Inc....................         9,600
       200     *Handspring, Inc.......................           226
    31,928     Hewlett-Packard Co.....................       680,066
        96     *Hydril Co.............................         2,616
       310     *Hypercom Corp.........................         1,287
       255     IDEX Corp..............................         9,241
       300     *InFocus Corp..........................         1,416
    17,044     International Business Machines Corp...     1,406,130
       929     International Game Technology..........        95,065
       420     *Iomega Corp...........................         4,452
       908     ITT Industries, Inc....................        59,438
       400     JLG Industries, Inc....................         2,720
       396     *Joy Global, Inc.......................         5,849
        85     *Kadant, Inc...........................         1,594
       300     Kaydon Corp............................         6,240
       286     Kennametal, Inc........................         9,678
       248     *Komag, Inc............................         2,934
       400     *Kulicke & Soffa Industries, Inc.......         2,556
     1,400     *Lam Research Corp.....................        25,494
       400     Lennox International, Inc..............         5,148
     1,297     *Lexmark International, Inc............        91,789
       300     Lincoln Electric Holdings, Inc.........         6,123
       100     Lindsay Manufacturing Co...............         2,322
       100     Lufkin Industries, Inc.................         2,435
       278     Manitowoc Co, Inc......................         6,199
     2,460     *Maxtor Corp...........................        18,475

 42  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
       200     *Micros Systems, Inc...................  $      6,596
       164     Milacron, Inc..........................           802
       300     Modine Manufacturing Co................         5,811
       120     Nacco Industries, Inc (Class A)........         7,073
       905     *National-Oilwell, Inc.................        19,910
     3,460     *Network Appliance, Inc................        56,087
       200     Nordson Corp...........................         4,770
       267     *Oil States International, Inc.........         3,231
       300     *Omnicell, Inc.........................         3,072
        69     *Overland Storage, Inc.................         1,403
     1,143     Pall Corp..............................        25,718
       306     *Palm, Inc.............................         4,979
     1,203     Parker Hannifin Corp...................        50,514
       300     *Paxar Corp............................         3,300
       553     Pentair, Inc...........................        21,600
     2,519     Pitney Bowes, Inc......................        96,755
       147     *Planar Systems, Inc...................         2,875
       300     *Presstek, Inc.........................         1,869
       200     *ProQuest Co...........................         5,160
     1,410     *Quantum Corp..........................         5,711
       200     *Rainbow Technologies, Inc.............         1,682
       986     *Riverstone Networks, Inc..............         1,163
        78     Robbins & Myers, Inc...................         1,443
       557     *Sandisk Corp..........................        22,475
       200     Sauer-Danfoss, Inc.....................         2,150
       100     Schawk, Inc............................         1,048
       519     *Scientific Games Corp (Class A).......         4,879
       100     *Semitool, Inc.........................           493
       168     *Sigma Designs, Inc....................         1,824
     1,700     *Silicon Graphics, Inc.................         1,938
     1,003     *Smith International, Inc..............        36,850
     9,670     *Solectron Corp........................        36,166
       800     *SPX Corp..............................        35,248
       100     Standex International Corp.............         2,100
       400     Stewart & Stevenson Services, Inc......         6,300
     1,074     *Storage Technology Corp...............        27,645
       519     *Surebeam Corp (Class A)...............         1,375
     2,350     Symbol Technologies, Inc...............        30,574
       139     Tecumseh Products Co (Class A).........         5,325
       100     Tennant Co.............................         3,675
       458     *Terex Corp............................         8,940
       100     Thomas Industries, Inc.................         2,705
       748     Timken Co..............................        13,097
       300     Toro Co................................        11,925
       200     *Ultratech, Inc........................         3,698
       400     *UNOVA, Inc............................         4,440
       262     *Veeco Instruments, Inc................         4,462
     2,100     *Western Digital Corp..................        21,630
        67     Woodward Governor Co...................         2,881
     7,703     *Xerox Corp............................        81,575
       362     York International Corp................         8,471
       300     *Zebra Technologies Corp (Class A).....        22,557
                                                        ------------
               TOTAL INDUSTRIAL MACHINERY AND
                 EQUIPMENT                                 7,256,411
                                                        ------------
 INSTRUMENTS AND RELATED PRODUCTS--2.69%
       255     *Aclara BioSciences, Inc...............         1,079
       274     *Advanced Medical Optics, Inc..........         4,672
       127     *Advanced Neuromodulation Systems,
                 Inc..................................         6,575
     5,077     *Agilent Technologies, Inc.............        99,255
       400     *Aksys Ltd.............................         5,180
       300     *Alaris Medical Systems, Inc...........         3,885
       800     *Align Technology, Inc.................        10,040
       190     *American Medical Systems Holdings,
                 Inc..................................         3,205

   SHARES                                                  VALUE
   ------                                                  -----
       100     Analogic Corp..........................  $      4,876
     2,353     Applera Corp (Applied Biosystems
                 Group)...............................        44,778
        86     Arrow International, Inc...............         3,797
       200     *Arthrocare Corp.......................         3,352
       494     Bard (C.R.), Inc.......................        35,227
       560     Bausch & Lomb, Inc.....................        21,000
     6,384     Baxter International, Inc..............       165,984
       600     Beckman Coulter, Inc...................        24,384
     2,794     Becton Dickinson & Co..................       108,547
        80     BEI Technologies, Inc..................           960
       198     *Biolase Technology, Inc...............         2,125
     2,766     Biomet, Inc............................        79,274
       256     *Bio-Rad Laboratories, Inc (Class A)...        14,170
     3,381     *Boston Scientific Corp................       206,579
       104     *Bruker Daltonics, Inc.................           554
        81     *Candela Corp..........................           933
        61     *Cantel Medical Corp...................           819
       504     *Cardiac Science, Inc..................         1,351
       300     *Cardiodynamics International Corp.....         1,023
       209     *Cepheid, Inc..........................         1,032
       177     *Cerus Corp............................         1,333
       107     *Cholestech Corp.......................         1,056
       100     *Closure Medical Corp..................         1,888
       359     *Cognex Corp...........................         8,024
       265     *Coherent, Inc.........................         6,275
       200     Cohu, Inc..............................         3,120
       100     *Cole National Corp....................         1,252
       200     *Conceptus, Inc........................         2,810
       200     *Concord Camera Corp...................         1,418
       450     *Conmed Corp...........................         8,217
       453     Cooper Cos, Inc........................        15,751
       664     *Credence Systems Corp.................         5,624
       200     *Cyberonics, Inc.......................         4,302
     1,100     *Cytyc Corp............................        11,572
       100     Datascope Corp.........................         2,969
       841     Dentsply International, Inc............        34,397
       184     *Dionex Corp...........................         7,314
       251     *DRS Technologies, Inc.................         7,008
     3,134     Eastman Kodak Co.......................        85,715
       137     EDO Corp...............................         2,425
       648     *Edwards Lifesciences Corp.............        20,827
       100     *Endocare, Inc.........................           410
       100     *ESCO Technologies, Inc................         4,400
        62     *Exactech, Inc.........................           893
        81     *Excel Technology, Inc.................         1,849
       177     *FEI Co................................         3,321
       500     *Fisher Scientific International,
                 Inc..................................        17,450
       250     *Flir Systems, Inc.....................         7,538
       150     *Fossil, Inc...........................         3,534
     3,215     Guidant Corp...........................       142,714
       151     *Haemonetics Corp......................         2,824
       177     *Hanger Orthopedic Group, Inc..........         2,027
       109     *Herley Industries, Inc................         1,851
       177     *Hologic, Inc..........................         2,333
       111     *ICU Medical, Inc......................         3,458
       286     *Igen International, Inc...............         8,980
       100     *Ii-Vi, Inc............................         2,308
       100     *Inamed Corp...........................         5,369
       400     *Input/Output, Inc.....................         2,152
       159     *Integra LifeSciences Holding..........         4,194
        64     *Integrated Defense Technology, Inc....           993
       158     *Interpore International...............         2,011
       328     *Intuitive Surgical, Inc...............         2,486
       316     Invacare Corp..........................        10,428

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   43

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
       181     *Invision Technologies, Inc............  $      4,539
       200     *Ionics, Inc...........................         4,474
       162     *I-Stat Corp...........................         1,456
       304     *Itron, Inc............................         6,554
       213     *Ixia..................................         1,370
       100     Keithley Instruments, Inc..............         1,445
        66     *Kensey Nash Corp......................         1,727
     2,096     *KLA-Tencor Corp.......................        97,443
       102     *KVH Industries, Inc...................         2,522
       189     *Kyphon, Inc...........................         2,858
       137     *Laserscope............................         1,095
       561     *Lexar Media, Inc......................         5,352
       522     *LTX Corp..............................         4,500
        82     *Medical Action Industries, Inc........         1,339
    12,837     Medtronic, Inc.........................       615,791
       370     Mentor Corp............................         7,171
       105     *Merit Medical Systems, Inc............         2,098
       333     *Mettler-Toledo International, Inc.....        12,204
       552     *Millipore Corp........................        24,492
       100     Mine Safety Appliances Co..............         4,362
       229     *MKS Instruments, Inc..................         4,138
       100     *Molecular Devices Corp................         1,591
       100     Movado Group, Inc......................         2,175
       221     MTS Systems Corp.......................         3,258
       407     *Newport Corp..........................         6,024
       172     *Novoste Corp..........................         1,032
       200     *Oakley, Inc...........................         2,354
       155     *Ocular Sciences, Inc..................         3,077
       485     *Orbital Sciences Corp.................         3,541
       293     *Orthologic Corp.......................         1,345
       161     *Osteotech, Inc........................         2,188
     1,191     PerkinElmer, Inc.......................        16,448
       200     *Photon Dynamics, Inc..................         5,526
       500     *Pinnacle Systems, Inc.................         5,350
       164     *Possis Medical, Inc...................         2,250
     4,194     Raytheon Co............................       137,731
       314     *Resmed, Inc...........................        12,309
       382     *Respironics, Inc......................        14,333
     1,703     Rockwell Automation, Inc...............        40,600
       122     *Rofin-Sinar Technologies, Inc.........         1,715
       400     Roper Industries, Inc..................        14,880
       100     *Rudolph Technologies, Inc.............         1,596
       168     *Sola International, Inc...............         2,923
       126     *Sonic Solutions, Inc..................         1,086
       150     *SonoSite, Inc.........................         2,993
     1,820     *St. Jude Medical, Inc.................       104,650
       180     *Staar Surgical Co.....................         2,088
       258     *Star Scientific, Inc..................           888
       700     *Steris Corp...........................        16,163
     1,485     Stryker Corp...........................       103,014
       400     *Sybron Dental Specialties, Inc........         9,440
        89     *Synovis Life Technologies, Inc........         1,771
       400     *Techne Corp...........................        12,136
       774     *Tektronix, Inc........................        16,718
       458     Teleflex, Inc..........................        19,488
     1,914     *Teradyne, Inc.........................        33,131
       300     *Theragenics Corp......................         1,290
       203     *Therasense, Inc.......................         2,030
     1,697     *Thermo Electron Corp..................        35,671
       483     *Thoratec Corp.........................         7,197
       333     *Trimble Navigation Ltd................         7,636
       200     *TriPath Imaging, Inc..................         1,366
       100     United Industrial Corp.................         1,630

   SHARES                                                  VALUE
   ------                                                  -----
       642     *Varian Medical Systems, Inc...........  $     36,960
       283     *Varian, Inc...........................         9,812
       100     *Ventana Medical Systems, Inc..........         2,718
       204     *Viasys Healthcare, Inc................         4,223
       400     *Visx, Inc.............................         6,940
        94     *Vital Images, Inc.....................         1,728
        61     Vital Signs, Inc.......................         1,584
       302     *Vivus, Inc............................         1,552
     1,300     *Waters Corp...........................        37,869
       143     *Wright Medical Group, Inc.............         2,717
       300     X-Rite, Inc............................         2,973
        43     *Young Innovations, Inc................         1,226
     2,067     *Zimmer Holdings, Inc..................        93,118
       100     *Zoll Medical Corp.....................         3,356
       100     *Zygo Corp.............................           800
                                                        ------------
               TOTAL INSTRUMENTS AND RELATED PRODUCTS      2,998,614
                                                        ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.37%
     2,801     AON Corp...............................        67,448
       644     Brown & Brown, Inc.....................        20,930
       200     *Clark, Inc............................         2,390
       245     Crawford & Co (Class B)................         1,203
       900     Gallagher (Arthur J.) & Co.............        24,480
       300     Hilb, Rogal & Hamilton Co..............        10,212
     5,636     Marsh & McLennan Cos, Inc..............       287,831
                                                        ------------
               TOTAL INSURANCE AGENTS, BROKERS AND
                 SERVICE                                     414,494
                                                        ------------
 INSURANCE CARRIERS--4.39%
       300     21st Century Insurance Group...........         4,290
       678     *AdvancePCS............................        25,920
     1,542     Aetna, Inc.............................        92,828
     5,441     Aflac, Inc.............................       167,311
       321     Alfa Corp..............................         4,080
        42     *Alleghany Corp........................         8,022
       500     *Allmerica Financial Corp..............         8,995
     7,410     Allstate Corp..........................       264,167
       927     Ambac Financial Group, Inc.............        61,414
       281     American Financial Group, Inc..........         6,407
    24,162     American International Group, Inc......     1,333,259
       120     *American Medical Security Group,
                 Inc..................................         2,292
       100     American National Insurance Co.........         8,639
        87     *American Physicians Capital, Inc......         2,110
       217     *AMERIGROUP Corp.......................         8,072
       424     AmerUs Group Co........................        11,953
     1,501     *Anthem, Inc...........................       115,802
       200     *Argonaut Group, Inc...................         2,466
       125     Baldwin & Lyons, Inc (Class B).........         2,969
       548     Berkley (W.R.) Corp....................        28,880
       103     *Centene Corp..........................         4,007
     1,736     Chubb Corp.............................       104,160
     1,391     Cigna Corp.............................        65,294
     1,458     Cincinnati Financial Corp..............        54,077
       230     *Citizens, Inc.........................         1,672
       303     *CNA Financial Corp....................         7,454
       100     *CNA Surety Corp.......................           985
       100     *Cobalt Corp...........................         2,055
       225     Commerce Group, Inc....................         8,145
       100     Delphi Financial Group, Inc (Class
                 A)...................................         4,680
        32     *Enstar Group, Inc.....................         1,261
       354     Erie Indemnity Co (Class A)............        14,603
        79     FBL Financial Group, Inc (Class A).....         1,592
     1,460     Fidelity National Financial, Inc.......        44,910
        72     Financial Industries Corp..............         1,061
       600     First American Corp....................        15,810
        68     Great American Financial Resources,
                 Inc..................................           891

 44  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 INSURANCE CARRIERS--(CONTINUED)
       316     Harleysville Group, Inc................  $      7,274
     2,607     Hartford Financial Services Group,
                 Inc..................................       131,289
       672     HCC Insurance Holdings, Inc............        19,871
     1,025     *Health Net, Inc.......................        33,774
       100     *HealthExtras, Inc.....................           782
       347     Horace Mann Educators Corp.............         5,597
     1,700     *Humana, Inc...........................        25,670
     1,581     Jefferson-Pilot Corp...................        65,548
     2,975     John Hancock Financial Services, Inc...        91,422
        77     Kansas City Life Insurance Co..........         3,299
       200     Landamerica Financial Group, Inc.......         9,500
       431     Leucadia National Corp.................        15,999
     1,800     Lincoln National Corp..................        64,134
     1,333     Loews Corp.............................        63,038
       106     *Markel Corp...........................        27,136
     1,458     MBIA, Inc..............................        71,078
       237     Mercury General Corp...................        10,819
     3,133     MetLife, Inc...........................        88,727
       849     MGIC Investment Corp...................        39,597
       533     *Mid Atlantic Medical Services, Inc....        27,876
        70     Midland Co.............................         1,555
       618     MONY Group, Inc........................        16,655
        19     *National Western Life Insurance Co
                 (Class A)............................         2,098
       456     Nationwide Financial Services, Inc
                 (Class A)............................        14,820
        37     *Navigators Group, Inc.................         1,103
       154     Odyssey Re Holdings Corp...............         3,249
       468     *Ohio Casualty Corp....................         6,168
     1,400     Old Republic International Corp........        47,978
       900     *Oxford Health Plans, Inc..............        37,827
       400     *Pacificare Health Systems, Inc........        19,732
       203     *Philadelphia Consolidated Holding
                 Corp.................................         8,201
       922     Phoenix Cos, Inc.......................         8,326
        61     *Pico Holdings, Inc....................           793
       400     PMA Capital Corp (Class A).............         5,028
       906     PMI Group, Inc.........................        24,317
       200     Presidential Life Corp.................         2,822
     3,028     Principal Financial Group..............        97,653
       196     *ProAssurance Corp.....................         5,290
     2,071     Progressive Corp.......................       151,390
       731     Protective Life Corp...................        19,554
     5,930     Prudential Financial, Inc..............       199,545
     1,027     Radian Group, Inc......................        37,640
       350     Reinsurance Group Of America, Inc......        11,235
       200     RLI Corp...............................         6,580
     1,383     Safeco Corp............................        48,792
       237     Selective Insurance Group, Inc.........         5,937
       245     *Sierra Health Services, Inc...........         4,900
     2,300     St. Paul Cos, Inc......................        83,973
       333     Stancorp Financial Group, Inc..........        17,389
       100     State Auto Financial Corp..............         2,245
       200     *Stewart Information Services Corp.....         5,570
     1,317     Torchmark Corp.........................        49,058
       250     Transatlantic Holdings, Inc............        17,288
     4,556     Travelers Property Casualty Corp (Class
                 A)...................................        72,440
     4,551     Travelers Property Casualty Corp (Class
                 B)...................................        71,769
        73     *Triad Guaranty, Inc...................         2,770
       354     *UICI..................................         5,335
        67     United Fire & Casualty Co..............         2,177
     5,760     UnitedHealth Group, Inc................       289,440
       400     Unitrin, Inc...........................        10,848
       215     *Universal American Financial Corp.....         1,370
     2,900     UnumProvident Corp.....................        38,889
        88     *WellChoice, Inc.......................         2,577

   SHARES                                                  VALUE
   ------                                                  -----
     1,537     *Wellpoint Health Networks, Inc........  $    129,569
        10     Wesco Financial Corp...................         3,120
       100     Zenith National Insurance Corp.........         2,850
                                                        ------------
               TOTAL INSURANCE CARRIERS                    4,892,828
                                                        ------------
 JUSTICE, PUBLIC ORDER AND SAFETY--0.00%
       100     *Wackenhut Corrections Corp............         1,371
                                                        ------------
               TOTAL JUSTICE, PUBLIC ORDER AND SAFETY          1,371
                                                        ------------
 LEATHER AND LEATHER PRODUCTS--0.07%
       162     Brown Shoe Co, Inc.....................         4,828
       872     *Coach, Inc............................        43,373
       200     K-Swiss, Inc (Class A).................         6,904
       126     *Maxwell Shoe Co, Inc (Class A)........         1,814
       100     *Steven Madden Ltd.....................         2,184
       184     *Timberland Co (Class A)...............         9,726
        20     Weyco Group, Inc.......................           920
       400     Wolverine World Wide, Inc..............         7,704
                                                        ------------
               TOTAL LEATHER AND LEATHER PRODUCTS             77,453
                                                        ------------
 LEGAL SERVICES--0.00%
       165     *Pre-Paid Legal Services, Inc..........         4,047
                                                        ------------
               TOTAL LEGAL SERVICES                            4,047
                                                        ------------
 LUMBER AND WOOD PRODUCTS--0.07%
        40     American Woodmark Corp.................         1,862
       400     *Champion Enterprises, Inc.............         2,072
       100     Deltic Timber Corp.....................         2,845
     2,617     Georgia-Pacific Corp...................        49,592
       100     *Modtech Holdings, Inc.................           919
       450     Rayonier, Inc..........................        14,850
       100     Skyline Corp...........................         3,000
       200     Universal Forest Products, Inc.........         4,188
                                                        ------------
               TOTAL LUMBER AND WOOD PRODUCTS                 79,328
                                                        ------------
 METAL MINING--0.18%
       100     *Cleveland-Cliffs, Inc.................         1,785
     1,560     *Coeur D'alene Mines Corp..............         2,168
     1,002     Freeport-McMoRan Copper & Gold, Inc
                 (Class A)............................        24,549
     1,152     *Hecla Mining Co.......................         4,873
     3,847     Newmont Mining Corp....................       124,874
       872     *Phelps Dodge Corp.....................        33,432
       168     Royal Gold, Inc........................         3,610
       113     Southern Peru Copper Corp..............         1,729
       396     *Stillwater Mining Co..................         2,035
                                                        ------------
               TOTAL METAL MINING                            199,055
                                                        ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.15%
       300     Blyth, Inc.............................         8,160
       625     Callaway Golf Co.......................         8,263
       149     *Daktronics, Inc.......................         2,436
     1,267     Hasbro, Inc............................        22,160
       919     *Identix, Inc..........................         5,836
       211     *Jakks Pacific, Inc....................         2,804
       300     *K2, Inc...............................         3,675
        56     *Leapfrog Enterprises, Inc.............         1,781
       100     *Lydall, Inc...........................         1,070
     4,580     Mattel, Inc............................        86,654
       275     Nautilus Group, Inc....................         3,410
       200     Oneida Ltd.............................         1,350
        89     Penn Engineering & Manufacturing
                 Corp.................................         1,215
       141     *RC2 Corp..............................         2,398
       100     Russ Berrie & Co, Inc..................         3,651
       175     *Shuffle Master, Inc...................         5,143

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   45

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 MISCELLANEOUS MANUFACTURING INDUSTRIES--(CONTINUED)
       100     *Steinway Musical Instruments, Inc.....  $      1,540
       209     *Yankee Candle Co, Inc.................         4,853
                                                        ------------
               TOTAL MISCELLANEOUS MANUFACTURING
                 INDUSTRIES                                  166,399
                                                        ------------
 MISCELLANEOUS RETAIL--1.06%
       198     *1-800-Flowers.com, Inc (Class A)......         1,632
       110     *AC Moore Arts & Crafts, Inc...........         2,203
       247     *Alloy, Inc............................         1,593
     2,197     *Amazon.com, Inc.......................        80,169
       409     *Barnes & Noble, Inc...................         9,427
       134     *Big 5 Sporting Goods Corp.............         1,679
        73     Blair Corp.............................         1,621
       115     *Blue Rhino Corp.......................         1,379
       800     *Borders Group, Inc....................        14,088
       200     Cash America International, Inc........         2,644
       150     *Coldwater Creek, Inc..................         1,850
     4,106     CVS Corp...............................       115,091
       133     *Dick's Sporting Goods, Inc............         4,878
       333     *Drugstore.com, Inc....................         1,945
       265     *Duane Reade, Inc......................         3,909
     2,164     *eBay, Inc.............................       225,446
       200     *Finlay Enterprises, Inc...............         3,310
       178     Friedman's, Inc (Class A)..............         2,024
        95     *Galyans Trading Co, Inc...............         1,362
        84     *Gart Sports Co........................         2,382
       200     Hancock Fabrics, Inc...................         3,230
        65     *Hibbett Sporting Goods, Inc...........         2,141
       318     *Jill (J.) Group, Inc..................         5,355
       131     *Jo-Ann Stores, Inc (Class A)..........         3,314
       300     Longs Drug Stores Corp.................         4,980
       400     *Marvel Enterprises, Inc...............         7,640
       700     Michaels Stores, Inc...................        26,642
       257     *MSC Industrial Direct Co (Class A)....         4,600
     3,250     *Office Depot, Inc.....................        47,158
     1,600     *OfficeMax, Inc........................        10,480
       919     Omnicare, Inc..........................        31,053
        93     *Overstock.com, Inc....................         1,349
       106     *Party City Corp.......................         1,089
       100     *PC Connection, Inc....................           680
       185     *Petco Animal Supplies, Inc............         4,022
     1,200     Petsmart, Inc..........................        20,004
       133     *Priceline.com, Inc....................         2,978
     4,231     *Rite Aid Corp.........................        18,828
        99     *Sharper Image Corp....................         2,700
       384     *Stamps.com, Inc.......................         1,843
     4,896     *Staples, Inc..........................        89,842
       375     *Summit America Television, Inc........         1,084
       300     *The Sports Authority, Inc.............         3,210
     1,124     Tiffany & Co...........................        36,732
     2,026     *Toys 'R' Us, Inc......................        24,555
       180     *Valuevision International, Inc (Class
                 A)...................................         2,453
    10,789     Walgreen Co............................       324,749
       102     *Whitehall Jewellers, Inc..............           925
        81     World Fuel Services Corp...............         1,992
       345     *Zale Corp.............................        13,800
                                                        ------------
               TOTAL MISCELLANEOUS RETAIL                  1,178,060
                                                        ------------
 MOTION PICTURES--0.70%
       300     *AMC Entertainment, Inc................         3,432
       300     *Avid Technology, Inc..................        10,521
       400     Blockbuster, Inc (Class A).............         6,740
       500     *Hollywood Entertainment Corp..........         8,600
    26,738     *Liberty Media Corp (Class A)..........       309,091
       413     *Metro-Goldwyn-Mayer, Inc..............         5,129

   SHARES                                                  VALUE
   ------                                                  -----
       255     *Movie Gallery, Inc....................  $      4,705
       112     *NetFlix, Inc..........................         2,862
       145     *Reading International, Inc............           805
       166     Regal Entertainment Group (Class A)....         3,914
    21,508     Walt Disney Co.........................       424,783
                                                        ------------
               TOTAL MOTION PICTURES                         780,582
                                                        ------------
 NONDEPOSITORY INSTITUTIONS--2.13%
       102     *Accredited Home Lenders Holding Co....         2,001
       200     Advanta Corp (Class A).................         1,968
       736     American Capital Strategies Ltd........        18,356
    12,096     American Express Co....................       505,734
       120     American Home Mortgage Holdings, Inc...         2,350
     1,656     *AmeriCredit Corp......................        14,159
     2,224     Capital One Financial Corp.............       109,376
       655     Charter Municipal Mortgage Acceptance
                 Co...................................        12,452
     1,902     CIT Group, Inc.........................        46,884
       100     *CompuCredit Corp......................         1,215
     1,234     Countrywide Financial Corp.............        85,849
       100     *Credit Acceptance Corp................         1,009
       673     Doral Financial Corp...................        30,049
       100     *DVI, Inc..............................           467
       471     *E-Loan, Inc...........................         2,746
    10,314     Fannie Mae.............................       695,576
        60     *Federal Agricultural Mortgage Corp
                 (Class C)............................         1,341
       100     *Financial Federal Corp................         2,440
     7,325     Freddie Mac............................       371,890
    11,196     MBNA Corp..............................       233,325
       185     MCG Capital Corp.......................         2,683
       270     Metris Cos, Inc........................         1,499
       300     New Century Financial Corp.............        13,095
     3,246     *Providian Financial Corp..............        30,058
       258     *Saxon Capital, Inc....................         4,484
     4,443     SLM Corp...............................       174,032
        29     Student Loan Corp......................         3,654
       121     Westcorp...............................         3,388
        90     *WFS Financial, Inc....................         3,016
       100     *World Acceptance Corp.................         1,628
                                                        ------------
               TOTAL NONDEPOSITORY INSTITUTIONS            2,376,724
                                                        ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.03%
       200     Amcol International Corp...............         1,600
     1,000     Vulcan Materials Co....................        37,070
                                                        ------------
               TOTAL NONMETALLIC MINERALS, EXCEPT
                 FUELS                                        38,670
                                                        ------------
 OIL AND GAS EXTRACTION--1.35%
     2,582     Anadarko Petroleum Corp................       114,822
     1,696     Apache Corp............................       110,342
        69     *Atwood Oceanics, Inc..................         1,873
       200     Berry Petroleum Co (Class A)...........         3,590
     1,641     *BJ Services Co........................        61,308
     2,051     Burlington Resources, Inc..............       110,898
       278     Cabot Oil & Gas Corp (Class A).........         7,676
       300     *Cal Dive International, Inc...........         6,540
     2,000     Chesapeake Energy Corp.................        20,200
       614     *Cimarex Energy Co.....................        14,583
       300     *Comstock Resources, Inc...............         4,104
       360     *Denbury Resources, Inc................         4,835
     2,351     Devon Energy Corp......................       125,543
       520     Diamond Offshore Drilling, Inc.........        10,915
       100     *Encore Acquisition Co.................         1,915
       164     *Energy Partners Ltd...................         1,894
     1,553     ENSCO International, Inc...............        41,776
     1,267     EOG Resources, Inc.....................        53,011
       175     *Evergreen Resources, Inc..............         9,504

 46  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 OIL AND GAS EXTRACTION--(CONTINUED)
        54     *Exco Resources, Inc...................  $        967
       280     *Forest Oil Corp.......................         7,034
       900     *Global Industries Ltd.................         4,338
     1,800     *Grey Wolf, Inc........................         7,272
       444     *Hanover Compressor Co.................         5,017
       318     *Harvest Natural Resources, Inc........         2,026
       500     Helmerich & Payne, Inc.................        14,600
       278     *Horizon Offshore, Inc.................         1,384
       100     *Houston Exploration Co................         3,470
       358     *KCS Energy, Inc.......................         1,930
     1,027     Kerr-McGee Corp........................        46,010
     1,700     *Key Energy Services, Inc..............        18,224
       705     *Magnum Hunter Resources, Inc..........         5,633
        43     *Magnum Hunter Resources, Inc Wts
                 03/21/05.............................            15
     3,249     Marathon Oil Corp......................        85,611
       124     *McMoRan Exploration Co................         1,381
       371     *Meridian Resource Corp................         1,755
       553     *Newfield Exploration Co...............        20,765
     1,000     *Newpark Resources, Inc................         5,480
       715     Noble Energy, Inc......................        27,027
       185     *Nuevo Energy Co.......................         3,228
     4,049     Occidental Petroleum Corp..............       135,844
       200     *Oceaneering International, Inc........         5,110
       700     *Parker Drilling Co....................         2,037
       312     Patina Oil & Gas Corp..................        10,031
       700     *Patterson-UTI Energy, Inc.............        22,680
        60     Penn Virginia Corp.....................         2,580
       165     *Petroleum Development Corp............         1,516
     1,177     *Pioneer Natural Resources Co..........        30,720
       285     *Plains Exploration & Production Co....         3,081
       674     Pogo Producing Co......................        28,814
     1,382     *Pride International, Inc..............        26,009
       100     *Prima Energy Corp.....................         2,088
       100     *Quicksilver Resources, Inc............         2,395
       757     *Range Resources Corp..................         4,746
       219     *Remington Oil & Gas Corp..............         4,025
       979     *Rowan Cos, Inc........................        21,930
       100     RPC, Inc...............................         1,100
       160     *Seacor Smit, Inc......................         5,838
       500     *Southwestern Energy Co................         7,505
       260     *Spinnaker Exploration Co..............         6,812
       300     St. Mary Land & Exploration Co.........         8,190
       239     *Stone Energy Corp.....................        10,019
       400     *Superior Energy Services, Inc.........         3,792
       270     *Swift Energy Co.......................         2,970
        89     *Tetra Technologies, Inc...............         2,639
       656     Tidewater, Inc.........................        19,267
       300     *Tom Brown, Inc........................         8,337
       200     *Transmontaigne, Inc...................         1,296
       300     *Unit Corp.............................         6,273
     2,690     Unocal Corp............................        77,176
       894     *Varco International, Inc..............        17,522
       300     *Veritas DGC, Inc......................         3,450
       500     Vintage Petroleum, Inc.................         5,640
       148     *Westport Resources Corp...............         3,367
       237     *W-H Energy Services, Inc..............         4,617
     1,766     XTO Energy, Inc........................        35,514
                                                        ------------
               TOTAL OIL AND GAS EXTRACTION                1,503,426
                                                        ------------
 PAPER AND ALLIED PRODUCTS--0.65%
       562     Bemis Co...............................        26,302
       463     Boise Cascade Corp.....................        11,066
       570     Bowater, Inc...........................        21,347

   SHARES                                                  VALUE
   ------                                                  -----
       200     *Buckeye Technologies, Inc.............  $      1,360
       200     *Caraustar Industries, Inc.............         1,602
       151     Chesapeake Corp........................         3,299
        97     Glatfelter.............................         1,431
       208     *Graphic Packaging International
                 Corp.................................           938
       136     Greif, Inc (Class A)...................         3,128
     5,055     International Paper Co.................       180,615
     5,355     Kimberly-Clark Corp....................       279,210
       500     Longview Fibre Co......................         4,100
     1,933     MeadWestvaco Corp......................        47,745
       700     *Packaging Corp Of America.............        12,901
     1,654     *Pactiv Corp...........................        32,600
       200     *Playtex Products, Inc.................         1,284
       200     Pope & Talbot, Inc.....................         2,210
       300     Potlatch Corp..........................         7,725
       100     Rock-Tenn Co (Class A).................         1,695
       136     Schweitzer-Mauduit International,
                 Inc..................................         3,283
     2,270     *Smurfit-Stone Container Corp..........        29,578
     1,000     Sonoco Products Co.....................        24,020
       600     Temple-Inland, Inc.....................        25,746
       334     Wausau-Mosinee Paper Corp..............         3,741
                                                        ------------
               TOTAL PAPER AND ALLIED PRODUCTS               726,926
                                                        ------------
 PERSONAL SERVICES--0.17%
       367     *Alderwoods Group, Inc.................         2,004
        79     Angelica Corp..........................         1,339
     1,391     Cintas Corp............................        49,297
       200     *Coinstar, Inc.........................         3,772
        66     CPI Corp...............................         1,165
       187     G & K Services, Inc (Class A)..........         5,535
     1,987     H & R Block, Inc.......................        85,938
       352     Regis Corp.............................        10,226
     3,100     *Service Corp International............        11,997
       100     Unifirst Corp..........................         2,190
       350     *Weight Watchers International, Inc....        15,922
                                                        ------------
               TOTAL PERSONAL SERVICES                       189,385
                                                        ------------
 PETROLEUM AND COAL PRODUCTS--3.56%
       725     Amerada Hess Corp......................        35,656
       638     Ashland, Inc...........................        19,574
    11,246     ChevronTexaco Corp.....................       811,961
     7,145     ConocoPhillips.........................       391,546
       200     ElkCorp................................         4,500
    70,310     ExxonMobil Corp........................     2,524,832
       300     Frontier Oil Corp......................         4,560
       274     *Headwaters, Inc.......................         4,025
       100     Holly Corp.............................         2,760
       500     Lubrizol Corp..........................        15,495
     1,285     Lyondell Chemical Co...................        17,386
       776     Murphy Oil Corp........................        40,818
       165     *Premcor, Inc..........................         3,556
       846     Sunoco, Inc............................        31,928
     1,000     *Tesoro Petroleum Corp.................         6,880
     1,207     Valero Energy Corp.....................        43,850
       174     WD-40 Co...............................         4,968
                                                        ------------
               TOTAL PETROLEUM AND COAL PRODUCTS           3,964,295
                                                        ------------
 PRIMARY METAL INDUSTRIES--0.40%
     1,000     *AK Steel Holding Corp.................         3,620
     8,989     Alcoa, Inc.............................       229,220
       700     Allegheny Technologies, Inc............         4,620
     1,200     *Andrew Corp...........................        11,040
       200     Belden, Inc............................         3,178
       100     *Brush Engineered Materials, Inc.......           835
       400     *Cable Design Technologies Corp........         2,860

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   47

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 PRIMARY METAL INDUSTRIES--(CONTINUED)
       200     Carpenter Technology Corp..............  $      3,120
       100     *Century Aluminum Co...................           703
       400     *CommScope, Inc........................         3,800
       100     Curtiss-Wright Corp....................         6,320
       100     *Encore Wire Corp......................           950
     1,279     Engelhard Corp.........................        31,681
       300     *General Cable Corp....................         1,620
        78     Gibraltar Steel Corp...................         1,597
       262     *Lone Star Technologies, Inc...........         5,549
       272     Matthews International Corp (Class
                 A)...................................         6,735
       300     *Maverick Tube Corp....................         5,745
       283     *Mueller Industries, Inc...............         7,672
       100     NN, Inc................................         1,266
       200     *NS Group, Inc.........................         1,950
       917     Nucor Corp.............................        44,795
       500     Precision Castparts Corp...............        15,550
       124     Quanex Corp............................         3,685
       200     *RTI International Metals, Inc.........         2,166
       200     Ryerson Tull, Inc......................         1,756
        47     Schnitzer Steel Industries, Inc (Class
                 A)...................................         2,074
       346     *Steel Dynamics, Inc...................         4,740
       200     Texas Industries, Inc..................         4,760
       314     Tredegar Corp..........................         4,707
     1,118     United States Steel Corp...............        18,302
       600     Worthington Industries, Inc............         8,040
                                                        ------------
               TOTAL PRIMARY METAL INDUSTRIES                444,656
                                                        ------------
 PRINTING AND PUBLISHING--0.80%
       600     *American Greetings Corp (Class A).....        11,784
       230     Banta Corp.............................         7,445
       855     Belo Corp (Class A)....................        19,118
       300     Bowne & Co, Inc........................         3,909
       100     *Consolidated Graphics, Inc............         2,288
        33     Courier Corp...........................         1,700
        35     CSS Industries, Inc....................         1,349
       529     Dow Jones & Co, Inc....................        22,763
       149     Ennis Business Forms, Inc..............         2,167
     2,853     Gannett Co, Inc........................       219,139
       268     Harland (John H.) Co...................         7,011
       600     Harte-Hanks, Inc.......................        11,400
       621     Hollinger International, Inc...........         6,688
       112     *Information Holdings, Inc.............         2,044
       201     *Journal Register Co...................         3,636
       809     Knight Ridder, Inc.....................        55,764
       500     Lee Enterprises, Inc...................        18,765
       300     *Mail-Well, Inc........................           756
       100     *Martha Stewart Living Omnimedia, Inc
                 (Class A)............................           939
       169     McClatchy Co (Class A).................         9,738
     2,052     McGraw-Hill Cos, Inc...................       127,224
       100     Media General, Inc (Class A)...........         5,720
       400     Meredith Corp..........................        17,600
       100     New England Business Services, Inc.....         3,000
     1,407     New York Times Co (Class A)............        64,019
       100     *Playboy Enterprises, Inc (Class B)....         1,360
     1,202     *Primedia, Inc.........................         3,666
        83     Pulitzer, Inc..........................         4,102
     1,281     R.R. Donnelley & Sons Co...............        33,485
     1,000     Reader's Digest Association, Inc (Class
                 A)...................................        13,480
       300     *Scholastic Corp.......................         8,934
       309     Scripps (E.W.) Co (Class A)............        27,414
       235     Standard Register Co...................         3,873
       200     *Thomas Nelson, Inc....................         2,500
     2,087     Tribune Co.............................       100,802

   SHARES                                                  VALUE
   ------                                                  -----
       566     *Valassis Communications, Inc..........  $     14,558
        46     Washington Post Co (Class B)...........        33,713
       500     Wiley (John) & Sons, Inc (Class A).....        13,100
                                                        ------------
               TOTAL PRINTING AND PUBLISHING                 886,953
                                                        ------------
 RAILROAD TRANSPORTATION--0.39%
     4,024     Burlington Northern Santa Fe Corp......       114,443
     2,253     CSX Corp...............................        67,793
       133     Florida East Coast Industries, Inc
                 (Class A)............................         3,398
        46     Florida East Coast Industries, Inc
                 (Class B)............................         1,145
       106     *Genesee & Wyoming, Inc (Class A)......         2,180
       850     *Kansas City Southern Industries,
                 Inc..................................        10,226
     4,064     Norfolk Southern Corp..................        78,029
     2,635     Union Pacific Corp.....................       152,883
                                                        ------------
               TOTAL RAILROAD TRANSPORTATION                 430,097
                                                        ------------
 REAL ESTATE--0.06%
        39     *Avatar Holdings, Inc..................         1,178
       842     *Catellus Development Corp.............        18,524
        59     Consolidated-Tomoka Land Co............         1,482
       303     Forest City Enterprises, Inc (Class
                 A)...................................        12,559
       200     *Insignia Financial Group, Inc.........         2,222
       300     *Jones Lang LaSalle, Inc...............         4,740
       200     LNR Property Corp......................         7,480
       200     St. Joe Co.............................         6,240
       800     *Stewart Enterprises, Inc (Class A)....         3,440
        57     *Tarragon Realty Investors, Inc........           831
       325     *Trammell Crow Co......................         3,448
                                                        ------------
               TOTAL REAL ESTATE                              62,144
                                                        ------------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.20%
       101     *Applied Films Corp....................         2,614
       400     Aptargroup, Inc........................        14,400
       100     Bandag, Inc............................         3,727
       600     Cooper Tire & Rubber Co................        10,554
     2,309     *Goodyear Tire & Rubber Co.............        12,122
        57     *Gundle/SLT Environmental, Inc.........           776
       151     *Jarden Corp...........................         4,178
       151     Myers Industries, Inc..................         1,435
     1,654     Nike, Inc (Class B)....................        88,472
        61     Quixote Corp...........................         1,557
       554     *Reebok International Ltd..............        18,631
       353     Schulman (A.), Inc.....................         5,669
       891     *Sealed Air Corp.......................        42,465
       100     *Skechers U.S.A., Inc (Class A)........           740
       100     Spartech Corp..........................         2,121
        60     *Trex Co, Inc..........................         2,355
       500     Tupperware Corp........................         7,180
       100     *Vans, Inc.............................           898
                                                        ------------
               TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                 PRODUCTS                                    219,894
                                                        ------------
 SECURITY AND COMMODITY BROKERS--1.84%
       918     A.G. Edwards, Inc......................        31,396
       200     *Affiliated Managers Group, Inc........        12,190
     3,046     *Ameritrade Holding Corp...............        22,571
       986     Bear Stearns Cos, Inc..................        71,406
       127     *Blackrock, Inc........................         5,720
    11,564     Charles Schwab Corp....................       116,681
     4,028     *E*trade Group, Inc....................        34,238
       594     Eaton Vance Corp.......................        18,770
       843     Federated Investors, Inc (Class B).....        23,115
        70     First Albany Cos, Inc..................           870
     1,770     Franklin Resources, Inc................        69,154
        69     *Gabelli Asset Management, Inc (Class
                 A)...................................         2,491

 48  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 SECURITY AND COMMODITY BROKERS--(CONTINUED)
     2,945     Goldman Sachs Group, Inc...............  $    246,644
       339     Instinet Group, Inc....................         1,580
       452     *Investment Technology Group, Inc......         8,407
       674     Investors Financial Services Corp......        19,553
     2,786     Janus Capital Group, Inc...............        45,690
       178     Jefferies Group, Inc...................         8,863
       800     *Knight Trading Group, Inc.............         4,976
       600     LaBranche & Co, Inc....................        12,414
       616     Legg Mason, Inc........................        40,009
     2,589     Lehman Brothers Holdings, Inc..........       172,117
     9,757     Merrill Lynch & Co, Inc................       455,457
    11,159     Morgan Stanley.........................       477,047
       615     Neuberger Berman, Inc..................        24,545
       365     Nuveen Investments, Inc................         9,943
       500     Raymond James Financial, Inc...........        16,525
       880     SEI Investments Co.....................        28,160
       140     *SoundView Technology Group, Inc.......         1,417
       121     SWS Group, Inc.........................         2,438
     1,210     T Rowe Price Group, Inc................        45,678
       802     Waddell & Reed Financial, Inc (Class
                 A)...................................        20,587
                                                        ------------
               TOTAL SECURITY AND COMMODITY BROKERS        2,050,652
                                                        ------------
 SOCIAL SERVICES--0.00%
       125     *Bright Horizons Family Solutions,
                 Inc..................................         4,195
                                                        ------------
               TOTAL SOCIAL SERVICES                           4,195
                                                        ------------
 SPECIAL TRADE CONTRACTORS--0.03%
       750     *Dycom Industries, Inc.................        12,225
       136     *EMCOR Group, Inc......................         6,713
       333     *Integrated Electrical Services, Inc...         2,414
        84     *Matrix Service Co.....................         1,443
     1,376     *Quanta Services, Inc..................         9,770
       100     Roto-Rooter, Inc.......................         3,814
                                                        ------------
               TOTAL SPECIAL TRADE CONTRACTORS                36,379
                                                        ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.15%
        54     Ameron International Corp..............         1,878
       311     Apogee Enterprises, Inc................         2,805
       280     *Cabot Microelectronics Corp...........        14,132
        85     CARBO Ceramics, Inc....................         3,166
       100     Centex Construction Products, Inc......         4,009
    13,812     *Corning, Inc..........................       102,071
       182     Florida Rock Industries, Inc...........         7,513
       300     Lafarge North America, Inc.............         9,270
       141     Libbey, Inc............................         3,201
     1,023     *Owens-Illinois, Inc...................        14,087
       385     b*USG Corp.............................         7,315
                                                        ------------
               TOTAL STONE, CLAY, AND GLASS PRODUCTS         169,447
                                                        ------------
 TEXTILE MILL PRODUCTS--0.03%
       209     Albany International Corp (Class A)....         5,727
       400     *Interface, Inc (Class A)..............         1,856
       473     *Mohawk Industries, Inc................        26,266
                                                        ------------
               TOTAL TEXTILE MILL PRODUCTS                    33,849
                                                        ------------
 TOBACCO PRODUCTS--0.97%
    21,314     Altria Group, Inc......................       968,508
       239     Loews Corp (Carolina Group)............         6,453
       912     R.J. Reynolds Tobacco Holdings, Inc....        33,936
       241     Universal Corp.........................        10,194
     1,653     UST, Inc...............................        57,905
       220     Vector Group Ltd.......................         3,850
                                                        ------------
               TOTAL TOBACCO PRODUCTS                      1,080,846
                                                        ------------

   SHARES                                                  VALUE
   ------                                                  -----
 TRANSPORTATION BY AIR--0.42%
       400     Airborne, Inc..........................  $      8,360
       695     *Airtran Holdings, Inc.................         7,277
       248     *Alaska Air Group, Inc.................         5,320
       313     *America West Holdings Corp (Class
                 B)...................................         2,128
     1,400     *AMR Corp..............................        15,400
       438     *Atlantic Coast Airlines Holdings,
                 Inc..................................         5,909
       620     *Continental Airlines, Inc (Class B)...         9,281
     1,100     Delta Air Lines, Inc...................        16,148
       276     *ExpressJet Holdings, Inc..............         4,168
     3,193     FedEx Corp.............................       198,062
       100     *Forward Air Corp......................         2,537
       550     *Frontier Airlines, Inc................         4,994
       485     *JetBlue Airways Corp..................        20,511
       200     *Mesa Air Group, Inc...................         1,600
       100     *Mesaba Holdings, Inc..................           617
       400     *Northwest Airlines Corp...............         4,516
       181     *Offshore Logistics, Inc...............         3,937
        38     *Petroleum Helicopters (Vote)..........         1,199
       700     Skywest, Inc...........................        13,342
     8,199     Southwest Airlines Co..................       141,023
                                                        ------------
               TOTAL TRANSPORTATION BY AIR                   466,329
                                                        ------------
 TRANSPORTATION EQUIPMENT--2.24%
       335     *AAR Corp..............................         2,365
       148     *Aftermarket Technology Corp...........         1,555
       241     *American Axle & Manufacturing
                 Holdings, Inc........................         5,760
       200     Arctic Cat, Inc........................         3,832
       600     ArvinMeritor, Inc......................        12,108
     1,000     Autoliv, Inc...........................        27,080
     7,707     Boeing Co..............................       264,504
       900     Brunswick Corp.........................        22,518
       300     Clarcor, Inc...........................        11,565
       200     Coachmen Industries, Inc...............         2,390
        25     Curtiss-Wright Corp (Class B)..........         1,558
     1,800     Dana Corp..............................        20,808
     5,541     Delphi Corp............................        47,819
        63     *Ducommun, Inc.........................           888
       100     *Dura Automotive Systems, Inc..........           946
       400     Federal Signal Corp....................         7,028
       300     *Fleetwood Enterprises, Inc............         2,220
    18,894     Ford Motor Co..........................       207,645
       300     GenCorp, Inc...........................         2,667
     1,889     General Dynamics Corp..................       136,953
     4,985     General Motors Corp....................       179,460
     9,540     *General Motors Corp-Hughes Electronics
                 Corp.................................       122,207
       800     *Gentex Corp...........................        24,488
     1,900     Genuine Parts Co.......................        60,819
     1,386     Goodrich Corp..........................        29,106
     3,167     Harley-Davidson, Inc...................       126,237
       100     Heico Corp.............................         1,220
     8,743     Honeywell International, Inc...........       234,750
       200     Kaman Corp (Class A)...................         2,338
     3,964     Lockheed Martin Corp...................       188,567
       220     *Monaco Coach Corp.....................         3,373
       640     *Navistar International Corp...........        20,883
     1,779     Northrop Grumman Corp..................       153,510
       137     Oshkosh Truck Corp.....................         8,127
     1,094     Paccar, Inc............................        73,757
       300     Polaris Industries, Inc................        18,420
       156     *Sequa Corp (Class A)..................         5,351
       200     *Sports Resorts International, Inc.....           976
       100     Standard Motor Products, Inc...........         1,110
        32     *Strattec Security Corp................         1,702

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   49

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 TRANSPORTATION EQUIPMENT--(CONTINUED)
       200     Superior Industries International,
                 Inc..................................  $      8,340
       285     *Teledyne Technologies, Inc............         3,734
       347     *Tenneco Automotive, Inc...............         1,249
     1,188     Textron, Inc...........................        46,356
       200     Thor Industries, Inc...................         8,164
       329     Trinity Industries, Inc................         6,090
       129     *Triumph Group, Inc....................         3,634
       194     *United Defense Industries, Inc........         5,032
     4,925     United Technologies Corp...............       348,838
     1,203     Visteon Corp...........................         8,265
       270     *Wabash National Corp..................         3,788
       304     Wabtec Corp............................         4,229
       100     Winnebago Industries, Inc..............         3,790
                                                        ------------
               TOTAL TRANSPORTATION EQUIPMENT              2,490,119
                                                        ------------
 TRANSPORTATION SERVICES--0.12%
        52     *Ambassadors Group, Inc................           726
       691     C.H. Robinson Worldwide, Inc...........        24,572
       300     *EGL, Inc..............................         4,560
       312     *Expedia, Inc..........................        23,924
     1,032     Expeditors International Of Washington,
                 Inc..................................        35,748
       438     GATX Corp..............................         7,161
       100     *Navigant International, Inc...........         1,290
       262     *RailAmerica, Inc......................         2,214
     1,573     Sabre Holdings Corp....................        38,774
                                                        ------------
               TOTAL TRANSPORTATION SERVICES                 138,969
                                                        ------------
 TRUCKING AND WAREHOUSING--0.39%
       200     Arkansas Best Corp.....................         4,758
       512     CNF, Inc...............................        12,995
       100     *Covenant Transport, Inc (Class A).....         1,700
       252     *Heartland Express, Inc................         5,607
       168     *Hunt (J.B.) Transport Services, Inc...         6,342
       190     *Landstar System, Inc..................        11,942
       117     *Old Dominion Freight Line.............         2,530
        60     *P.A.M. Transportation Services........         1,452
       100     Roadway Corp...........................         2,853
       133     *SCS Transportation, Inc...............         1,680
       770     *Swift Transportation Co, Inc..........        14,337
       200     *U.S. Xpress Enterprises, Inc (Class
                 A)...................................         2,132
     5,334     United Parcel Service, Inc (Class B)...       339,776
       247     USF Corp...............................         6,662
       466     Werner Enterprises, Inc................         9,879
       267     *Yellow Corp...........................         6,181
                                                        ------------
               TOTAL TRUCKING AND WAREHOUSING                430,826
                                                        ------------
 WATER TRANSPORTATION--0.02%
       400     Alexander & Baldwin, Inc...............        10,612
       200     *Gulfmark Offshore, Inc................         3,376
       156     *Kirby Corp............................         4,399
        73     Maritrans, Inc.........................         1,069
       300     Overseas Shipholding Group, Inc........         6,603
       123     *Seabulk International, Inc............         1,091
                                                        ------------
               TOTAL WATER TRANSPORTATION                     27,150
                                                        ------------
 WHOLESALE TRADE-DURABLE GOODS--1.77%
       100     *1-800 Contacts, Inc...................         2,448
       162     Action Performance Cos, Inc............         3,078
       107     *Alliance Imaging, Inc.................           471
       500     *Anixter International, Inc............        11,715
     1,134     *Apogent Technologies, Inc.............        22,680
       200     Applied Industrial Technologies, Inc...         4,220
     1,200     *Arrow Electronics, Inc................        18,288
       200     *Audiovox Corp (Class A)...............         2,238

   SHARES                                                  VALUE
   ------                                                  -----
       208     *Aviall, Inc...........................  $      2,365
     1,039     *Avnet, Inc............................        13,175
       100     Barnes Group, Inc......................         2,176
       344     BorgWarner, Inc........................        22,154
       164     *Boyds Collection Ltd..................           772
       300     Carlisle Cos, Inc......................        12,648
       542     *CDW Corp..............................        24,824
       200     Commercial Metals Co...................         3,558
       300     *Compucom Systems, Inc.................         1,356
       101     *Department 56, Inc....................         1,548
       156     *Global Imaging Systems, Inc...........         3,613
       251     *Handleman Co..........................         4,016
       300     Hughes Supply, Inc.....................        10,410
     1,300     IKON Office Solutions, Inc.............        11,570
       249     *Imagistics International, Inc.........         6,424
       700     *Ingram Micro, Inc (Class A)...........         7,700
       468     *Insight Enterprises, Inc..............         4,708
       100     *Insurance Auto Auctions, Inc..........         1,256
    31,251     Johnson & Johnson......................     1,615,677
        94     *Keystone Automotive Industries, Inc...         1,716
       180     *Knight Transportation, Inc............         4,482
        45     Lawson Products, Inc...................         1,239
       446     Martin Marietta Materials, Inc.........        14,990
       400     b*MCSi, Inc............................            24
       300     Owens & Minor, Inc.....................         6,705
       556     *Patterson Dental Co...................        25,231
       506     Pep Boys-Manny Moe & Jack..............         6,836
       200     Pioneer-Standard Electronics, Inc......         1,696
       100     *Pomeroy IT Solutions, Inc.............         1,106
       600     *PSS World Medical, Inc................         3,450
       200     Reliance Steel & Aluminum Co...........         4,140
     1,256     *Safeguard Scientifics, Inc............         3,391
        84     *Scansource, Inc.......................         2,247
       188     *SCP Pool Corp.........................         6,467
       200     *TBC Corp..............................         3,810
       578     *Tech Data Corp........................        15,438
       800     W.W. Grainger, Inc.....................        37,408
       200     Watsco, Inc............................         3,312
       200     *WESCO International, Inc..............         1,200
       300     *Zoran Corp............................         5,763
                                                        ------------
               TOTAL WHOLESALE TRADE-DURABLE GOODS         1,965,739
                                                        ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.82%
       380     Acuity Brands, Inc.....................         6,905
       100     Advanced Marketing Services, Inc.......         1,300
       700     Airgas, Inc............................        11,725
       200     *Allscripts Healthcare Solutions,
                 Inc..................................           734
     1,164     AmerisourceBergen Corp.................        80,723
       422     Brown-Forman Corp (Class B)............        33,178
     4,713     Cardinal Health, Inc...................       303,046
        73     *Central European Distribution Corp....         1,470
       330     *Chiquita Brands International, Inc....         4,785
       118     D&K Healthcare Resources, Inc..........         1,905
       232     b*Daisytek International Corp..........            16
       437     DIMON, Inc.............................         3,129
       200     *Endo Pharmaceuticals Holdings, Inc....         3,384
       363     b Fleming Cos, Inc.....................            40
       164     Getty Realty Corp......................         3,660
       217     *Hain Celestial Group, Inc.............         3,470
       468     *Henry Schein, Inc.....................        24,495
       100     *Kenneth Cole Productions, Inc (Class
                 A)...................................         1,949
     2,975     McKesson Corp..........................       106,327
       283     *Men's Wearhouse, Inc..................         6,184
        80     Nash Finch Co..........................         1,332

 50  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

    Statement of Investments (Unaudited) - STOCK INDEX FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                  VALUE
   ------                                                  -----
 WHOLESALE TRADE-NONDURABLE GOODS--(CONTINUED)
       300     Nu Skin Enterprises, Inc (Class A).....  $      3,135
       500     *Performance Food Group Co.............        18,500
       700     Perrigo Co.............................        10,948
       200     *Plains Resources, Inc.................         2,830
       200     *Priority Healthcare Corp (Class B)....         3,710
       277     Russell Corp...........................         5,263
       171     *School Specialty, Inc.................         4,867
       100     *Smart & Final, Inc....................           463
       100     Standard Commercial Corp...............         1,700
       400     Stride Rite Corp.......................         3,984
     1,356     Supervalu, Inc.........................        28,910
     6,838     Sysco Corp.............................       204,802
       146     *Tractor Supply Co.....................         6,972
       175     *United Natural Foods, Inc.............         4,925
       279     *United Stationers, Inc................        10,091
       193     Valhi, Inc.............................         1,857
                                                        ------------
               TOTAL WHOLESALE TRADE-NONDURABLE GOODS        912,714
                                                        ------------
               TOTAL COMMON STOCK
                 (Cost $128,860,537)                     105,920,479
                                                        ------------
TIAA-CREF MUTUAL FUND--4.48%
   639,238     TIAA-CREF Institutional Equity Index
                 Fund.................................     4,992,448
                                                        ------------
               TOTAL TIAA-CREF MUTUAL FUND
                 (Cost $4,559,704)                         4,992,448
                                                        ------------
               TOTAL PORTFOLIO--99.58%
                 (Cost $133,420,241)                     110,912,927
               OTHER ASSETS & LIABILITIES--0.42%             476,600
                                                        ------------
               NET ASSETS--100.00%                      $111,389,527
                                                        ============

------------
*  Non-income producing
b  bankruptcy

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements

                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   51

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

                         Summary By Industry
                                                    VALUE        %
---------------------------------------------------------------------
COMMON STOCK:
Amusement and Recreation Services..............  $     3,914     0.01%
Apparel and Accessory Stores...................      135,136     0.48
Apparel and Other Textile Products.............       55,007     0.20
Auto Repair, Services and Parking..............        1,742     0.01
Automotive Dealers and Service Stations........       22,068     0.08
Building Materials and Garden Supplies.........      413,626     1.47
Business Services..............................    2,045,525     7.27
Chemicals and Allied Products..................    3,167,579    11.25
Communications.................................    1,459,423     5.18
Depository Institutions........................    3,111,650    11.05
Eating and Drinking Places.....................      216,540     0.77
Educational Services...........................       28,533     0.10
Electric, Gas, and Sanitary Services...........    1,426,475     5.07
Electronic and Other Electric Equipment........    1,438,885     5.11
Engineering and Management Services............      168,293     0.60
Fabricated Metal Products......................      262,178     0.93
Food and Kindred Products......................    1,105,916     3.93
Food Stores....................................      197,587     0.70
Furniture and Fixtures.........................      127,185     0.45
Furniture and Homefurnishings Stores...........      101,336     0.36
General Building Contractors...................       51,810     0.18
General Merchandise Stores.....................      470,571     1.67
Health Services................................      145,416     0.52
Holding and Other Investment Offices...........      761,412     2.71
Hotels and Other Lodging Places................       25,876     0.09
Industrial Machinery and Equipment.............    2,464,561     8.75
Instruments and Related Products...............      968,646     3.44
Insurance Agents, Brokers and Service..........      225,984     0.80
Insurance Carriers.............................    1,414,037     5.02
Leather and Leather Products...................        6,267     0.02
Lumber and Wood Products.......................        2,072     0.01
Metal Mining...................................       26,626     0.10
Miscellaneous Manufacturing Industries.........       54,059     0.19
Miscellaneous Retail...........................      374,189     1.33
Motion Pictures................................      342,595     1.22
Nondepository Institutions.....................    1,122,062     3.99
Nonmetallic Minerals, Except Fuels.............       37,656     0.13
Oil and Gas Extraction.........................      757,524     2.69
Paper and Allied Products......................      213,825     0.76
Personal Services..............................       28,026     0.10
Petroleum and Coal Products....................      100,373     0.36
Primary Metal Industries.......................      164,156     0.58
Printing and Publishing........................      284,224     1.01
Railroad Transportation........................       88,032     0.31
Real Estate....................................          430     0.00
Rubber and Miscellaneous Plastics Products.....       14,375     0.05
Security and Commodity Brokers.................      515,563     1.83
Special Trade Contractors......................        6,751     0.02
Stone, Clay, and Glass Products................       36,221     0.13
Transportation By Air..........................      208,932     0.74
Transportation Equipment.......................      284,659     1.01
Transportation Services........................       20,393     0.07
Trucking and Warehousing.......................      155,683     0.55
Wholesale Trade-Durable Goods..................      739,974     2.63
Wholesale Trade-Nondurable Goods...............      363,725     1.29
                                                 -----------   ------
TOTAL COMMON STOCK (Cost $34,161,879)..........   27,965,303    99.32
                                                 -----------   ------
TOTAL PORTFOLIO (Cost $34,161,879).............   27,965,303    99.32
OTHER ASSETS & LIABILITIES, NET................      191,142     0.68
                                                 -----------   ------
NET ASSETS.....................................  $28,156,445   100.00%
                                                 ===========   ======

   SHARES                                                   VALUE
   ------                                                   -----
  COMMON STOCK--99.32%
 AMUSEMENT AND RECREATION SERVICES--0.01%
       200     *Gaylord Entertainment Co...............  $     3,914
                                                         -----------
               TOTAL AMUSEMENT AND RECREATION SERVICES         3,914
                                                         -----------
 APPAREL AND ACCESSORY STORES--0.48%
       100     *Charming Shoppes, Inc..................          497
       100     *Factory 2-U Stores, Inc................          498
       400     Foot Locker, Inc........................        5,300
       600     *Footstar, Inc..........................        7,800
     2,991     Gap, Inc................................       56,111
       500     Nordstrom, Inc..........................        9,760
       200     Ross Stores, Inc........................        8,548
     2,400     TJX Cos, Inc............................       45,216
       195     *Wilsons The Leather Experts, Inc.......        1,406
                                                         -----------
               TOTAL APPAREL AND ACCESSORY STORES            135,136
                                                         -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.20%
       400     *Collins & Aikman Corp..................        1,180
       400     Liz Claiborne, Inc......................       14,100
       100     Oxford Industries, Inc..................        4,152
       200     Phillips-Van Heusen Corp................        2,726
       967     VF Corp.................................       32,849
                                                         -----------
               TOTAL APPAREL AND OTHER TEXTILE PRODUCTS       55,007
                                                         -----------
 AUTO REPAIR, SERVICES AND PARKING--0.01%
        68     Ryder System, Inc.......................        1,742
                                                         -----------
               TOTAL AUTO REPAIR, SERVICES AND PARKING         1,742
                                                         -----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.08%
       200     *Autozone, Inc..........................       15,194
       228     *Carmax, Inc............................        6,874
                                                         -----------
               TOTAL AUTOMOTIVE DEALERS AND SERVICE
                 STATIONS                                     22,068
                                                         -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.47%
     8,728     Home Depot, Inc.........................      289,071
     2,900     Lowe's Cos..............................      124,555
                                                         -----------
               TOTAL BUILDING MATERIALS AND GARDEN
                 SUPPLIES                                    413,626
                                                         -----------
 BUSINESS SERVICES--7.27%
     1,900     *3Com Corp..............................        8,892
       651     Adobe Systems, Inc......................       20,878
       257     *Akamai Technologies, Inc...............        1,249
    14,264     *AOL Time Warner, Inc...................      229,508
       536     *APAC Customer Services, Inc............        1,367
     3,283     Automatic Data Processing, Inc..........      111,162
       933     *BEA Systems, Inc.......................       10,132
       271     *Bisys Group, Inc.......................        4,978
       379     *BMC Software, Inc......................        6,189
       500     *Brocade Communications Systems, Inc....        2,945
       550     *Cadence Design Systems, Inc............        6,633
       500     *Ceridian Corp..........................        8,485
       200     *Certegy, Inc...........................        5,550
       100     *Checkfree Corp.........................        2,784
       190     *Ciber, Inc.............................        1,334
       190     *Citrix Systems, Inc....................        3,868
       774     *CNET Networks, Inc.....................        4,822
       210     *Cognizant Technology Solutions Corp....        5,116
       800     *Computer Horizons Corp.................        3,632
     1,193     *Compuware Corp.........................        6,884
       900     *Convergys Corp.........................       14,400
       100     *CSG Systems International, Inc.........        1,413
       200     *D&B Corp...............................        8,220
       600     *DST Systems, Inc.......................       22,800
       300     *Electronic Arts, Inc...................       22,197

 52  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 BUSINESS SERVICES--(CONTINUED)
     3,351     Electronic Data Systems Corp............  $    71,879
        77     *Fidelity National Information
                 Solutions, Inc........................        2,008
       900     *Fiserv, Inc............................       32,049
        46     *Getty Images, Inc......................        1,900
       540     *GSI Commerce, Inc......................        3,607
       200     Henry (Jack) & Associates, Inc..........        3,558
     2,239     *Homestore, Inc.........................        3,963
     1,050     IMS Health, Inc.........................       18,890
       866     *Interland, Inc.........................          849
     2,600     *Interpublic Group Of Cos, Inc..........       34,788
       524     *Intuit, Inc............................       23,334
       164     *Iron Mountain, Inc.....................        6,083
       995     *Juniper Networks, Inc..................       12,308
       100     *Keynote Systems, Inc...................        1,048
       300     *Lamar Advertising Co...................       10,563
       100     Manpower, Inc...........................        3,709
       253     *Mercury Interactive Corp...............        9,768
    28,600     Microsoft Corp..........................      732,446
       644     *Monster Worldwide, Inc.................       12,706
       100     *National Processing, Inc...............        1,608
       625     *NIC, Inc...............................        1,825
     2,000     *Novell, Inc............................        6,160
       306     *Nuance Communications, Inc.............        1,652
     1,100     Omnicom Group, Inc......................       78,870
       300     *Openwave Systems, Inc..................          585
    13,400     *Oracle Corp............................      161,068
       300     *PDI, Inc...............................        3,048
       700     *Peoplesoft, Inc........................       12,313
       300     *Perot Systems Corp (Class A)...........        3,408
       100     *Pixar, Inc.............................        6,084
       100     *Portal Software, Inc...................          200
       100     *QRS Corp...............................          530
       200     *Quovadx, Inc...........................          598
       100     *RMH Teleservices, Inc..................          433
       600     *Robert Half International, Inc.........       11,364
       500     *Sapient Corp...........................        1,385
     1,400     *Siebel Systems, Inc....................       13,356
       400     *Sitel Corp.............................          620
       100     *SpeechWorks International, Inc.........          470
       520     *Spherion Corp..........................        3,614
     2,000     *StorageNetworks, Inc...................        2,780
    12,400     *Sun Microsystems, Inc..................       57,040
     1,179     *SunGard Data Systems, Inc..............       30,548
       277     *Symantec Corp..........................       12,149
        85     *Synopsys, Inc..........................        5,257
       900     Total System Services, Inc..............       20,070
       600     *Unisys Corp............................        7,368
       700     *VeriSign, Inc..........................        9,681
     1,300     *Veritas Software Corp..................       37,271
       150     *Vitria Technology, Inc.................          860
     1,600     *Yahoo!, Inc............................       52,416
                                                         -----------
               TOTAL BUSINESS SERVICES                     2,045,525
                                                         -----------
 CHEMICALS AND ALLIED PRODUCTS--11.25%
       200     *Abgenix, Inc...........................        2,098
        71     *Able Laboratories, Inc.................        1,406
       279     *Acacia Research - CombiMatrix..........          667
       100     *Adolor Corp............................        1,227
     1,800     Air Products & Chemicals, Inc...........       74,880
       100     *Alexion Pharmaceuticals, Inc...........        1,705
       100     *Alkermes, Inc..........................        1,075
     1,200     Allergan, Inc...........................       92,520
       649     Alpharma, Inc (Class A).................       14,018

   SHARES                                                   VALUE
   ------                                                   -----
     4,476     *Amgen, Inc.............................  $   299,802
       200     *Amylin Pharmaceuticals, Inc............        4,378
       900     *Andrx Corp.............................       17,910
       500     *Aphton Corp............................        4,120
       100     *Arena Pharmaceuticals, Inc.............          664
       300     *Arqule, Inc............................        1,260
       100     *Atherogenics, Inc......................        1,493
       300     *Atrix Laboratories, Inc................        6,597
     1,300     Avery Dennison Corp.....................       65,260
       200     *Avigen, Inc............................          692
       700     Avon Products, Inc......................       43,540
       450     *Barr Laboratories, Inc.................       29,475
       600     *Benthley Pharmaceuticals, Inc..........        7,890
       641     *Biogen, Inc............................       24,358
       400     *BioMarin Pharmaceutical, Inc...........        3,904
       500     *Biopure Corp...........................        3,055
       100     *Biosite, Inc...........................        4,810
       524     *Bone Care International, Inc...........        7,284
       200     *Bradley Pharmaceuticals, Inc...........        3,300
       425     Cabot Corp..............................       12,198
       300     *Cell Therapeutics, Inc.................        2,919
       100     *Cephalon, Inc..........................        4,116
       200     *Chattem, Inc...........................        3,760
       300     *Cima Labs, Inc.........................        8,067
       839     Clorox Co...............................       35,783
     2,203     Colgate-Palmolive Co....................      127,664
       703     *Collagenex Pharmaceuticals, Inc........        9,568
     1,000     *Columbia Laboratories, Inc.............       11,250
       200     *Cubist Pharmaceuticals, Inc............        2,132
       474     Diagnostic Products Corp................       19,458
        93     *Digene Corp............................        2,532
       518     *Dov Pharmaceutical, Inc................        5,957
     3,136     *Durect Corp............................        7,558
     2,200     Ecolab, Inc.............................       56,320
       100     *Embrex, Inc............................        1,020
       700     *Encysive Pharmaceuticals, Inc..........        3,360
       300     *Eon Labs, Inc..........................       10,545
       200     *EPIX Medical, Inc......................        2,830
       772     *Esperion Therapeutics, Inc.............       15,123
     2,132     *First Horizon Pharmaceutical...........        8,421
     1,900     *Forest Laboratories, Inc...............      104,025
     1,400     *Genzyme Corp (Biosurgery Division).....        2,772
       900     *Genzyme Corp (General Division)........       37,620
       300     *Geron Corp.............................        2,208
       747     *Gilead Sciences, Inc...................       41,518
     5,014     Gillette Co.............................      159,746
       378     *GTC Biotherapeutics, Inc...............        1,297
       600     *Guilford Pharmaceuticals, Inc..........        2,724
       268     H.B. Fuller Co..........................        5,901
       441     *Hollis-Eden Pharmaceuticals............        5,570
       500     *Human Genome Sciences, Inc.............        6,360
       200     *ICOS Corp..............................        7,350
       467     *IDEC Pharmaceuticals Corp..............       15,878
       300     *Idexx Laboratories, Inc................       10,104
       300     *Ilex Oncology, Inc.....................        5,823
       700     *Immunogen, Inc.........................        2,989
       392     *Immunomedics, Inc......................        2,474
       700     *Impax Laboratories, Inc................        8,393
       100     *Indevus Pharmaceuticals, Inc...........          624
       261     *Inverness Medical Innovations, Inc.....        5,037
       100     *Invitrogen Corp........................        3,837
       435     *Isis Pharmaceuticals, Inc..............        2,306
     1,500     *IVAX Corp..............................       26,775

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   53

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
     1,496     *King Pharmaceuticals, Inc..............  $    22,081
       200     *KV Pharmaceutical Co (Class A).........        5,560
       300     *La Jolla Pharmaceutical Co.............          981
       327     *Lannett Co, Inc........................        7,665
       234     *Ligand Pharmaceuticals, Inc (Class
                 B)....................................        3,180
       300     *Martek Biosciences Corp................       12,882
       200     *Medarex, Inc...........................        1,318
       300     Medicis Pharmaceutical Corp (Class A)...       17,010
       968     *MedImmune, Inc.........................       35,206
    10,494     Merck & Co, Inc.........................      635,412
       100     *MGI Pharma, Inc........................        2,563
     1,100     *Millennium Pharmaceuticals, Inc........       17,303
     1,401     Mylan Laboratories, Inc.................       48,713
     1,000     *Nabi Biopharmaceuticals................        6,860
       300     *Napro Biotherapeutics, Inc.............          453
       600     *Nastech Pharmaceutical Co..............        6,000
       231     *NBTY, Inc..............................        4,865
       300     *Nektar Therapeutics....................        2,769
       300     *Neose Technologies, Inc................        3,003
       300     *Neurogen Corp..........................        1,368
       442     *Noven Pharmaceuticals, Inc.............        4,526
       100     *NPS Pharmaceuticals, Inc...............        2,434
       488     *OM Group, Inc..........................        7,188
       300     *Onyx Pharmaceuticals, Inc..............        3,699
       200     *OraSure Technologies, Inc..............        1,492
       100     *OSI Pharmaceuticals, Inc...............        3,221
     1,100     *Pain Therapeutics, Inc.................        7,106
     1,870     *Palatin Technologies, Inc..............        5,965
       400     *Penwest Pharmaceuticals Co.............        9,748
     1,600     *Peregrine Pharmaceuticals, Inc.........        2,384
       200     *Pharmaceutical Resources, Inc..........        9,732
       600     *Pozen, Inc.............................        6,588
       800     *Praecis Pharmaceuticals, Inc...........        3,920
       775     Praxair, Inc............................       46,578
     6,086     Procter & Gamble Co.....................      542,749
       327     *Progenics Pharmaceuticals..............        4,925
       200     *Protein Design Labs, Inc...............        2,796
     1,035     Rohm & Haas Co..........................       32,116
       300     *Salix Pharmaceuticals Ltd..............        3,147
       200     *Sepracor, Inc..........................        3,606
       300     *SICOR, Inc.............................        6,102
       700     Sigma-Aldrich Corp......................       37,926
       500     *SuperGen, Inc..........................        2,700
       200     *Tanox, Inc.............................        3,210
       200     *Unifi, Inc.............................        1,240
        58     *United Therapeutics Corp...............        1,263
       200     *Vertex Pharmaceuticals, Inc............        2,920
       600     *Vical, Inc.............................        2,610
       800     *Watson Pharmaceuticals, Inc............       32,296
       700     *Women First Healthcare, Inc............          742
       529     *Zymogenetics, Inc......................        6,158
                                                         -----------
               TOTAL CHEMICALS AND ALLIED PRODUCTS         3,167,579
                                                         -----------
 COMMUNICATIONS--5.18%
       951     Alltel Corp.............................       45,857
     2,591     AT&T Corp...............................       49,877
     5,900     *AT&T Wireless Services, Inc............       48,439
     1,200     *Avaya, Inc.............................        7,752
     7,000     BellSouth Corp..........................      186,410
       400     *Cablevision Systems Corp (Class A).....        8,304
     1,000     *Charter Communications, Inc (Class
                 A)....................................        3,970
     4,429     *Comcast Corp...........................      133,667
     3,200     *Comcast Corp Special...................       92,256

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Infonet Services Corp (Class B)........  $       159
     1,242     *InterActiveCorp........................       49,146
    17,300     *Lucent Technologies, Inc...............       35,119
       100     *Mastec, Inc............................          576
     1,425     *Nextel Communications, Inc (Class A)...       25,764
       350     *Paxson Communications Corp.............        2,097
    13,048     SBC Communications, Inc.................      333,376
     2,888     Sprint Corp (FON Group).................       41,587
     1,579     *Sprint Corp (PCS Group)................        9,079
       400     *Univision Communications, Inc (Class
                 A)....................................       12,160
     9,476     Verizon Communications, Inc.............      373,828
                                                         -----------
               TOTAL COMMUNICATIONS                        1,459,423
                                                         -----------
 DEPOSITORY INSTITUTIONS--11.05%
     1,100     AmSouth Bancorp.........................       24,024
     7,122     Bank Of America Corp....................      562,852
     6,100     Bank One Corp...........................      226,798
     2,400     BB&T Corp...............................       82,320
       420     Charter One Financial, Inc..............       13,096
       600     Comerica, Inc...........................       27,900
     2,000     *Concord EFS, Inc.......................       29,440
     2,500     Fifth Third Bancorp.....................      143,350
     6,100     FleetBoston Financial Corp..............      181,231
       800     Golden West Financial Corp..............       64,008
       300     Greenpoint Financial Corp...............       15,282
       300     *Intercept, Inc.........................        2,508
     8,100     J.P. Morgan Chase & Co..................      276,858
     2,200     KeyCorp.................................       55,594
     1,800     Mellon Financial Corp...................       49,950
     3,505     National City Corp......................      114,649
       133     New York Community Bancorp, Inc.........        3,869
       100     North Fork Bancorp, Inc.................        3,406
       700     Northern Trust Corp.....................       29,253
     1,749     PNC Financial Services Group, Inc.......       85,369
     1,000     Regions Financial Corp..................       33,780
       400     Sovereign Bancorp, Inc..................        6,260
     1,200     State Street Corp.......................       47,280
     1,400     SunTrust Banks, Inc.....................       83,076
       700     Synovus Financial Corp..................       15,050
     9,300     U.S. Bancorp............................      227,850
       400     Union Planters Corp.....................       12,412
       100     UnionBanCal Corp........................        4,137
     6,800     Wachovia Corp...........................      271,728
     8,300     Wells Fargo & Co........................      418,320
                                                         -----------
               TOTAL DEPOSITORY INSTITUTIONS               3,111,650
                                                         -----------
 EATING AND DRINKING PLACES--0.77%
       100     *CKE Restaurants, Inc...................          559
       693     Darden Restaurants, Inc.................       13,153
       300     *Luby's, Inc............................          675
     8,566     McDonald's Corp.........................      188,966
        41     Outback Steakhouse, Inc.................        1,599
       400     Wendy's International, Inc..............       11,588
                                                         -----------
               TOTAL EATING AND DRINKING PLACES              216,540
                                                         -----------
 EDUCATIONAL SERVICES--0.10%
       462     *Apollo Group, Inc (Class A)............       28,533
                                                         -----------
               TOTAL EDUCATIONAL SERVICES                     28,533
                                                         -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--5.07%
     3,750     *AES Corp...............................       23,813
       996     AGL Resources, Inc......................       25,338
     3,461     *Allegheny Energy, Inc..................       29,245
     1,200     Allete, Inc.............................       31,860

 54  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
     5,059     *Aquila, Inc............................  $    13,052
     1,728     Avista Corp.............................       24,451
       700     Black Hills Corp........................       21,490
     3,092     *Calpine Corp...........................       20,407
       400     *Casella Waste Systems, Inc (Class A)...        3,612
       100     *Citizens Communications Co.............        1,289
     2,047     Cleco Corp..............................       35,454
     4,307     DPL, Inc................................       68,654
     1,600     Empire District Electric Co.............       34,800
     1,700     Equitable Resources, Inc................       69,258
     1,400     Hawaiian Electric Industries, Inc.......       64,190
     2,500     Idacorp, Inc............................       65,625
     2,645     KeySpan Corp............................       93,765
     1,315     Kinder Morgan, Inc......................       71,865
       500     MGE Energy, Inc.........................       15,750
     7,535     *Mirant Corp............................       21,852
     2,800     National Fuel Gas Co....................       72,940
     1,192     Nicor, Inc..............................       44,235
     3,683     NiSource, Inc...........................       69,977
       841     *NiSource, Inc (Sails)..................        1,867
     4,400     *Northwestern Corp......................        8,800
     5,000     OGE Energy Corp.........................      106,850
       246     Otter Tail Corp.........................        6,637
       979     Peoples Energy Corp.....................       41,989
     3,200     Pepco Holdings, Inc.....................       61,312
     5,059     Puget Energy, Inc.......................      120,758
     1,226     Questar Corp............................       41,034
       200     Resource America, Inc (Class A).........        2,070
       100     SEMCO Energy, Inc.......................          582
     1,700     *Sierra Pacific Resources...............       10,098
       100     *Stericycle, Inc........................        3,848
       200     UGI Corp................................        6,340
     1,155     Unisource Energy Corp...................       21,714
       400     Unitil Corp.............................        9,640
       100     *Waste Connections, Inc.................        3,505
       400     Western Gas Resources, Inc..............       15,840
       287     WGL Holdings, Inc.......................        7,663
     4,178     Williams Cos, Inc.......................       33,006
                                                         -----------
               TOTAL ELECTRIC, GAS, AND SANITARY
                 SERVICES                                  1,426,475
                                                         -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--5.11%
       300     *Active Power, Inc......................          504
     4,200     *ADC Telecommunications, Inc............        9,778
     1,562     *Advanced Micro Devices, Inc............       10,012
       119     *Agere Systems, Inc (Class A)...........          277
     2,920     *Agere Systems, Inc (Class B)...........        6,716
       200     *Allen Telecom, Inc.....................        3,304
     1,400     *Altera Corp............................       22,960
       800     American Power Conversion Corp..........       12,472
       300     *American Superconductor Corp...........        1,749
       756     Ametek, Inc.............................       27,707
     1,100     *Analog Devices, Inc....................       38,302
       500     *Artesyn Technologies, Inc..............        2,805
       700     *Avanex Corp............................        2,800
       635     AVX Corp................................        6,979
       461     Baldor Electric Co......................        9,497
       800     *Broadcom Corp (Class A)................       19,928
       600     *Caliper Technologies Corp..............        2,730
       800     *Capstone Turbine Corp..................          872
       240     *C-COR.net Corp.........................        1,176
     1,400     *CIENA Corp.............................        7,266
       300     *Comverse Technology, Inc...............        4,509
     1,361     *Corvis Corp............................        2,042

   SHARES                                                   VALUE
   ------                                                   -----
       100     *Emcore Corp............................  $       328
     3,778     Emerson Electric Co.....................      193,056
       400     Hubbell, Inc (Class B)..................       13,240
    23,247     Intel Corp..............................      483,166
       100     *Intersil Corp (Class A)................        2,661
       389     *Jabil Circuit, Inc.....................        8,597
     4,657     *JDS Uniphase Corp......................       16,346
       142     *Kemet Corp.............................        1,434
     1,777     *LSI Logic Corp.........................       12,581
       300     *Magnetek, Inc..........................          762
     1,000     Maxim Integrated Products, Inc..........       34,190
       155     *McData Corp (Class A)..................        2,274
       200     Microchip Technology, Inc...............        4,900
     2,032     *Micron Technology, Inc.................       23,632
       800     Molex, Inc..............................       21,592
     9,600     Motorola, Inc...........................       90,528
     1,600     *MRV Communications, Inc................        3,216
       174     *Mykrolis Corp..........................        1,766
       700     *National Semiconductor Corp............       13,804
       208     *Netro Corp.............................          599
       100     *New Focus, Inc.........................          374
       236     *Novellus Systems, Inc..................        8,643
       260     *Nvidia Corp............................        5,983
       321     *Parthusceva, Inc.......................        2,616
       200     *Power-One, Inc.........................        1,430
       100     Proton Energy Systems...................          214
       848     *Proxim Corp (Class A)..................        1,238
     2,600     Qualcomm, Inc...........................       92,950
       352     Scientific-Atlanta, Inc.................        8,392
     2,892     *Sirius Satellite Radio, Inc............        4,887
       200     *Stratex Networks, Inc..................          640
        30     *Stratos Lightwave, Inc.................          149
       400     *Sycamore Networks, Inc.................        1,532
     1,900     *Tellabs, Inc...........................       12,483
     2,500     *Tellium, Inc...........................        2,325
     6,774     Texas Instruments, Inc..................      119,222
       538     *Thomas & Betts Corp....................        7,774
       110     *Utstarcom, Inc.........................        3,913
       800     *Vishay Intertechnology, Inc............       10,560
       541     *Vitesse Semiconductor Corp.............        2,662
     1,100     *Xilinx, Inc............................       27,841
                                                         -----------
               TOTAL ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT                                 1,438,885
                                                         -----------
 ENGINEERING AND MANAGEMENT SERVICES--0.60%
       150     *aaiPharma, Inc.........................        2,982
       100     *Affymetrix, Inc........................        1,971
       500     *Answerthink, Inc.......................          965
       200     *Antigenics, Inc........................        2,304
       200     *Applera Corp (Celera Genomics Group)...        2,064
       400     *Applied Molecular Evolution............        1,712
       200     *Ariad Pharmaceuticals, Inc.............          898
       744     *BearingPoint, Inc......................        7,180
       360     *Ciphergen Biosystems, Inc..............        3,690
       100     *Covance, Inc...........................        1,810
       300     *CuraGen Corp...........................        1,665
       100     *CV Therapeutics, Inc...................        2,966
     1,000     *Decode Genetics, Inc...................        3,120
     2,300     *Deltagen, Inc..........................          299
       400     *DiamondCluster International, Inc
                 (Class A).............................        1,484
        87     *Digitas, Inc...........................          432
       100     *Discovery Partners International,
                 Inc...................................          444
       360     *Gene Logic, Inc........................        2,149
       867     *Incyte Corp............................        4,023
       100     *Kosan Biosciences, Inc.................          590

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   55

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 ENGINEERING AND MANAGEMENT SERVICES--(CONTINUED)
       100     *Lexicon Genetics, Inc..................  $       671
       200     *Luminex Corp...........................        1,032
       617     Moody's Corp............................       32,522
     1,852     Paychex, Inc............................       54,282
       700     *Quintiles Transnational Corp...........        9,933
       211     *Regeneron Pharmaceuticals, Inc.........        3,323
       600     *Sangamo Biosciences, Inc...............        1,710
       300     *Savient Pharmaceuticals, Inc...........        1,392
       800     *Seattle Genetics, Inc..................        4,120
     1,700     *Sequenom, Inc..........................        4,624
       100     *Symyx Technologies, Inc................        1,632
       312     *Transkaryotic Therapies, Inc...........        3,600
       152     *TRC Cos, Inc...........................        2,244
       300     *Tularik, Inc...........................        2,982
       200     *U.S. Oncology, Inc.....................        1,478
                                                         -----------
               TOTAL ENGINEERING AND MANAGEMENT
                 SERVICES                                    168,293
                                                         -----------
 FABRICATED METAL PRODUCTS--0.93%
       100     Butler Manufacturing Co.................        1,653
     1,600     *Crown Holdings, Inc....................       11,424
       230     Harsco Corp.............................        8,292
     2,201     Illinois Tool Works, Inc................      144,936
       100     *Jacuzzi Brands, Inc....................          529
     2,840     Masco Corp..............................       67,734
       200     Material Sciences Corp..................        1,940
       147     Snap-On, Inc............................        4,267
       700     Stanley Works...........................       19,320
       569     *Tower Automotive, Inc..................        2,083
                                                         -----------
               TOTAL FABRICATED METAL PRODUCTS               262,178
                                                         -----------
 FOOD AND KINDRED PRODUCTS--3.93%
     1,703     Campbell Soup Co........................       41,724
     9,300     Coca-Cola Co............................      431,613
       762     Coca-Cola Enterprises, Inc..............       13,830
     1,400     General Mills, Inc......................       66,374
     1,708     H.J. Heinz Co...........................       56,330
       582     Hershey Foods Corp......................       40,542
     1,464     Kellogg Co..............................       50,318
       300     Pepsi Bottling Group, Inc...............        6,006
     7,454     PepsiCo, Inc............................      331,703
     1,200     Wrigley (Wm.) Jr Co.....................       67,476
                                                         -----------
               TOTAL FOOD AND KINDRED PRODUCTS             1,105,916
                                                         -----------
 FOOD STORES--0.70%
     2,373     Albertson's, Inc........................       45,562
     3,600     *Kroger Co..............................       60,048
       400     *Pathmark Stores, Inc...................        3,060
     2,408     *Safeway, Inc...........................       49,268
     1,617     *Starbucks Corp.........................       39,649
                                                         -----------
               TOTAL FOOD STORES                             197,587
                                                         -----------
 FURNITURE AND FIXTURES--0.45%
       300     Hillenbrand Industries, Inc.............       15,135
       700     Johnson Controls, Inc...................       59,920
       200     *Lear Corp..............................        9,204
       500     Leggett & Platt, Inc....................       10,250
     1,167     Newell Rubbermaid, Inc..................       32,676
                                                         -----------
               TOTAL FURNITURE AND FIXTURES                  127,185
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 FURNITURE AND HOMEFURNISHINGS STORES--0.36%
     1,065     *Bed Bath & Beyond, Inc.................  $    41,333
       900     *Best Buy Co, Inc.......................       39,528
       500     Circuit City Stores, Inc (Circuit City
                 Group)................................        4,400
       500     RadioShack Corp.........................       13,155
       100     *Williams-Sonoma, Inc...................        2,920
                                                         -----------
               TOTAL FURNITURE AND HOMEFURNISHINGS
                 STORES                                      101,336
                                                         -----------
 GENERAL BUILDING CONTRACTORS--0.18%
       100     Centex Corp.............................        7,779
       200     Clayton Homes, Inc......................        2,510
       321     D.R. Horton, Inc........................        9,020
        10     Lennar Corp.............................          687
       100     Lennar Corp (Class A)...................        7,150
       400     Pulte Homes, Inc........................       24,664
                                                         -----------
               TOTAL GENERAL BUILDING CONTRACTORS             51,810
                                                         -----------
 GENERAL MERCHANDISE STORES--1.67%
       100     *Big Lots, Inc..........................        1,504
     1,900     *Costco Wholesale Corp..................       69,540
     1,053     Dollar General Corp.....................       19,228
       248     *Dollar Tree Stores, Inc................        7,869
       500     Family Dollar Stores, Inc...............       19,075
     1,100     J.C. Penney Co, Inc.....................       18,535
     1,200     *Kohl's Corp............................       61,656
     2,800     May Department Stores Co................       62,328
       100     *Neiman Marcus Group, Inc (Class A).....        3,660
       500     *Saks, Inc..............................        4,850
     1,740     Sears Roebuck & Co......................       58,534
     3,800     Target Corp.............................      143,792
                                                         -----------
               TOTAL GENERAL MERCHANDISE STORES              470,571
                                                         -----------
 HEALTH SERVICES--0.52%
       100     *Apria Healthcare Group, Inc............        2,488
       100     *Bio-Reference Labs, Inc................          704
     1,000     *Caremark Rx, Inc.......................       25,680
       100     *Coventry Health Care, Inc..............        4,616
       165     *DaVita, Inc............................        4,419
       300     *Express Scripts, Inc...................       20,463
       500     *First Health Group Corp................       13,810
       100     *Genesis Health Ventures, Inc...........        1,765
       100     *Gentiva Health Services, Inc...........          900
     1,100     Health Management Associates, Inc (Class
                 A)....................................       20,295
       100     Hooper Holmes, Inc......................          644
       100     *LifePoint Hospitals, Inc...............        2,094
       500     *Lincare Holdings, Inc..................       15,755
       400     *Manor Care, Inc........................       10,004
       200     *Option Care, Inc.......................        2,306
       100     *Orthodontic Centers Of America, Inc....          801
        80     *Specialty Laboratories, Inc............          820
       400     *Triad Hospitals, Inc...................        9,928
       200     *Universal Health Services, Inc (Class
                 B)....................................        7,924
                                                         -----------
               TOTAL HEALTH SERVICES                         145,416
                                                         -----------
 HOLDING AND OTHER INVESTMENT OFFICES--2.71%
     1,240     Allied Capital Corp.....................       28,644
       300     AMB Property Corp.......................        8,451
     1,317     Archstone-Smith Trust...................       31,608
       100     AvalonBay Communities, Inc..............        4,264
       200     Boston Properties, Inc..................        8,760
       700     Crescent Real Estate Equities Co........       11,627
       508     Duke Realty Corp........................       13,995
     4,146     Equity Office Properties Trust..........      111,983
     2,418     Equity Residential......................       62,747

 56  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
       300     iStar Financial, Inc....................  $    10,950
       600     Kimco Realty Corp.......................       22,740
     2,400     Plum Creek Timber Co, Inc...............       62,280
       800     Prologis................................       21,840
       700     Public Storage, Inc.....................       23,709
        97     Rouse Co................................        3,696
     1,300     Simon Property Group, Inc...............       50,739
       500     Vornado Realty Trust....................       21,800
     5,800     Washington Mutual, Inc..................      239,540
       526     Weingarten Realty Investors.............       22,039
                                                         -----------
               TOTAL HOLDING AND OTHER INVESTMENT
                 OFFICES                                     761,412
                                                         -----------
 HOTELS AND OTHER LODGING PLACES--0.09%
       500     *Boca Resorts, Inc (Class A)............        6,500
       500     *Extended Stay America, Inc.............        6,745
       200     Marcus Corp.............................        2,990
     1,236     *Prime Hospitality Corp.................        8,294
       100     *Vail Resorts, Inc......................        1,347
                                                         -----------
               TOTAL HOTELS AND OTHER LODGING PLACES          25,876
                                                         -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--8.75%
     2,283     3M Co...................................      294,461
       200     *American Standard Cos, Inc.............       14,786
     1,371     *Apple Computer, Inc....................       26,214
     5,800     *Applied Materials, Inc.................       91,988
     4,700     Baker Hughes, Inc.......................      157,779
       200     Black & Decker Corp.....................        8,690
       100     *Cirrus Logic, Inc......................          402
    23,800     *Cisco Systems, Inc.....................      394,842
       434     Cummins, Inc............................       15,576
     1,300     Deere & Co..............................       59,410
     7,800     *Dell Computer Corp.....................      249,288
       200     Diebold, Inc............................        8,650
     7,641     *EMC Corp...............................       80,001
       138     *Emulex Corp............................        3,142
     1,054     *Gateway, Inc...........................        3,847
     1,300     *Global Power Equipment Group, Inc......        6,045
       589     Graco, Inc..............................       18,848
     1,390     *Grant Prideco, Inc.....................       16,333
    11,519     Hewlett-Packard Co......................      245,355
       355     *InFocus Corp...........................        1,676
     6,500     International Business Machines Corp....      536,250
        74     *Lam Research Corp......................        1,348
       400     *Lexmark International, Inc.............       28,308
        77     Lincoln Electric Holdings, Inc..........        1,572
       292     Modine Manufacturing Co.................        5,656
     1,400     *Network Appliance, Inc.................       22,694
       500     Nordson Corp............................       11,925
       220     *Palm, Inc..............................        3,579
       100     Pentair, Inc............................        3,906
     2,000     Pitney Bowes, Inc.......................       76,820
       508     *Semitool, Inc..........................        2,504
       344     *Smith International, Inc...............       12,639
     4,588     *Solectron Corp.........................       17,159
       200     *SPX Corp...............................        8,812
        92     *Storage Technology Corp................        2,368
       394     Symbol Technologies, Inc................        5,126
       139     *Western Digital Corp...................        1,432
     2,373     *Xerox Corp.............................       25,130
                                                         -----------
               TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT    2,464,561
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 INSTRUMENTS AND RELATED PRODUCTS--3.44%
       200     *Abiomed, Inc...........................  $     1,152
       100     *ADE Corp...............................          858
       177     *Advanced Medical Optics, Inc...........        3,018
        97     *Aksys Ltd..............................        1,256
       158     *Align Technology, Inc..................        1,983
     1,700     Applera Corp (Applied Biosystems
                 Group)................................       32,351
       100     Bard (C.R.), Inc........................        7,131
       283     Bausch & Lomb, Inc......................       10,613
     3,300     Baxter International, Inc...............       85,800
       200     Beckman Coulter, Inc....................        8,128
     1,600     Becton Dickinson & Co...................       62,160
     1,100     Biomet, Inc.............................       31,526
     1,560     *Boston Scientific Corp.................       95,316
        20     *Britesmile, Inc........................          525
       200     *Bruker Daltonics, Inc..................        1,066
       300     *Cardiac Science, Inc...................          804
       200     *Cerus Corp.............................        1,506
       350     *Closure Medical Corp...................        6,608
       200     *Concord Camera Corp....................        1,418
       100     *Cytyc Corp.............................        1,052
       300     Dentsply International, Inc.............       12,270
       100     *DJ Orthopedics, Inc....................        1,096
       100     *Edwards Lifesciences Corp..............        3,214
     1,340     Guidant Corp............................       59,483
       300     *Illumina, Inc..........................          945
       720     *Invision Technologies, Inc.............       18,058
       500     *KLA-Tencor Corp........................       23,245
     5,640     Medtronic, Inc..........................      270,551
        71     *MKS Instruments, Inc...................        1,283
       100     Movado Group, Inc.......................        2,175
       100     *Oakley, Inc............................        1,177
       400     *Orthologic Corp........................        1,836
       900     PerkinElmer, Inc........................       12,429
       100     *Rita Medical Systems, Inc..............          350
       100     *Sola International, Inc................        1,740
       800     *St. Jude Medical, Inc..................       46,000
       900     Stryker Corp............................       62,433
       200     Teleflex, Inc...........................        8,510
       500     *Therasense, Inc........................        5,000
       700     *Thermo Electron Corp...................       14,714
       300     *TriPath Imaging, Inc...................        2,049
       200     *Varian Medical Systems, Inc............       11,514
       100     *Vivus, Inc.............................          514
       300     *Waters Corp............................        8,739
     1,000     *Zimmer Holdings, Inc...................       45,050
                                                         -----------
               TOTAL INSTRUMENTS AND RELATED PRODUCTS        968,646
                                                         -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.80%
     1,700     AON Corp................................       40,936
       100     Brown & Brown, Inc......................        3,250
       300     Gallagher (Arthur J.) & Co..............        8,160
     3,400     Marsh & McLennan Cos, Inc...............      173,638
                                                         -----------
               TOTAL INSURANCE AGENTS, BROKERS AND
                 SERVICE                                     225,984
                                                         -----------
 INSURANCE CARRIERS--5.02%
       200     *AdvancePCS.............................        7,646
       541     Aetna, Inc..............................       32,568
     2,300     Aflac, Inc..............................       70,725
        84     *Alleghany Corp.........................       16,044
       100     Ambac Financial Group, Inc..............        6,625
     9,000     American International Group, Inc.......      496,620
       606     *Anthem, Inc............................       46,753
       500     Chubb Corp..............................       30,000

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   57

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 INSURANCE CARRIERS--(CONTINUED)
       600     Cigna Corp..............................  $    28,164
       800     Cincinnati Financial Corp...............       29,672
       400     Erie Indemnity Co (Class A).............       16,500
       949     Hartford Financial Services Group,
                 Inc...................................       47,792
       600     *Health Net, Inc........................       19,770
     1,100     *Humana, Inc............................       16,610
       400     Jefferson-Pilot Corp....................       16,584
     1,100     Lincoln National Corp...................       39,193
       300     MBIA, Inc...............................       14,625
       100     MGIC Investment Corp....................        4,664
       100     *Mid Atlantic Medical Services, Inc.....        5,230
       400     *Oxford Health Plans, Inc...............       16,812
       100     *Pacificare Health Systems, Inc.........        4,933
       468     Phoenix Cos, Inc........................        4,226
     1,300     Principal Financial Group...............       41,925
       700     Progressive Corp........................       51,170
     2,950     Prudential Financial, Inc...............       99,268
       500     Safeco Corp.............................       17,640
       800     St. Paul Cos, Inc.......................       29,208
     2,600     UnitedHealth Group, Inc.................      130,650
     1,000     UnumProvident Corp......................       13,410
       700     *Wellpoint Health Networks, Inc.........       59,010
                                                         -----------
               TOTAL INSURANCE CARRIERS                    1,414,037
                                                         -----------
 LEATHER AND LEATHER PRODUCTS--0.02%
       126     *Coach, Inc.............................        6,267
                                                         -----------
               TOTAL LEATHER AND LEATHER PRODUCTS              6,267
                                                         -----------
 LUMBER AND WOOD PRODUCTS--0.01%
       400     *Champion Enterprises, Inc..............        2,072
                                                         -----------
               TOTAL LUMBER AND WOOD PRODUCTS                  2,072
                                                         -----------
 METAL MINING--0.10%
       367     *Cleveland-Cliffs, Inc..................        6,551
       700     Royal Gold, Inc.........................       15,043
       979     *Stillwater Mining Co...................        5,032
                                                         -----------
               TOTAL METAL MINING                             26,626
                                                         -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.19%
       200     Callaway Golf Co........................        2,644
       271     *K2, Inc................................        3,320
     2,542     Mattel, Inc.............................       48,095
                                                         -----------
               TOTAL MISCELLANEOUS MANUFACTURING
                 INDUSTRIES                                   54,059
                                                         -----------
 MISCELLANEOUS RETAIL--1.33%
       586     *Amazon.com, Inc........................       21,383
       258     *Blue Rhino Corp........................        3,093
     1,700     CVS Corp................................       47,651
       691     *eBay, Inc..............................       71,988
       100     Michaels Stores, Inc....................        3,806
       900     *Office Depot, Inc......................       13,059
       400     Omnicare, Inc...........................       13,516
       200     Petsmart, Inc...........................        3,334
        16     *Priceline.com, Inc.....................          358
     1,807     *Staples, Inc...........................       33,158
       300     Tiffany & Co............................        9,804
       604     *Toys 'R' Us, Inc.......................        7,320
     4,400     Walgreen Co.............................      132,440
       540     World Fuel Services Corp................       13,279
                                                         -----------
               TOTAL MISCELLANEOUS RETAIL                    374,189
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 MOTION PICTURES--1.22%
       100     *Ascent Media Group, Inc................  $       124
    10,685     *Liberty Media Corp (Class A)...........      123,519
     1,400     *Metro-Goldwyn-Mayer, Inc...............       17,388
       200     Regal Entertainment Group (Class A).....        4,716
     9,967     Walt Disney Co..........................      196,848
                                                         -----------
               TOTAL MOTION PICTURES                         342,595
                                                         -----------
 NONDEPOSITORY INSTITUTIONS--3.99%
       200     Advanta Corp (Class A)..................        1,968
       299     American Capital Strategies Ltd.........        7,457
     6,053     American Express Co.....................      253,076
       850     Capital One Financial Corp..............       41,803
       923     CIT Group, Inc..........................       22,752
       400     Countrywide Financial Corp..............       27,828
     5,000     Fannie Mae..............................      337,200
     3,400     Freddie Mac.............................      172,618
     5,771     MBNA Corp...............................      120,268
     2,023     *Providian Financial Corp...............       18,733
     2,700     SLM Corp................................      105,759
       100     Student Loan Corp.......................       12,600
                                                         -----------
               TOTAL NONDEPOSITORY INSTITUTIONS            1,122,062
                                                         -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.13%
     1,000     Amcol International Corp................        8,000
       800     Vulcan Materials Co.....................       29,656
                                                         -----------
               TOTAL NONMETALLIC MINERALS, EXCEPT FUELS       37,656
                                                         -----------
 OIL AND GAS EXTRACTION--2.69%
     2,306     Anadarko Petroleum Corp.................      102,548
     1,851     Apache Corp.............................      120,426
     1,391     Chesapeake Energy Corp..................       14,049
       267     *Cimarex Energy Co......................        6,341
        74     *Clayton Williams Energy, Inc...........        1,366
       200     *Comstock Resources, Inc................        2,736
       600     *Denbury Resources, Inc.................        8,058
     2,317     Devon Energy Corp.......................      123,728
       500     *Energy Partners Ltd....................        5,775
       400     ENSCO International, Inc................       10,760
     1,888     EOG Resources, Inc......................       78,994
       499     *Forest Oil Corp........................       12,535
       100     *Global Industries Ltd..................          482
       200     *Harvest Natural Resources, Inc.........        1,274
       504     Helmerich & Payne, Inc..................       14,717
     1,015     *Horizon Offshore, Inc..................        5,055
       118     *Houston Exploration Co.................        4,095
       358     *Magnum Hunter Resources, Inc...........        2,860
     1,100     *Meridian Resource Corp.................        5,203
       300     *Newfield Exploration Co................       11,265
     1,327     Noble Energy, Inc.......................       50,161
       300     *Nuevo Energy Co........................        5,235
       328     *Patterson-UTI Energy, Inc..............       10,627
       700     *Petroquest Energy, Inc.................        1,645
     1,209     *Pioneer Natural Resources Co...........       31,555
       485     *Plains Exploration & Production Co.....        5,243
       600     Pogo Producing Co.......................       25,650
       400     *Range Resources Corp...................        2,508
       359     *Rowan Cos, Inc.........................        8,042
       100     *Stone Energy Corp......................        4,192
       400     *Swift Energy Co........................        4,400
     1,200     *Syntroleum Corp........................        3,192
       200     Tidewater, Inc..........................        5,874
       181     *Tom Brown, Inc.........................        5,030
     2,991     *Transmontaigne, Inc....................       19,382

 58  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 OIL AND GAS EXTRACTION--(CONTINUED)
       100     *Veritas DGC, Inc.......................  $     1,150
       731     Vintage Petroleum, Inc..................        8,246
       428     *Westport Resources Corp................        9,737
     1,163     XTO Energy, Inc.........................       23,388
                                                         -----------
               TOTAL OIL AND GAS EXTRACTION                  757,524
                                                         -----------
 PAPER AND ALLIED PRODUCTS--0.76%
     2,900     Kimberly-Clark Corp.....................      151,206
     1,000     MeadWestvaco Corp.......................       24,700
     1,400     Sonoco Products Co......................       33,628
       100     Temple-Inland, Inc......................        4,291
                                                         -----------
               TOTAL PAPER AND ALLIED PRODUCTS               213,825
                                                         -----------
 PERSONAL SERVICES--0.10%
       741     Cintas Corp.............................       26,261
       100     CPI Corp................................        1,765
                                                         -----------
               TOTAL PERSONAL SERVICES                        28,026
                                                         -----------
 PETROLEUM AND COAL PRODUCTS--0.36%
       456     Frontier Oil Corp.......................        6,931
       548     *Headwaters, Inc........................        8,050
     1,300     Sunoco, Inc.............................       49,062
     1,000     Valero Energy Corp......................       36,330
                                                         -----------
               TOTAL PETROLEUM AND COAL PRODUCTS             100,373
                                                         -----------
 PRIMARY METAL INDUSTRIES--0.58%
       200     *Andrew Corp............................        1,840
       989     *Century Aluminum Co....................        6,953
     1,300     Engelhard Corp..........................       32,201
       100     Gibraltar Steel Corp....................        2,048
       200     *Imco Recycling, Inc....................        1,328
       500     Intermet Corp...........................        1,685
       800     *Liquidmetal Technologies, Inc..........        4,104
       100     *Lone Star Technologies, Inc............        2,118
       197     *Mueller Industries, Inc................        5,341
       500     *NS Group, Inc..........................        4,875
       640     Nucor Corp..............................       31,264
       700     Roanoke Electric Steel Corp.............        5,243
     1,305     Ryerson Tull, Inc.......................       11,458
       224     Schnitzer Steel Industries, Inc (Class
                 A)....................................        9,883
       259     *Steel Dynamics, Inc....................        3,548
     3,005     Worthington Industries, Inc.............       40,267
                                                         -----------
               TOTAL PRIMARY METAL INDUSTRIES                164,156
                                                         -----------
 PRINTING AND PUBLISHING--1.01%
       400     Dow Jones & Co, Inc.....................       17,212
     1,243     McGraw-Hill Cos, Inc....................       77,066
       622     New York Times Co (Class A).............       28,301
       500     R.R. Donnelley & Sons Co................       13,070
       100     Scripps (E.W.) Co (Class A).............        8,872
     1,375     Tribune Co..............................       66,413
       100     Washington Post Co (Class B)............       73,290
                                                         -----------
               TOTAL PRINTING AND PUBLISHING                 284,224
                                                         -----------
 RAILROAD TRANSPORTATION--0.31%
     4,585     Norfolk Southern Corp...................       88,032
                                                         -----------
               TOTAL RAILROAD TRANSPORTATION                  88,032
                                                         -----------
 REAL ESTATE--0.00%
       100     *Stewart Enterprises, Inc (Class A).....          430
                                                         -----------
               TOTAL REAL ESTATE                                 430
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.05%
        67     Bandag, Inc.............................  $     2,497
       200     Cooper Tire & Rubber Co.................        3,518
       100     *Reebok International Ltd...............        3,363
        70     *Sealed Air Corp........................        3,336
       185     *Vans, Inc..............................        1,661
                                                         -----------
               TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                 PRODUCTS                                     14,375
                                                         -----------
 SECURITY AND COMMODITY BROKERS--1.83%
       300     A.G. Edwards, Inc.......................       10,260
       611     *Ameritrade Holding Corp................        4,528
     4,900     Charles Schwab Corp.....................       49,441
       100     Eaton Vance Corp........................        3,160
       400     Federated Investors, Inc (Class B)......       10,968
     1,300     Franklin Resources, Inc.................       50,791
     1,410     Goldman Sachs Group, Inc................      118,088
     3,600     Instinet Group, Inc.....................       16,776
       700     Janus Capital Group, Inc................       11,480
       200     Legg Mason, Inc.........................       12,990
     3,836     Merrill Lynch & Co, Inc.................      179,064
       200     Neuberger Berman, Inc...................        7,982
       400     SEI Investments Co......................       12,800
        80     *SoundView Technology Group, Inc........          810
       700     T Rowe Price Group, Inc.................       26,425
                                                         -----------
               TOTAL SECURITY AND COMMODITY BROKERS          515,563
                                                         -----------
 SPECIAL TRADE CONTRACTORS--0.02%
       600     *Comfort Systems U.S.A., Inc............        1,578
       500     *Integrated Electrical Services, Inc....        3,625
       218     *Quanta Services, Inc...................        1,548
                                                         -----------
               TOTAL SPECIAL TRADE CONTRACTORS                 6,751
                                                         -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.13%
       100     Apogee Enterprises, Inc.................          902
        51     *Cabot Microelectronics Corp............        2,574
     4,327     *Corning, Inc...........................       31,977
       200     *U.S. Concrete, Inc.....................          768
                                                         -----------
               TOTAL STONE, CLAY, AND GLASS PRODUCTS          36,221
                                                         -----------
 TRANSPORTATION BY AIR--0.74%
     1,345     *AMR Corp...............................       14,795
       300     *ATA Holdings Corp......................        2,277
       700     *Continental Airlines, Inc (Class B)....       10,479
     1,100     Delta Air Lines, Inc....................       16,148
     1,138     FedEx Corp..............................       70,590
       321     *Frontier Airlines, Inc.................        2,915
       100     *JetBlue Airways Corp...................        4,229
       190     *Mesa Air Group, Inc....................        1,520
       200     *Midwest Express Holdings, Inc..........          524
       100     *Petroleum Helicopters (Vote)...........        3,155
       267     Skywest, Inc............................        5,089
     4,489     Southwest Airlines Co...................       77,211
                                                         -----------
               TOTAL TRANSPORTATION BY AIR                   208,932
                                                         -----------
 TRANSPORTATION EQUIPMENT--1.01%
       100     ArvinMeritor, Inc.......................        2,018
     1,100     Autoliv, Inc............................       29,788
     4,000     *BE Aerospace, Inc......................       13,240
       558     Brunswick Corp..........................       13,961
       900     Dana Corp...............................       10,404
     5,100     Delphi Corp.............................       44,013
       904     *Fleetwood Enterprises, Inc.............        6,690
       200     *Gentex Corp............................        6,122

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   59

Statement of Investments (Unaudited) - SOCIAL CHOICE EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 TRANSPORTATION EQUIPMENT--(CONTINUED)
     1,800     Genuine Parts Co........................  $    57,618
     1,629     Harley-Davidson, Inc....................       64,932
     1,600     Heico Corp..............................       19,520
       200     *IMPCO Technologies, Inc................        1,232
       300     *Sports Resorts International, Inc......        1,464
     1,700     Visteon Corp............................       11,679
       141     *Wabash National Corp...................        1,978
                                                         -----------
               TOTAL TRANSPORTATION EQUIPMENT                284,659
                                                         -----------
 TRANSPORTATION SERVICES--0.07%
        24     *Expedia, Inc...........................        1,840
       500     GATX Corp...............................        8,175
       421     Sabre Holdings Corp.....................       10,378
                                                         -----------
               TOTAL TRANSPORTATION SERVICES                  20,393
                                                         -----------
 TRUCKING AND WAREHOUSING--0.55%
     2,444     United Parcel Service, Inc (Class B)....      155,683
                                                         -----------
               TOTAL TRUCKING AND WAREHOUSING                155,683
                                                         -----------
 WHOLESALE TRADE-DURABLE GOODS--2.63%
       100     *Apogent Technologies, Inc..............        2,000
       500     Barnes Group, Inc.......................       10,880
       300     *Castle (A.M.) & Co.....................        1,965
       100     *CDW Corp...............................        4,580
        80     Commercial Metals Co....................        1,423
     1,000     IKON Office Solutions, Inc..............        8,900
       100     *Ingram Micro, Inc (Class A)............        1,100
    12,536     Johnson & Johnson.......................      648,111
       200     *Patterson Dental Co....................        9,076
       450     Reliance Steel & Aluminum Co............        9,315
       200     *Safeguard Scientifics, Inc.............          540
       900     W.W. Grainger, Inc......................       42,084
                                                         -----------
               TOTAL WHOLESALE TRADE-DURABLE GOODS           739,974
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 WHOLESALE TRADE-NONDURABLE GOODS--1.29%
       600     *Allscripts Healthcare Solutions, Inc...  $     2,202
     2,394     Cardinal Health, Inc....................      153,934
       437     D&K Healthcare Resources, Inc...........        7,053
       100     *Henry Schein, Inc......................        5,234
     2,100     McKesson Corp...........................       75,043
     1,206     Perrigo Co..............................       18,862
     1,220     *Plains Resources, Inc..................       17,263
       478     *Priority Healthcare Corp (Class B).....        8,867
       100     Russell Corp............................        1,900
       200     Stride Rite Corp........................        1,992
     2,376     Sysco Corp..............................       71,375
                                                         -----------
               TOTAL WHOLESALE TRADE-NONDURABLE GOODS        363,725
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $34,161,879)                       27,965,303
                                                         -----------
               TOTAL PORTFOLIO--99.32%
                 (Cost $34,161,879)                       27,965,303
               OTHER ASSETS & LIABILITIES, NET--0.68%        191,142
                                                         -----------
               NET ASSETS--100.00%                       $28,156,445
                                                         ===========

------------
*  Non-income producing

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

 60  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT

                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - LARGE-CAP VALUE FUND - June 30, 2003
--------------------------------------------------------------------------------

                         Summary By Industry
                                                    VALUE        %
---------------------------------------------------------------------
COMMON STOCK:
Apparel and Other Textile Products.............  $    31,213     0.13%
Business Services..............................      924,301     3.83
Chemicals and Allied Products..................      997,657     4.14
Communications.................................    1,969,545     8.17
Depository Institutions........................    4,579,385    18.99
Eating and Drinking Places.....................       96,292     0.40
Electric, Gas, and Sanitary Services...........    1,413,073     5.86
Electronic and Other Electric Equipment........      274,735     1.14
Engineering and Management Services............      568,981     2.36
Food and Kindred Products......................      517,734     2.15
Food Stores....................................      426,624     1.77
Forestry.......................................      486,594     2.02
Furniture and Fixtures.........................      359,850     1.49
General Merchandise Stores.....................      204,804     0.85
Holding and Other Investment Offices...........      869,948     3.61
Hotels and Other Lodging Places................      200,959     0.83
Industrial Machinery and Equipment.............    1,761,577     7.31
Instruments and Related Products...............        1,997     0.01
Insurance Carriers.............................    1,853,322     7.69
Metal Mining...................................      168,500     0.70
Miscellaneous Retail...........................      190,163     0.79
Motion Pictures................................      490,452     2.03
Nondepository Institutions.....................      689,361     2.86
Oil and Gas Extraction.........................      446,783     1.85
Paper and Allied Products......................      239,740     0.99
Petroleum and Coal Products....................    1,889,132     7.83
Primary Metal Industries.......................       86,617     0.36
Printing and Publishing........................      160,104     0.66
Railroad Transportation........................      278,242     1.15
Rubber and Miscellaneous Plastics Products.....        6,726     0.03
Security and Commodity Brokers.................      569,895     2.36
Stone, Clay, and Glass Products................        3,468     0.01
Tobacco Products...............................      972,825     4.03
Transportation by Air..........................       58,618     0.24
Transportation Equipment.......................      301,493     1.25
Trucking and Warehousing.......................        2,982     0.01
Wholesale Trade-Nondurable Goods...............        2,775     0.01
                                                 -----------   ------
TOTAL COMMON STOCK (Cost $21,339,998)..........   24,096,467    99.91
                                                 -----------   ------
TOTAL PORTFOLIO (Cost $21,339,998).............   24,096,467    99.91
OTHER ASSETS & LIABILITIES, NET................       21,834     0.09
                                                 -----------   ------
NET ASSETS.....................................  $24,118,301   100.00%
                                                 ===========   ======

                       ---------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
COMMON STOCK--99.91%
   APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
      500      Liz Claiborne, Inc......................  $    17,625
      400      VF Corp.................................       13,588
                                                         -----------
               TOTAL APPAREL AND OTHER TEXTILE PRODUCTS       31,213
                                                         -----------
 BUSINESS SERVICES--3.83%
   29,969      *AOL Time Warner, Inc...................      482,201
    8,802      *BMC Software, Inc......................      143,737
    1,842      *Computer Sciences Corp.................       70,217
   49,597      *Sun Microsystems, Inc..................      228,146
                                                         -----------
               TOTAL BUSINESS SERVICES                       924,301
                                                         -----------
 CHEMICALS AND ALLIED PRODUCTS--4.14%
      200      Alberto-Culver Co (Class B).............       10,220
    4,973      Bristol-Myers Squibb Co.................      135,017

   SHARES                                                   VALUE
   ------                                                   -----
      400      Clorox Co...............................  $    17,060
      300      Colgate-Palmolive Co....................       17,385
      200      Dial Corp...............................        3,890
    1,735      Du Pont (E.I.) de Nemours & Co..........       72,245
      130      International Flavors & Fragrances,
                 Inc...................................        4,151
    7,606      Merck & Co, Inc.........................      460,543
       83      *Neurocrine Biosciences, Inc............        4,145
    4,606      Rohm & Haas Co..........................      142,924
    5,022      Schering-Plough Corp....................       93,409
      805      Wyeth...................................       36,668
                                                         -----------
               TOTAL CHEMICALS AND ALLIED PRODUCTS           997,657
                                                         -----------
 COMMUNICATIONS--8.17%
    1,600      Alltel Corp.............................       77,152
    8,936      AT&T Corp...............................      172,018
    7,287      BellSouth Corp..........................      194,053
   10,038      *Comcast Corp...........................      302,947
   21,267      *Lucent Technologies, Inc...............       43,172
   24,038      SBC Communications, Inc.................      614,171
   12,636      Verizon Communications, Inc.............      498,490
    1,547      *Viacom, Inc (Class B)..................       67,542
                                                         -----------
               TOTAL COMMUNICATIONS                        1,969,545
                                                         -----------
 DEPOSITORY INSTITUTIONS--18.99%
    7,400      Bank Of America Corp....................      584,822
      300      Bank Of Hawaii Corp.....................        9,945
    2,646      Bank One Corp...........................       98,378
       86      *BOK Financial Corp.....................        3,317
      100      Capitol Federal Financial...............        2,811
    6,883      Charter One Financial, Inc..............      214,612
   26,468      Citigroup, Inc..........................    1,132,830
      240      First Midwest Bancorp, Inc..............        6,914
      600      First Tennessee National Corp...........       26,346
      300      *First Virginia Banks, Inc..............       12,936
    1,300      FleetBoston Financial Corp..............       38,623
      315      FNB Corp................................        9,532
      543      Fulton Financial Corp...................       10,789
      640      Golden West Financial Corp..............       51,206
    8,617      Hibernia Corp (Class A).................      156,485
      300      Hudson City Bancorp, Inc................        7,671
      209      Hudson United Bancorp...................        7,137
      134      International Bancshares Corp...........        4,765
    6,921      J.P. Morgan Chase & Co..................      236,560
      343      M & T Bank Corp.........................       28,887
      227      New York Community Bancorp, Inc.........        6,603
       59      Park National Corp......................        6,741
      100      People's Bank...........................        2,899
    1,569      SouthTrust Corp.........................       42,677
      250      Trustmark Corp..........................        6,368
   22,042      U.S. Bancorp............................      540,029
    2,939      Union Planters Corp.....................       91,197
      183      United Bankshares, Inc..................        5,243
      370      Valley National Bancorp.................        9,750
   13,968      Wachovia Corp...........................      558,161
      330      Washington Federal, Inc.................        7,633
      200      Webster Financial Corp..................        7,560
   12,790      Wells Fargo & Co........................      644,616
      124      Westamerica Bancorp.....................        5,342
                                                         -----------
               TOTAL DEPOSITORY INSTITUTIONS               4,579,385
                                                         -----------
 EATING AND DRINKING PLACES--0.40%
    4,365      McDonald's Corp.........................       96,292
                                                         -----------
               TOTAL EATING AND DRINKING PLACES               96,292
                                                         -----------

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   61

  Statement of Investments (Unaudited) - LARGE-CAP VALUE FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
   ELECTRIC, GAS, AND SANITARY SERVICES--5.86%
      326      AGL Resources, Inc......................  $     8,293
   20,530      *Allegheny Energy, Inc..................      173,479
    6,104      Constellation Energy Group, Inc.........      209,367
    1,500      Dominion Resources, Inc.................       96,405
    4,500      Entergy Corp............................      237,510
      321      Equitable Resources, Inc................       13,078
    4,683      Exelon Corp.............................      280,090
       93      Kinder Morgan, Inc......................        5,082
      382      MDU Resources Group, Inc................       12,793
      300      National Fuel Gas Co....................        7,815
      126      NSTAR...................................        5,739
      407      OGE Energy Corp.........................        8,698
      185      Peoples Energy Corp.....................        7,935
      350      Philadelphia Suburban Corp..............        8,533
      161      Piedmont Natural Gas Co, Inc............        6,248
      900      PPL Corp................................       38,700
    1,100      Progress Energy, Inc....................       48,290
      425      Questar Corp............................       14,225
      500      SCANA Corp..............................       17,140
    8,122      TXU Corp................................      182,339
      216      UGI Corp................................        6,847
      300      Vectren Corp............................        7,515
       91      Western Gas Resources, Inc..............        3,604
      250      WGL Holdings, Inc.......................        6,675
      166      WPS Resources Corp......................        6,673
                                                         -----------
               TOTAL ELECTRIC, GAS, AND SANITARY
                 SERVICES                                  1,413,073
                                                         -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--1.14%
       89      Ametek, Inc.............................        3,262
   14,600      *ASML Holding NV (New York Shs).........      139,576
      300      *Energizer Holdings, Inc................        9,420
    9,576      *Micron Technology, Inc.................      111,369
      451      Rockwell Collins, Inc...................       11,108
                                                         -----------
               TOTAL ELECTRONIC AND OTHER ELECTRIC
                 EQUIPMENT.............................      274,735
                                                         -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.36%
   26,293      Monsanto Co.............................      568,981
                                                         -----------
               TOTAL ENGINEERING AND MANAGEMENT
                 SERVICES                                    568,981
                                                         -----------
 FOOD AND KINDRED PRODUCTS--2.15%
    3,428      Coca-Cola Co............................      159,093
    3,790      Coors (Adolph) Co (Class B).............      185,634
      750      *Dean Foods Co..........................       23,625
      923      General Mills, Inc......................       43,759
      200      Hershey Foods Corp......................       13,932
      300      Hormel Foods Corp.......................        7,110
      256      J.M. Smucker Co.........................       10,212
      644      Kellogg Co..............................       22,134
      100      Lancaster Colony Corp...................        3,866
      300      McCormick & Co, Inc (Non-Vote)..........        8,160
      506      PepsiCo, Inc............................       22,517
      426      *Smithfield Foods, Inc..................        9,764
      141      Wrigley (Wm.) Jr Co.....................        7,928
                                                         -----------
               TOTAL FOOD AND KINDRED PRODUCTS               517,734
                                                         -----------
 FOOD STORES--1.77%
   25,577      *Kroger Co..............................      426,624
                                                         -----------
               TOTAL FOOD STORES                             426,624
                                                         -----------
 FORESTRY--2.02%
    9,011      Weyerhaeuser Co.........................      486,594
                                                         -----------
               TOTAL FORESTRY                                486,594
                                                         -----------

   SHARES                                                   VALUE
   ------                                                   -----
 FURNITURE AND FIXTURES--1.49%
    6,201      *Lear Corp..............................  $   285,370
    2,660      Newell Rubbermaid, Inc..................       74,480
                                                         -----------
               TOTAL FURNITURE AND FIXTURES                  359,850
                                                         -----------
 GENERAL MERCHANDISE STORES--0.85%
      183      *Neiman Marcus Group, Inc (Class A).....        6,698
    5,889      Sears Roebuck & Co......................      198,106
                                                         -----------
               TOTAL GENERAL MERCHANDISE STORES              204,804
                                                         -----------
 HOLDING AND OTHER INVESTMENT OFFICES--3.61%
      237      BRE Properties, Inc (Class A)...........        7,868
      107      CBL & Associates Properties, Inc........        4,601
      119      Centerpoint Properties Trust............        7,289
      129      Chelsea Property Group, Inc.............        5,200
      125      Cousins Properties, Inc.................        3,488
      388      Developers Diversified Realty Corp......       11,035
      609      Duke Realty Corp........................       16,778
      225      Federal Realty Investment Trust.........        7,200
      300      General Growth Properties, Inc..........       18,732
      200      Health Care Property Investors, Inc.....        8,470
    8,559      Highwoods Properties, Inc...............      190,866
    3,836      iShares Russell 1000 Value Index Fund...      193,987
      510      iStar Financial, Inc....................       18,615
      474      Kimco Realty Corp.......................       17,965
      403      Liberty Property Trust..................       13,944
      270      Macerich Co.............................        9,485
      121      Mills Corp..............................        4,060
      408      New Plan Excel Realty Trust.............        8,711
      205      Pan Pacific Retail Properties, Inc......        8,067
      481      Popular, Inc............................       18,562
      839      Prologis................................       22,905
      513      Public Storage, Inc.....................       17,375
      180      Realty Income Corp......................        6,854
      200      Regency Centers Corp....................        6,996
      397      Rouse Co................................       15,126
      185      Shurgard Storage Centers, Inc (Class
                 A)....................................        6,120
      675      Simon Property Group, Inc...............       26,345
      306      Thornburg Mortgage, Inc.................        7,558
      577      United Dominion Realty Trust, Inc.......        9,936
    4,054      Washington Mutual, Inc..................      167,430
      200      Weingarten Realty Investors.............        8,380
                                                         -----------
               TOTAL HOLDING AND OTHER INVESTMENT
                 OFFICES                                     869,948
                                                         -----------
 HOTELS AND OTHER LODGING PLACES--0.83%
    7,029      Starwood Hotels & Resorts Worldwide,
                 Inc...................................      200,959
                                                         -----------
               TOTAL HOTELS AND OTHER LODGING PLACES         200,959
                                                         -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.31%
      398      Baker Hughes, Inc.......................       13,361
    3,094      Cummins, Inc............................      111,044
    7,222      Deere & Co..............................      330,045
   12,841      Hewlett-Packard Co......................      273,513
    6,325      International Business Machines Corp....      521,813
    3,569      Pitney Bowes, Inc.......................      137,085
       89      *Smith International, Inc...............        3,270
   57,248      *Solectron Corp.........................      214,108
    3,571      *SPX Corp...............................      157,338
                                                         -----------
               TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT    1,761,577
                                                         -----------
 INSTRUMENTS AND RELATED PRODUCTS--0.01%
       28      Bard (C.R.), Inc........................        1,997
                                                         -----------
               TOTAL INSTRUMENTS AND RELATED PRODUCTS          1,997
                                                         -----------

 62  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - LARGE-CAP VALUE FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
   INSURANCE CARRIERS--7.69%
    6,415      Aetna, Inc..............................  $   386,183
      963      Aflac, Inc..............................       29,612
    3,619      Allstate Corp...........................      129,017
      395      Ambac Financial Group, Inc..............       26,169
    5,356      American International Group, Inc.......      295,544
       53      American National Insurance Co..........        4,579
      200      Berkley (W.R.) Corp.....................       10,540
      123      Erie Indemnity Co (Class A).............        5,074
      643      Fidelity National Financial, Inc........       19,779
      345      First American Corp.....................        9,091
      193      HCC Insurance Holdings, Inc.............        5,707
      208      Leucadia National Corp..................        7,721
    5,025      Lincoln National Corp...................      179,041
       27      *Markel Corp............................        6,912
      134      Mercury General Corp....................        6,117
      620      Old Republic International Corp.........       21,247
    1,493      Principal Financial Group...............       48,149
    2,301      Prudential Financial, Inc...............       77,429
    4,165      Safeco Corp.............................      146,941
      149      Stancorp Financial Group, Inc...........        7,781
      597      Torchmark Corp..........................       22,238
      100      Transatlantic Holdings, Inc.............        6,915
   25,462      Travelers Property Casualty Corp (Class
                 B)....................................      401,536
                                                         -----------
               TOTAL INSURANCE CARRIERS                    1,853,322
                                                         -----------
 METAL MINING--0.70%
    5,191      Newmont Mining Corp.....................      168,500
                                                         -----------
               TOTAL METAL MINING                            168,500
                                                         -----------
 MISCELLANEOUS RETAIL--0.79%
    8,250      *Barnes & Noble, Inc....................      190,163
                                                         -----------
               TOTAL MISCELLANEOUS RETAIL                    190,163
                                                         -----------
 MOTION PICTURES--2.03%
   39,705      *Liberty Media Corp (Class A)...........      458,990
    1,593      Walt Disney Co..........................       31,462
                                                         -----------
               TOTAL MOTION PICTURES                         490,452
                                                         -----------
 NONDEPOSITORY INSTITUTIONS--2.86%
   13,526      Freddie Mac.............................      686,715
       21      Student Loan Corp.......................        2,646
                                                         -----------
               TOTAL NONDEPOSITORY INSTITUTIONS              689,361
                                                         -----------
 OIL AND GAS EXTRACTION--1.85%
      831      Apache Corp.............................       54,065
    1,032      Burlington Resources, Inc...............       55,800
      257      Helmerich & Payne, Inc..................        7,504
    1,593      Marathon Oil Corp.......................       41,976
    6,456      Noble Energy, Inc.......................      244,037
      580      Occidental Petroleum Corp...............       19,459
      318      Pogo Producing Co.......................       13,595
      138      *Varco International, Inc...............        2,705
      380      XTO Energy, Inc.........................        7,642
                                                         -----------
               TOTAL OIL AND GAS EXTRACTION                  446,783
                                                         -----------
 PAPER AND ALLIED PRODUCTS--0.99%
    4,598      Kimberly-Clark Corp.....................      239,740
                                                         -----------
               TOTAL PAPER AND ALLIED PRODUCTS               239,740
                                                         -----------
 PETROLEUM AND COAL PRODUCTS--7.83%
      111      Amerada Hess Corp.......................        5,459
    5,493      ChevronTexaco Corp......................      396,595

   SHARES                                                   VALUE
   ------                                                   -----
    3,490      ConocoPhillips..........................  $   191,252
   34,400      ExxonMobil Corp.........................    1,235,304
      392      Murphy Oil Corp.........................       20,619
      172      *Premcor, Inc...........................        3,707
      394      Sunoco, Inc.............................       14,870
      587      Valero Energy Corp......................       21,326
                                                         -----------
               TOTAL PETROLEUM AND COAL PRODUCTS           1,889,132
                                                         -----------
 PRIMARY METAL INDUSTRIES--0.36%
    3,385      Alcoa, Inc..............................       86,318
   16,600      b*Bethlehem Steel Corp..................          299
                                                         -----------
               TOTAL PRIMARY METAL INDUSTRIES                 86,617
                                                         -----------
 PRINTING AND PUBLISHING--0.66%
    1,300      Gannett Co, Inc.........................       99,849
       65      Meredith Corp...........................        2,860
      900      Tribune Co..............................       43,470
       19      Washington Post Co (Class B)............       13,925
                                                         -----------
               TOTAL PRINTING AND PUBLISHING                 160,104
                                                         -----------
 RAILROAD TRANSPORTATION--1.15%
    9,247      CSX Corp................................      278,242
                                                         -----------
               TOTAL RAILROAD TRANSPORTATION                 278,242
                                                         -----------
 RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.03%
      200      *Reebok International Ltd...............        6,726
                                                         -----------
               TOTAL RUBBER AND MISCELLANEOUS PLASTICS
                 PRODUCTS                                      6,726
                                                         -----------
 SECURITY AND COMMODITY BROKERS--2.36%
      509      Bear Stearns Cos, Inc...................       36,862
      108      Franklin Resources, Inc.................        4,220
      604      Goldman Sachs Group, Inc................       50,585
   10,176      Janus Capital Group, Inc................      166,886
       98      Jefferies Group, Inc....................        4,879
    3,225      Merrill Lynch & Co, Inc.................      150,543
    3,355      Morgan Stanley..........................      143,426
      201      Raymond James Financial, Inc............        6,643
      155      T Rowe Price Group, Inc.................        5,851
                                                         -----------
               TOTAL SECURITY AND COMMODITY BROKERS          569,895
                                                         -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.01%
       84      Florida Rock Industries, Inc............        3,468
                                                         -----------
               TOTAL STONE, CLAY, AND GLASS PRODUCTS           3,468
                                                         -----------
 TOBACCO PRODUCTS--4.03%
   21,409      Altria Group Inc........................      972,825
                                                         -----------
               TOTAL TOBACCO PRODUCTS                        972,825
                                                         -----------
 TRANSPORTATION BY AIR--0.24%
      945      FedEx Corp..............................       58,618
                                                         -----------
               TOTAL TRANSPORTATION BY AIR                    58,618
                                                         -----------
 TRANSPORTATION EQUIPMENT--1.25%
    3,844      Boeing Co...............................      131,926
    1,416      Lockheed Martin Corp....................       67,359
    1,443      United Technologies Corp................      102,208
                                                         -----------
               TOTAL TRANSPORTATION EQUIPMENT                301,493
                                                         -----------
 TRUCKING AND WAREHOUSING--0.01%
       79      *Hunt (J.B.) Transport Services, Inc....        2,982
                                                         -----------
               TOTAL TRUCKING AND WAREHOUSING                  2,982
                                                         -----------

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   63

  Statement of Investments (Unaudited) - LARGE-CAP VALUE FUND - June 30, 2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
   WHOLESALE TRADE-NONDURABLE GOODS--0.01%
       75      *Performance Food Group Co..............  $     2,775
                                                         -----------
               TOTAL WHOLESALE TRADE-NONDURABLE GOODS          2,775
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $21,339,998)                       24,096,467
                                                         -----------
               TOTAL PORTFOLIO--99.91%
                 (Cost $21,339,998)                       24,096,467
               OTHER ASSETS & LIABILITIES, NET--0.09%         21,834
                                                         -----------
               NET ASSETS--100.00%                       $24,118,301
                                                         ===========

------------
*  Non-income producing
b  In bankruptcy

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

 64  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT

                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

                         Summary By Industry
                                                   VALUE         %
---------------------------------------------------------------------
COMMON STOCK:

Agricultural Production-Crops.................  $    30,414      0.12%

Amusement and Recreation Services.............      185,018      0.71

Apparel and Accessory Stores..................      572,871      2.20

Apparel and Other Textile Products............       33,946      0.13

Auto Repair, Services and Parking.............       15,552      0.06

Automotive Dealers and Service Stations.......       36,786      0.14

Building Materials and Garden Supplies........      113,896      0.44

Business Services.............................    2,601,032     10.01

Chemicals and Allied Products.................    1,692,680      6.51

Coal Mining...................................       80,729      0.31

Communications................................      666,456      2.56

Depository Institutions.......................    2,214,627      8.52

Eating and Drinking Places....................      424,955      1.64

Educational Services..........................       36,924      0.14

Electric, Gas, and Sanitary Services..........      825,511      3.18

Electronic and Other Electric Equipment.......    2,167,112      8.34

Engineering and Management Services...........      732,685      2.82

Environmental Quality and Housing.............          162      0.00

Executive, Legislative and General............        1,020      0.00

Fabricated Metal Products.....................      188,689      0.73

Food and Kindred Products.....................      309,451      1.19

Food Stores...................................      134,306      0.52

Furniture and Fixtures........................       53,760      0.21

Furniture and Homefurnishings Stores..........      104,867      0.40

General Building Contractors..................      138,516      0.53

General Merchandise Stores....................      116,042      0.45

Health Services...............................      435,471      1.68

Heavy Construction, Except Building...........       14,144      0.05

Holding and Other Investment Offices..........    2,212,937      8.52

Hotels and Other Lodging Places...............      153,827      0.59

Industrial Machinery and Equipment............    1,514,941      5.83

Instruments and Related Products..............    1,567,583      6.03

Insurance Agents, Brokers and Service.........        7,939      0.03

Insurance Carriers............................      874,942      3.37

Leather and Leather Products..................      129,524      0.50

Legal Services................................       83,402      0.32

Lumber and Wood Products......................       40,572      0.16

Metal Mining..................................       12,894      0.05

Miscellaneous Manufacturing Industries........      266,718      1.03

Miscellaneous Retail..........................      437,210      1.68

Motion Pictures...............................      127,463      0.49

Nondepository Institutions....................      391,528      1.51

Nonmetallic Minerals, Except Fuels............       19,200      0.07

Oil and Gas Extraction........................      775,404      2.98

Paper and Allied Products.....................      107,920      0.42

Personal Services.............................       39,946      0.15

Petroleum and Coal Products...................      128,389      0.49

Primary Metal Industries......................      217,812      0.84

Printing and Publishing.......................      354,787      1.37

Railroad Transportation.......................       12,775      0.05

Real Estate...................................       45,780      0.18

Rubber and Miscellaneous Plastics Products....      176,812      0.68

Security and Commodity Brokers................      120,026      0.46

Special Trade Contractors.....................       75,621      0.29

Stone, Clay, and Glass Products...............      257,699      0.99

Textile Mill Products.........................       19,688      0.08

Tobacco Products..............................       38,070      0.15

Transportation By Air.........................      283,176      1.09

Transportation Equipment......................      285,184      1.10

Transportation Services.......................      118,519      0.46

Trucking and Warehousing......................      208,566      0.80


                                                   VALUE         %
---------------------------------------------------------------------

Water Transportation..........................  $    84,729      0.33%

Wholesale Trade-Durable Goods.................      441,943      1.70

Wholesale Trade-Nondurable Goods..............      393,359      1.51

                                                -----------   -------

TOTAL COMMON STOCK (Cost $23,806,348).........   25,954,507     99.89

                                                -----------   -------

TOTAL PORTFOLIO (Cost $23,806,348)............   25,954,507     99.89

OTHER ASSETS & LIABILITIES, NET...............       29,771      0.11

                                                -----------   -------

NET ASSETS                                      $25,984,278    100.00%

                                                ===========   =======

                       ---------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
COMMON STOCK--99.89%
  AGRICULTURAL PRODUCTION-CROPS--0.12%
    1,300    Delta & Pine Land Co....................  $    28,574
      500    *Seminis, Inc (Class A).................        1,840
                                                       -----------
             TOTAL AGRICULTURAL PRODUCTION-CROPS            30,414
                                                       -----------
 AMUSEMENT AND RECREATION SERVICES--0.71%
      800    *Argosy Gaming Co.......................       16,728
    1,000    *Aztar Corp.............................       16,110
    1,100    *Bally Total Fitness Holding Corp.......        9,933
      200    *Championship Auto Racing Teams, Inc....          500
      200    *Churchill Downs, Inc...................        7,662
      300    *Dover Downs Gaming & Entertainment,
               Inc...................................        2,775
      500    *Dover Motorsport, Inc..................        2,050
      400    *Gaylord Entertainment Co...............        7,828
      500    *Isle Of Capri Casinos, Inc.............        8,265
    4,900    *Penn National Gaming, Inc..............      100,695
      800    *WMS Industries, Inc....................       12,472
                                                       -----------
             TOTAL AMUSEMENT AND RECREATION SERVICES       185,018
                                                       -----------
 APPAREL AND ACCESSORY STORES--2.20%
      700    *Aeropostale, Inc.......................       15,036
    1,900    *American Eagle Outfitters, Inc.........       34,428
    1,600    *AnnTaylor Stores Corp..................       46,320
   20,500    *Charming Shoppes, Inc..................      101,885
      800    *Christopher & Banks Corp...............       29,592
      700    *Dress Barn, Inc........................        8,869
      600    *Finish Line, Inc (Class A).............       13,326
      600    *Footstar, Inc..........................        7,800
    4,000    *Hot Topic, Inc.........................      107,640
    1,200    *Oshkosh B'gosh, Inc (Class A)..........       32,400
    1,700    *Pacific Sunwear Of California, Inc.....       40,953
    2,400    *Payless Shoesource, Inc................       30,000
      300    *Shoe Carnival, Inc.....................        4,428
    3,900    *Stage Stores, Inc......................       91,650
      800    *Wet Seal, Inc (Class A)................        8,544
                                                       -----------
             TOTAL APPAREL AND ACCESSORY STORES            572,871
                                                       -----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.13%
      300    *Guess?, Inc............................        1,800
      900    *Nautica Enterprises, Inc...............       11,547
      200    Oxford Industries, Inc..................        8,304
      900    Phillips-Van Heusen Corp................       12,267
    1,200    b*Westpoint Stevens, Inc................           28
                                                       -----------
             TOTAL APPAREL AND OTHER TEXTILE PRODUCTS       33,946
                                                       -----------
 AUTO REPAIR, SERVICES AND PARKING--0.06%
      100    b*Amerco, Inc...........................          712
      800    *Dollar Thrifty Automotive Group, Inc...       14,840
                                                       -----------
             TOTAL AUTO REPAIR, SERVICES AND PARKING        15,552
                                                       -----------

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   65

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.14%
    1,200    *CSK Auto Corp..........................  $    17,340
      600    *Group 1 Automotive, Inc................       19,446
                                                       -----------
             TOTAL AUTOMOTIVE DEALERS AND SERVICE
               STATIONS                                     36,786
                                                       -----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.44%
      400    Building Materials Holding Corp.........        5,924
    2,800    *Central Garden & Pet Co................       66,780
    3,800    *Louisiana-Pacific Corp.................       41,192
                                                       -----------
             TOTAL BUILDING MATERIALS AND GARDEN
               SUPPLIES                                    113,896
                                                       -----------
 BUSINESS SERVICES--10.01%
    1,400    ABM Industries, Inc.....................       21,560
      600    *Administaff, Inc.......................        6,180
    1,400    *Advo, Inc..............................       62,160
    1,300    *Aether Systems, Inc....................        6,370
    6,900    *AMN Healthcare Services, Inc...........       87,630
      500    *Ansys, Inc.............................       15,550
    2,800    *APAC Customer Services, Inc............        7,140
    1,100    *Arbitron, Inc..........................       39,270
    9,700    *Ariba, Inc.............................       28,809
      700    *Armor Holdings, Inc....................        9,380
    2,100    *Ascential Software Corp................       34,524
    1,200    *Ask Jeeves, Inc........................       16,500
    1,100    *Aspect Communications Corp.............        4,257
    9,800    *Atari, Inc.............................       43,610
      200    *Bankrate, Inc..........................        2,424
      600    *Brady Corp (Class A)...................       20,010
    3,400    *CACI International, Inc (Class A)......      116,620
    5,600    *Catalina Marketing Corp................       98,840
      400    *CCC Information Services Group, Inc....        5,800
    1,800    *Ciber, Inc.............................       12,636
    3,600    *CNET Networks, Inc.....................       22,428
    5,900    *Computer Horizons Corp.................       26,786
      400    *Convera Corp...........................        1,592
      300    b*Cross Media Marketing Corp............           72
      400    *Cyberguard Corp........................        2,840
      600    *Datastream Systems, Inc................        6,354
    1,100    *Dendrite International, Inc............       14,168
      900    *Digital River, Inc.....................       17,370
    2,000    *E.piphany, Inc.........................       10,220
    4,200    *Earthlink, Inc.........................       33,138
    1,300    *Eclipsys Corp..........................       13,572
    1,700    *eFunds Corp............................       19,601
      200    *Electro Rent Corp......................        2,156
    6,700    *Embarcadero Technologies, Inc..........       46,900
    1,700    *Entrust, Inc...........................        4,998
    3,500    *Extreme Networks, Inc..................       18,550
      800    *F5 Networks, Inc.......................       13,480
      500    *Fidelity National Information
               Solutions, Inc........................       13,040
    3,100    *Gerber Scientific, Inc.................       20,646
      600    *GSI Commerce, Inc......................        4,008
      900    *Healthcare Services Group..............       12,933
      600    *Heidrick & Struggles International,
               Inc...................................        7,572
      100    *Hyperion Solutions Corp................        3,376
      200    *ICT Group, Inc.........................        2,092
      700    *iGate Corp.............................        2,429
    6,600    *Infospace, Inc.........................       89,562
      400    *Integral Systems, Inc..................        7,952
    5,200    *Intergraph Corp........................      111,800
    4,400    *Interland, Inc.........................        4,312
    1,300    *Internet Security Systems, Inc.........       18,837
      500    *Intrado, Inc...........................        7,895
    7,600    *Keane, Inc.............................      103,588

  SHARES                                                  VALUE
  ------                                                  -----
      600    Kelly Services, Inc (Class A)...........  $    14,070
      700    *Keynote Systems, Inc...................        7,336
    1,100    *Korn/Ferry International...............        8,910
    2,300    *Kronos, Inc............................      116,863
    1,400    *Labor Ready, Inc.......................       10,038
      600    *LendingTree, Inc.......................       14,688
    2,700    *Looksmart Ltd..........................        7,641
    1,500    *Macrovision Corp.......................       29,880
    2,200    *Manugistics Group, Inc.................        9,042
      600    *MAPICS, Inc............................        4,920
      200    *Marketwatch.com, Inc...................        1,672
    1,200    McGrath RentCorp........................       32,088
    1,000    *MedQuist, Inc..........................       20,240
    4,100    *Memberworks, Inc.......................       80,975
    4,200    *Micromuse, Inc.........................       33,558
    1,200    *Mobius Management Systems, Inc.........        8,964
    3,400    *MPS Group, Inc.........................       23,392
      900    *MSC.Software Corp......................        6,066
      300    *National Processing, Inc...............        4,824
      700    *NCO Group, Inc.........................       12,537
      900    *Netegrity, Inc.........................        5,256
      100    *Netscout Systems, Inc..................          537
      210    *Nuance Communications, Inc.............        1,134
      300    *Onyx Software Corp.....................          291
    2,300    *Overture Services, Inc.................       41,699
    7,700    *Parametric Technology Corp.............       23,485
    7,500    *PC-Tel, Inc............................       88,950
      200    *PDI, Inc...............................        2,032
      900    *Pegasus Solutions, Inc.................       14,625
      500    *Penton Media, Inc......................          295
      900    *Progress Software Corp.................       18,657
    1,200    *QAD, Inc...............................        8,904
      600    *Radiant Systems, Inc...................        4,044
    5,500    *Redback Networks, Inc..................        4,950
      300    *Renaissance Learning, Inc..............        6,570
      800    *Rent-Way, Inc..........................        3,720
      700    Rollins, Inc............................       13,195
    9,600    *RSA Security, Inc......................      103,200
    2,500    *S1 Corp................................       10,100
    2,800    *Sapient Corp...........................        7,756
    1,800    *Scansoft, Inc..........................        9,774
   10,700    *Seebeyond Technology Corp..............       24,717
      600    *Sohu.com, Inc..........................       20,496
    2,900    b*SONICblue, Inc........................           15
    1,900    *SonicWALL, Inc.........................        9,120
      400    *Source Interlink Cos, Inc..............        3,036
    2,100    *Spherion Corp..........................       14,595
    2,300    *SRA International, Inc (Class A).......       73,600
      300    *SS&C Technologies, Inc.................        4,785
      400    *Startek, Inc...........................       10,520
    8,700    *Sybase, Inc............................      121,017
      900    *Sykes Enterprises, Inc.................        4,401
      400    *Synplicity, Inc........................        2,092
    1,400    *Take-Two Interactive Software, Inc.....       39,676
      500    Talx Corp...............................       11,295
    1,400    *TeleTech Holdings, Inc.................        5,922
      500    *TheStreet.com, Inc.....................        2,350
    1,400    *THQ, Inc...............................       25,200
      500    *Tier Technologies, Inc (Class B).......        3,875
    1,200    *Transaction Systems Architects, Inc
               (Class A).............................       10,752
    1,000    *United Online, Inc.....................       25,340
      200    *Verint Systems, Inc....................        5,082
      800    *Verity, Inc............................       10,128

 66  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 BUSINESS SERVICES--(CONTINUED)
    7,400    *Vignette Corp..........................  $    15,392
    1,300    *VitalWorks, Inc........................        5,135
      700    *Vitria Technology, Inc.................        4,011
      300    *Volt Information Sciences, Inc.........        4,095
    1,600    *webMethods, Inc........................       13,008
      700    *Websense, Inc..........................       10,962
                                                       -----------
             TOTAL BUSINESS SERVICES                     2,601,032
                                                       -----------
 CHEMICALS AND ALLIED PRODUCTS--6.51%
    3,200    *Abgenix, Inc...........................       33,568
    1,100    *Adolor Corp............................       13,497
      600    *Alexion Pharmaceuticals, Inc...........       10,230
    1,700    *Alkermes, Inc..........................       18,275
      800    *Aphton Corp............................        6,592
      700    Arch Chemicals, Inc.....................       13,370
      700    *Arena Pharmaceuticals, Inc.............        4,648
      400    *Biosite, Inc...........................       19,240
    4,800    *Bradley Pharmaceuticals, Inc...........       79,200
    4,000    Cambrex Corp............................       92,080
    9,100    *Cell Therapeutics, Inc.................       88,543
      500    *Chattem, Inc...........................        9,400
      500    *Cima Labs, Inc.........................       13,445
      300    *Collagenex Pharmaceuticals, Inc........        4,083
    1,000    *Connetics Corp.........................       14,970
    1,500    *Corixa Corp............................       11,595
    4,100    Crompton Corp...........................       28,905
      200    *Dendreon Corp..........................        1,188
      900    *Durect Corp............................        2,169
      379    *Elizabeth Arden, Inc...................        4,991
    1,600    *Enzon, Inc.............................       20,032
    1,100    *Esperion Therapeutics, Inc.............       21,549
    1,500    *Ethyl Corp.............................       14,925
      700    *First Horizon Pharmaceutical...........        2,765
    3,100    *FMC Corp...............................       70,153
    1,700    *Genta, Inc.............................       22,644
    1,000    Georgia Gulf Corp.......................       19,800
    1,300    Great Lakes Chemical Corp...............       26,520
      800    *Guilford Pharmaceuticals, Inc..........        3,632
    1,000    H.B. Fuller Co..........................       22,020
    1,200    *Ilex Oncology, Inc.....................       23,292
    3,900    IMC Global, Inc.........................       26,169
    1,450    *Immunogen, Inc.........................        6,192
    1,400    *Indevus Pharmaceuticals, Inc...........        8,736
      100    Inter Parfums, Inc......................          740
      900    *InterMune, Inc.........................       14,499
    3,700    *Kos Pharmaceuticals, Inc...............       86,839
      800    *KV Pharmaceutical Co (Class A).........       22,240
    2,100    *Ligand Pharmaceuticals, Inc (Class
               B)....................................       28,539
      400    Meridian Bioscience, Inc................        3,752
      900    *MGI Pharma, Inc........................       23,067
    2,300    Millennium Chemicals, Inc...............       21,873
    2,200    Minerals Technologies, Inc..............      107,052
    1,400    *Nabi Biopharmaceuticals................        9,604
    1,800    Nature's Sunshine Products, Inc.........       14,418
    1,000    *NBTY, Inc..............................       21,060
    1,700    *Nektar Therapeutics....................       15,691
      300    NL Industries, Inc......................        5,100
    8,300    *Noven Pharmaceuticals, Inc.............       84,992
      400    Octel Corp..............................        5,560
    1,100    *Omnova Solutions, Inc..................        4,444
    1,400    *OSI Pharmaceuticals, Inc...............       45,094
      500    *Penwest Pharmaceuticals Co.............       12,185

  SHARES                                                  VALUE
  ------                                                  -----
    3,700    *Peregrine Pharmaceuticals, Inc.........  $     5,513
      300    PolyMedica Corp.........................       13,737
      800    *Pozen, Inc.............................        8,784
    1,600    *Praecis Pharmaceuticals, Inc...........        7,840
    1,000    *Quidel Corp............................        6,220
      300    *Revlon, Inc (Class A)..................          900
      600    *Salix Pharmaceuticals Ltd..............        6,294
    1,000    *Sangstat Medical Corp..................       13,090
      200    *Sirna Therapeutics, Inc................        1,762
   20,500    Solutia, Inc............................       44,690
      500    Stepan Co...............................       11,300
    5,700    *Tanox, Inc.............................       91,485
    8,200    *Unifi, Inc.............................       50,840
    3,000    USEC, Inc...............................       21,060
      300    *Vertex Pharmaceuticals, Inc............        4,380
      300    *Virbac Corp............................        1,818
    1,100    Wellman, Inc............................       12,320
      400    West Pharmaceutical Services, Inc.......        9,800
      400    *Women First Healthcare, Inc............          424
   21,600    *WR Grace & Co..........................       95,256
                                                       -----------
             TOTAL CHEMICALS AND ALLIED PRODUCTS         1,692,680
                                                       -----------
 COAL MINING--0.31%
    1,700    Arch Coal, Inc..........................       39,066
    2,200    Massey Energy Co........................       28,930
      700    *Westmoreland Coal Co...................       12,733
                                                       -----------
             TOTAL COAL MINING                              80,729
                                                       -----------
 COMMUNICATIONS--2.56%
      300    *Acme Communication, Inc................        2,280
      800    *AirGate PCS, Inc.......................          960
    2,500    *Alamosa Holdings, Inc..................        3,825
    2,300    b*Allegiance Telecom, Inc...............          127
      100    *Beasley Broadcast Group, Inc (Class
               A)....................................        1,368
      400    *Centennial Communications Corp.........        1,600
    9,300    *Charter Communications, Inc (Class
               A)....................................       36,921
    6,200    *Cincinnati Bell, Inc...................       41,540
      500    *Crown Media Holdings, Inc (Class A)....        2,065
      500    D&E Communications, Inc.................        5,725
   13,500    *Digital Generation Systems.............       25,920
    2,400    *Dobson Communications Corp (Class A)...       13,080
      200    *Fisher Communications, Inc.............        9,782
      500    *Golden Telecom, Inc....................       11,220
      500    Hickory Tech Corp.......................        5,600
      800    *Hungarian Telephone & Cable............        7,320
   28,100    *Infonet Services Corp (Class B)........       44,679
      600    Liberty Corp............................       25,500
    5,100    *Lightbridge, Inc.......................       44,676
      400    *Lodgenet Entertainment Corp............        4,380
    9,800    *Mediacom Communications Corp...........       96,726
    5,600    *Metro One Telecommunications, Inc......       28,896
      500    North Pittsburgh Systems, Inc...........        7,535
    1,700    *Pegasus Communications Corp............       50,286
    8,200    *PTEK Holdings, Inc.....................       39,770
    2,000    *RCN Corp...............................        3,960
      500    *Saga Communications, Inc (Class A).....        9,725
      300    *Salem Communications Corp (Class A)....        6,003
      100    Shenandoah Telecom Co...................        4,796
    8,000    *Talk America Holdings, Inc.............       87,280
    1,400    *Time Warner Telecom, Inc (Class A).....        8,918
    3,500    b*Touch America Holdings, Inc...........          231
    3,000    *U.S. Unwired, Inc (Class A)............        1,290

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   67

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 COMMUNICATIONS--(CONTINUED)
    1,900    *Western Wireless Corp (Class A)........  $    21,907
      500    *Young Broadcasting, Inc (Class A)......       10,565
                                                       -----------
             TOTAL COMMUNICATIONS                          666,456
                                                       -----------
 DEPOSITORY INSTITUTIONS--8.52%
      500    1st Source Corp.........................        9,280
      400    ABC Bancorp.............................        5,732
      200    American National Bankshares, Inc.......        5,378
    2,200    Anchor Bancorp Wisconsin, Inc...........       52,558
      210    Arrow Financial Corp....................        7,008
      500    Bancfirst Corp..........................       25,930
      400    Bank Mutual Corp........................       13,000
      700    Bank Of Granite Corp....................       11,935
    1,500    BankAtlantic Bancorp, Inc (Class A).....       17,835
        1    Banknorth Group, Inc....................           26
      400    Banner Corp.............................        8,196
    2,300    *Bay View Capital Corp..................       13,294
      200    Berkshire Hills Bancorp, Inc............        5,680
      100    Bryn Mawr Bank Corp.....................        3,707
      300    BSB Bancorp, Inc........................        7,446
      300    Camden National Corp....................        8,250
      300    Capital City Bank Group, Inc............       10,860
      200    Cascade Bancorp.........................        3,466
      300    CCBT Financial Cos, Inc.................        7,167
      300    *Central Coast Bancorp..................        5,031
      100    Century Bancorp, Inc (Class A)..........        2,978
      300    CFS Bancorp, Inc........................        4,230
      100    Charter Financial Corp..................        2,825
      900    Chemical Financial Corp.................       26,820
      300    Citizens First Bancorp, Inc.............        6,552
      100    City Bank...............................        2,706
    1,500    City Holding Co.........................       43,905
      100    Coastal Financial Corp..................        1,291
      200    Columbia Bancorp........................        4,800
      300    Columbia Bancorp (Oregon)...............        4,005
      500    Columbia Banking System, Inc............        8,955
    5,100    Commercial Federal Corp.................      108,120
      100    Community Bank of North Virginia........        1,164
      400    Community Bank System, Inc..............       15,200
      700    Community Trust Bancorp, Inc............       18,298
      300    Corus Bankshares, Inc...................       14,529
    1,200    CVB Financial Corp......................       23,424
      700    Dime Community Bancshares...............       17,815
      800    East West Bancorp, Inc..................       28,912
      200    EverTrust Financial Group, Inc..........        4,598
      200    Farmers Capital Bank Corp...............        6,386
      500    Fidelity Bankshares, Inc................       11,150
      100    First Bell Bancorp, Inc.................        2,526
      300    First Busey Corp (Class A)..............        7,272
    1,100    First Charter Corp......................       19,140
      200    First Citizens Bancshares, Inc (Class
               A)....................................       20,168
      300    First Community Bancshares, Inc.........       10,590
      600    First Federal Capital Corp..............       11,910
    1,200    First Financial Bancorp.................       19,200
      500    First Financial Bankshares, Inc.........       16,730
      200    First Financial Corp (Indiana)..........       10,580
      500    First Financial Holdings, Inc...........       13,520
      300    First National Corp.....................        7,398
      100    First Of Long Island Corp...............        3,990
      400    *First Republic Bank....................       10,640
      800    First Sentinel Bancorp, Inc.............       12,776
      100    First South Bancorp, Inc................        3,326
      300    Firstfed America Bancorp, Inc...........       10,350

  SHARES                                                  VALUE
  ------                                                  -----
    2,900    *FirstFed Financial Corp................  $   102,341
    1,100    Flagstar Bancorp, Inc...................       26,895
      200    FloridaFirst Bancorp, Inc...............        4,772
      300    Flushing Financial Corp.................        6,651
      100    FMS Financial Corp......................        1,640
      200    FNB Corp (Virginia).....................        5,414
      603    Frontier Financial Corp.................       17,131
      400    GA Financial, Inc.......................       10,060
      200    Great Southern Bancorp, Inc.............        7,708
      200    Greene County Bancshares, Inc...........        4,230
    1,000    Hancock Holding Co......................       47,060
      800    Harbor Florida Bancshares, Inc..........       19,168
      700    Harleysville National Corp..............       18,942
      200    Heritage Financial Corp.................        4,234
      500    Hudson River Bancorp, Inc...............       13,960
    2,100    Humboldt Bancorp........................       31,416
      200    IberiaBank Corp.........................        9,760
      400    Independent Bank Corp (Massachusetts)...        9,036
      600    Independent Bank Corp (Michigan)........       15,414
      600    Integra Bank Corp.......................       10,326
      600    Irwin Financial Corp....................       15,540
      600    *Itla Capital Corp......................       24,258
      200    Lakeland Financial Corp.................        6,076
      700    MAF Bancorp, Inc........................       25,949
      210    MainSource Financial Group, Inc.........        5,118
      100    Merchants Bancshares, Inc...............        2,600
    1,800    Mid-State Bancshares....................       35,550
      200    MutualFirst Financial, Inc..............        4,670
      100    NASB Financial, Inc.....................        2,900
      100    National Bankshares, Inc................        3,931
      200    NBC Capital Corp........................        5,060
      300    NBT Bancorp, Inc........................        5,805
    1,700    NetBank, Inc............................       22,372
      400    Northwest Bancorp, Inc..................        6,400
      200    OceanFirst Financial Corp...............        5,020
      100    Old Second Bancorp, Inc.................        4,285
      300    Omega Financial Corp....................       10,260
      100    Oneida Financial Corp...................        2,239
    3,500    Pacific Capital Bancorp.................      122,675
      700    Pacific Union Bank......................        9,506
      200    Parkvale Financial Corp.................        4,916
      200    Partners Trust Financial Group, Inc.....        3,816
      600    Pennfed Financial Services, Inc.........       16,650
      200    Pennrock Financial Services Corp........        5,402
      200    Peoples Holding Co......................        8,850
      300    PFF Bancorp, Inc........................       11,595
    3,100    Provident Bankshares Corp...............       78,771
      100    Provident Financial Holdings............        2,934
    1,900    Republic Bancorp, Inc...................       25,498
      300    Republic Bancorp, Inc (Class A)
               (Kentucky)............................        4,449
      206    Royal Bancshares Of Pennsylvania (Class
               A)....................................        4,398
      900    S & T Bancorp, Inc......................       24,687
      200    S.Y. Bancorp, Inc.......................        7,074
      200    Santander Bancorp.......................        3,272
      800    Seacoast Financial Services Corp........       15,840
      300    Second Bancorp, Inc.....................        7,740
    4,600    *Silicon Valley Bancshares..............      109,526
      500    Simmons First National Corp (Class A)...       10,005
    1,700    South Financial Group, Inc..............       39,661
      300    St. Francis Capital Corp................        8,721
      215    State Bancorp, Inc......................        4,208
      200    State Financial Services Corp (Class
               A)....................................        4,428
    5,700    Staten Island Bancorp, Inc..............      111,036

 68  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
      400    Sterling Bancorp........................  $    11,156
      600    Sterling Financial Corp
               (Pennsylvania)........................       13,950
      500    *Sterling Financial Corp (Spokane)......       12,180
      200    Summit Bancshares, Inc..................        4,696
      205    *Sun Bancorp, Inc (New Jersey)..........        4,080
      800    Texas Regional Bancshares, Inc (Class
               A)....................................       27,760
      200    Troy Financial Corp.....................        5,430
      700    Trust Co Of New Jersey..................       21,210
      400    U.S.B. Holding Co, Inc..................        7,100
      600    UMB Financial Corp......................       25,440
    1,000    Umpqua Holdings Corp....................       18,990
      300    Union Bankshares Corp...................        8,481
      700    United Community Banks, Inc.............       17,486
    1,100    United Community Financial Corp.........       10,164
      800    Unizan Financial Corp...................       14,056
      300    Virginia Financial Group, Inc...........        8,400
      300    Warwick Community Bancorp...............        8,775
      600    Wesbanco, Inc...........................       14,580
      500    West Coast Bancorp......................        9,100
      100    West Essex Bancorp, Inc.................        3,506
      200    WSFS Financial Corp.....................        7,680
                                                       -----------
             TOTAL DEPOSITORY INSTITUTIONS               2,214,627
                                                       -----------
 EATING AND DRINKING PLACES--1.64%
      500    *AFC Enterprises, Inc...................        8,120
    1,300    Bob Evans Farms, Inc....................       35,919
      100    *Champps Entertainment, Inc.............          502
    1,700    *CKE Restaurants, Inc...................        9,503
      400    *Dave & Buster's, Inc...................        4,360
    4,700    *Jack In The Box, Inc...................      104,810
      800    Landry's Restaurants, Inc...............       18,880
    4,100    Lone Star Steakhouse & Saloon, Inc......       89,257
      100    *P.F. Chang's China Bistro, Inc.........        4,921
      400    *Papa John's International, Inc.........       11,220
    1,500    *Ryan's Family Steak Houses, Inc........       21,000
    4,100    *Sonic Corp.............................      104,263
      800    *The Steak n Shake Co...................       12,200
                                                       -----------
             TOTAL EATING AND DRINKING PLACES              424,955
                                                       -----------
 EDUCATIONAL SERVICES--0.14%
      300    *Learning Tree International, Inc.......        4,689
    2,100    *Whitman Education Group................       32,235
                                                       -----------
             TOTAL EDUCATIONAL SERVICES                     36,924
                                                       -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.18%
    4,600    *Allegheny Energy, Inc..................       38,870
    6,600    *Aquila, Inc............................       17,028
    1,600    Atmos Energy Corp.......................       39,680
    1,700    Avista Corp.............................       24,055
    3,700    Black Hills Corp........................      113,590
      500    California Water Service Group..........       14,060
      400    Cascade Natural Gas Corp................        7,640
      500    *Casella Waste Systems, Inc (Class A)...        4,515
    3,100    Central Vermont Public Service Corp.....       60,605
      500    CH Energy Group, Inc....................       22,500
    4,900    *CMS Energy Corp........................       39,690
      300    *Duratek, Inc...........................        2,349
    1,300    Energen Corp............................       43,290
      700    Laclede Group, Inc......................       18,760
      600    MGE Energy, Inc.........................       18,900
    1,800    New Jersey Resources Corp...............       63,900
      900    Northwest Natural Gas Co................       24,525
      600    NUI Corp................................        9,312

  SHARES                                                  VALUE
  ------                                                  -----
      300    Otter Tail Corp.........................  $     8,094
      500    Resource America, Inc (Class A).........        5,175
    1,100    Southwest Gas Corp......................       23,298
    2,300    UIL Holdings Corp.......................       93,265
    1,000    Unisource Energy Corp...................       18,800
    7,000    Westar Energy, Inc......................      113,610
                                                       -----------
             TOTAL ELECTRIC, GAS, AND SANITARY
               SERVICES                                    825,511
                                                       -----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--8.34%
    1,900    *Aeroflex, Inc..........................       14,706
    5,500    *Allen Telecom, Inc.....................       90,860
      900    *Alliance Semiconductor Corp............        4,356
      800    *Anaren Microwave, Inc..................        7,496
    2,000    Applied Signal Technology, Inc..........       33,740
   16,400    *Arris Group, Inc.......................       81,344
      600    *Artisan Components, Inc................       13,566
    1,000    *ATMI, Inc..............................       24,970
    2,000    *Avanex Corp............................        8,000
    4,800    Baldor Electric Co......................       98,880
      400    Bel Fuse, Inc (Class B).................        9,160
      900    *Benchmark Electronics, Inc.............       27,684
    6,400    C&D Technologies, Inc...................       91,904
    1,000    *Catapult Communications Corp...........       10,620
      100    *ClearOne Communications, Inc...........          220
      600    Cubic Corp..............................       13,332
    1,600    *DDI Corp...............................          112
    1,400    *Diodes, Inc............................       26,614
      400    *Dupont Photomasks, Inc.................        7,532
    1,000    *Electro Scientific Industries, Inc.....       15,160
      400    *EMS Technologies, Inc..................        5,232
      200    *Energy Conversion Devices, Inc.........        1,820
    1,900    *Entegris, Inc..........................       25,536
    9,600    *ESS Technology, Inc....................       93,600
    6,100    *FuelCell Energy, Inc...................       49,959
    1,300    *Genlyte Group, Inc.....................       45,461
   13,400    *GlobespanVirata, Inc...................      110,550
    2,200    *Harmonic, Inc..........................        8,954
      900    Helix Technology Corp...................       11,907
    2,000    *Hexcel Corp............................        6,400
    3,300    *Hutchinson Technology, Inc.............      108,537
    4,000    *Inet Technologies, Inc.................       39,880
    1,800    *InterVoice, Inc........................        8,892
    2,500    *Kopin Corp.............................       15,300
    1,800    *Littelfuse, Inc........................       40,248
      500    LSI Industries, Inc.....................        5,550
    2,700    *Mercury Computer Systems, Inc..........       49,032
    1,203    Methode Electronics, Inc (Class A)......       12,932
      100    *Metrologic Instruments, Inc............        3,325
    2,000    *Micrel, Inc............................       20,780
    1,000    *Microsemi Corp.........................       16,000
   11,600    *Microtune, Inc.........................       37,120
      500    *Moog, Inc (Class A)....................       17,375
    1,200    *Mykrolis Corp..........................       12,180
      200    National Presto Industries, Inc.........        6,320
      200    *New Focus, Inc.........................          748
    2,000    *Oak Technology, Inc....................       12,420
      700    *Omnivision Technologies, Inc...........       21,840
    1,000    *ON Semiconductor Corp..................        2,700
    3,400    *Oplink Communications, Inc.............        6,358
      500    *Optical Communication Products, Inc....          900
      600    Park Electrochemical Corp...............       11,970
    4,900    *Plantronics, Inc.......................      106,183
    8,200    *Plexus Corp............................       94,546
      100    *Plug Power, Inc........................          467

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   69

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
      200    *Powell Industries, Inc.................  $     2,928
      900    *Power Integrations, Inc................       21,888
    2,400    *Powerwave Technologies, Inc............       15,048
    4,400    *Proxim Corp (Class A)..................        6,424
    1,200    *Rayovac Corp...........................       15,540
      580    b*Read-Rite Corp........................           38
      200    Richardson Electronics Ltd..............        1,620
      600    *Rogers Corp............................       19,980
    1,600    *SBA Communications Corp................        4,864
      500    *SBS Technologies, Inc..................        4,916
      900    *Seachange International, Inc...........        8,586
    7,300    *Semtech Corp...........................      103,952
    1,600    *Siliconix, Inc.........................       57,760
      100    *Sipex Corp.............................          490
    5,000    *Skyworks Solutions, Inc................       33,850
      700    Smith (A.O.) Corp.......................       19,705
    7,100    *Sonus Networks, Inc....................       35,713
    1,800    *Spectralink Corp.......................       17,784
      400    *Standard Microsystems Corp.............        6,068
    4,200    *Stoneridge, Inc........................       57,330
    3,000    *Stratex Networks, Inc..................        9,600
      100    *Suntron Corp...........................          282
      300    *Supertex, Inc..........................        5,511
    1,400    *Technitrol, Inc........................       21,070
    2,400    *Terayon Communication Systems, Inc.....        6,552
    1,500    *Thomas & Betts Corp....................       21,675
      800    *Three-Five Systems, Inc................        5,520
      100    *Trikon Technologies, Inc...............          362
    4,800    *Triquint Semiconductor, Inc............       19,968
    1,200    *Turnstone Systems, Inc.................        3,012
      500    *Universal Display Corp.................        4,460
      500    *Universal Electronics, Inc.............        6,340
      700    *Vicor Corp.............................        6,720
      700    *Wilson Greatbatch Technologies, Inc....       25,270
      400    Woodhead Industries, Inc................        5,008
                                                       -----------
             TOTAL ELECTRONIC AND OTHER ELECTRIC
               EQUIPMENT.............................    2,167,112
                                                       -----------
 ENGINEERING AND MANAGEMENT SERVICES--2.82%
      500    *aaiPharma, Inc.........................        9,940
    2,600    *Applera Corp (Celera Genomics Group)...       26,832
      300    *Charles River Associates, Inc..........        8,481
    3,300    *Cornell Cos, Inc.......................       49,962
    6,500    *Covance, Inc...........................      117,650
    1,500    *CuraGen Corp...........................        8,325
    1,000    *CV Therapeutics, Inc...................       29,660
      200    *Deltagen, Inc..........................           26
    3,700    *Digitas, Inc...........................       18,352
      700    *Diversa Corp...........................        6,881
    1,500    *Exelixis, Inc..........................       10,410
      500    *Forrester Research, Inc................        8,180
    2,800    *Gartner, Inc (Class A).................       21,224
    1,100    *Gene Logic, Inc........................        6,567
    2,200    *Genencor International, Inc............       36,234
      700    *Gen-Probe, Inc.........................       28,609
      600    *Kosan Biosciences, Inc.................        3,540
      300    Landauer, Inc...........................       12,549
    1,100    *Lexicon Genetics, Inc..................        7,381
    3,100    *MAXIMUS, Inc...........................       85,653
      800    *Maxygen, Inc...........................        8,776
      500    *Neopharm, Inc..........................        6,925
      300    *Newtek Business Services, Inc..........        1,593
    1,000    *Per-Se Technologies, Inc...............       11,230
      900    *Pharmacopeia, Inc......................        7,425

  SHARES                                                  VALUE
  ------                                                  -----
    1,000    *Repligen Corp..........................  $     5,180
      600    *Right Management Consultants, Inc......        7,590
    2,100    *Savient Pharmaceuticals, Inc...........        9,744
      500    *Sourcecorp.............................       10,800
      800    *Symyx Technologies, Inc................       13,056
    1,800    *Tetra Tech, Inc........................       30,834
   12,400    *U.S. Oncology, Inc.....................       91,636
      600    *URS Corp...............................       11,676
      900    *Washington Group International, Inc....       19,764
                                                       -----------
             TOTAL ENGINEERING AND MANAGEMENT
               SERVICES                                    732,685
                                                       -----------
 ENVIRONMENTAL QUALITY AND HOUSING--0.00%
    1,200    *Cadiz, Inc.............................          162
                                                       -----------
             TOTAL ENVIRONMENTAL QUALITY AND HOUSING           162
                                                       -----------
 EXECUTIVE, LEGISLATIVE AND GENERAL--0.00%
      200    *Omega Protein Corp.....................        1,020
                                                       -----------
             TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL        1,020
                                                       -----------
 FABRICATED METAL PRODUCTS--0.73%
      300    *Gulf Island Fabrication, Inc...........        5,076
    3,400    Material Sciences Corp..................       32,980
    3,200    *Raytech Corp...........................       13,600
    6,700    *Shaw Group, Inc........................       80,735
      300    *SPS Technologies, Inc..................        8,112
    2,000    *Tower Automotive, Inc..................        7,320
    2,100    Valmont Industries, Inc.................       40,866
                                                       -----------
             TOTAL FABRICATED METAL PRODUCTS               188,689
                                                       -----------
 FOOD AND KINDRED PRODUCTS--1.19%
      500    *American Italian Pasta Co (Class A)....       20,825
      900    *Aurora Foods, Inc......................          315
    4,300    *Boston Beer Co, Inc (Class A)..........       61,920
      100    Corn Products International, Inc........        3,003
    1,200    Flowers Foods, Inc......................       23,712
      700    *J & J Snack Foods Corp.................       22,141
      100    *National Beverage Corp.................        1,390
      500    Pilgrim's Pride Corp (Class B)..........        4,835
    4,000    *Ralcorp Holdings, Inc..................       99,840
      200    Riviana Foods, Inc......................        5,382
      300    *Robert Mondavi Corp (Class A)..........        7,593
      600    Sanderson Farms, Inc....................       16,860
    1,400    Sensient Technologies Corp..............       32,186
    1,100    Topps Co, Inc...........................        9,449
                                                       -----------
             TOTAL FOOD AND KINDRED PRODUCTS               309,451
                                                       -----------
 FOOD STORES--0.52%
    3,800    *7-Eleven, Inc..........................       40,090
      100    *Arden Group, Inc (Class A).............        5,900
      500    *Great Atlantic & Pacific Tea Co, Inc...        4,400
      300    Ingles Markets, Inc (Class A)...........        3,030
      200    *Pantry, Inc............................        1,578
    1,000    *Pathmark Stores, Inc...................        7,650
      300    b*Penn Traffic Co.......................           60
    1,200    Ruddick Corp............................       18,864
    1,700    Weis Markets, Inc.......................       52,734
                                                       -----------
             TOTAL FOOD STORES                             134,306
                                                       -----------
 FURNITURE AND FIXTURES--0.21%
      400    Bassett Furniture Industries, Inc.......        5,312
    1,700    Kimball International, Inc (Class B)....       26,520
      800    Stanley Furniture Co, Inc...............       21,928
                                                       -----------
             TOTAL FURNITURE AND FIXTURES                   53,760
                                                       -----------

 70  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  FURNITURE AND HOMEFURNISHINGS STORES--0.40%
    3,900    *Electronics Boutique Holdings Corp.....  $    90,129
      400    *EUniverse, Inc.........................        1,448
      700    *Intertan, Inc..........................        5,740
      200    *Rex Stores Corp........................        2,422
      400    *Ultimate Electronics, Inc..............        5,128
                                                       -----------
             TOTAL FURNITURE AND HOMEFURNISHINGS
               STORES                                      104,867
                                                       -----------
 GENERAL BUILDING CONTRACTORS--0.53%
      500    *Beazer Homes U.S.A., Inc...............       41,750
      400    M/I Schottenstein Homes, Inc............       17,072
    1,100    *Palm Harbor Homes, Inc.................       20,834
    1,300    *Perini Corp............................       10,335
    1,200    Standard-Pacific Corp...................       39,792
      100    *Technical Olympic U.S.A., Inc..........        2,363
      200    *William Lyon Homes, Inc................        6,370
                                                       -----------
             TOTAL GENERAL BUILDING CONTRACTORS            138,516
                                                       -----------
 GENERAL MERCHANDISE STORES--0.45%
    2,500    *BJ's Wholesale Club, Inc...............       37,650
      300    *Brookstone, Inc........................        6,075
    1,600    Casey's General Stores, Inc.............       22,624
    3,500    *ShopKo Stores, Inc.....................       45,500
      700    *Stein Mart, Inc........................        4,193
                                                       -----------
             TOTAL GENERAL MERCHANDISE STORES              116,042
                                                       -----------
 HEALTH SERVICES--1.68%
    1,700    *Accredo Health, Inc....................       37,060
      600    *Amsurg Corp............................       18,300
    3,300    *Beverly Enterprises, Inc...............       11,550
    2,000    *Chronimed, Inc.........................       19,660
      200    *Corvel Corp............................        7,200
      700    *Cross Country Healthcare, Inc..........        9,233
        1    *Dynacq International, Inc..............           14
    4,140    *Enzo Biochem, Inc......................       89,093
    4,000    *Genesis Health Ventures, Inc...........       70,600
      600    *Impath, Inc............................        8,484
      800    *MIM Corp...............................        5,224
      200    *National Healthcare Corp...............        3,936
    3,200    *Pediatrix Medical Group, Inc...........      114,080
    1,700    *Province Healthcare Co.................       18,819
      600    *RehabCare Group, Inc...................        8,790
      600    *Sunrise Senior Living, Inc.............       13,428
                                                       -----------
             TOTAL HEALTH SERVICES                         435,471
                                                       -----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.05%
      800    *Insituform Technologies, Inc (Class
               A)....................................       14,144
                                                       -----------
             TOTAL HEAVY CONSTRUCTION, EXCEPT
               BUILDING                                     14,144
                                                       -----------
 HOLDING AND OTHER INVESTMENT OFFICES--8.52%
      500    Acadia Realty Trust.....................        4,575
      900    Amcore Financial, Inc...................       20,952
    2,000    American Mortgage Acceptance Co.........       34,720
      100    *American Realty Investors, Inc.........        1,225
    3,200    AMLI Residential Properties Trust.......       75,360
      600    Associated Estates Realty Corp..........        3,942
      500    Bedford Property Investors, Inc.........       14,200
      900    Brandywine Realty Trust.................       22,158
    2,100    Brookline Bancorp, Inc..................       29,400
      100    BRT Realty Trust........................        1,590
      700    Chateau Communities, Inc................       20,713
    1,300    Commercial Net Lease Realty, Inc........       22,412
      315    Community Banks, Inc....................        9,368

  SHARES                                                  VALUE
  ------                                                  -----
    1,300    Community First Bankshares, Inc.........  $    35,490
    1,300    Connecticut Bancshares, Inc.............       51,025
      300    Correctional Properties Trust...........        8,400
    7,600    Crown American Realty Trust.............       81,624
      600    Eastgroup Properties, Inc...............       16,200
      600    Entertainment Properties Trust..........       17,250
    1,500    Equity Inns, Inc........................       10,350
    5,800    Equity One, Inc.........................       95,120
      400    F & M Bancorp...........................       19,728
    1,800    *FelCor Lodging Trust, Inc..............       14,130
      200    First Defiance Financial Corp...........        3,968
      400    First Indiana Corp......................        6,848
    1,400    First Industrial Realty Trust, Inc......       44,240
    2,400    First Niagara Financial Group, Inc......       33,504
      400    First Place Financial Corp..............        6,928
    2,200    Fremont General Corp....................       30,140
      900    Gables Residential Trust................       27,207
      300    German American Bancorp.................        5,235
      300    Gladstone Capital Corp..................        6,189
    1,900    Greater Bay Bancorp.....................       39,026
    4,000    Health Care REIT, Inc...................      122,000
      200    Highwoods Properties, Inc...............        4,460
    1,000    Home Properties Of New York, Inc........       35,240
    6,400    IMPAC Mortgage Holdings, Inc............      106,816
    1,462    iShares Russell 2000 Index Fund.........      129,972
      700    Keystone Property Trust.................       12,957
      900    Kilroy Realty Corp......................       24,750
      700    Koger Equity, Inc.......................       12,061
      800    Kramont Realty Trust....................       13,200
    5,000    *La Quinta Corp.........................       21,550
    1,100    Lexington Corporate Properties Trust....       19,470
    3,100    *Local Financial Corp...................       44,764
      600    Mid-America Apartment Communities,
               Inc...................................       16,206
      800    National Health Investors, Inc..........       14,752
    2,100    Nationwide Health Properties, Inc.......       33,453
    1,700    Novastar Financial, Inc.................      101,575
    2,000    Oriental Financial Group, Inc...........       51,380
      200    Port Financial Corp.....................       10,776
    1,100    Post Properties, Inc....................       29,150
    1,100    Prentiss Properties Trust...............       32,989
      200    *Quaker City Bancorp, Inc...............        8,210
    3,600    RAIT Investment Trust...................       95,400
      600    Ramco-Gershenson Properties.............       13,980
    1,800    Reckson Associates Realty Corp..........       37,548
    1,100    RFS Hotel Investors, Inc................       13,552
      500    Sandy Spring Bancorp, Inc...............       15,800
      400    Saul Centers, Inc.......................       10,240
    1,600    Senior Housing Properties Trust.........       21,696
      400    Sizeler Property Investors..............        4,100
      400    Suffolk Bancorp.........................       12,880
      500    Sun Communities, Inc....................       19,650
      900    Superior Financial Corp.................       21,600
    1,400    Susquehanna Bancshares, Inc.............       32,690
    2,500    Tanger Factory Outlet Centers, Inc......       82,700
    1,600    Taubman Centers, Inc....................       30,656
      300    Tompkins Trustco, Inc...................       13,395
      500    Town & Country Trust....................       11,625
      100    *Transcontinental Realty Investors,
               Inc...................................        1,470
    2,900    U.S. Restaurant Properties, Inc.........       45,530
      400    Universal Health Realty Income Trust....       10,800
      100    Ventas, Inc.............................        1,515
    1,300    Washington Real Estate Investment
               Trust.................................       35,360

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   71

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
    1,000    Waypoint Financial Corp.................  $    18,040
      200    Westfield Financial, Inc................        3,762
                                                       -----------
             TOTAL HOLDING AND OTHER INVESTMENT
               OFFICES                                   2,212,937
                                                       -----------
 HOTELS AND OTHER LODGING PLACES--0.59%
      900    *Boca Resorts, Inc (Class A)............       11,700
    5,700    *Boyd Gaming Corp.......................       98,382
      700    *Choice Hotels International, Inc.......       19,117
      700    Marcus Corp.............................       10,465
      800    *Pinnacle Entertainment, Inc............        5,440
    1,300    *Prime Hospitality Corp.................        8,723
                                                       -----------
             TOTAL HOTELS AND OTHER LODGING PLACES         153,827
                                                       -----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--5.83%
      300    *Aaon, Inc..............................        5,556
    9,700    *Advanced Digital Information Corp......       96,903
      200    Alamo Group, Inc........................        2,444
      200    Ampco-Pittsburgh Corp...................        2,680
      500    *Astec Industries, Inc..................        4,360
    2,700    Black Box Corp..........................       97,740
    1,300    *Blount International, Inc..............        7,410
    2,300    Briggs & Stratton Corp..................      116,150
    1,300    *Brooks Automation, Inc.................       14,742
      400    Cascade Corp............................        6,960
    2,500    *Cirrus Logic, Inc......................       10,050
   11,600    *Computer Network Technology Corp.......       93,960
   16,700    *Concurrent Computer Corp...............       48,764
      500    *Cuno, Inc..............................       18,060
    1,200    *Cymer, Inc.............................       38,412
      200    *Dril-Quip, Inc.........................        3,640
    1,700    *Electronics For Imaging, Inc...........       34,493
      400    Engineered Support Systems, Inc.........       16,740
    3,700    *EnPro Industries, Inc..................       39,553
      800    *Esterline Technologies Corp............       13,928
      800    *FalconStor Software, Inc...............        5,352
    1,700    *Flowserve Corp.........................       33,439
      600    *Gardner Denver, Inc....................       12,276
    7,800    *Gateway, Inc...........................       28,470
      200    *General Binding Corp...................        2,400
      900    *Global Power Equipment Group, Inc......        4,185
      300    Gorman-Rupp Co..........................        7,200
    2,100    *Handspring, Inc........................        2,373
      900    *Hypercom Corp..........................        3,735
    1,000    IDEX Corp...............................       36,240
    1,800    *Iomega Corp............................       19,080
    1,600    JLG Industries, Inc.....................       10,880
      400    *Kadant, Inc............................        7,500
    1,000    Kaydon Corp.............................       20,800
    1,800    *Kulicke & Soffa Industries, Inc........       11,502
    1,600    Lennox International, Inc...............       20,592
    1,200    Lincoln Electric Holdings, Inc..........       24,492
      200    Lufkin Industries, Inc..................        4,870
      100    *Mestek, Inc............................        1,800
      600    *Micros Systems, Inc....................       19,788
    2,800    Modine Manufacturing Co.................       54,236
      200    Nacco Industries, Inc (Class A).........       11,788
      500    *Omnicell, Inc..........................        5,120
    1,300    *Palm, Inc..............................       21,151
    1,000    *Paxar Corp.............................       11,000
    3,600    *Presstek, Inc..........................       22,428
      900    *ProQuest Co............................       23,220
    5,100    *Quantum Corp...........................       20,655

  SHARES                                                  VALUE
  ------                                                  -----
    4,300    *Rainbow Technologies, Inc..............  $    36,163
   36,700    *Riverstone Networks, Inc...............       43,306
    1,000    Sauer-Danfoss, Inc......................       10,750
      300    Schawk, Inc.............................        3,144
      600    *Semitool, Inc..........................        2,958
    4,800    *Sigma Designs, Inc.....................       52,128
      300    *Simpletech, Inc........................        1,203
      400    Standex International Corp..............        8,400
    1,000    Stewart & Stevenson Services, Inc.......       15,750
      300    Tennant Co..............................       11,025
    2,800    Toro Co.................................      111,300
      700    *Ultratech, Inc.........................       12,943
    1,700    *UNOVA, Inc.............................       18,870
      800    *Veeco Instruments, Inc.................       13,624
      500    Woodward Governor Co....................       21,500
    1,400    York International Corp.................       32,760
                                                       -----------
             TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT    1,514,941
                                                       -----------
 INSTRUMENTS AND RELATED PRODUCTS--6.03%
    1,000    *Aksys Ltd..............................       12,950
      300    Analogic Corp...........................       14,628
      400    Arrow International, Inc................       17,660
      600    *Arthrocare Corp........................       10,056
      300    *Aspect Medical Systems, Inc............        2,214
      400    BEI Technologies, Inc...................        4,800
        1    *Britesmile, Inc........................           26
      600    *Bruker AXS, Inc........................        1,842
      400    *Bruker Daltonics, Inc..................        2,132
    1,900    *Cardiac Science, Inc...................        5,092
      200    *Closure Medical Corp...................        3,776
    4,700    *Cognex Corp............................      105,045
    1,100    *Coherent, Inc..........................       26,048
      800    Cohu, Inc...............................       12,480
      400    *Cole National Corp.....................        5,008
    1,100    Cooper Cos, Inc.........................       38,247
      700    *Cyberonics, Inc........................       15,057
   11,300    *Cytyc Corp.............................      118,876
      400    Datascope Corp..........................       11,876
      600    *Dionex Corp............................       23,850
      200    *DJ Orthopedics, Inc....................        2,192
      600    EDO Corp................................       10,620
      400    *ESCO Technologies, Inc.................       17,600
      300    *Excel Technology, Inc..................        6,849
      900    *FEI Co.................................       16,884
      600    *Haemonetics Corp.......................       11,220
      700    *Hanger Orthopedic Group, Inc...........        8,015
      400    *Herley Industries, Inc.................        6,792
      400    *ICU Medical, Inc.......................       12,460
      400    *Ii-Vi, Inc.............................        9,232
    3,600    *Integra LifeSciences Holding...........       94,968
      600    *Interpore International................        7,638
      900    Invacare Corp...........................       29,700
      600    *Ionics, Inc............................       13,422
      700    *Itron, Inc.............................       15,092
      400    Keithley Instruments, Inc...............        5,780
    5,500    Mentor Corp.............................      106,590
      400    *Micro Therapeutics, Inc................        1,696
      200    Mine Safety Appliances Co...............        8,724
    3,000    *Molecular Devices Corp.................       47,730
      300    Movado Group, Inc.......................        6,525
    2,800    MTS Systems Corp........................       41,272
      600    *Novoste Corp...........................        3,600
      900    *Oakley, Inc............................       10,593
      600    *Osteotech, Inc.........................        8,154

 72  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
      600    *Photon Dynamics, Inc...................  $    16,578
      600    *Possis Medical, Inc....................        8,232
      200    *Retractable Technologies, Inc..........        1,698
      100    *Rita Medical Systems, Inc..............          350
    1,000    Roper Industries, Inc...................       37,200
      500    *SonoSite, Inc..........................        9,975
    5,700    *Staar Surgical Co......................       66,120
    1,400    *Sybron Dental Specialties, Inc.........       33,040
      200    Sypris Solutions, Inc...................        2,066
    4,000    *Techne Corp............................      121,360
    1,000    *Theragenics Corp.......................        4,300
    7,300    *Thoratec Corp..........................      108,770
      800    *TriPath Imaging, Inc...................        5,464
    1,100    *Varian, Inc............................       38,137
      400    *Ventana Medical Systems, Inc...........       10,872
      900    *Viasys Healthcare, Inc.................       18,630
    5,900    *Visx, Inc..............................      102,365
      200    Vital Signs, Inc........................        5,192
    1,200    *Vivus, Inc.............................        6,168
      600    *Wright Medical Group, Inc..............       11,400
      700    X-Rite, Inc.............................        6,937
      100    *Young Innovations, Inc.................        2,850
      300    *Zoll Medical Corp......................       10,068
      600    *Zygo Corp..............................        4,800
                                                       -----------
             TOTAL INSTRUMENTS AND RELATED PRODUCTS      1,567,583
                                                       -----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.03%
      500    *Clark, Inc.............................        5,975
      400    Crawford & Co (Class B).................        1,964
                                                       -----------
             TOTAL INSURANCE AGENTS, BROKERS AND
               SERVICE                                       7,939
                                                       -----------
 INSURANCE CARRIERS--3.37%
    1,900    *Allmerica Financial Corp...............       34,181
      300    *American Physicians Capital, Inc.......        7,275
      700    *AMERIGROUP Corp........................       26,040
    4,200    AmerUs Group Co.........................      118,398
      500    *Argonaut Group, Inc....................        6,165
      300    Baldwin & Lyons, Inc (Class B)..........        7,125
      600    *CNA Surety Corp........................        5,910
    2,900    Commerce Group, Inc.....................      104,980
      100    Donegal Group, Inc......................        1,352
      100    EMC Insurance Group, Inc................        1,855
      100    *Enstar Group, Inc......................        3,941
      200    Great American Financial Resources,
               Inc...................................        2,622
      100    Independence Holding Co.................        2,111
      100    Kansas City Life Insurance Co...........        4,284
    2,300    Landamerica Financial Group, Inc........      109,250
      300    Midland Co..............................        6,663
      100    *National Western Life Insurance Co
               (Class A).............................       11,043
      100    *Navigators Group, Inc..................        2,982
      100    NYMAGIC, Inc............................        2,026
      600    *Philadelphia Consolidated Holding
               Corp..................................       24,240
    3,400    Phoenix Cos, Inc........................       30,702
      200    *Pico Holdings, Inc.....................        2,600
      800    PMA Capital Corp (Class A)..............       10,056
      900    *ProAssurance Corp......................       24,291
    4,600    *Sierra Health Services, Inc............       92,000
      500    State Auto Financial Corp...............       11,225
    3,200    *Stewart Information Services Corp......       89,120
      294    *Triad Guaranty, Inc....................       11,157
    6,500    *UICI...................................       97,955
      300    United Fire & Casualty Co...............        9,747
      800    *Universal American Financial Corp......        5,096

  SHARES                                                  VALUE
  ------                                                  -----
      300    Zenith National Insurance Corp..........  $     8,550
                                                       -----------
             TOTAL INSURANCE CARRIERS                      874,942
                                                       -----------
 LEATHER AND LEATHER PRODUCTS--0.50%
    3,200    Brown Shoe Co, Inc......................       95,360
      500    *Maxwell Shoe Co, Inc (Class A).........        7,200
    1,400    Wolverine World Wide, Inc...............       26,964
                                                       -----------
             TOTAL LEATHER AND LEATHER PRODUCTS            129,524
                                                       -----------
 LEGAL SERVICES--0.32%
    3,400    *Pre-Paid Legal Services, Inc...........       83,402
                                                       -----------
             TOTAL LEGAL SERVICES                           83,402
                                                       -----------
 LUMBER AND WOOD PRODUCTS--0.16%
      500    American Woodmark Corp..................       23,280
      300    Deltic Timber Corp......................        8,535
      300    *Modtech Holdings, Inc..................        2,757
      200    Skyline Corp............................        6,000
                                                       -----------
             TOTAL LUMBER AND WOOD PRODUCTS                 40,572
                                                       -----------
 METAL MINING--0.05%
      600    Royal Gold, Inc.........................       12,894
                                                       -----------
             TOTAL METAL MINING                             12,894
                                                       -----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.03%
    8,000    Callaway Golf Co........................      105,760
      500    *Daktronics, Inc........................        8,175
      900    *Jakks Pacific, Inc.....................       11,961
      800    *K2, Inc................................        9,800
    7,300    Nautilus Group, Inc.....................       90,520
      500    Oneida Ltd..............................        3,375
      400    Penn Engineering & Manufacturing Corp...        5,460
      300    Russ Berrie & Co, Inc...................       10,953
      600    *Shuffle Master, Inc....................       17,634
      200    *Steinway Musical Instruments, Inc......        3,080
                                                       -----------
             TOTAL MISCELLANEOUS MANUFACTURING
               INDUSTRIES                                  266,718
                                                       -----------
 MISCELLANEOUS RETAIL--1.68%
      200    Blair Corp..............................        4,440
    6,800    Cash America International, Inc.........       89,896
      800    *Duane Reade, Inc.......................       11,800
      200    *Finlay Enterprises, Inc................        3,310
      100    *FTD, Inc (Class A).....................        2,018
      200    *Galyans Trading Co, Inc................        2,868
      500    Hancock Fabrics, Inc....................        8,075
      500    *Jo-Ann Stores, Inc (Class A)...........       12,650
    5,600    Longs Drug Stores Corp..................       92,960
    4,200    *Overstock.com, Inc.....................       60,942
      200    *PC Connection, Inc.....................        1,360
    2,400    *Priceline.com, Inc.....................       53,736
    4,000    *Stamps.com, Inc........................       19,200
      100    *Summit America Television, Inc.........          289
      300    *Systemax, Inc..........................        1,020
    1,200    *The Sports Authority, Inc..............       12,840
      600    *Valuevision International, Inc (Class
               A)....................................        8,178
      400    *Whitehall Jewellers, Inc...............        3,628
    1,200    *Zale Corp..............................       48,000
                                                       -----------
             TOTAL MISCELLANEOUS RETAIL                    437,210
                                                       -----------
 MOTION PICTURES--0.49%
      200    *Ascent Media Group, Inc................          248
    1,900    *Hollywood Entertainment Corp...........       32,680
    3,700    *NetFlix, Inc...........................       94,535
                                                       -----------
             TOTAL MOTION PICTURES                         127,463
                                                       -----------

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   73

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  NONDEPOSITORY INSTITUTIONS--1.51%
      300    *Accredited Home Lenders Holding Co.....  $     5,886
      300    Advanta Corp (Class A)..................        2,952
    1,500    Charter Municipal Mortgage Acceptance
               Co....................................       28,515
    6,900    *CompuCredit Corp.......................       83,835
      500    *Credit Acceptance Corp.................        5,045
      300    *Federal Agricultural Mortgage Corp
               (Class C).............................        6,705
      800    MCG Capital Corp........................       11,600
    8,600    Metris Cos, Inc.........................       47,730
    2,500    New Century Financial Corp..............      109,125
    1,000    *Saxon Capital, Inc.....................       17,380
      100    *United PanAm Financial Corp............        1,224
      400    Westcorp................................       11,200
      100    *WFS Financial, Inc.....................        3,351
    3,500    *World Acceptance Corp..................       56,980
                                                       -----------
             TOTAL NONDEPOSITORY INSTITUTIONS              391,528
                                                       -----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.07%
    2,400    Amcol International Corp................       19,200
                                                       -----------
             TOTAL NONMETALLIC MINERALS, EXCEPT FUELS       19,200
                                                       -----------
 OIL AND GAS EXTRACTION--2.98%
      300    *Atwood Oceanics, Inc...................        8,145
      600    Berry Petroleum Co (Class A)............       10,770
    3,600    Cabot Oil & Gas Corp (Class A)..........       99,396
    1,500    *Cimarex Energy Co......................       35,625
      100    *Clayton Williams Energy, Inc...........        1,846
      300    *Encore Acquisition Co..................        5,745
      100    *Exploration Co Of Delaware, Inc........          448
   16,400    *Global Industries Ltd..................       79,048
    6,100    *Grey Wolf, Inc.........................       24,644
    1,900    *Hanover Compressor Co..................       21,470
    1,300    *Harvest Natural Resources, Inc.........        8,281
    4,200    *McMoRan Exploration Co.................       46,788
    1,300    *Meridian Resource Corp.................        6,149
      100    *North Coast Energy, Inc................          928
      600    *Nuevo Energy Co........................       10,470
    3,800    *Oceaneering International, Inc.........       97,090
    3,500    Patina Oil & Gas Corp...................      112,525
      300    Penn Virginia Corp......................       12,900
      200    *Petrocorp, Inc.........................        2,230
    1,400    *Petroleum Development Corp.............       12,866
      200    *Petroquest Energy, Inc.................          470
    1,000    *Plains Exploration & Production Co.....       10,810
      300    *Prima Energy Corp......................        6,264
      300    RPC, Inc................................        3,300
      600    *Seacor Smit, Inc.......................       21,894
    1,000    St. Mary Land & Exploration Co..........       27,300
      600    *Stone Energy Corp......................       25,152
    1,700    *Superior Energy Services, Inc..........       16,116
      100    *Syntroleum Corp........................          266
      500    *Tetra Technologies, Inc................       14,825
    1,100    *Tom Brown, Inc.........................       30,569
    1,300    *Transmontaigne, Inc....................        8,424
    1,100    *Veritas DGC, Inc.......................       12,650
                                                       -----------
             TOTAL OIL AND GAS EXTRACTION                  775,404
                                                       -----------
 PAPER AND ALLIED PRODUCTS--0.42%
      900    *Caraustar Industries, Inc..............        7,209
      800    *Graphic Packaging International Corp...        3,608
      500    Greif, Inc (Class A)....................       11,500
    1,800    Longview Fibre Co.......................       14,760
      600    Pope & Talbot, Inc......................        6,630

  SHARES                                                  VALUE
  ------                                                  -----
      900    Potlatch Corp...........................  $    23,175
    1,700    Schweitzer-Mauduit International, Inc...       41,038
                                                       -----------
             TOTAL PAPER AND ALLIED PRODUCTS               107,920
                                                       -----------
 PERSONAL SERVICES--0.15%
    1,300    *Alderwoods Group, Inc..................        7,098
      800    *Coinstar, Inc..........................       15,088
      600    G & K Services, Inc (Class A)...........       17,760
                                                       -----------
             TOTAL PERSONAL SERVICES                        39,946
                                                       -----------
 PETROLEUM AND COAL PRODUCTS--0.49%
    5,900    Frontier Oil Corp.......................       89,680
      900    *Headwaters, Inc........................       13,221
      400    Holly Corp..............................       11,040
    2,100    *Tesoro Petroleum Corp..................       14,448
                                                       -----------
             TOTAL PETROLEUM AND COAL PRODUCTS             128,389
                                                       -----------
 PRIMARY METAL INDUSTRIES--0.84%
    3,500    *AK Steel Holding Corp..................       12,670
      200    Allegheny Technologies, Inc.............        1,320
    3,900    *Brush Engineered Materials, Inc........       32,565
    1,900    *CommScope, Inc.........................       18,050
      300    Curtiss-Wright Corp.....................       18,960
      400    *Encore Wire Corp.......................        3,800
    2,300    *General Cable Corp.....................       12,420
      900    *Lone Star Technologies, Inc............       19,062
    1,500    *Maverick Tube Corp.....................       28,725
      400    NN, Inc.................................        5,064
      500    *NS Group, Inc..........................        4,875
      600    Quanex Corp.............................       17,832
      700    *RTI International Metals, Inc..........        7,581
      800    Ryerson Tull, Inc.......................        7,024
      200    Schnitzer Steel Industries, Inc (Class
               A)....................................        8,824
      800    Texas Industries, Inc...................       19,040
                                                       -----------
             TOTAL PRIMARY METAL INDUSTRIES                217,812
                                                       -----------
 PRINTING AND PUBLISHING--1.37%
    2,200    *American Greetings Corp (Class A)......       43,208
      800    Banta Corp..............................       25,896
    1,200    Bowne & Co, Inc.........................       15,636
      400    *Consolidated Graphics, Inc.............        9,152
      100    CSS Industries, Inc.....................        3,855
      600    Ennis Business Forms, Inc...............        8,730
    4,000    Harland (John H.) Co....................      104,640
    8,500    Hollinger International, Inc............       91,545
    1,100    *Journal Register Co....................       19,899
      400    New England Business Services, Inc......       12,000
      200    Pulitzer, Inc...........................        9,884
      400    Standard Register Co....................        6,592
      300    *Thomas Nelson, Inc.....................        3,750
                                                       -----------
             TOTAL PRINTING AND PUBLISHING                 354,787
                                                       -----------
 RAILROAD TRANSPORTATION--0.05%
      500    Florida East Coast Industries, Inc
               (Class A).............................       12,775
                                                       -----------
             TOTAL RAILROAD TRANSPORTATION                  12,775
                                                       -----------
 REAL ESTATE--0.18%
      700    LNR Property Corp.......................       26,180
      100    *Orleans Homebuilders, Inc..............        1,070
    3,500    *Stewart Enterprises, Inc (Class A).....       15,050
      100    United Capital Corp.....................        3,480
                                                       -----------
             TOTAL REAL ESTATE                              45,780
                                                       -----------

 74  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS--0.68%
      400    *Applied Films Corp.....................  $    10,352
      400    Bandag, Inc.............................       14,908
      200    Cooper Tire & Rubber Co.................        3,518
    5,400    *Goodyear Tire & Rubber Co..............       28,350
      200    Quixote Corp............................        5,106
    5,100    Schulman (A.), Inc......................       81,906
    1,900    Tupperware Corp.........................       27,284
      600    *Vans, Inc..............................        5,388
                                                       -----------
             TOTAL RUBBER AND MISCELLANEOUS PLASTICS
               PRODUCTS                                    176,812
                                                       -----------
 SECURITY AND COMMODITY BROKERS--0.46%
      800    *Affiliated Managers Group, Inc.........       48,760
    1,400    First Albany Cos, Inc...................       17,402
    1,700    *Investment Technology Group, Inc.......       31,620
    2,600    *Knight Trading Group, Inc..............       16,172
      600    *SoundView Technology Group, Inc........        6,072
                                                       -----------
             TOTAL SECURITY AND COMMODITY BROKERS          120,026
                                                       -----------
 SPECIAL TRADE CONTRACTORS--0.29%
    1,700    *Dycom Industries, Inc..................       27,710
      500    *EMCOR Group, Inc.......................       24,680
    1,100    *Integrated Electrical Services, Inc....        7,975
      400    Roto-Rooter, Inc........................       15,256
                                                       -----------
             TOTAL SPECIAL TRADE CONTRACTORS                75,621
                                                       -----------
 STONE, CLAY, AND GLASS PRODUCTS--0.99%
    2,800    Ameron International Corp...............       97,356
      800    Apogee Enterprises, Inc.................        7,216
      700    *Cabot Microelectronics Corp............       35,329
      200    Centex Construction Products, Inc.......        8,018
      400    Libbey, Inc.............................        9,080
    5,300    b*USG Corp..............................      100,700
                                                       -----------
             TOTAL STONE, CLAY, AND GLASS PRODUCTS         257,699
                                                       -----------
 TEXTILE MILL PRODUCTS--0.08%
      100    *Hampshire Group Ltd....................        2,984
    3,600    *Interface, Inc (Class A)...............       16,704
                                                       -----------
             TOTAL TEXTILE MILL PRODUCTS                    19,688
                                                       -----------
 TOBACCO PRODUCTS--0.15%
      900    Universal Corp..........................       38,070
                                                       -----------
             TOTAL TOBACCO PRODUCTS                         38,070
                                                       -----------
 TRANSPORTATION BY AIR--1.09%
    1,700    Airborne, Inc...........................       35,530
      800    *Alaska Air Group, Inc..................       17,160
    8,700    *America West Holdings Corp (Class B)...       59,160
    5,600    *AMR Corp...............................       61,600
    1,100    *ExpressJet Holdings, Inc...............       16,610
      400    *Forward Air Corp.......................       10,148
    4,600    *Mesa Air Group, Inc....................       36,800
      300    *Mesaba Holdings, Inc...................        1,851
    2,200    *Northwest Airlines Corp................       24,838
      700    *Offshore Logistics, Inc................       15,225
      100    *Petroleum Helicopters (Vote)...........        3,155
    1,400    b*UAL Corp..............................        1,099
                                                       -----------
             TOTAL TRANSPORTATION BY AIR                   283,176
                                                       -----------
 TRANSPORTATION EQUIPMENT--1.10%
    1,900    Arctic Cat, Inc.........................       36,404
      900    Clarcor, Inc............................       34,695
      500    Coachmen Industries, Inc................        5,975
      200    *Ducommun, Inc..........................        2,820

  SHARES                                                  VALUE
  ------                                                  -----
      400    *Fairchild Corp (Class A)...............  $     1,612
    1,300    *Fleetwood Enterprises, Inc.............        9,620
    1,100    GenCorp, Inc............................        9,779
      600    *Greenbrier Cos, Inc....................        6,510
      500    Heico Corp..............................        6,100
      800    Kaman Corp (Class A)....................        9,352
      200    Marine Products Corp....................        2,170
      500    Oshkosh Truck Corp......................       29,660
      100    *Sequa Corp (Class A)...................        3,430
    1,300    *Sports Resorts International, Inc......        6,344
      200    Standard Motor Products, Inc............        2,220
      300    *Strattec Security Corp.................       15,960
    1,200    *Teledyne Technologies, Inc.............       15,720
    1,300    Trinity Industries, Inc.................       24,063
    4,700    Visteon Corp............................       32,289
    1,100    Wabtec Corp.............................       15,301
      400    Winnebago Industries, Inc...............       15,160
                                                       -----------
             TOTAL TRANSPORTATION EQUIPMENT                285,184
                                                       -----------
 TRANSPORTATION SERVICES--0.46%
      200    *Ambassadors Group, Inc.................        2,794
    6,000    *EGL, Inc...............................       91,200
    1,500    GATX Corp...............................       24,525
                                                       -----------
             TOTAL TRANSPORTATION SERVICES                 118,519
                                                       -----------
 TRUCKING AND WAREHOUSING--0.80%
      800    Arkansas Best Corp......................       19,032
      300    *Covenant Transport, Inc (Class A)......        5,100
    1,100    *Heartland Express, Inc.................       24,475
    1,800    *Landstar System, Inc...................      113,130
      400    Roadway Corp............................       11,412
      500    *SCS Transportation, Inc................        6,315
      200    *U.S. Xpress Enterprises, Inc (Class
               A)....................................        2,132
    1,000    USF Corp................................       26,970
                                                       -----------
             TOTAL TRUCKING AND WAREHOUSING                208,566
                                                       -----------
 WATER TRANSPORTATION--0.33%
    1,500    Alexander & Baldwin, Inc................       39,795
      500    *Gulfmark Offshore, Inc.................        8,440
      700    *Kirby Corp.............................       19,740
      600    Overseas Shipholding Group, Inc.........       13,206
      400    *Seabulk International, Inc.............        3,548
                                                       -----------
             TOTAL WATER TRANSPORTATION                     84,729
                                                       -----------
 WHOLESALE TRADE-DURABLE GOODS--1.70%
      200    *1-800 Contacts, Inc....................        4,896
      600    Action Performance Cos, Inc.............       11,400
      400    *Alliance Imaging, Inc..................        1,760
    2,000    *Anixter International, Inc.............       46,860
      600    Applied Industrial Technologies, Inc....       12,660
      600    *Audiovox Corp (Class A)................        6,714
      400    Barnes Group, Inc.......................        8,704
      800    *Boyds Collection Ltd...................        3,768
      900    *Handleman Co...........................       14,400
      800    Hughes Supply, Inc......................       27,760
      600    *Imagistics International, Inc..........       15,480
      300    *Insurance Auto Auctions, Inc...........        3,768
      900    *Knight Transportation, Inc.............       22,410
      200    Lawson Products, Inc....................        5,508
      700    b*MCSi, Inc.............................           41
    1,100    Owens & Minor, Inc......................       24,585
    1,700    Pep Boys-Manny Moe & Jack...............       22,967
    1,000    Pioneer-Standard Electronics, Inc.......        8,480
      300    *Pomeroy IT Solutions, Inc..............        3,318

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   75

  Statement of Investments (Unaudited) - SMALL-CAP EQUITY FUND - June 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                  VALUE
  ------                                                  -----
 WHOLESALE TRADE-DURABLE GOODS--(CONTINUED)
    2,400    *PSS World Medical, Inc.................  $    13,800
      900    Reliance Steel & Aluminum Co............       18,630
   23,400    *Safeguard Scientifics, Inc.............       63,180
      600    *TBC Corp...............................       11,430
    5,400    Watsco, Inc.............................       89,424
                                                       -----------
             TOTAL WHOLESALE TRADE-DURABLE GOODS           441,943
                                                       -----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.51%
    1,500    Acuity Brands, Inc......................       27,255
    1,200    *Chiquita Brands International, Inc.....       17,400
      500    D&K Healthcare Resources, Inc...........        8,070
      300    b*Daisytek International Corp...........           21
    1,500    DIMON, Inc..............................       10,740
    1,400    b Fleming Cos, Inc......................          155
    2,800    Getty Realty Corp.......................       62,496
      100    *Green Mountain Coffee, Inc.............        1,900
      800    *Hain Celestial Group, Inc..............       12,792
      200    *Kenneth Cole Productions, Inc (Class
               A)....................................        3,898
      100    *Maui Land & Pineapple Co...............        2,248
      400    Nash Finch Co...........................        6,660
    7,200    Perrigo Co..............................      112,608
      100    *Perry Ellis International, Inc.........        1,952
      700    *Plains Resources, Inc..................        9,905

  SHARES                                                  VALUE
  ------                                                  -----
      900    Russell Corp............................  $    17,100
      600    *School Specialty, Inc..................       17,076
      400    *Smart & Final, Inc.....................        1,852
      400    Standard Commercial Corp................        6,800
    1,300    Stride Rite Corp........................       12,948
      700    *United Natural Foods, Inc..............       19,696
    1,100    *United Stationers, Inc.................       39,787
                                                       -----------
             TOTAL WHOLESALE TRADE-NONDURABLE GOODS        393,359
                                                       -----------
             TOTAL COMMON STOCK
               (Cost $23,806,348)                       25,954,507
                                                       -----------
             TOTAL PORTFOLIO--99.89%
               (Cost $23,806,348)                       25,954,507
             OTHER ASSETS & LIABILITIES, NET--0.11%         29,771
                                                       -----------
             NET ASSETS--100.00%                       $25,984,278
                                                       ===========

------------
 *  Non-income producing
 b  In bankruptcy

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

 76  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT

                       See Notes To Financial Statements

 Statement of Investments (Unaudited) - REAL ESTATE SECURITIES FUND - June 30,
                                      2003
--------------------------------------------------------------------------------

   SHARES                                                   VALUE
   ------                                                   -----
 PREFERRED STOCK--13.78%
  HOLDING AND OTHER INVESTMENT OFFICES--13.78%
    10,000     Anthracite Capital, Inc.................  $   257,000
    30,000     Boykin Lodging Co.......................      787,500
    15,000     Colonial Properties Trust...............      392,850
    12,000     Developers Diversified Realty Corp......      313,800
    15,000     *Health Care REIT, Inc..................      375,000
    20,000     Hospitality Properties Trust............      541,000
     5,000     Keystone Property Trust.................      138,750
    10,000     Lexington Corporate Properties Trust....      257,000
    10,000     Mills Corp..............................      275,000
    10,000     New Plan Excel Realty Trust.............      266,000
     5,000     Parkway Properties, Inc.................      133,000
     8,500     Ramco-Gershenson Properties.............      234,175
                                                         -----------
               TOTAL HOLDING AND OTHER INVESTMENT
                 OFFICES                                   3,971,075
                                                         -----------
               TOTAL PREFERRED STOCK
                 (Cost $3,762,000)                         3,971,075
                                                         -----------
COMMON STOCK--84.02%
 HOLDING AND OTHER INVESTMENT OFFICES--78.73%
    20,000     AMB Property Corp.......................      563,400
    20,000     American Financial Realty Trust.........      298,200
    20,000     Annaly Mortgage Management, Inc.........      398,200
    10,000     Apartment Investment & Management Co
                 (Class A).............................      346,000
    25,200     Archstone-Smith Trust...................      604,800
     9,600     AvalonBay Communities, Inc..............      409,344
    19,700     Boston Properties, Inc..................      862,860
     5,000     Capital Automotive REIT.................      139,950
     9,000     CarrAmerica Realty Corp.................      250,290
     5,000     Centerpoint Properties Trust............      306,250
    10,000     Chelsea Property Group, Inc.............      403,100
    25,000     Colonial Properties Trust...............      879,750
    20,000     Corporate Office Properties Trust.......      338,600
     2,900     Crescent Real Estate Equities Co........       48,169
    40,000     Eastgroup Properties, Inc...............    1,080,000
    30,000     Equity Office Properties Trust..........      810,300
    20,000     Equity One, Inc.........................      328,000
    27,000     Equity Residential......................      700,650
    13,000     General Growth Properties, Inc..........      811,720
    10,000     Heritage Property Investment Trust......      270,800
    20,000     Highwoods Properties, Inc...............      446,000
     5,000     Home Properties Of New York, Inc........      176,200
    10,000     Hospitality Properties Trust............      312,500
    38,300     *Host Marriott Corp.....................      350,445
    25,000     Keystone Property Trust.................      462,750
    26,533     Kramont Realty Trust....................      437,794

   SHARES                                                   VALUE
   ------                                                   -----
    25,000     Lexington Corporate Properties Trust....  $   442,500
    10,000     Macerich Co.............................      351,300
    35,000     *Maguire Properties, Inc................      673,750
    11,600     Manufactured Home Communities, Inc......      407,276
    12,500     Mills Corp..............................      419,375
    16,000     Mission West Properties, Inc............      181,920
    50,000     Nationwide Health Properties, Inc.......      796,500
    20,000     Post Properties, Inc....................      530,000
     8,600     Prentiss Properties Trust...............      257,915
    24,000     Prologis................................      655,200
    11,000     PS Business Parks, Inc..................      388,300
    13,700     Public Storage, Inc.....................      464,019
    32,100     Ramco-Gershenson Properties.............      747,930
    31,200     Reckson Associates Realty Corp..........      650,831
    15,000     Regency Centers Corp....................      524,700
    30,000     Simon Property Group, Inc...............    1,170,900
     5,000     SL Green Realty Corp....................      174,450
    15,200     Sovran Self Storage, Inc................      478,800
     1,100     Sun Communities, Inc....................       43,230
    29,600     Vornado Realty Trust....................    1,290,560
                                                         -----------
               TOTAL HOLDING AND OTHER INVESTMENT
                 OFFICES                                  22,685,528
                                                         -----------
HOTELS AND OTHER LODGING PLACES--3.94%
    12,500     Fairmont Hotels & Resorts...............      292,500
    10,000     Hilton Hotels Corp......................      127,900
    25,000     Starwood Hotels & Resorts Worldwide,
                 Inc...................................      714,750
                                                         -----------
               TOTAL HOTELS AND OTHER LODGING PLACES       1,135,150
                                                         -----------
REAL ESTATE--1.35%
     7,600     Brookfield Properties Corp..............      161,500
       400     *Catellus Development Corp..............        8,800
     7,000     St. Joe Co..............................      218,400
                                                         -----------
               TOTAL REAL ESTATE                             388,700
                                                         -----------
               TOTAL COMMON STOCK
                 (Cost $22,278,097)                       24,209,378
                                                         -----------
               TOTAL PORTFOLIO--97.80%
                 (Cost $26,040,097)                       28,180,453
               OTHER ASSETS & LIABILITIES, NET--2.20%        633,894
                                                         -----------
               NET ASSETS--100.00%                       $28,814,347
                                                         ===========

------------
*  Non-income producing

Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   77

TIAA-CREF LIFE FUNDS

--------------------------------------------------------------------------------
June 30, 2003

                                                                 GROWTH         GROWTH &      INTERNATIONAL        STOCK
                                                                 EQUITY          INCOME          EQUITY            INDEX
                                                                  FUND            FUND            FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost                              $ 56,772,602    $ 59,905,734    $ 39,271,068      $133,420,241
  Net unrealized appreciation (depreciation) of portfolio
    investments                                                 (9,044,253)        395,165      (1,804,963)      (22,507,314)
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                               47,728,349      60,300,899      37,466,105       110,912,927
  Cash                                                             208,109         164,375       1,388,375           992,641
  Receivable from securities transactions                        1,526,645          53,966       1,791,459         1,734,831
  Dividends and interest receivable                                 41,770          68,607          42,597           126,098
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                49,504,873      60,587,847      40,688,536       113,766,497
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Accrued expenses                                                  14,038          13,876          12,287            10,114
  Due to custodian                                                      --              --              --                --
  Payable for securities transactions                            1,449,871              --       2,906,647         2,366,856
-----------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            1,463,909          13,876       2,918,934         2,376,970
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 48,040,964    $ 60,573,971    $ 37,769,602      $111,389,527
=============================================================================================================================
NET ASSETS CONSIST OF:
  Paid-in-capital                                             $ 92,052,060    $ 84,659,289    $ 68,089,099      $137,808,572
  Accumulated undistributed net investment income                  185,494         408,418         543,404           819,566
  Accumulated undistributed net realized gain (loss) on
    total investments                                          (35,152,337)    (24,888,849)    (29,060,796)       (4,731,297)
  Accumulated undistributed appreciation (depreciation) on
    total investments                                           (9,044,253)        395,113      (1,802,105)      (22,507,314)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                    $ 48,040,964    $ 60,573,971    $ 37,769,602      $111,389,527
=============================================================================================================================
  Outstanding shares of beneficial interest,
    unlimited shares authorized ($.0001 par value)               4,206,222       3,613,944       3,210,854         5,244,002
NET ASSET VALUE PER SHARE                                           $11.42          $16.76          $11.76            $21.24
=============================================================================================================================

 78  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

                                            STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

    SOCIAL CHOICE    LARGE-CAP     SMALL-CAP     REAL ESTATE
       EQUITY          VALUE        EQUITY        SECURITIES
        FUND           FUND          FUND            FUND
--------------------------------------------------------------
     $34,161,879    $21,339,998   $23,806,348    $26,040,097
      (6,196,576)     2,756,469     2,148,159      2,140,356
--------------------------------------------------------------
      27,965,303     24,096,467    25,954,507     28,180,453
         125,414             --       112,416      1,102,990
         723,226      3,954,507    11,011,404      1,101,136
          28,603         33,843        25,056        160,194
--------------------------------------------------------------
      28,842,546     28,084,817    37,103,383     30,544,773
--------------------------------------------------------------
           2,864          4,674         2,021          5,481
              --          9,310            --             --
         683,237      3,952,532    11,117,084      1,724,945
--------------------------------------------------------------
         686,101      3,966,516    11,119,105      1,730,426
--------------------------------------------------------------
     $28,156,445    $24,118,301   $25,984,278    $28,814,347
==============================================================
     $35,907,115    $21,794,774   $22,408,742    $25,339,044
         202,852        243,778       149,807        756,773
      (1,756,946)      (676,720)    1,277,570        578,174
      (6,196,576)     2,756,469     2,148,159      2,140,356
--------------------------------------------------------------
     $28,156,445    $724,118,301  $25,984,278    $28,814,347
==============================================================
                        869,124       890,325      1,001,545
       1,549,994
          $18.17         $27.75        $29.19         $28.77
==============================================================

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   79

TIAA-CREF LIFE FUNDS

--------------------------------------------------------------------------------
For the Six Months Ended June 30, 2003

                                                        GROWTH        GROWTH &      INTERNATIONAL       STOCK       SOCIAL CHOICE
                                                        EQUITY         INCOME          EQUITY           INDEX          EQUITY
                                                         FUND           FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                            $     1,404    $    12,279     $     1,885     $     5,018     $      792
  Dividends                                               227,239        443,028         651,674         823,272        207,879
  Foreign taxes withheld                                     (718)          (377)        (55,000)            (35)            --
---------------------------------------------------------------------------------------------------------------------------------
    Total income                                          227,925        454,930         598,559         828,255        208,671
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fee                                           53,090         62,118          49,243          28,574          8,475
  Trustee fees and expenses                                   815            914             571           2,128            389
---------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                         53,905         63,032          49,814          30,702          8,864
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                   174,020        391,898         548,745         797,553        199,807
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL
  INVESTMENTS
  Net realized gain (loss) on:
    Portfolio investments                              (2,208,570)    (1,572,937)     (3,431,836)         51,572        235,006
    Foreign currency transactions                              --            738         (19,473)             --             --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments        (2,208,570)    (1,572,199)     (3,451,309)         51,572        235,006
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on:
    Portfolio investments                               7,211,703      6,647,113       6,105,677      11,144,694      2,702,190
    Translation of assets (other than portfolio
      investments) and liabilities denominated in
      foreign currencies                                       --            (91)          2,171              --             --
---------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                 7,211,703      6,647,022       6,107,848      11,144,694      2,702,190
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on total
    investments                                         5,003,133      5,074,823       2,656,539      11,196,266      2,937,196
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $ 5,177,153    $ 5,466,721     $ 3,205,284     $11,993,819     $3,137,003
=================================================================================================================================

 80  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     (UNAUDITED)

      LARGE-CAP                 SMALL-CAP                REAL ESTATE
        VALUE                     EQUITY                  SECURITIES
         FUND                      FUND                      FUND
----------------------------------------------------------------------
      $      155                $     423                 $    7,021
         261,702                  153,267                    705,786
              --                      (30)                      (603)
----------------------------------------------------------------------
         261,857                  153,660                    712,204
----------------------------------------------------------------------
          24,958                   10,579                     28,348
              84                       84                         84
----------------------------------------------------------------------
          25,042                   10,663                     28,432
----------------------------------------------------------------------
         236,815                  142,997                    683,772
----------------------------------------------------------------------
         207,813                2,012,786                    741,757
              --                       --                         --
----------------------------------------------------------------------
         207,813                2,012,786                    741,757
----------------------------------------------------------------------
                                1,722,994                  2,447,312
       2,003,817
                                       --                         --
              --
----------------------------------------------------------------------
       2,003,817                1,722,994                  2,447,312
----------------------------------------------------------------------
       2,211,630                3,735,780                  3,189,069
----------------------------------------------------------------------
      $2,448,445                $3,878,777                $3,872,841
======================================================================

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   81

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                          GROWTH EQUITY FUND             GROWTH & INCOME FUND         INTERNATIONAL EQUITY FUND
                                     ----------------------------    ----------------------------    ----------------------------
                                     FOR THE SIX                     FOR THE SIX                     FOR THE SIX
                                        MONTHS       FOR THE YEAR       MONTHS       FOR THE YEAR       MONTHS       FOR THE YEAR
                                        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                         2003            2002            2003            2002            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
CHANGE IN NET ASSETS
OPERATIONS:
  Net investment income              $   174,020     $   281,247     $   391,898     $   665,099     $   548,745     $    580,831
  Net realized gain (loss) on total
    investments                       (2,208,570)    (14,732,929)     (1,572,199)    (12,119,650)     (3,451,309)      (3,056,339)
  Net change in unrealized
    appreciation (depreciation) on
    total investments                  7,211,703      (2,621,841)      6,647,022      (4,415,577)      6,107,848       (2,823,733)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
    operations                         5,177,153     (17,073,523)      5,466,721     (15,870,128)      3,205,284       (5,299,241)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                  --        (270,048)             --        (675,134)             --         (789,947)
  In excess of net investment
    income                                    --              --              --              --              --           (6,442)
  From net realized gain on total
    investments                               --              --              --              --              --               --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                       --        (270,048)             --        (675,134)             --         (796,389)
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS
  Seed money subscriptions                    --              --              --              --              --               --
  Subscriptions                        3,620,078       7,630,220       4,363,440       8,790,097       2,669,827        6,132,071
  Reinvestment of distributions               --         270,048              --         675,134              --          796,389
  Redemptions                         (1,293,007)     (2,538,510)       (809,226)     (3,679,492)     (1,843,494)      (2,109,307)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder
      transactions                     2,327,071       5,361,758       3,554,214       5,785,739         826,333        4,819,153
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets                             7,504,224     (11,981,813)      9,020,935     (10,759,523)      4,031,617       (1,276,477)
NET ASSETS
  Beginning of period                 40,536,740      52,518,553      51,553,036      62,312,559      33,737,985       35,014,462
---------------------------------------------------------------------------------------------------------------------------------
  End of period                      $48,040,964     $40,536,740     $60,573,971     $51,553,036     $37,769,602     $ 33,737,985
=================================================================================================================================
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of
    period                             3,992,282       3,597,705       3,388,289       3,073,175       3,136,806        2,718,045
---------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold                      --              --              --              --              --               --
  Shares sold                            337,368         596,359         277,749         483,960         238,374          515,573
  Shares issued in reinvestment of
    distributions                             --          26,685              --          44,446              --           75,344
  Shares redeemed                       (123,428)       (228,467)        (52,094)       (213,292)       (164,326)        (172,156)
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares
      outstanding                        213,940         394,577         225,655         315,114          74,048          418,761
---------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period    4,206,222       3,992,282       3,613,944       3,388,289       3,210,854        3,136,806
=================================================================================================================================

 82  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

         STOCK INDEX FUND         SOCIAL CHOICE EQUITY FUND         LARGE-CAP VALUE FUND              SMALL-CAP EQUITY FUND
    ---------------------------   --------------------------   -------------------------------   -------------------------------
                                                                              FOR THE PERIOD                    FOR THE PERIOD
                                                                               SEPTEMBER 4,                      SEPTEMBER 4,
    FOR THE SIX                   FOR THE SIX                  FOR THE SIX         2002          FOR THE SIX         2002
       MONTHS      FOR THE YEAR     MONTHS      FOR THE YEAR     MONTHS        (COMMENCEMENT       MONTHS        (COMMENCEMENT
       ENDED          ENDED          ENDED         ENDED          ENDED      OF OPERATIONS) TO      ENDED      OF OPERATIONS) TO
      JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
        2003           2002          2003           2002          2003             2002             2003             2002
--------------------------------------------------------------------------------------------------------------------------------
    (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)                       (UNAUDITED)
    $   797,553    $ 1,442,486    $  199,807    $   338,716    $  236,815       $   137,113      $  142,997       $   107,425
         51,572     (1,309,538)      235,006     (1,768,445)      207,813          (884,533)      2,012,786          (735,216)
     11,144,694    (23,026,345)    2,702,190     (4,155,500)    2,003,817           752,652       1,722,994           425,165
--------------------------------------------------------------------------------------------------------------------------------
     11,993,819    (22,893,397)    3,137,003     (5,585,229)    2,448,445             5,232       3,878,777          (202,626)
--------------------------------------------------------------------------------------------------------------------------------
             --     (1,662,404)           --       (354,834)           --          (130,150)             --          (100,615)
             --             --            --             --            --                --              --                --
             --             --            --             --            --                --              --                --
--------------------------------------------------------------------------------------------------------------------------------
             --     (1,662,404)           --       (354,834)           --          (130,150)             --          (100,615)
--------------------------------------------------------------------------------------------------------------------------------
             --             --            --             --            --        20,100,000              --        20,100,000
     12,621,156     25,290,068     2,583,840      3,513,699     1,543,987            73,481       2,151,072           147,184
             --      1,662,404            --        354,834            --           130,150              --           100,615
     (2,004,921)    (8,133,758)     (247,468)      (578,729)      (52,344)             (500)        (89,902)             (227)
--------------------------------------------------------------------------------------------------------------------------------
     10,616,235     18,818,714     2,336,372      3,289,804     1,491,643        20,303,131       2,061,170        20,347,572
--------------------------------------------------------------------------------------------------------------------------------
     22,610,054     (5,737,087)    5,473,375     (2,650,259)    3,940,088        20,178,213       5,939,947        20,044,331
     88,779,473     94,516,560    22,683,070     25,333,329    20,178,213                --      20,044,331                --
--------------------------------------------------------------------------------------------------------------------------------
    $111,389,527   $88,779,473    $28,156,445   $22,683,070    $24,118,301      $20,178,213      $25,984,278      $20,044,331
================================================================================================================================
      4,707,430      3,865,957     1,410,166      1,229,008       812,199                --         813,822                --
--------------------------------------------------------------------------------------------------------------------------------
             --             --            --             --            --           804,000              --           804,000
        638,181      1,147,575       154,374        190,868        58,942             2,952          79,989             5,757
             --         88,567            --         22,163            --             5,267              --             4,074
       (101,609)      (394,669)      (14,546)       (31,873)       (2,017)              (20)         (3,486)               (9)
--------------------------------------------------------------------------------------------------------------------------------
        536,572        841,473       139,828        181,158        56,925           812,199          76,503           813,822
--------------------------------------------------------------------------------------------------------------------------------
      5,244,002      4,707,430     1,549,994      1,410,166       869,124           812,199         890,325           813,822
================================================================================================================================

       REAL ESTATE SECURITIES FUND
     -------------------------------
                    FOR THE PERIOD
                     SEPTEMBER 4,
     FOR THE SIX         2002
       MONTHS        (COMMENCEMENT
        ENDED      OF OPERATIONS) TO
      JUNE 30,       DECEMBER 31,
        2003             2002
     -------------------------------
     (UNAUDITED)
     $  683,772       $   351,280
        741,757          (173,897)
      2,447,312          (306,956)
-----------------------------------
      3,872,841          (129,573)
-----------------------------------
             --          (254,446)
             --                --
             --           (34,374)
-----------------------------------
             --          (288,820)
-----------------------------------
             --        20,100,000
      4,897,658           410,934
             --           288,820
       (150,180)         (187,333)
-----------------------------------
      4,747,478        20,612,421
-----------------------------------
      8,620,319        20,194,028
     20,194,028                --
-----------------------------------
     $28,814,347      $20,194,028
===================================
        825,017                --
-----------------------------------
             --           804,000
        182,149            16,761
             --            11,886
         (5,621)           (7,630)
-----------------------------------
        176,528           825,017
-----------------------------------
      1,001,545           825,017
===================================

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   83

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                                                GROWTH EQUITY FUND
                                              ------------------------------------------------------
                                                                                    FOR THE PERIOD
                                                FOR THE                              MARCH 1, 2000
                                              SIX MONTHS    FOR THE YEARS ENDED      (COMMENCEMENT
                                                 ENDED          DECEMBER 31,       OF OPERATIONS) TO
                                               JUNE 30,     --------------------     DECEMBER 31,
                                                2003(A)       2002        2001          2000(A)
----------------------------------------------------------------------------------------------------
                                              (UNAUDITED)
SELECTED PER SHARE DATA
  Net asset value, beginning of period          $ 10.15     $ 14.60     $ 18.97         $ 25.00
----------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
  Net investment income                            0.04(b)     0.07(b)     0.05            0.05
  Net realized and unrealized gain (loss) on
    total investments                              1.23       (4.45)      (4.37)          (6.03)
----------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                                     1.27       (4.38)      (4.32)          (5.98)
----------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                            --       (0.07)      (0.05)          (0.05)
    In excess of net investment income               --          --          --              --
    Net realized gains                               --          --          --              --
----------------------------------------------------------------------------------------------------
    Total distributions                              --       (0.07)      (0.05)          (0.05)
----------------------------------------------------------------------------------------------------
  Net asset value, end of period                 $11.42      $10.15      $14.60          $18.97
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                      12.51%    (30.01)%    (22.81)%        (23.89)%
RATIOS AND
  SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)    $48,041     $40,537     $52,519         $57,369
  Ratio of expenses to average net assets
    before expense waiver                            --        0.43%       0.46%           0.39%
  Ratio or expenses to average net assets
    after expense waiver                           0.13%       0.25%       0.25%           0.21%
  Ratio of net investment income to average
    net assets                                     0.41%       0.61%       0.35%           0.25%
  Portfolio turnover rate                         20.59%      54.09%      41.77%          35.54%
  (a) The percentages shown for this period
    are not annualized.
  (b) Based on average shares outstanding.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                               GROWTH & INCOME FUND
                                              ------------------------------------------------------
                                                                                    FOR THE PERIOD
                                                FOR THE                              MARCH 1, 2000
                                              SIX MONTHS    FOR THE YEARS ENDED      (COMMENCEMENT
                                                 ENDED          DECEMBER 31,       OF OPERATIONS) TO
                                               JUNE 30,     --------------------     DECEMBER 31,
                                                2003(A)       2002        2001          2000(A)
--------------------------------------------  ------------------------------------------------------
                                              (UNAUDITED)
SELECTED PER SHARE DATA
  Net asset value, beginning of period          $ 15.22     $ 20.28     $ 23.57         $ 25.00
----------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
  Net investment income                            0.11(b)     0.21(b)     0.20            0.19
  Net realized and unrealized gain (loss) on
    total investments                              1.43       (5.07)      (3.29)          (1.33)
----------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                                     1.54       (4.86)      (3.09)          (1.14)
----------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                            --       (0.20)      (0.20)          (0.18)
    In excess of net investment income               --          --          --           (0.01)
    Net realized gains                               --          --          --           (0.10)
----------------------------------------------------------------------------------------------------
    Total distributions                              --       (0.20)      (0.20)          (0.29)
----------------------------------------------------------------------------------------------------
  Net asset value, end of period                 $16.76      $15.22      $20.28          $23.57
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                      10.12%    (23.95)%    (13.13)%         (4.55)%
RATIOS AND
  SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)    $60,574     $51,553     $62,313         $60,066
  Ratio of expenses to average net assets
    before expense waiver                            --        0.41%       0.44%           0.37%
  Ratio or expenses to average net assets
    after expense waiver                           0.12%       0.23%       0.23%           0.19%
  Ratio of net investment income to average
    net assets                                     0.75%       1.18%       1.04%           0.84%
  Portfolio turnover rate                         63.14%     112.35%      61.92%          20.43%
  (a) The percentages shown for this period
    are not annualized.
  (b) Based on average shares outstanding.
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

 84  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                INTERNATIONAL EQUITY FUND                                              STOCK INDEX FUND
---------------------------------------------------------   -----------------------------------------------------------------------
                                         FOR THE PERIOD                                                            FOR THE PERIOD
      FOR THE                             MARCH 1, 2000       FOR THE                                             DECEMBER 1, 1998
    SIX MONTHS    FOR THE YEARS ENDED     (COMMENCEMENT     SIX MONTHS                                              (COMMENCEMENT
       ENDED         DECEMBER 31,       OF OPERATIONS) TO      ENDED        FOR THE YEARS ENDED DECEMBER 31,      OF OPERATIONS) TO
     JUNE 30,     -------------------     DECEMBER 31,       JUNE 30,     -------------------------------------     DECEMBER 31,
      2003(A)       2002       2001          2000(A)          2003(A)      2002      2001      2000      1999          1998(A)
-----------------------------------------------------------------------------------------------------------------------------------
    (UNAUDITED)                                             (UNAUDITED)
      $ 10.76     $ 12.88    $ 17.14         $ 25.00         $  18.86     $ 24.45   $ 27.94   $ 31.11   $ 26.05        $ 25.00
-----------------------------------------------------------------------------------------------------------------------------------
         0.17(b)     0.20(b)    0.18            0.15             0.16(b)     0.33(b)    0.30     0.29      0.26           0.05
         0.83       (2.06)     (4.26)          (7.89)            2.22       (5.56)    (3.50)    (2.58)     5.26           1.05
-----------------------------------------------------------------------------------------------------------------------------------
         1.00       (1.86)     (4.08)          (7.74)            2.38       (5.23)    (3.20)    (2.29)     5.52           1.10
-----------------------------------------------------------------------------------------------------------------------------------
           --       (0.19)     (0.18)          (0.12)              --       (0.36)    (0.23)    (0.29)    (0.26)         (0.05)
           --       (0.07)        --              --               --          --        --        --        --             --
           --          --         --              --               --          --     (0.06)    (0.59)    (0.20)            --
-----------------------------------------------------------------------------------------------------------------------------------
           --       (0.26)     (0.18)          (0.12)              --       (0.36)    (0.29)    (0.88)    (0.46)         (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
       $11.76      $10.76     $12.88          $17.14           $21.24      $18.86    $24.45    $27.94    $31.11         $26.05
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         9.29%    (14.40)%   (23.81)%        (30.94)%           12.62%    (21.38)%  (11.44)%   (7.38)%    21.20%          4.41%
      $37,770     $33,738    $35,014         $42,006         $111,390     $88,779   $94,517   $89,321   $54,341        $26,212
           --        0.49%      0.53%           0.44%              --        0.26%     0.30%     0.30%     0.30%          0.30%
         0.15%       0.29%      0.29%           0.25%            0.03%       0.07%     0.07%     0.07%     0.07%          0.01%
         1.60%       1.68%      1.33%           0.88%            0.83%       1.56%     1.28%     1.14%     1.28%          0.22%
        82.57%      52.82%    102.48%          79.47%            2.53%       8.68%     7.85%    16.48%    14.22%          0.00%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   85

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------

                                                       SOCIAL CHOICE EQUITY FUND                       LARGE-CAP VALUE FUND
                                         ------------------------------------------------------   -------------------------------
                                                                               FOR THE PERIOD                    FOR THE PERIOD
                                           FOR THE                              MARCH 1, 2000     FOR THE SIX   SEPTEMBER 4, 2002
                                         SIX MONTHS    FOR THE YEARS ENDED      (COMMENCEMENT       MONTHS        (COMMENCEMENT
                                            ENDED          DECEMBER 31,       OF OPERATIONS) TO      ENDED      OF OPERATIONS) TO
                                          JUNE 30,     --------------------     DECEMBER 31,       JUNE 30,       DECEMBER 31,
                                           2003(A)       2002        2001          2000(A)          2003(A)          2002(A)
---------------------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)                                              (UNAUDITED)
SELECTED PER SHARE DATA
  Net asset value, beginning of period     $ 16.09     $ 20.61     $ 23.90         $ 25.00          $ 24.84          $ 25.00
---------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment
    operations:
  Net investment income                       0.14(b)     0.26(b)     0.24            0.23             0.28(b)        (0.17)(b)
  Net realized and unrealized gain
    (loss) on total investments               1.94       (4.52)      (3.28)          (0.93)            2.63             0.17
---------------------------------------------------------------------------------------------------------------------------------
  Total gain (loss) from investment
    operations                                2.08       (4.26)      (3.04)          (0.70)            2.91               --
---------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                       --       (0.26)      (0.22)          (0.23)              --            (0.16)
    Net realized gains                          --          --       (0.03)          (0.17)              --               --
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                  (0.26)      (0.25)          (0.40)              --            (0.16)
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period            $18.17      $16.09      $20.61          $23.90           $27.75           $24.84
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                 12.93%    (20.68)%    (12.72)%         (2.80)%           11.71%            0.01%
RATIOS AND
  SUPPLEMENTAL DATA
  Net assets at end of period (in
    thousands)                             $28,156     $22,683     $25,333         $25,977          $24,118          $20,178
  Ratio of expenses to average net
    assets before expense waiver                --        0.34%       0.39%           0.33%              --               --
  Ratio or expenses to average net
    assets after expense waiver               0.04%       0.17%       0.18%           0.15%            0.12%            0.08%
  Ratio of net investment income to
    average net assets                        0.82%       1.43%       1.15%           0.92%            1.13%            0.69%
  Portfolio turnover rate                     3.39%      27.21%       9.83%           4.94%           85.50%           94.30%
  (a) The percentages shown for this
    period are not annualized.
  (b) Based on average shares
    outstanding.
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 86  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT
                       See Notes To Financial Statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

       SMALL-CAP EQUITY FUND             REAL ESTATE SECURITIES FUND
------------------------------------   -------------------------------
                    FOR THE PERIOD                    FOR THE PERIOD
       FOR THE     SEPTEMBER 4, 2002   FOR THE SIX   SEPTEMBER 4, 2002
     SIX MONTHS      (COMMENCEMENT       MONTHS        (COMMENCEMENT
        ENDED      OF OPERATIONS) TO      ENDED      OF OPERATIONS) TO
      JUNE 30,       DECEMBER 31,       JUNE 30,       DECEMBER 31,
       2003(A)          2002(A)          2003(A)          2002(A)
----------------------------------------------------------------------
     (UNAUDITED)                       (UNAUDITED)
       $ 24.63          $ 25.00          $ 24.48          $ 25.00
----------------------------------------------------------------------
          0.17(b)          0.13(b)          0.77(b)          0.44(b)
          4.39            (0.38)            3.52            (0.61)
----------------------------------------------------------------------
          4.56            (0.25)            4.29            (0.17)
----------------------------------------------------------------------
            --            (0.12)              --            (0.31)
            --               --               --            (0.04)
----------------------------------------------------------------------
            --            (0.12)              --            (0.35)
----------------------------------------------------------------------
        $29.19           $24.63           $28.77           $24.48
----------------------------------------------------------------------
----------------------------------------------------------------------
         18.51%           (0.98)%          17.52%           (0.65)%
       $25,984          $20,044          $28,814          $20,194
            --               --               --               --
          0.05%            0.03%            0.12%            0.08%
          0.67%            0.55%            2.96%            1.80%
        135.35%           57.41%           50.13%          117.16%
----------------------------------------------------------------------
----------------------------------------------------------------------

                       See Notes To Financial Statements
                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   87

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Life Funds (the "Funds") is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of eight currently active series (each referred to as a "Fund"). TIAA-CREF Life Separate Accounts (the "Accounts"), which are registered with the Commission as unit investment trusts under the 1940 Act, have various sub-accounts which correspond to and invest in each of the Funds. The Accounts are separate accounts of TIAA-CREF Life Insurance Company ("TIAA-CREF Life"), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"). The Stock Index Fund commenced operations on December 1, 1988 with a seed money investment by TIAA. The Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. The Large-Cap Value, Small-Cap Equity and Real Estate Securities Funds commenced operations on September 4, 2002 with a seed money investment by TIAA. Subsequent to June 30, 2003, TIAA redeemed its seed money investments in the Funds as indicated below. At June 30, 2003, the Accounts and TIAA held the following amounts in the Funds:

                                                                              TIAA SEED
                                                                                MONEY
                                                                             REDEMPTIONS
                                                                            SUBSEQUENT TO
                                       ACCOUNTS             TIAA            JUNE 30, 2003
                                      -----------        -----------        -------------
Growth Equity Fund                    $24,902,892        $23,138,072         $20,140,000
Growth & Income Fund                   25,854,651         34,719,320          20,695,000
International Equity Fund              13,146,457         24,623,145                  --
Stock Index Fund                       88,408,126         22,981,401          22,380,000
Social Choice Equity Fund               9,164,906         18,991,539           5,325,000
Large-Cap Value Fund                    1,773,247         22,345,054             315,000
Small-Cap Equity Fund                   2,519,088         23,465,190             190,000
Real Estate Securities Fund             5,461,618         23,352,729           1,000,000

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities, other than money market instruments, are valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock index futures and options, which are traded on commodities exchanges, are valued at the last sale prices as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events that have a significant effect on their value occur between the time their price is determined and the time a Fund's net asset value is calculated.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and

 88  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Unaudited) -- (Continued)

currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income and realized gains, if any, are declared and paid annually. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year and comply with various other requirements.

NOTE 2. MANAGEMENT AGREEMENT

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of the Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Through October 27, 2002, Advisors waived its right to receive a portion of its fee from each Fund as indicated below. Effective October 28, 2002, for the following Funds the waiver was eliminated and the investment management fee was lowered to the amount that was previously the net fee, except for the Stock Index Fund and the Social Choice Equity Fund where the fee was lowered to 0.06% and 0.07%, respectively. For the periods indicated, Advisors received the following annual percentage of each Fund's average daily net assets:

                              EFFECTIVE THROUGH OCTOBER 27, 2002           EFFECTIVE
                          ------------------------------------------    OCTOBER 28, 2002
                                                      MANAGEMENT FEE    ----------------
                          MANAGEMENT FEE    WAIVER     AFTER WAIVER      MANAGEMENT FEE
                          --------------    ------    --------------    ----------------
Growth Equity Fund            0.46%         0.21%         0.25%               0.25%
Growth & Income Fund          0.44%         0.21%         0.23%               0.23%
International Equity
  Fund                        0.53%         0.24%         0.29%               0.29%
Stock Index Fund              0.30%         0.23%         0.07%               0.06%
Social Choice Equity
  Fund                        0.39%         0.21%         0.18%               0.07%

                                  EFFECTIVE SEPTEMBER 4, 2002
                                  ---------------------------
                                        MANAGEMENT FEE
                                  ---------------------------
Large-Cap Value Fund                         0.24%
Small-Cap Equity Fund                        0.10%
Real Estate Securities Fund                  0.25%

                                2003 SEMIANNUAL REPORT TIAA-CREF Life Funds   89

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Unaudited) -- (Concluded)

NOTE 3. INVESTMENTS

At June 30, 2003, the net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, for the Funds was as follows:

                                                                                  NET UNREALIZED
                                          GROSS UNREALIZED    GROSS UNREALIZED     APPRECIATION
                                            APPRECIATION        DEPRECIATION      (DEPRECIATION)
                                          ----------------    ----------------    --------------
Growth Equity Fund                           $2,216,969         $11,261,222        $ (9,044,253)
Growth & Income Fund                          3,499,593           3,104,428             395,165
International Equity Fund                     1,203,501           3,008,464          (1,804,963)
Stock Index Fund                              8,404,960          30,912,274         (22,507,314)
Social Choice Equity Fund                     2,806,255           9,002,831          (6,196,576)
Large-Cap Value Fund                          2,936,235             179,766           2,756,469
Small-Cap Equity Fund                         2,355,669             207,510           2,148,159
Real Estate Securities Fund                   2,330,078             189,722           2,140,356

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2003 were as follows:

                                 NON-GOVERNMENT    GOVERNMENT    NON-GOVERNMENT    GOVERNMENT
                                   PURCHASES       PURCHASES         SALES           SALES
                                 --------------    ----------    --------------    ----------
Growth Equity Fund                $11,161,159         $ --        $ 8,734,869         $ --
Growth & Income Fund               38,126,416           --         33,963,015           --
International Equity               29,117,903           --         28,092,931           --
Stock Index Fund                   14,938,992           --          2,412,038           --
Social Choice Equity Fund           3,429,244           --            820,604           --
Large-Cap Value Fund               19,705,740           --         17,910,380           --
Small-Cap Equity Fund              31,852,531           --         29,313,650           --
Real Estate Securities Fund        18,208,355           --         11,130,792           --

At June 30, 2003, the Stock Index Fund owned 639,238 shares of the Equity Index Fund of the TIAA-CREF Institutional Mutual Funds, totaling $4,992,449 and representing 0.38% of the outstanding shares.

NOTE 4. TRUSTEE FEES

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during 2002 were as follows:

                                                                  LONG-TERM
                                                      ORDINARY     CAPITAL
                                                       INCOME       GAIN        TOTAL
                                                     ----------   ---------   ----------
Growth Equity Fund                                   $  270,048    $    --    $  270,048
Growth & Income Fund                                    675,134         --       675,134
International Equity                                    796,389         --       796,389
Stock Index Fund                                      1,662,404         --     1,662,404
Social Choice Equity Fund                               354,834         --       354,834
Large-Cap Value Fund                                    130,150         --       130,150
Small-Cap Equity Fund                                   100,615         --       100,615
Real Estate Securities Fund                             278,624     10,196       288,820

The tax character of the 2003 distributions will be determined at the end of the year.

 90  TIAA-CREF Life Funds 2003 SEMIANNUAL REPORT

                      [This page intentionally left blank]

PRODUCTS FROM THE
TIAA-CREF GROUP OF
COMPANIES

PRODUCTS AVAILABLE TO EVERYONE

-     TIAA-CREF Mutual Funds

-     Individual Life and Long-Term Care Insurance

-     TIAA-CREF IRAs (Roth and Traditional)

-     Tuition Financing Programs

-     Investment Management and Related Trust Services

PRODUCTS AVAILABLE TO PEOPLE IN EDUCATION AND RESEARCH

-     TIAA-CREF Retirement Annuities

-     TIAA-CREF Supplemental Retirement Annuities (SRAs)

-     Keoghs from TIAA-CREF

-     457(b) Deferred Compensation Plans



TIAA-CREF SERVICES

[Computer icon] INTERNET ACCESS
Visit our World Wide Web site:

TIAA-CREF.ORG

Fund performance, personal account information and transactions, product information, and form and booklet requests.

[Telephone icon] AUTOMATED TELEPHONE SERVICE

800 842-2252

24 hours a day, 7 days a week

Fund performance, personal account information and transactions, and product information.

[Telephone icon] PERSONAL ASSISTANCE

800 223-1200

8 a.m. to 10 p.m. ET,  Monday - Friday

For questions about TIAA-CREF Mutual Funds, after-tax annuities, and long-term care and life insurance.

800 842-2776

8 a.m. to 10 p.m. ET,  Monday - Friday

9 a.m. to 6 p.m. ET,  Saturday

For questions about retirement saving and planning, quarterly and annual benefits reports, income payments and options, and tax reports.

[Telephone icon] TIAA-CREF TRUST COMPANY, FSB

888 842-9001

8 a.m. to 5 p.m. CT,  Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.


[Telephone icon] TIAA-CREF TUITION FINANCING, INC.

888 381-8283

8 a.m. to 11 p.m. ET,  Monday - Friday

For information on tuition financing programs.


[Computer icon] MUTUAL FUND INFORMATION ONLINE

TIAA-CREF
www.tiaa-cref.org/mfs/index.html

MORNINGSTAR
www.morningstar.com

[TIAA CREF LOGO]
730 Third Avenue
New York, NY 10017-3206



[Recycling Logo] Printed on Recycled Paper                              AF 30030
                                                                           08/03

ITEM 9. CONTROLS AND PROCEDURES.

      (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant's management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the principal executive officer and principal financial officer, concluded that the registrant's disclosure controls and procedures were effective for this semi-annual reporting period.

      (b) CHANGES IN INTERNAL CONTROLS. There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              TIAA-CREF LIFE FUNDS

Date: August 21, 2003         By: /s/ Bertram L. Scott
                                  ------------------------
                                  Bertram L. Scott
                                  Executive Vice President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 21, 2003         By: /s/ Bertram L. Scott
                                  -----------------------------
                                  Bertram L. Scott
                                  Executive Vice President
                                  (principal executive officer)


Date: August 21, 2003         By: /s/ Richard L. Gibbs
                                  -----------------------------
                                  Richard L. Gibbs
                                  Executive Vice President
                                  (principal financial officer)

                                  EXHIBIT LIST

ITEM 10. EXHIBITS.

10(a)(2)(i) Section 302 certification of the principal executive officer (EX-99.CERT)

10(a)(2)(ii) Section 302 certification of the principal financial officer (EX-99.CERT)

10(b) Section 906 certification.(EX-99.906CERT)